UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811- 07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center Los Angeles, CA		90067-6022
(Address of principal executive offices)		(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

SEASONS SERIES TRUST

MULTI-MANAGED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

	Shares/ Principal	Market Value
Security Description	Amount	(Note 1)
COMMON STOCK — 62.0%
Aerospace/Defense — 0.4%
Boeing Co.	1,200	$51,204
Lockheed Martin Corp.	1,500	126,120
Raytheon Co.	3,400	173,536
		350,860
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	2,600	139,360
Agricultural Chemicals — 1.4%
Monsanto Co.	16,910	1,189,618
Syngenta AG(1)	175	33,903
		1,223,521
Agricultural Operations — 1.2%
Archer-Daniels-Midland Co.	6,800	196,044
Bunge, Ltd.	16,280	842,816
		1,038,860
Apparel Manufacturers — 0.2%
Coach, Inc.†	1,500	31,155
Hanesbrands, Inc.†	6,800	86,700
Volcom, Inc.†	3,694	40,265
		158,120
Applications Software — 0.3%
Citrix Systems, Inc.†	200	4,714
Microsoft Corp.	13,500	262,440
		267,154
Banks-Commercial — 0.0%
BB&T Corp.	1,000	27,460
Banks-Fiduciary — 0.3%
Northern Trust Corp.	2,100	109,494
The Bank of New York Mellon Corp.	5,747	162,813
		272,307
Banks-Super Regional — 1.1%
Capital One Financial Corp.	100	3,189
Fifth Third Bancorp	3,000	24,780
PNC Financial Services Group, Inc.	3,600	176,400
SunTrust Banks, Inc.	1,700	50,218
US Bancorp	4,800	120,048
Wells Fargo & Co.	19,535	575,892
		950,527
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	3,500	191,695
The Coca-Cola Co.	3,900	176,553
		368,248
Beverages-Wine/Spirits — 0.2%
Central European Distribution Corp.†	7,800	153,660
Diageo PLC ADR	700	39,718
		193,378
Brewery — 0.9%
Anheuser-Busch InBev NV(1)	33,970	787,572
Cable TV — 0.0%
Comcast Corp., Special Class A	2,400	38,760
Casino Hotels — 0.2%
Boyd Gaming Corp.	30,090	142,326
Cellular Telecom — 0.9%
America Movil SAB de CV, Series L ADR	24,115	747,324
Collectibles — 0.0%
RC2 Corp.†	1,813	19,345
Commercial Services — 1.4%
Iron Mountain, Inc.†	33,480	827,960
Ticketmaster Entertainment, Inc.†	53,832	345,602
		1,173,562
Commercial Services-Finance — 2.3%
Dollar Financial Corp.†	6,600	67,980
Equifax, Inc.	7,400	196,248
Euronet Worldwide, Inc.†	34,555	401,184
Global Payments, Inc.	11,500	377,085
Heartland Payment Systems, Inc.	3,700	64,750
Lender Processing Services, Inc.	7,100	209,095
The Western Union Co.	23,200	332,688
TNS, Inc.†	39,000	366,210
		2,015,240
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	8,200	60,844
Computers — 7.4%
Apple, Inc.†	40,660	3,470,331
Hewlett-Packard Co.	5,400	195,966
International Business Machines Corp.	2,500	210,400
Research In Motion, Ltd.†	61,360	2,489,989
		6,366,686
Cosmetics & Toiletries — 0.8%
Bare Escentuals, Inc.†	57,600	301,248
Colgate-Palmolive Co.	2,200	150,788
Procter & Gamble Co.	4,500	278,190
		730,226
Cruise Lines — 0.1%
Carnival Corp.	4,000	97,280
Royal Caribbean Cruises, Ltd.	1,200	16,500
		113,780
Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	6,600	107,382
Fiserv, Inc.†	18,000	654,660
		762,042
Diagnostic Kits — 0.3%
Inverness Medical Innovations, Inc.†	11,600	219,356
Distribution/Wholesale — 0.4%
MWI Veterinary Supply, Inc.†	11,200	301,952
Diversified Banking Institutions — 1.8%
Bank of America Corp.	8,600	121,088
JPMorgan Chase & Co.	32,260	1,017,158
Morgan Stanley	1,100	17,644
The Goldman Sachs Group, Inc.	4,150	350,218
		1,506,108
Diversified Manufacturing Operations — 0.2%
General Electric Co.	6,100	98,820
Honeywell International, Inc.	2,500	82,075
		180,895

Diversified Minerals — 0.6%
Cia Vale do Rio Doce ADR	41,665	504,563
Electric Products-Misc. — 0.0%
Emerson Electric Co.	800	29,288
Electric-Integrated — 0.7%
Dominion Resources, Inc.	3,400	121,856
FPL Group, Inc.	2,800	140,924
Northeast Utilities	2,400	57,744
PG&E Corp.	3,200	123,872
Progress Energy, Inc.	3,400	135,490
		579,886
Electronic Components-Semiconductors — 1.0%
Intel Corp.	8,500	124,610
Intersil Corp., Class A	24,071	221,213
Macrovision Solutions Corp.†	21,016	265,852
Microsemi Corp.†	14,100	178,224
Texas Instruments, Inc.	2,400	37,248
		827,147
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,600	76,644
Electronic Measurement Instruments — 0.3%
Analogic Corp.	9,200	250,976
Engineering/R&D Services — 1.7%
ABB, Ltd.†(1)	97,555	1,470,565
Enterprise Software/Service — 2.3%
Lawson Software, Inc.†	28,100	133,194
Oracle Corp.†	102,800	1,822,644
		1,955,838
Entertainment Software — 0.9%
Activision Blizzard, Inc.†	19,800	171,072
Electronic Arts, Inc.†	37,430	600,377
		771,449
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.†	10,200	145,350
Finance-Other Services — 0.7%
CME Group, Inc.	2,780	578,546
Food-Confectionery — 0.3%
The J.M. Smucker Co.	6,400	277,504
Food-Misc. — 0.5%
Campbell Soup Co.	1,400	42,014
Chiquita Brands International, Inc.†	5,400	79,812
General Mills, Inc.	1,300	78,975
Kellogg Co.	2,100	92,085
Kraft Foods, Inc., Class A	4,300	115,455
		408,341
Food-Retail — 0.1%
The Kroger Co.	2,300	60,743
Footwear & Related Apparel — 0.1%
Skechers USA, Inc., Class A†	7,700	98,714
Hospital Beds/Equipment — 0.4%
Kinetic Concepts, Inc.†	18,400	352,912
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	1,900	36,955
Starwood Hotels & Resorts Worldwide, Inc.	1,000	17,900
		54,855
Independent Power Producers — 0.0%
Mirant Corp.†	24	453
Industrial Gases — 0.2%
Praxair, Inc.	3,000	178,080
Insurance Brokers — 0.3%
AON Corp.	5,200	237,536
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,300	39,338
Insurance-Multi-line — 0.4%
ACE, Ltd.	4,720	249,782
Hartford Financial Services Group, Inc.	800	13,136
MetLife, Inc.	3,100	108,066
		370,984
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	16,015	241,666
Internet Security — 0.0%
McAfee, Inc.†	200	6,914
Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	11,600	167,504
T. Rowe Price Group, Inc.	2,700	95,688
		263,192
Linen Supply & Related Items — 0.3%
Cintas Corp.	9,300	216,039
Medical Information Systems — 0.2%
IMS Health, Inc.	11,600	175,856
Medical Instruments — 0.1%
Medtronic, Inc.	800	25,136
St. Jude Medical, Inc.†	2,000	65,920
		91,056
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	8,000	368,240
Quest Diagnostics, Inc.	1,700	88,247
		456,487
Medical Products — 0.3%
Baxter International, Inc.	1,400	75,026
Johnson & Johnson	3,200	191,456
		266,482
Medical-Biomedical/Gene — 7.1%
Amgen, Inc.†	1,300	75,075
Celgene Corp.†	31,045	1,716,167
Charles River Laboratories International, Inc.†	6,700	175,540
Genentech, Inc.†	4,780	396,310
Genzyme Corp.†	1,300	86,281
Gilead Sciences, Inc.†	63,435	3,244,066
Life Technologies Corp.†	16,200	377,622
		6,071,061
Medical-Drugs — 1.2%
Abbott Laboratories	2,800	149,436
Eli Lilly & Co.	700	28,189

Merck & Co., Inc.	2,700	82,080
Pfizer, Inc.	5,100	90,321
Roche Holding AG(1)	4,041	622,046
Schering-Plough Corp.	3,600	61,308
		1,033,380
Medical-HMO — 0.6%
UnitedHealth Group, Inc.	20,490	545,034
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	7,400	278,018
Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc.†	23,600	208,860
Medical-Outpatient/Home Medical — 0.9%
Air Methods Corp.†	37,461	599,001
Lincare Holdings, Inc.†	6,400	172,352
		771,353
Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	15,515	922,832
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	9,825
Multimedia — 0.7%
News Corp., Class A	53,800	489,042
The Walt Disney Co.	2,300	52,187
Time Warner, Inc.	3,400	34,204
		575,433
Networking Products — 0.2%
Cisco Systems, Inc.†	9,200	149,960
Oil Companies-Exploration & Production — 1.2%
Apache Corp.	600	44,718
Occidental Petroleum Corp.	500	29,995
Pioneer Natural Resources Co.	26,400	427,152
SandRidge Energy, Inc.†	22,400	137,760
Ultra Petroleum Corp.†	8,700	300,237
Whiting Petroleum Corp.†	2,900	97,034
XTO Energy, Inc.	1,075	37,915
		1,074,811
Oil Companies-Integrated — 1.0%
Chevron Corp.	2,700	199,719
ConocoPhillips	1,400	72,520
Exxon Mobil Corp.	5,900	470,997
Hess Corp.	2,300	123,372
Marathon Oil Corp.	500	13,680
		880,288
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,700	36,788
Oil-Field Services — 0.2%
Schlumberger, Ltd.	2,700	114,291
Weatherford International, Ltd.†	2,300	24,886
		139,177
Optical Supplies — 0.7%
Alcon, Inc.	6,700	597,573
Pharmacy Services — 0.2%
Express Scripts, Inc.†	2,500	137,450
Medco Health Solutions, Inc.†	300	12,573
		150,023
Physical Therapy/Rehabilitation Centers — 0.3%
Psychiatric Solutions, Inc.†	10,400	289,640
Physicians Practice Management — 0.4%
Mednax, Inc.†	10,300	326,510
Private Corrections — 0.3%
Corrections Corp. of America†	8,500	139,060
The Geo Group, Inc.†	6,400	115,392
		254,452
Retail-Apparel/Shoe — 0.7%
Lululemon Athletica, Inc.†	20,000	158,600
The Children’s Place Retail Stores, Inc.†	7,600	164,768
Urban Outfitters, Inc.†	16,300	244,174
		567,542
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,200	30,504
Retail-Building Products — 0.1%
Home Depot, Inc.	3,000	69,060
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	700	15,162
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,300	120,873
Retail-Discount — 0.6%
Target Corp.	4,200	145,026
Wal-Mart Stores, Inc.	6,600	369,996
		515,022
Retail-Drug Store — 2.3%
CVS Caremark Corp.	68,480	1,968,115
Walgreen Co.	1,000	24,670
		1,992,785
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,200	63,040
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	4,300	155,660
Macy’s, Inc.	1,300	13,455
		169,115
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,200	33,816
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	3,300	46,563
Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	28,575	272,320
Telecom Services — 0.9%
Amdocs, Ltd.†	24,600	449,934
TW Telecom, Inc.†	35,165	297,848
		747,782
Telecommunication Equipment — 0.4%
ADC Telecommunications, Inc.†	64,100	350,627
Telephone-Integrated — 0.4%
AT&T, Inc.	11,297	321,964

Verizon Communications, Inc.	1,900	64,410
		386,374
Tobacco — 0.2%
Altria Group, Inc.	3,100	46,686
Philip Morris International, Inc.	3,100	134,881
		181,567
Transport-Rail — 0.0%
Union Pacific Corp.	200	9,560
Transport-Services — 0.6%
United Parcel Service, Inc., Class B	8,740	482,098
Veterinary Diagnostics — 0.5%
VCA Antech, Inc.†	21,000	417,480
Web Portals/ISP — 1.0%
Google, Inc., Class A†	2,630	809,119
Yahoo!, Inc.†	2,900	35,380
		844,499
Wireless Equipment — 0.6%
Crown Castle International Corp.†	20,190	354,940
Nokia Oyj ADR	2,200	34,320
QUALCOMM, Inc.	3,500	125,405
		514,665
Total Common Stock
(cost $60,598,647)		53,288,689
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.1%
Santander Finance Preferred SA
4.00%(2)	1,600	19,200
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX
6.38%	650	12,500
Diversified Financial Services — 0.0%
General Electric Capital Corp.
8.00%(3)	943	18,671
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac	300	117
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities
3.00%(2)	1,600	18,144
Total Preferred Stock
(cost $122,452)		68,632
ASSET BACKED SECURITIES — 6.0%
Diversified Financial Services — 6.0%
American Tower Trust,
Series 2007-1A, Class AFX
5.42% due 04/15/14*(4)	$250,000	213,018
AmeriCredit Automobile Receivables Trust,
Series 2005-AX, Class A4
3.93% due 10/06/11	13,444	12,369
AmeriCredit Automobile Receivables Trust,
Series 2007-AX, Class A3
5.19% due 11/06/11	89,216	87,311
AmeriCredit Automobile Receivables Trust,
Series 2006-BG, Class A3
5.21% due 10/06/11	18,140	17,649
AmeriCredit Automobile Receivables Trust,
Series 2006-RM, Class A2
5.42% due 08/08/11	67,571	62,520
Banc of America Commercial Mtg., Inc.,
Series 2005-2, Class A4
4.78% due 07/10/43(4)	55,000	49,642
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(4)(5)	25,000	20,490
Banc of America Commercial Mtg., Inc.,
Series 2006-6, Class AM
5.39% due 10/10/45(4)	20,000	9,626
Banc of America Commercial Mtg., Inc.,
Series 2007-1, Class A4
5.45% due 01/15/49(4)	325,000	241,374
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(5)(6)	58,248	42,401
Banc of America Funding Corp.,
Series 2006-J, Class 2A1
5.88% due 01/20/47(5)(6)	58,156	31,330
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2004-PWR6, Class A6
4.82% due 11/11/41(4)	180,000	155,532
Bear Stearns Commercial Mtg. Securities, Inc.,
Series 2007-PW15, Class A4
5.33% due 02/11/44(4)	75,000	57,806
Capital One Auto Finance Trust,
Series 2007-B, Class A3B
1.20% due 04/15/12(2)	8,492	7,790
Capital One Auto Finance Trust,
Series 2006-C, Class A3B
1.21% due 07/15/11(2)	10,762	10,269
Capital One Auto Finance Trust,
Series 2006-A, Class A4
1.21% due 12/15/12(2)	100,000	83,901
Capital One Auto Finance Trust,
Series 2006-C, Class A4
1.23% due 05/15/13(2)	40,000	27,728

Capital One Auto Finance Trust,
Series 2005-D, Class A4
1.24% due 10/15/12(2)	6,801	5,665
Capital One Auto Finance Trust,
Series 2005-C, Class A4A
4.71% due 06/15/12	28,846	25,601
Capital One Auto Finance Trust,
Series 2007-B, Class A3A
5.03% due 04/15/12	16,984	16,022
Chase Mtg. Finance Corp.,
Series 2007-A2, Class 1A1
5.00% due 07/25/37(5)(6)	50,360	45,947
Citigroup Commercial Mtg. Trust,
Series 2008-C7, Class AM
6.10% due 12/10/49(4)(5)	31,000	14,530
Citigroup/Deutsche Bank Commercial Mtg. Trust,
Series 2005-CD1, Class A4
5.23% due 07/15/44(4)(5)	70,000	58,064
Commercial Mtg. Asset Trust,
Series 1999-C1, Class D
7.35% due 01/17/32(4)	50,000	43,813
Commercial Mtg. Pass Through Certs.,
Series 2004-LB2A, Class A3
5.77% due 06/10/46(4)(5)	46,000	43,630
Countrywide Home Loans,
Series 2007-4, Class 1A1
6.00% due 05/25/37(6)	65,678	40,023
Countrywide Home Loans,
Series 2006-14, Class A3
6.25% due 09/25/36(6)	41,973	35,673
Credit Suisse Mtg. Capital Certs.,
Series 2006-C1, Class A4
5.55% due 02/15/39(4)(5)	325,000	263,881
Crown Castle Towers LLC,
Series 2006-1A, Class E
6.07% due 11/15/36*(4)	50,000	34,273
CS First Boston Mtg. Securities Corp.,
Series 2004-C4, Class A6
4.69% due 10/15/39(4)	50,000	41,391
Greenwich Capital Commerical Funding Corp.,
Series 2005-GG3, Class A4
4.80% due 12/10/14(4)	180,000	153,270
GS Mtg. Securities Corp. II,
Series 2007-EOP, Class L
3.18% due 03/06/20*(2)(4)(7)	45,000	27,000
GS Mtg. Securities Corp. II,
Series 2004-GG2, Class A6
5.40% due 08/10/38(4)	150,000	123,257
GSR Mtg. Loan Trust,
Series 2005-AR2, Class 1A2
5.83% due 04/25/35(5)(6)	38,533	18,531
GSR Mtg. Loan Trust,
Series 2007-AR1, Class 2A1
6.00% due 03/25/37(6)	25,735	13,650
Harley-Davidson Motorcycle Trust,
Series 2004-3, Class A2
3.20% due 05/15/12	40,921	39,573
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A1
0.61% due 02/25/10*(2)	16,667	16,486
Impac CMB Trust,
Series 2005-4, Class 1A1A
0.74% due 05/25/35(2)(6)	54,730	23,360
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-LDP9, Class AM
5.37% due 05/15/47(4)	72,000	34,119
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-CB18, Class A4
5.44% due 06/12/47(4)	10,000	7,216
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2008-C2, Class AM
6.58% due 01/12/18(4)(5)	68,000	32,295
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2004-CBX, Class A3
4.18% due 01/12/37(4)	150,000	145,317
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2006-LDP7, Class A4
5.88% due 04/15/45(4)(5)	260,000	207,417
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2008-C2, Class A4
6.07% due 01/12/18(4)	150,000	106,275
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2007-CB20, Class AJ
6.10% due 09/12/17(4)(5)	50,000	13,426
LB Commercial Conduit Mtg. Trust,
Series 1998-C1, Class E
7.00% due 02/18/30(4)	29,000	27,918
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class A2
4.89% due 09/15/30(4)	200,000	184,973
LB-UBS Commercial Mtg. Trust,
Series 2006-C7, Class A3
5.35% due 11/15/38(4)	55,000	42,840
LB-UBS Commercial Mtg. Trust,
Series 2006-C4, Class A4
5.88% due 06/15/38(4)(5)	100,000	82,261
LB-UBS Commercial Mtg. Trust,
Series 2001-C7, Class A5
6.13% due 12/15/30(4)	90,000	86,342
Merrill Lynch Mtg. Investors Trust,
Series 2005-A1, Class 2A1
4.53% due 12/25/34(5)(6)	61,108	36,646
Merrill Lynch Mtg. Trust,
Series 2005-CIP1, Class A4
5.05% due 07/12/38(4)	200,000	163,031

Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(4)(5)	300,000	258,445
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(4)	305,000	251,556
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.28% due 01/11/18(4)(5)	100,000	77,522
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.39% due 07/15/33(4)	42,725	41,484
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/35(4)	45,000	43,434
Morgan Stanley Mtg. Loan Trust,
Series 2007-12, Class 3A22
6.00% due 08/25/37(6)	59,122	30,274
MortgageIT Trust,
Series 2005-4, Class A1
0.75% due 10/25/35(2)(6)	137,580	47,160
Ocwen Advance Receivables Backed Notes,
Series 2006-1A
5.34% due 11/24/15*(7)	50,000	37,500
Peco Energy Transition Trust,
Series 2001-A, Class A1
6.52% due 12/31/10	200,000	201,539
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	120,019	92,780
Swift Master Auto Receivables Trust,
Series 2007-2, Class A
1.85% due 10/15/12(2)	88,929	77,392
Thornburg Mtg. Securities Trust,
Series 2003-5, Class 4A
4.56% due 10/25/43(6)	82,441	68,415
Thornburg Mtg. Securities Trust,
Series 2005-1, Class A3
4.77% due 04/25/45(5)(6)	94,270	56,996
UPFC Auto Receivables Trust,
Series 2006-A, Class A3
5.49% due 05/15/12	17,481	16,252
USAA Auto Owner Trust,
Series 2008-1, Class A4
4.50% due 10/15/13	200,000	178,721
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.55% due 03/25/35(5)(6)	129,447	88,588
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.56% due 01/25/35(5)(6)	152,960	107,979
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR17, Class A2
5.83% due 10/25/36(5)(6)	76,717	47,698
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(6)	33,340	21,367
Total Asset Backed Securities
(cost $6,483,646)		5,129,574
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(7)(8)(9)(18)
(cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 8.2%
Aerospace/Defense — 0.0%
General Dynamics Corp.
Company Guar. Notes
5.25% due 02/01/14	8,000	8,199
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
6.13% due 02/01/19	5,000	5,349
United Technologies Corp.
Notes
6.13% due 07/15/38	6,000	6,521
		11,870
Agricultural Chemicals — 0.0%
Mosaic Global Holdings, Inc.
Debentures
7.38% due 08/01/18	5,000	3,700
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	5,000	3,675
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	10,000	8,200
		15,575
Agricultural Operations — 0.1%
Cargill, Inc.
Notes
5.60% due 09/15/12*	65,000	61,206
Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
Series 2003-1
3.86% due 07/09/10	33,695	29,567
American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	10,000	6,400
American Airlines, Inc.
Pass Through Certs.
Series 1997-C1, Class X
7.86% due 04/01/13	1,000	760
Continental Airlines, Inc.
Series 2003-CB6, Class A2
6.65% due 03/15/19	11,333	8,273

Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	20,000	10,500
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	8,129	6,422
Southwest Airlines Co.
Pass Through Certs.
Series 2007-1
6.15% due 08/01/22	53,171	41,475
		103,397
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.
Senior Bonds
6.38% due 02/01/29	10,000	2,200
General Motors Corp.
Senior Notes
7.13% due 07/15/13	16,000	2,960
		5,160
Banks-Commercial — 0.1%
CoBank ACB
Senior Sub. Notes
7.88% due 04/16/18*	2,000	2,020
First Maryland Capital II
Company Guar. Notes
4.04% due 02/01/27(2)	18,000	10,764
Independence Community Bank Corp.
Sub. Notes
3.59% due 06/20/13(2)	11,000	9,006
KeyBank NA
Sub. Notes
5.45% due 03/03/16	12,000	9,451
KeyBank NA
Sub. Notes
7.41% due 10/15/27	4,000	3,434
SouthTrust Bank
Sub. Notes
4.75% due 03/01/13	16,000	14,982
SouthTrust Corp.
Sub. Notes
5.80% due 06/15/14	10,000	8,954
Sovereign Bank
Sub. Notes
8.75% due 05/30/18	13,000	12,843
Union Bank of California NA
Sub. Notes
5.95% due 05/11/16	20,000	16,052
Wachovia Bank NA
Sub. Notes
6.60% due 01/15/38	5,000	5,425
		92,931
Banks-Fiduciary — 0.0%
State Street Capital Trust IV
Company Guar. Notes
3.00% due 06/15/37(2)	10,000	4,392
Banks-Super Regional — 0.5%
Bank of America Corp.
Senior Notes
5.65% due 05/01/18	65,000	65,386
Bank of America Corp.
Sub. Notes
7.25% due 10/15/25	12,000	11,615
Capital One Financial Corp.
Sub. Notes
6.15% due 09/01/16	10,000	7,037
Capital One Financial Corp.
Senior Notes
6.75% due 09/15/17	75,000	72,643
JPMorgan Chase Bank NA
Sub. Notes
6.00% due 10/01/17	7,000	7,061
PNC Preferred Funding Trust I
Senior Notes
6.11% due 03/15/12*(2)(10)	10,000	4,129
Wachovia Corp.
Senior Sub. Notes
4.88% due 02/15/14	2,000	1,837
Wachovia Corp.
Senior Notes
5.70% due 08/01/13	7,000	6,790
Wachovia Corp.
Notes
5.75% due 02/01/18	90,000	90,179
Wells Fargo & Co.
Senior Notes
5.25% due 10/23/12	13,000	13,241
Wells Fargo & Co.
Senior Notes
5.63% due 12/11/17	100,000	104,328
		384,246
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc.
Senior Notes
7.38% due 03/03/14	5,000	5,491
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc.
Senior Sub. Notes
7.00% due 01/15/14	5,000	2,156
Turner Broadcasting
Senior Notes
8.38% due 07/01/13	30,000	29,259
		31,415
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.
Company Guar. Notes
5.00% due 01/15/09	8,000	7,960
D.R. Horton, Inc.
Senior Notes
5.63% due 09/15/14	15,000	10,350
Pulte Homes, Inc.
Company Guar. Bonds
8.13% due 03/01/11	35,000	30,450
		48,760

Cable TV — 0.3%
CCH I Holdings LLC/CCH I Holdings Capital Corp.
Senior Notes
11.00% due 10/01/15(19)	6,000	930
CCH II LLC/CCH II Capital Corp.
Senior Notes
10.25% due 09/15/10	15,000	6,900
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10	2,000	880
Comcast Cable Communications Holdings, Inc.
Company Guar. Notes
8.38% due 03/15/13	50,000	51,726
Comcast Corp.
Company Guar. Notes
5.85% due 11/15/15	17,000	16,080
Comcast Corp.
Bonds
6.40% due 05/15/38	85,000	84,801
Comcast Corp.
Notes
6.95% due 08/15/37	5,000	5,265
COX Communications, Inc.
Senior Notes
5.45% due 12/15/14	30,000	26,237
COX Communications, Inc.
Notes
5.88% due 12/01/16*	10,000	8,893
COX Communications, Inc.
Senior Notes
6.95% due 06/01/38*	3,000	2,714
Time Warner Cable, Inc.
Company Guar. Notes
5.40% due 07/02/12	5,000	4,745
Time Warner Cable, Inc.
Company Guar. Bonds
7.30% due 07/01/38	50,000	51,944
Time Warner Cable, Inc.
Company Guar. Notes
8.25% due 02/14/14	8,000	8,116
		269,231
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc.
Company Guar. Notes
5.50% due 07/01/10	40,000	25,400
MGM Mirage, Inc.
Senior Notes
5.88% due 02/27/14	20,000	12,800
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	10,000	7,600
		45,800
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp.
Sec. Notes
11.00% due 11/01/12*	5,000	2,725
Cellular Telecom — 0.2%
Centennial Communications Corp.
Senior Notes
9.63% due 01/01/13(2)	5,000	4,850
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	70,000	72,467
Nextel Communications, Inc.
Company Guar. Notes
5.95% due 03/15/14	13,000	5,460
Verizon Wireless
Senior Notes
7.38% due 11/15/13*	5,000	5,275
Verizon Wireless
Senior Notes
8.50% due 11/15/18*	45,000	52,726
		140,778
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co.
Senior Notes
4.88% due 04/30/14	6,000	5,919
Chemicals-Specialty — 0.0%
Cytec Industries, Inc.
Notes
4.60% due 07/01/13	30,000	25,362
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	10,000	5,350
Momentive Performance Materials, Inc.
Senior Sub. Notes
11.50% due 12/01/16	15,000	4,425
		35,137
Commercial Services-Finance — 0.1%
Credit Suisse/New York
Sub. Notes
6.00% due 02/15/18	75,000	68,874
Computer Services — 0.1%
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	5,000	3,375
Electronic Data Systems Corp.
Senior Notes
6.00% due 08/01/13	20,000	20,725
Electronic Data Systems Corp.
Notes
7.45% due 10/15/29	25,000	27,083
		51,183
Containers-Paper/Plastic — 0.0%
Pactiv Corp.
Bonds
7.95% due 12/15/25	20,000	18,706

Smurfit-Stone Container Enterprises, Inc.
Senior Notes
8.00% due 03/15/17(19)(22)	25,000	4,750
		23,456
Cosmetics & Toiletries — 0.0%
Avon Products, Inc.
Senior Notes
5.75% due 03/01/18	3,000	2,823
Procter & Gamble Co.
Senior Notes
4.60% due 01/15/14	7,000	7,335
		10,158
Direct Marketing — 0.0%
Affinity Group, Inc.
Senior Sub. Notes
9.00% due 02/15/12	5,000	2,500
Diversified Banking Institutions — 0.6%
Bank of America Corp.
Sub. Notes
5.25% due 12/01/15	70,000	62,578
Bank of America Corp.
Senior Notes
5.38% due 09/11/12	50,000	50,276
Bank of America Corp.
Sub. Notes
5.75% due 08/15/16	10,000	9,346
Citigroup, Inc.
Senior Notes
4.13% due 02/22/10	5,000	4,927
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	33,000	29,026
Citigroup, Inc.
Senior Bonds
5.50% due 08/27/12	70,000	67,950
Citigroup, Inc.
Senior Notes
5.50% due 04/11/13	5,000	4,868
Citigroup, Inc.
Senior Notes
5.85% due 07/02/13	13,000	12,546
Citigroup, Inc.
Senior Sub. Notes
5.88% due 02/22/33	11,000	9,590
Citigroup, Inc.
Senior Notes
5.88% due 05/29/37	20,000	19,985
Citigroup, Inc.
Senior Notes
6.13% due 05/15/18	55,000	55,612
Citigroup, Inc.
Senior Notes
6.50% due 08/19/13	20,000	20,182
Citigroup, Inc.
Junior Sub. Notes
8.40% due 04/30/18(2)(10)	5,000	3,301
JP Morgan Chase & Co.
Sub. Notes
4.89% due 09/01/15(2)	14,000	14,067
JP Morgan Chase & Co.
Sub. Notes
6.75% due 02/01/11	5,000	5,126
Morgan Stanley
Sub. Notes
4.75% due 04/01/14	65,000	49,523
Morgan Stanley
Senior Notes
5.45% due 01/09/17	6,000	4,946
Morgan Stanley
Senior Notes
6.00% due 04/28/15	15,000	12,941
The Goldman Sachs Group, Inc.
Senior Notes
5.13% due 01/15/15	5,000	4,587
The Goldman Sachs Group, Inc.
Senior Notes
5.30% due 02/14/12	10,000	9,439
The Goldman Sachs Group, Inc.
Senior Notes
6.13% due 02/15/33	8,000	7,293
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	95,000	77,128
		535,237
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc.
Senior Notes
5.25% due 11/21/11*	18,000	17,152
Citigroup Capital XXI
Company Guar. Bonds
8.30% due 12/21/77(2)	70,000	53,987
General Electric Capital Corp.
Senior Notes
5.65% due 06/09/14	20,000	19,841
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	12,000	11,746
		102,726
Diversified Manufacturing Operations — 0.0%
General Electric Co.
Senior Notes
5.25% due 12/06/17	19,000	18,942
Diversified Operations — 0.0%
Capmark Financial Group, Inc.
Company Guar. Notes
5.88% due 05/10/12	71,000	24,210
Electric-Generation — 0.1%
Bruce Mansfield Unit 1
Pass Through Certs.
6.85% due 06/01/34	22,000	18,757
The AES Corp.
Senior Notes
8.00% due 10/15/17	10,000	8,200

The AES Corp.
Senior Notes
8.88% due 02/15/11	15,000	14,025
		40,982
Electric-Integrated — 0.6%
Baltimore Gas & Electric Co.
Senior Notes
6.13% due 07/01/13	8,000	7,402
Centerpoint Energy, Inc.
Senior Notes
6.50% due 05/01/18	25,000	20,425
Central Illinois Light Co.
Senior Notes
8.88% due 12/15/13	5,000	4,995
Commonwealth Edison Co.
1st Mtg. Bonds
5.80% due 03/15/18	50,000	45,190
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(2)	20,000	9,000
Dominion Resources, Inc.
Senior Notes
8.88% due 01/15/19	5,000	5,392
DTE Energy Co.
Senior Notes
6.38% due 04/15/33	11,000	8,671
DTE Energy Co.
Senior Notes
7.05% due 06/01/11	6,000	5,935
Entergy Arkansas, Inc.
1st Mtg. Bonds
5.40% due 08/01/13	8,000	7,418
Entergy Gulf States Louisiana LLC
1st Mtg. Bonds
6.00% due 05/01/18*	10,000	8,716
Entergy Louisiana LLC
1st Mtg. Bonds
5.83% due 11/01/10	30,000	29,201
Exelon Corp.
Senior Notes
6.75% due 05/01/11	12,000	11,712
Mackinaw Power LLC
Sec. Notes
6.30% due 10/31/23*	20,128	17,289
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	10,000	9,700
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	4,473	4,031
Nisource Finance Corp.
Company Guar. Notes
5.25% due 09/15/17	7,000	4,243
Nisource Finance Corp.
Company Guar. Notes
7.88% due 11/15/10	70,000	64,056
Oncor Electric Delivery Co.
1st Mtg. Bonds
7.50% due 09/01/38*	7,000	6,515
Pepco Holdings, Inc.
Senior Notes
6.45% due 08/15/12	10,000	9,330
Potomac Electric Power Co.
1st Mtg. Bonds
7.90% due 12/15/38	5,000	5,569
PSEG Power LLC
Company Guar. Notes
5.00% due 04/01/14	15,000	13,459
PSEG Power LLC
Company Guar. Notes
7.75% due 04/15/11	10,000	9,988
Puget Sound Energy, Inc.
Senior Notes
5.20% due 10/01/15	25,000	23,179
Sierra Pacific Power Co.
1st Mtg. Bonds
5.45% due 09/01/13	15,000	14,348
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	18,000	16,061
Southern Energy, Inc.
Notes
7.90% due 07/15/09†(7)(8)(9)	20,000	0
Southern Power Co.
Senior Notes
4.88% due 07/15/15	11,000	9,792
Texas Competitive Electric Holdings Co. LLC
Senior Notes
Series A
10.25% due 11/01/15*	5,000	3,550
Texas Competitive Electric Holdings Co. LLC
Senior Notes
Series B
10.25% due 11/01/15*	10,000	7,100
Texas-New Mexico Power Co.
Senior Notes
6.25% due 01/15/09	30,000	29,895
Union Electric Co.
Sec. Notes
6.40% due 06/15/17	60,000	54,699
Union Electric Co.
1st. Mtg. Bonds
6.70% due 02/01/19	10,000	9,112
Virginia Electric & Power Co.
Senior Notes
8.88% due 11/15/38	60,000	75,934
		551,907
Electric-Transmission — 0.1%
ITC Holdings Corp.
Senior Notes
6.05% due 01/31/18*	100,000	95,957
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	5,000	2,850

National Semiconductor Corp.
Senior Notes
6.60% due 06/15/17	20,000	14,155
Spansion LLC
Senior Sec. Notes
5.33% due 06/01/13*(2)	5,000	900
		17,905
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.
Senior Notes
6.50% due 11/01/17	14,000	9,624
Electronic Parts Distribution — 0.1%
Avnet, Inc.
Senior Notes
6.63% due 09/15/16	60,000	46,184
Electronics-Military — 0.0%
L-3 Communications Corp.
Company Guar. Notes
6.38% due 10/15/15	5,000	4,675
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC
Senior Notes
7.38% due 10/28/09	10,000	8,782
Ford Motor Credit Co., LLC
Notes
7.38% due 02/01/11	10,000	7,605
Ford Motor Credit Co., LLC
Senior Notes
9.27% due 04/15/09(2)	8,000	7,720
GMAC LLC
Senior Bonds
6.88% due 09/15/11	3,000	2,429
GMAC LLC
Senior Bonds
6.88% due 08/28/12	12,000	9,099
		35,635
Finance-Commercial — 0.1%
CIT Group, Inc.
Senior Notes
5.65% due 02/13/17	35,000	24,337
CIT Group, Inc.
Notes
5.85% due 09/15/16	40,000	28,165
Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	20,000	13,954
		66,456
Finance-Credit Card — 0.0%
Discover Financial Services
Senior Notes
6.45% due 06/12/17	20,000	14,034
FIA Card Services NA
Senior Notes
7.13% due 11/15/12*	11,000	11,247
		25,281
Finance-Investment Banker/Broker — 0.8%
Credit Suisse First Boston USA, Inc.
Company Guar. Notes
5.13% due 08/15/15	11,000	9,991
Credit Suisse USA, Inc.
Company Guar. Notes
5.25% due 03/02/11	6,000	5,899
Credit Suisse USA, Inc.
Company Guar. Notes
6.13% due 11/15/11	6,000	6,060
JP Morgan Chase & Co.
Sub. Notes
5.13% due 09/15/14	90,000	87,217
Lazard Group LLC
Senior Notes
6.85% due 06/15/17	70,000	44,563
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(2)(10)(11)(20)	6,000	1
Lehman Brothers Holdings, Inc.
Senior Notes
5.50% due 04/04/16†(11)(20)	7,000	665
Lehman Brothers Holdings, Inc.
Sub. Notes
6.75% due 12/28/17†(11)(20)	7,000	1
Lehman Brothers Holdings, Inc.
Sub. Notes
7.50% due 05/11/38†(11)(20)	10,000	1
Lehman Brothers Holdings, Inc.
Senior Notes
8.80% due 03/01/15†(11)(20)	9,000	855
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 02/05/13	25,000	24,031
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 07/15/14	5,000	4,943
Merrill Lynch & Co., Inc.
Sub. Notes
6.11% due 01/29/37	110,000	98,882
Merrill Lynch & Co., Inc.
Sub. Notes
6.22% due 09/15/26	10,000	9,233
Merrill Lynch & Co., Inc.
Notes
6.88% due 04/25/18	8,000	8,368
Morgan Stanley
Senior Notes
5.75% due 08/31/12	105,000	97,904
Schwab Capital Trust I
Company Guar.
7.50% due 11/15/67(2)	48,000	24,005
The Bear Stearns Cos., Inc.
Senior Notes
4.50% due 10/28/10	11,000	10,906
The Bear Stearns Cos., Inc.
Senior Notes
5.35% due 02/01/12	40,000	39,245

The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	19,000	18,550
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	55,000	57,122
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	55,000	52,465
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	39,541
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	29,089
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	30,000	23,298
		692,835
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,825
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	11,000	10,721
		20,546
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	5,000	4,476
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	9,000	9,016
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	5,000	5,256
Safeway, Inc. Senior Notes 6.25% due 03/15/14	5,000	5,026
		10,282
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	11,400
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	5,000	2,750

Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	61,809
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	4,000	460
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	5,000	2,750
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	13,950
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,734
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	9,974
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	1,994
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	110,000	76,206
		97,908
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	11,400
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	13,000	10,714
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,227
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	17,586
		51,927
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(2)	60,000	31,590
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	20,000	16,467
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	22,240

Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	54,342
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	46,521
		171,160
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	10,000	5,500
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	46,510
		52,010
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	53,721
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	14,525
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	120,000	48,975
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	42,472
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	21,630
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	50,271
		231,594
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	19,000	15,889
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	11,715
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	93,040
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	115,000	85,716
		190,471
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	5,000	6,163
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	38,488
Medical Products — 0.0%
Johnson & Johnson Notes 5.95% due 08/15/37	8,000	9,767
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(18)	10,000	7,900
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(18)	10,000	7,100
		24,767
Medical-Drugs — 0.0%
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	5,000	5,040
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	5,000	3,863
UnitedHealth Group, Inc.
Senior Notes
5.25% due 03/15/11	5,000	4,701
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	3,000	2,836
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	5,000	4,154
		15,554
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	10,000	9,200
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	15,625
HCA, Inc. Senior Notes 9.25% due 11/15/16	20,000	18,350
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	10,000	7,750
		50,925
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	40,000	34,959
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,235
		48,194

Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	15,000	14,826
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.00% due 01/15/12	7,000	6,360
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	12,000	9,646
		16,006
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(2)(18)	15,000	5,100
Multimedia — 0.3%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	30,000	29,484
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	25,552
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	9,664
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	16,000	14,685
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	35,247
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	16,000	16,146
Time Warner, Inc. Bonds 6.63% due 05/15/29	70,000	62,076
Viacom, Inc. Senior Notes 6.13% due 10/05/17	20,000	16,576
		209,430
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	7,460
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	50,283
Xerox Corp. Senior Notes 6.35% due 05/15/18	5,000	3,910
		54,193
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	25,800
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	10,800
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	5,000	4,683
		41,283

Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	10,000	8,894
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	5,000	3,980
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	33,847
Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,250
International Paper Co. Notes 7.40% due 06/15/14	20,000	16,394
		20,644
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	10,000	8,150
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	19,143
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	18,125
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	10,000	9,734
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	7,106
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	105,000	99,647
Oneok, Inc. Senior Notes 6.00% due 06/15/35	5,000	3,427
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	13,000	9,988

Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	11,475
		178,645
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	70,000	49,657
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	5,000	412
Real Estate Investment Trusts — 0.5%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	30,000	15,860
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	41,235
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	9,200
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	65,208
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	41,829
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	60,000	29,529
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	31,696
Liberty Property LP Senior Notes 5.63% due 10/01/17	25,000	16,532
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	21,571
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	53,272
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	7,580
Realty Income Corp. Senior Notes 6.75% due 08/15/19	80,000	46,297
Simon Property Group LP Notes 5.30% due 05/30/13	40,000	29,904
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	49,383
		459,096
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	83,650
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	110,000	64,098
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	20,707
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	6,333
		91,138
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(18)(19)(22)	10,000	600
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	70,000	38,554
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	3,250
		41,804
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	2,256
Retail-Drug Store — 0.0%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	11,000	10,657
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	34,374	21,613
		32,270
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	3,625
Savings & Loans/Thrifts — 0.1%
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	28,000	27,586
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	16,000	14,883

Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	2,312
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	67,343
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	1,080
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(2)	5,000	2,125
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	5,700
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,228
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	10,000	6,200
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(2)(10)	26,000	7,800
		120,671
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	20,000	14,221
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	7,472
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(2)	5,000	3,300
United States Steel Corp. Senior Notes 7.00% due 02/01/18	7,000	4,771
		29,764
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	23,497
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	1,440
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	8,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	50,000	55,445
		88,682
Telephone-Integrated — 0.4%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,546
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	29,490
AT&T, Inc. Notes 6.30% due 01/15/38	75,000	79,283
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	30,612
Verizon Communications, Inc. Notes 6.40% due 02/15/38	85,000	90,415
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	35,000	39,384
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	5,000	5,866
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	80,000	58,298
		347,894
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	6,100
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	39,099
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	5,000	3,134
Paxson Communications Corp. Senior Notes 8.00% due 01/15/12*(2)	10,000	3,175
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(12)(18)	10,514	1,144
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(19)(22)	5,000	50
		52,702
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	45,000	48,637
Philip Morris International, Inc. Notes 6.38% due 05/16/38	25,000	26,407
		75,044
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	5,000	750

Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,805
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	37,133
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,804	2,243
		41,181
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	2,000	2,081
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	9,816
CSX Corp. Senior Notes 6.25% due 03/15/18	6,000	5,519
		15,335
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	9,150
Total Corporate Bonds & Notes
(cost $8,300,056)		7,012,294
FOREIGN CORPORATE BONDS & NOTES — 1.5%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	56,370	61,340
Banks-Commercial — 0.2%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	20,000	7,355
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(2)(10)	15,000	9,150
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	2,239
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	10,000	3,786
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	105,674
NIB Capital Bank Sub. Notes 5.82% due 12/11/13*(2)(10)	15,000	2,843
		131,047
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	100,000	88,608
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	20,000	18,638
		107,246
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	50,000	52,500
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	5,000	4,122
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	74,208
SABMiller PLC Senior Notes 6.50% due 07/15/18*	7,000	6,322
		137,152
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	5,000	5,110
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	5,700
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	8,800
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	18,766
		27,566
Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	18,343
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	92,633

Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	3,000	2,574
		95,207
Electric-Integrated — 0.0%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	12,345
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	16,000	14,528
Insurance-Multi-line — 0.1%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(2)(10)	22,000	5,830
AXA SA Sub. Notes 8.60% due 12/15/30	80,000	52,382
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	23,000	14,368
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	7,775
		80,355
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	10,000	5,983
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	2,150
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	5,900
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	23,082
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	6,000	5,586
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	4,000	3,144
Canadian Natural Resources, Ltd. Senior Notes 6.75% due 02/01/39	5,000	4,153
Nexen, Inc. Bonds 5.88% due 03/10/35	9,000	6,776
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	10,000	5,100
		19,173
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	8,000	9,000
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	7,000	6,140
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	20,000	16,188
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	13,875
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	26,000	11,019
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	97,740
		108,759
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	25,000	17,119
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(19)(21)	10,000	2,650
Telephone-Integrated — 0.3%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	50,000	51,504
France Telecom SA Bonds 7.75% due 03/01/11	40,000	42,092
France Telecom SA Notes 8.50% due 03/01/31	20,000	25,110
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	15,000	11,419

Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	80,000	71,000
		201,125
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	50,000	55,581
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	132,000	67,989
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	10,000	8,416
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	30,000	30,313
Total Foreign Corporate Bonds & Notes (cost $1,578,873)		1,294,968
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 4.86% due 12/15/13(13)(14) (cost $63,700)	63,700	25,958
MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $51,272)	50,000	57,642
U.S. GOVERNMENT AGENCIES — 12.8%
Federal Home Loan Mtg. Corp. — 4.7%
4.50% due January TBA	1,334,000	1,351,509
5.00% due 03/01/19	9,735	10,031
5.00% due 07/01/21	355,850	366,240
5.00% due 06/01/34	68,956	70,586
5.00% due 07/01/35	22,451	22,974
5.00% due 10/01/35	113,986	116,645
5.00% due 12/01/35	529,934	542,294
5.00% due 01/01/37	19,172	19,616
5.00% due 05/01/38	723,386	740,032
5.50% due 07/01/34	45,841	47,010
5.50% due 09/01/37	68,949	70,650
5.50% due 01/01/38	73,092	74,900
5.50% due 07/01/38	39,491	40,466
5.80% due 01/01/37(2)	59,569	60,787
5.95% due 10/01/36(2)	96,501	99,262
6.00% due 12/01/33	61,538	63,627
6.00% due 08/01/36	60,388	62,278
6.50% due 05/01/16	3,165	3,288
6.50% due 05/01/29	4,807	5,031
6.50% due 03/01/36	29,400	30,571
6.50% due 05/01/36	1,087	1,130
6.50% due 11/01/37	53,007	55,116
7.00% due 04/01/32	8,218	8,636
7.50% due 08/01/23	728	770
7.50% due 04/01/28	3,778	3,993
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	32,274	31,795
Series 2586, Class NK
3.50% due 08/15/16(6)	13,314	13,285
Series 3102, Class PG
5.00% due 11/15/28(6)	40,000	41,036
Series 3317, Class PD
5.00% due 09/15/31(6)	55,000	56,537
Series 3349, Class HB
5.50% due 06/15/31(6)	52,000	53,881
Series 1577, Class PK
6.50% due 09/15/23(6)	20,000	21,067
Series 1226, Class Z
7.75% due 03/15/22(6)	1,809	1,911
		4,086,954
Federal National Mtg. Assoc. — 5.4%
4.50% due 11/01/22	124,261	127,345
4.50% due January TBA	500,000	506,719
4.56% due 01/01/15	204,273	205,761
4.85% due 11/01/15	215,226	194,021
5.00% due 06/01/19	4,690	4,833
5.00% due 05/01/35	6,747	6,898
5.00% due 09/01/35	139,319	142,438
5.00% due 10/01/35	517,042	528,617
5.00% due 07/01/37	60,538	61,880
5.50% due 03/01/18	10,206	10,560
5.50% due 06/01/19	19,397	20,045
5.50% due 11/01/20	22,548	23,281
5.50% due 04/01/21	430,190	443,831
5.50% due 08/01/21	419,127	432,417
5.50% due 11/01/22	42,143	43,477
5.50% due 06/01/34	29,875	30,679
5.50% due 06/01/35	704,315	722,834
5.50% due 02/01/36(2)	32,974	33,610
5.50% due 06/01/36	480,361	494,117
5.50% due 08/01/36	75,353	77,335
5.50% due 11/01/36	16,230	16,657
5.92% due 10/01/11	49,393	51,438
6.00% due 06/01/17	18,542	19,307
6.00% due 12/01/33	52,400	54,113
6.00% due 05/01/34	3,486	3,597

6.00% due 06/01/35	5,461	5,629
6.50% due 08/01/17	35,255	36,632
6.50% due 09/01/32	47,754	49,829
6.50% due 04/01/34	18,252	19,010
6.50% due 10/01/37	6,340	6,593
6.56% due 07/01/11	35,690	37,438
7.00% due 06/01/37	172,952	181,286
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	54,000	55,194
		4,647,421
Government National Mtg. Assoc. — 2.7%
4.50% due 05/15/36	233,581	238,627
4.50% due March TBA	1,860,000	1,870,463
6.00% due 11/15/31	134,686	139,589
7.00% due 05/15/33	28,079	29,445
7.50% due 01/15/32	10,076	10,682
8.00% due 01/15/31	1,439	1,542
8.50% due 11/15/17	1,347	1,438
9.00% due 11/15/21	549	587
Government National Mtg. Assoc., REMIC
Series 2005-74 Class HB
7.50% due 09/16/35(6)	566	614
Series 2005-74 Class HC
7.50% due 09/16/35(6)	6,863	7,403
		2,300,390
Total U.S. Government Agencies (cost $10,787,697)		11,034,765
U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.0%
4.38% due 02/15/38	8,000	10,715
4.50% due 05/15/38	12,000	16,378
		27,093
United States Treasury Notes — 0.7%
1.50% due 10/31/10	150,000	152,238
2.00% due 11/30/13	70,000	71,816
3.38% due 09/15/09(15)	350,000	357,437
		581,491
Total U.S. Government Treasuries (cost $602,589)		608,584
Total Long-Term Investment Securities (cost $88,593,932)		78,522,606
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Time Deposit — 3.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(23) (cost $2,620,000)	2,620,000	2,620,000
REPURCHASE AGREEMENTS — 11.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $8,474,005 and collateralized by $8,125,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $8,646,695	8,474,000	8,474,000
Banc of America Securities Joint Repurchase Agreement(16)	185,000	185,000
UBS Securities LLC Joint Repurchase Agreement(16)	1,000,000	1,000,000
Total Repurchase Agreements (cost $9,659,000)		9,659,000
TOTAL INVESTMENTS (cost $100,872,932)(17)	105.7%	90,801,606
Liabilities in excess of other assets	(5.7)	(4,870,517)
NET ASSETS	100.0%	$85,931,089

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $1,671,767 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2008, the Multi-Managed Growth Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$1,500		0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)	Income may be received in cash or additional shares at the discretion of the issuer.
(19)	Bond is in default subsequent to December 31, 2008.
(20)	Company has filed Chapter 11 bankruptcy protection.
(21)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(22)	Subsequent to December 31, 2008, the company has filed Chapter 11 bankruptcy protection.
(23)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 0.6%.

ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
7	Long	Euro-Bund	March 2009	$1,205,409	$1,214,737	$9,328
6	Long	LIFFE Long Gilt	March 2009	1,005,605	1,065,114	59,509
5	Short	U.S. Treasury 2 YR Notes	March 2009	1,086,645	1,090,313	(3,668)
29	Long	U.S. Treasury 5 YR Notes	March 2009	3,378,007	3,452,586	74,579
44	Short	U.S. Treasury 10 YR Notes	March 2009	5,263,035	5,533,000	(269,965)
4	Short	U.S. Treasury Long Bonds	March 2009	562,616	552,187	10,429
						$(119,788)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
*	BRL	1,981,000	USD	891,261	3/18/2009	$65,983
*	CZK	3,200,000	USD	165,375	3/18/2009	182
*	GBP	140,000	USD	219,212	3/18/2009	18,236
*	USD	85,303	AUD	130,000	3/18/2009	4,708
*	USD	296,614	BRL	727,000	3/18/2009	6,252
*	USD	439,040	EUR	350,000	3/18/2009	46,260
*	USD	91,594	JPY	8,900,000	3/18/2009	6,735
						148,356

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	(Depreciation)
*	AUD	130,000	USD	81,000	3/18/2009	$(9,011)
*	BRL	341,000	USD	139,127	3/18/2009	(2,933)
*	CAD	110,000	USD	86,417	3/18/2009	(2,707)
*	CZK	3,000,000	USD	152,897	3/18/2009	(1,972)
*	EUR	350,000	USD	444,238	3/18/2009	(41,063)
*	JPY	8,900,000	USD	94,459	3/18/2009	(3,870)
*	NOK	590,000	USD	82,533	3/18/2009	(1,352)
*	USD	688,672	BRL	1,595,000	3/18/2009	(24,201)
*	USD	90,064	CAD	110,000	3/18/2009	(940)
*	USD	49,460	CZK	930,000	3/18/2009	(1,451)
*	USD	35,502	GBP	24,000	3/18/2009	(1,049)
*	USD	87,412	NOK	590,000	3/18/2009	(3,528)
						(94,077)
Net Unrealized Appreciation (Depreciation)						$54,279

*             Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CZK — Czech Koruna
EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 49.2%
Aerospace/Defense — 0.4%
Boeing Co.	2,200	$93,874
Lockheed Martin Corp.	2,500	210,200
Raytheon Co.	5,900	301,136
		605,210
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	4,400	235,840
Agricultural Chemicals — 1.0%
Monsanto Co.	23,525	1,654,984
Syngenta AG(1)	84	16,273
		1,671,257
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	12,200	351,726
Bunge, Ltd.	19,920	1,031,258
		1,382,984
Apparel Manufacturers — 0.2%
Coach, Inc.†	2,500	51,925
Hanesbrands, Inc.†	11,800	150,450
Volcom, Inc.†	6,428	70,065
		272,440
Applications Software — 0.3%
Citrix Systems, Inc.†	400	9,428
Microsoft Corp.	23,400	454,896
		464,324
Banks-Commercial — 0.0%
BB&T Corp.	1,800	49,428
Banks-Fiduciary — 0.3%
Northern Trust Corp.	3,600	187,704
The Bank of New York Mellon Corp.	10,301	291,827
		479,531
Banks-Super Regional — 0.9%
Capital One Financial Corp.	200	6,378
Fifth Third Bancorp	5,100	42,126
PNC Financial Services Group, Inc.	6,500	318,500
SunTrust Banks, Inc.	3,000	88,620
US Bancorp	8,400	210,084
Wells Fargo & Co.	29,035	855,952
		1,521,660
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	5,600	306,712
The Coca-Cola Co.	6,800	307,836
		614,548
Beverages-Wine/Spirits — 0.2%
Central European Distribution Corp.†	13,300	262,010
Diageo PLC ADR	1,200	68,088
		330,098
Brewery — 0.6%
Anheuser-Busch InBev NV(1)	43,625	1,011,416
Cable TV — 0.0%
Comcast Corp., Special Class A	3,900	62,985
Casino Hotels — 0.1%
Boyd Gaming Corp.	37,030	175,152
Cellular Telecom — 0.6%
America Movil SAB de CV, Series L ADR	31,025	961,465
Collectibles — 0.0%
RC2 Corp.†	3,141	33,514
Commercial Services — 1.2%
Iron Mountain, Inc.†	57,612	1,424,745
Ticketmaster Entertainment, Inc.†	92,558	594,222
		2,018,967
Commercial Services-Finance — 2.1%
Dollar Financial Corp.†	11,400	117,420
Equifax, Inc.	12,700	336,804
Euronet Worldwide, Inc.†	59,399	689,622
Global Payments, Inc.	19,800	649,242
Heartland Payment Systems, Inc.	6,300	110,250
Lender Processing Services, Inc.	12,100	356,345
The Western Union Co.	39,800	570,732
TNS, Inc.†	67,100	630,069
		3,460,484
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	14,100	104,622
Computers — 5.1%
Apple, Inc.†	50,955	4,349,009
Hewlett-Packard Co.	9,600	348,384
International Business Machines Corp.	4,000	336,640
Research In Motion, Ltd.†	81,270	3,297,937
		8,331,970
Cosmetics & Toiletries — 0.8%
Bare Escentuals, Inc.†	99,000	517,770
Colgate-Palmolive Co.	3,800	260,452
Procter & Gamble Co.	7,800	482,196
		1,260,418
Cruise Lines — 0.1%
Carnival Corp.	6,800	165,376
Royal Caribbean Cruises, Ltd.	2,100	28,875
		194,251
Data Processing/Management — 0.8%
Fidelity National Information Services, Inc.	11,400	185,478
Fiserv, Inc.†	30,900	1,123,833
		1,309,311
Diagnostic Kits — 0.2%
Inverness Medical Innovations, Inc.†	20,000	378,200
Distribution/Wholesale — 0.3%
MWI Veterinary Supply, Inc.†	19,300	520,328
Diversified Banking Institutions — 1.3%
Bank of America Corp.	14,800	208,384
JPMorgan Chase & Co.	46,055	1,452,114
Morgan Stanley	2,000	32,080
The Goldman Sachs Group, Inc.	5,885	496,635
		2,189,213
Diversified Manufacturing Operations — 0.2%
General Electric Co.	10,900	176,580
Honeywell International, Inc.	3,600	118,188
		294,768

Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	53,660	649,823
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,300	47,593
Electric-Integrated — 0.6%
Dominion Resources, Inc.	5,800	207,872
FPL Group, Inc.	4,700	236,551
Northeast Utilities	4,000	96,240
PG&E Corp.	5,400	209,034
Progress Energy, Inc.	5,600	223,160
		972,857
Electronic Components-Semiconductors — 0.9%
Intel Corp.	14,800	216,968
Intersil Corp., Class A	41,377	380,255
Macrovision Solutions Corp.†	36,060	456,159
Microsemi Corp.†	24,300	307,152
Texas Instruments, Inc.	4,000	62,080
		1,422,614
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,200	131,998
Electronic Measurement Instruments — 0.3%
Analogic Corp.	15,800	431,024
Engineering/R&D Services — 1.2%
ABB, Ltd.†(1)	128,373	1,935,122
Enterprise Software/Service — 1.6%
Lawson Software, Inc.†	48,300	228,942
Oracle Corp.†	130,555	2,314,740
		2,543,682
Entertainment Software — 0.7%
Activision Blizzard, Inc.†	33,900	292,896
Electronic Arts, Inc.†	58,060	931,282
		1,224,178
Finance-Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.†	17,500	249,375
Finance-Other Services — 0.4%
CME Group, Inc.	3,430	713,817
Food-Confectionery — 0.3%
The J.M. Smucker Co.	10,900	472,624
Food-Misc. — 0.4%
Campbell Soup Co.	2,400	72,024
Chiquita Brands International, Inc.†	9,200	135,976
General Mills, Inc.	2,400	145,800
Kellogg Co.	3,600	157,860
Kraft Foods, Inc., Class A	7,400	198,690
		710,350
Food-Retail — 0.1%
The Kroger Co.	4,000	105,640
Footwear & Related Apparel — 0.1%
Skechers USA, Inc., Class A†	13,200	169,224
Hospital Beds/Equipment — 0.4%
Kinetic Concepts, Inc.†	31,700	608,006
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	3,300	64,185
Starwood Hotels & Resorts Worldwide, Inc.	1,800	32,220
		96,405
Independent Power Producers — 0.0%
Mirant Corp.†	31	585
Industrial Gases — 0.2%
Praxair, Inc.	5,300	314,608
Insurance Brokers — 0.3%
AON Corp.	9,300	424,824
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	2,400	72,624
Insurance-Multi-line — 0.3%
ACE, Ltd.	6,025	318,843
Hartford Financial Services Group, Inc.	1,400	22,988
MetLife, Inc.	5,300	184,758
		526,589
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	19,990	301,649
Internet Security — 0.0%
McAfee, Inc.†	400	13,828
Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	19,900	287,356
T. Rowe Price Group, Inc.	4,700	166,568
		453,924
Linen Supply & Related Items — 0.2%
Cintas Corp.	16,000	371,680
Medical Information Systems — 0.2%
IMS Health, Inc.	20,000	303,200
Medical Instruments — 0.1%
Medtronic, Inc.	1,400	43,988
St. Jude Medical, Inc.†	3,600	118,656
		162,644
Medical Labs & Testing Services — 0.5%
Covance, Inc.†	13,700	630,611
Quest Diagnostics, Inc.	3,000	155,730
		786,341
Medical Products — 0.3%
Baxter International, Inc.	2,300	123,257
Johnson & Johnson	5,300	317,099
		440,356
Medical-Biomedical/Gene — 4.9%
Amgen, Inc.†	2,300	132,825
Celgene Corp.†	39,490	2,183,007
Charles River Laboratories International, Inc.†	11,500	301,300
Genentech, Inc.†	6,790	562,959
Genzyme Corp.†	2,300	152,651
Gilead Sciences, Inc.†	79,280	4,054,379
Life Technologies Corp.†	27,800	648,018
		8,035,139
Medical-Drugs — 0.9%
Abbott Laboratories	4,800	256,176
Eli Lilly & Co.	1,200	48,324

Merck & Co., Inc.	4,500	136,800
Pfizer, Inc.	8,700	154,077
Roche Holding AG(1)	5,225	804,304
Schering-Plough Corp.	6,300	107,289
		1,506,970
Medical-HMO — 0.4%
UnitedHealth Group, Inc.	26,535	705,831
Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	12,700	477,139
Medical-Nursing Homes — 0.2%
Sun Healthcare Group, Inc.†	40,600	359,310
Medical-Outpatient/Home Medical — 0.8%
Air Methods Corp.†	64,288	1,027,965
Lincare Holdings, Inc.†	11,000	296,230
		1,324,195
Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.	19,370	1,152,128
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	18,012
Multimedia — 0.5%
News Corp., Class A	69,210	629,119
The Walt Disney Co.	3,700	83,953
Time Warner, Inc.	6,100	61,366
		774,438
Networking Products — 1.1%
Cisco Systems, Inc.†	109,925	1,791,777
Oil Companies-Exploration & Production — 1.1%
Apache Corp.	1,200	89,436
Occidental Petroleum Corp.	800	47,992
Pioneer Natural Resources Co.	45,400	734,572
SandRidge Energy, Inc.†	38,400	236,160
Ultra Petroleum Corp.†	14,900	514,199
Whiting Petroleum Corp.†	5,000	167,300
XTO Energy, Inc.	1,800	63,486
		1,853,145
Oil Companies-Integrated — 0.9%
Chevron Corp.	4,600	340,262
ConocoPhillips	2,600	134,680
Exxon Mobil Corp.	10,200	814,266
Hess Corp.	3,800	203,832
Marathon Oil Corp.	800	21,888
		1,514,928
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	3,100	67,084
Oil-Field Services — 0.1%
Schlumberger, Ltd.	4,600	194,718
Weatherford International, Ltd.†	3,800	41,116
		235,834
Optical Supplies — 0.5%
Alcon, Inc.	8,345	744,291
Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,200	230,916
Medco Health Solutions, Inc.†	500	20,955
		251,871
Physical Therapy/Rehabilitation Centers — 0.3%
Psychiatric Solutions, Inc.†	17,800	495,730
Physicians Practice Management — 0.3%
Mednax, Inc.†	17,700	561,090
Private Corrections — 0.3%
Corrections Corp. of America†	14,700	240,492
The Geo Group, Inc.†	10,900	196,527
		437,019
Retail-Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	34,300	271,999
The Children’s Place Retail Stores, Inc.†	13,000	281,840
Urban Outfitters, Inc.†	28,000	419,440
		973,279
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	2,000	50,840
Retail-Building Products — 0.1%
Home Depot, Inc.	5,100	117,402
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,200	25,992
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,400	208,014
Retail-Discount — 0.6%
Target Corp.	7,300	252,069
Wal-Mart Stores, Inc.	11,600	650,296
		902,365
Retail-Drug Store — 1.6%
CVS Caremark Corp.	88,140	2,533,144
Walgreen Co.	1,800	44,406
		2,577,550
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	5,500	108,350
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	7,400	267,880
Macy’s, Inc.	2,600	26,910
		294,790
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	2,100	59,178
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	5,500	77,605
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	39,106	372,680
Telecom Services — 0.7%
Amdocs, Ltd.†	42,300	773,667
TW Telecom, Inc.†	43,585	369,165
		1,142,832
Telecommunication Equipment — 0.4%
ADC Telecommunications, Inc.†	110,100	602,247
Telephone-Integrated — 0.4%
AT&T, Inc.	19,807	564,500

Verizon Communications, Inc.	3,200	108,480
		672,980
Tobacco — 0.2%
Altria Group, Inc.	5,400	81,324
Philip Morris International, Inc.	5,300	230,603
		311,927
Transport-Rail — 0.0%
Union Pacific Corp.	300	14,340
Transport-Services — 0.4%
United Parcel Service, Inc., Class B	11,930	658,059
Veterinary Diagnostics — 0.4%
VCA Antech, Inc.†	36,000	715,680
Web Portals/ISP — 0.7%
Google, Inc., Class A†	3,330	1,024,475
Yahoo!, Inc.†	5,000	61,000
		1,085,475
Wireless Equipment — 0.4%
Crown Castle International Corp.†	26,110	459,014
Nokia Oyj ADR	3,800	59,280
QUALCOMM, Inc.	5,600	200,648
		718,942
Total Common Stock (cost $91,497,188)		80,588,026
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,400	28,800
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	17,307
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	1,890	37,422
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac	500	195
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,800	31,752
Total Preferred Stock (cost $203,963)		115,476
ASSET BACKED SECURITIES — 10.0%
Diversified Financial Services — 10.0%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/14*(4)	$825,000	702,958
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	51,086	47,002
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	290,777	284,568
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	60,467	58,830
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	202,712	187,560
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	265,000	239,186
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	80,000	65,567
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	38,000	18,289
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	900,000	668,420
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(5)(6)	98,768	71,898
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.88% due 01/20/47(5)(6)	97,768	52,670
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	110,000	74,906
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	760,000	656,692
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	55,000	40,753
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	375,000	289,032
Cabela’s Master Credit Card Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	493,866
Capital One Auto Finance Trust, Series 2007-B, Class A3B 1.20% due 04/15/12(2)	25,476	23,371

Capital One Auto Finance Trust, Series 2006-C, Class A3B 1.21% due 07/15/11(2)	32,285	30,806
Capital One Auto Finance Trust, Series 2006-A, Class A4 1.21% due 12/15/12(2)	350,000	293,655
Capital One Auto Finance Trust, Series 2006-C, Class A4 1.23% due 05/15/13(2)	150,000	103,979
Capital One Auto Finance Trust, Series 2005-D, Class A4 1.24% due 10/15/12(2)	27,205	22,659
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	98,901	87,775
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	59,444	56,078
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.00% due 07/25/37(5)(6)	84,257	76,873
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	71,000	33,279
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	225,000	186,633
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	95,000	83,245
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	400,000	326,008
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	223,305	136,076
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	139,172	118,285
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	850,000	690,150
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	160,000	109,674
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	198,678
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 12/10/14(4)	760,000	647,140
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.18% due 03/06/20*(2)(4)(7)	155,000	93,000
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	500,000	410,856
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.83% due 04/25/35(5)(6)	128,445	61,771
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(6)	77,205	40,951
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 0.61% due 02/25/10*(2)	60,000	59,351
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.72% due 11/25/11*(2)	70,000	54,351
Impac CMB Trust, Series 2005-4, Class 1A1A 0.74% due 05/25/35(2)(6)	194,595	83,057
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	110,000	52,127
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	35,000	25,255
JP Morgan Chase Commercial Mtg. Securities Corp.,
Series 2008-C2, Class AM
6.58% due 01/12/18(4)(5)	116,000	55,091
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	450,000	435,951
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	830,000	662,138
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	475,000	336,539
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	150,000	40,277
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	55,000	52,947
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	650,000	601,161
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	285,000	221,988
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	210,000	201,466

Merrill Lynch Mtg. Investors Trust,
Series 2005-A1, Class 2A1
4.53% due 12/25/34(5)(6)	198,601	119,098
Merrill Lynch Mtg. Trust,
Series 2005-CIP1, Class A4
5.05% due 07/12/38(4)	725,000	590,989
Merrill Lynch Mtg. Trust,
Series 2006-C1, Class A2
5.61% due 05/12/39(4)(5)	1,100,000	947,631
Morgan Stanley Capital I,
Series 2005-T17, Class A5
4.78% due 12/13/41(4)	850,000	701,059
Morgan Stanley Capital I,
Series 2008-T29, Class A4
6.28% due 01/11/18(4)(5)	500,000	387,610
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP3, Class A4
6.39% due 07/15/33(4)	147,163	142,890
Morgan Stanley Dean Witter Capital I,
Series 2001-TOP5, Class A4
6.39% due 10/15/35(4)	175,000	168,909
Morgan Stanley Mtg. Loan Trust,
Series 2007-12, Class 3A22
6.00% due 08/25/37(6)	195,556	100,135
MortgageIT Trust,
Series 2005-4, Class A1
0.75% due 10/25/35(2)(6)	434,142	148,816
Ocwen Advance Receivables Backed Notes,
Series 2006-1A
5.34% due 11/24/15*(7)	80,000	60,000
Providian Master Note Trust,
Series 2006-B1A, Class B1
5.35% due 03/15/13*	290,000	271,122
Residential Asset Securities Corp.,
Series 2003-KS10, Class AI6
4.54% due 12/25/33	177,806	137,452
Swift Master Auto Receivables Trust,
Series 2007-2, Class A
1.85% due 10/15/12(2)	154,988	134,882
Thornburg Mtg. Securities Trust,
Series 2003-5, Class 4A
4.56% due 10/25/43(6)	263,812	218,927
Thornburg Mtg. Securities Trust,
Series 2005-1, Class A3
4.77% due 04/25/45(5)(6)	329,945	199,486
UPFC Auto Receivables Trust,
Series 2006-A, Class A3
5.49% due 05/15/12	62,431	58,043
USAA Auto Owner Trust,
Series 2008-1, Class A4
4.50% due 10/15/13	515,000	460,206
Washington Mutual Master Note Trust,
Series 2006-A4A, Class A4A
1.22% due 10/15/13*(2)	140,000	117,545
Wells Fargo Mtg. Backed Securities Trust,
Series 2005-AR2, Class 2A2
4.55% due 03/25/35(5)(6)	410,853	281,171
Wells Fargo Mtg. Backed Securities Trust,
Series 2004-BB, Class A2
4.56% due 01/25/35(5)(6)	491,659	347,076
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR17, Class A2
5.83% due 10/25/36(5)(6)	128,259	79,744
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(6)	53,344	34,187
Total Asset Backed Securities
(cost $20,598,655)		16,371,816
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc.
Notes
7.50% due 08/15/09(7)(8)(9)(18)
(cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 12.9%
Aerospace/Defense — 0.0%
General Dynamics Corp.
Company Guar. Notes
5.25% due 02/01/14	16,000	16,397
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Senior Notes
6.13% due 02/01/19	10,000	10,699
United Technologies Corp.
Notes
6.13% due 07/15/38	10,000	10,868
		21,567
Agricultural Chemicals — 0.0%
Terra Capital, Inc.
Company Guar. Notes
7.00% due 02/01/17	5,000	3,675
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	15,000	12,300
		15,975
Agricultural Operations — 0.1%
Cargill, Inc.
Notes
5.60% due 09/15/12*	225,000	211,867
Airlines — 0.2%
American Airlines, Inc.
Pass Through Certs.
Series 2003-1
3.86% due 07/09/10	109,509	96,094

American Airlines, Inc.
Pass Through Certs.
Series 2001-1, Class A-2
6.82% due 05/23/11	20,000	12,800
American Airlines, Inc.
Pass Through Certs.
Series 1997-C1, Class X
7.86% due 04/01/13	1,000	760
Continental Airlines, Inc.
Series 2003-CB6, Class A2
6.65% due 03/15/19	42,502	31,026
Continental Airlines, Inc.
Pass Through Certs.
Class B
6.90% due 04/19/22	60,000	31,500
Northwest Airlines, Inc.
Pass Through Certs.
Series 2002-1, Class G2
6.26% due 11/20/21	12,193	9,633
Southwest Airlines Co.
Pass Through Certs.
Series 2007-1
6.15% due 08/01/22	178,847	139,506
		321,319
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	20,000	4,400
General Motors Corp. Senior Notes 7.13% due 07/15/13	29,000	5,365
		9,765
Banks-Commercial — 0.3%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	5,000	5,051
First Maryland Capital II Company Guar. Notes 4.04% due 02/01/27(2)	28,000	16,743
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(2)	16,000	13,100
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	14,177
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	5,151
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	23,409
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	13,431
Sovereign Bank Sub. Notes 8.75% due 05/30/18	345,000	340,838
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	24,078
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	10,000	10,849
		466,827
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(2)	30,000	13,175
Banks-Super Regional — 0.8%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	80,000	79,240
Bank of America Corp. Senior Notes 5.65% due 05/01/18	155,000	155,920
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	23,229
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	20,000	14,074
Capital One Financial Corp. Senior Notes
6.75% due 09/15/17	260,000	251,829
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	14,000	14,122
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	15,000	6,194
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	3,000	2,756
Wachovia Corp. Senior Notes 5.70% due 08/01/13	11,000	10,671
Wachovia Corp. Notes 5.75% due 02/01/18	310,000	310,617
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	19,000	19,352
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	350,000	365,147
		1,253,151
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	10,000	10,981
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	4,312

Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	117,034
		121,346
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,925
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	37,950
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	126,150
		179,025
Cable TV — 0.6%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(19)	9,000	1,395
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	24,000	11,040
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	4,000	1,760
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	170,000	175,869
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	27,000	25,539
Comcast Corp. Bonds 6.40% due 05/15/38	310,000	309,276
Comcast Corp. Notes 6.95% due 08/15/37	10,000	10,531
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	104,947
COX Communications, Inc. Notes 5.88% due 12/01/16*	50,000	44,464
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	6,332
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	10,000	9,490
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	175,000	181,802
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	17,000	17,246
		899,691
Casino Hotels — 0.1%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	82,550
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	25,000	16,000
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	99,100
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	7,600
		205,250
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	10,000	5,450
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(2)	15,000	14,550
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	250,000	258,811
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	5,460
Verizon Wireless Senior Notes 7.38% due 11/15/13*	9,000	9,496
Verizon Wireless Senior Notes 8.50% due 11/15/18*	145,000	169,893
		458,210
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,878
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	105,000	88,766
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	8,025
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	10,325
		107,116

Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	285,000	261,723
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	6,750
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	30,000	31,087
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	85,000	92,082
		129,919
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	3,850
Containers-Paper/Plastic — 0.0%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12(19)(22)	10,000	1,700
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	51,442
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(19)(22)	50,000	9,500
		62,642
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	6,000	5,645
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,575
		18,220
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	5,000
Diversified Banking Institutions — 1.0%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	130,000	116,216
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	90,497
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	177,775
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	15,000	14,019
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	10,000	9,854
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	48,000	42,220
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	240,000	232,972
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	10,000	9,737
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	19,301
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	16,000	13,949
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	49,962
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	165,000	166,835
Citigroup, Inc.
Senior Notes
6.50% due 08/19/13	100,000	100,909
Citigroup, Inc. Junior Sub. Notes 8.40% due 04/30/18(2)(10)	7,000	4,622
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	21,101
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	10,000	10,252
Morgan Stanley Sub. Notes 4.75% due 04/01/14	280,000	213,329
Morgan Stanley Senior Notes 5.45% due 01/09/17	12,000	9,891
Morgan Stanley Senior Notes 6.00% due 04/28/15	25,000	21,568
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	10,000	9,175
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	20,000	18,877
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	13,000	11,852
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	250,000	202,967
		1,567,880

Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	32,000	30,493
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(2)	215,000	165,816
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	30,000	29,761
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	20,000	19,577
		245,647
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	29,000	28,911
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	229,000	78,087
Electric-Generation — 0.0%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	33,000	28,135
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	20,500
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	23,375
		72,010
Electric-Integrated — 0.9%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	15,729
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	75,000	61,275
Central Illinois Light Co. Senior Notes 8.88% due 12/15/13	10,000	9,990
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	155,000	140,090
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	10,000	8,316
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	34,000	15,300
Dominion Resources, Inc. Senior Notes 6.30% due 09/30/66	10,000	10,784
DTE Energy Co. Senior Notes 6.38% due 04/15/33	18,000	14,190
DTE Energy Co. Senior Notes 7.05% due 06/01/11	8,000	7,913
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	14,000	12,982
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	17,432
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	43,801
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	15,616
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	30,192	25,933
Mirant Americas Generation LLC
Senior Notes
8.30% due 05/01/11	10,000	9,700
Mirant Mid-Atlantic LLC
Pass Through Certs.
Series B
9.13% due 06/30/17	8,945	8,062
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	8,486
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	260,000	237,923
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	11,000	10,237
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	13,995
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	10,000	11,139
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	19,740
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	14,983
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	39,867
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	23,000	22,000
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	36,000	32,123

Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	25,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	14,243
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	10,000	7,100
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	15,000	10,650
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	99,649
Union Electric Co. Sec. Notes 6.40% due 06/15/17	195,000	177,772
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	18,224
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	200,000	253,113
		1,408,357
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	325,000	311,862
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	2,850
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	21,232
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(2)	15,000	2,700
		26,782
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	28,000	19,247
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	200,000	153,946
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,350
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	30,000	26,346
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,201
Ford Motor Credit Co., LLC Notes 7.38% due 02/01/11	15,000	11,407
Ford Motor Credit Co., LLC Senior Notes 9.27% due 04/15/09(2)	10,000	9,650
GMAC LLC Senior Bonds 6.88% due 09/15/11	2,000	1,619
GMAC LLC Senior Bonds 6.88% due 08/28/12	18,000	13,649
		65,872
Finance-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	115,000	79,966
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	88,016
Textron Financial Corp.
Senior Notes
5.40% due 04/28/13	30,000	20,931
		188,913
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	49,118
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	34,000	34,764
		83,882
Finance-Investment Banker/Broker — 1.4%
Credit Suisse First Boston USA, Inc. Company Guar. Notes 5.13% due 08/15/15	18,000	16,349
Credit Suisse USA, Inc. Company Guar. Notes 5.25% due 03/02/11	12,000	11,798
Credit Suisse USA, Inc. Company Guar. Notes 6.13% due 11/15/11	12,000	12,120
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	305,000	295,569
Lazard Group LLC Senior Notes 6.85% due 06/15/17	300,000	190,983
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(10)(11)(20)	8,000	1

Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(20)	10,000	950
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(20)	11,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(20)	15,000	1
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(20)	12,000	1,140
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	85,000	81,706
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	10,000	9,885
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	205,000	184,280
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	15,000	13,850
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	115,000	115,215
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	10,000	10,460
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	237,766
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	87,729
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	166,000	83,018
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	18,000	17,847
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	125,000	122,642
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	29,000	28,313
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	225,000	233,679
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	175,000	166,934
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	98,853
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	96,964
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	100,958
		2,219,011
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	39,301
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	19,000	18,518
		57,819
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	10,000	8,952
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	19,000	19,034
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	10,000	10,512
Safeway, Inc. Senior Notes 6.25% due 03/15/14	10,000	10,052
		20,564
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	19,000
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	10,000	5,500
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	206,029
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	6,000	690
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	5,500

Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,250
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,469
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	9,973
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	3,987
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	355,000	245,939
		279,368
Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	18,050
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	15,658
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,341
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	26,379
		78,428
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(2)	215,000	113,197
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	53,516
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	33,360
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	176,612
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	139,564
		516,249
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	15,000	8,250
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	245,838
		254,088
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	230,000	176,513
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	24,000	21,787
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	430,000	175,495
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	165,167
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	72,524
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	175,949
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,537
		789,972
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	28,000	23,416
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	19,000	17,122
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	390,000	345,577
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	301,871
		664,570
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	10,000	12,325
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	155,000	132,568
Medical Products — 0.0%
Johnson & Johnson Notes 5.95% due 08/15/37	12,000	14,650
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(18)	15,000	11,850

Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(18)	15,000	10,650
		37,150
Medical-Drugs — 0.0%
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	9,000	9,072
Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	10,000	7,726
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,403
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	5,671
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,308
		31,108
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	13,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	18,750
HCA, Inc. Senior Notes 9.13% due 11/15/14	10,000	9,275
HCA, Inc. Senior Notes 9.25% due 11/15/16	40,000	36,700
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	15,000	11,625
		90,150
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	190,000	166,057
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	21,000	19,852
		185,909
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,745
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.00% due 01/15/12	15,000	13,629
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	19,000	15,273
		28,902
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	90,000	88,453
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	44,224
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	14,496
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	22,028
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	135,954
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	33,000	33,301
Time Warner, Inc.
Bonds
6.63% due 05/15/29	230,000	203,962
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	49,729
		592,147
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	14,920
Office Automation & Equipment — 0.1%
Xerox Corp. Senior Notes 5.50% due 05/15/12	200,000	167,610
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	7,821
		175,431
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	43,000
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	21,600
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	10,000	9,366
		73,966

Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	15,000	13,341
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	10,000	7,959
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	50,770
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	2,650
Paper & Related Products — 0.0%
Bowater, Inc. Senior Notes 6.50% due 06/15/13	20,000	2,000
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	8,500
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,200
International Paper Co. Notes 7.40% due 06/15/14	80,000	65,577
		80,277
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	12,225
Pipelines — 0.3%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	45,000	43,072
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	45,000	32,625
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	15,000	14,601
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	7,106
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	360,000	341,647
Oneok, Inc. Senior Notes 6.00% due 06/15/35	10,000	6,853
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	14,598
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	19,125
		479,627
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	235,000	166,707
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	15,000	1,238
Real Estate Investment Trusts — 1.0%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	42,293
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	157,443
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	21,468
Developers Diversified Realty Corp.
Senior Notes
5.00% due 05/03/10	265,000	192,001
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	160,000	67,100
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	190,000	113,536
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	210,000	103,351
Kimco Realty Corp. Notes 5.58% due 11/23/15	150,000	95,087
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	36,371
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	125,113
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	164,254
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	15,160
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	162,040
Simon Property Group LP Notes 5.30% due 05/30/13	125,000	93,449

United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	190,479
		1,579,145
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	267,682
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	405,000	235,996
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	75,927
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	25,332
		337,255
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(18)(19)(22)	10,000	600
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	230,000	126,678
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	6,500
		133,178
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	4,512
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	16,000	15,501
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	137,495	86,453
		101,954
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	10,875
Savings & Loans/Thrifts — 0.0%
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	39,000	38,423
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	24,000	22,325
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	4,625
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	226,516
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	7,000	1,890
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(2)	15,000	6,375
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	16,000	9,120
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	19,842
Snoqualmie Entertainment Authority
Senior Notes
9.13% due 02/01/15*	15,000	9,300
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(2)(10)	43,000	12,900
		312,893
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	40,000	28,441
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	14,945
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(2)	10,000	6,600
United States Steel Corp. Senior Notes 7.00% due 02/01/18	15,000	10,223
		60,209
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	41,512
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	1,440

Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	16,600
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	170,000	188,513
		248,065
Telephone-Integrated — 0.7%
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	21,818
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	127,788
AT&T, Inc. Notes 6.30% due 01/15/38	260,000	274,849
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,021
Verizon Communications, Inc. Notes 6.40% due 02/15/38	240,000	255,289
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	104,000	117,026
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	10,000	11,732
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	290,000	211,331
		1,070,854
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	9,150
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	136,848
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	30,000	18,805
Paxson Communications Corp. Senior Notes 8.00% due 01/15/12*(2)	10,000	3,175
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(12)(18)	15,771	1,715
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(19)(22)	5,000	50
		169,743
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	135,000	145,912
Philip Morris International, Inc. Notes 6.38% due 05/16/38	100,000	105,628
		251,540
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	10,000	1,500
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	53,048
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	22,431	17,945
		70,993
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	4,000	4,162
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	15,000	14,724
CSX Corp. Senior Notes 6.25% due 03/15/18	9,000	8,278
		23,002
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	25,000	15,250
Total Corporate Bonds & Notes (cost $25,114,073)		21,181,552
FOREIGN CORPORATE BONDS & NOTES — 2.4%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	151,630	165,001
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	30,000	11,032
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(2)(10)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	2,239

HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	15,000	5,679
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	230,000	243,050
NIB Capital Bank Sub. Notes 5.82% due 12/11/13*(2)(10)	23,000	4,360
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	170,000	176,094
		456,484
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	400,000	354,431
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	35,000	32,617
		387,048
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	170,000	178,500
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	8,243
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	250,453
SABMiller PLC Senior Notes 6.50% due 07/15/18*	13,000	11,741
		448,937
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	10,000	10,220
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	11,400
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	8,800
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	28,149
		36,949
Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	27,514
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	215,000	153,200
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	4,000	3,433
		156,633
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,690
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	205,000	157,399
		182,089
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	33,000	29,964
Insurance-Multi-line — 0.1%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(2)(10)	33,000	8,745
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	173,516
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	72,000	44,979
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	11,662
		238,902
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	14,000	8,377
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	4,300
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	20,000	11,800
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	76,939

Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	11,000	10,241
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	7,000	5,502
Canadian Natural Resources, Ltd. Senior Notes 6.75% due 02/01/39	10,000	8,306
Nexen, Inc. Bonds 5.88% due 03/10/35	9,000	6,776
		20,584
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	15,000	16,875
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	13,000	11,402
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	30,000	24,282
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	20,000	18,500
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	40,000	16,952
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	485,000	474,038
		490,990
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	195,000	133,528
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(19)(21)	25,000	6,625
Telephone-Integrated — 0.4%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	170,000	175,113
France Telecom SA Bonds 7.75% due 03/01/11	100,000	105,230
France Telecom SA Notes 8.50% due 03/01/31	80,000	100,439
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	23,000	17,509
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	230,000	204,125
		602,416
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	115,000	127,836
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	344,000	177,183
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	20,000	16,833
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	115,000	116,200
Total Foreign Corporate Bonds & Notes (cost $4,803,543)		4,026,052
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 5.49% due 12/15/13(13)(14) (cost $196,000)	196,000	79,870
MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $102,544)	100,000	115,284
U.S. GOVERNMENT AGENCIES — 21.3%
Federal Home Loan Mtg. Corp. — 7.6%
4.50% due January TBA	4,416,000	4,473,960
5.00% due 05/01/20	1,082,338	1,113,939
5.00% due 05/01/21	213,618	219,855
5.00% due 05/01/34	185,567	189,954
5.00% due 07/01/35	263,083	269,219
5.00% due 08/01/35	191,227	195,687
5.00% due 12/01/35	337,721	345,598
5.00% due 01/01/36	419,159	428,936
5.00% due 04/01/36	3,399,657	3,478,950
5.00% due 07/01/36	148,089	151,520
5.50% due 07/01/34	68,761	70,515
5.50% due 05/01/37	75,984	77,859
5.50% due 09/01/37	116,227	119,095
5.50% due 07/01/38	59,237	60,698

5.80% due 01/01/37(2)	87,368	89,155
5.95% due 10/01/36(2)	161,391	166,009
6.00% due 08/01/26	325,730	336,364
6.00% due 12/01/33	88,509	91,513
6.00% due 12/01/36	68,801	70,954
6.50% due 05/01/16	6,330	6,576
6.50% due 05/01/29	9,614	10,061
6.50% due 03/01/36	47,040	48,914
6.50% due 05/01/36	1,450	1,508
7.00% due 04/01/32	16,436	17,273
7.50% due 08/01/23	728	770
7.50% due 08/01/25	2,347	2,481
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	105,314	103,754
Series 2586, Class NK
3.50% due 08/15/16(6)	42,606	42,511
Series 3102, Class PG
5.00% due 11/15/28(6)	78,000	80,019
Series 3317, Class PD
5.00% due 09/15/31(6)	100,000	102,794
Series 3349, Class HB
5.50% due 06/15/31(6)	87,000	90,146
Series 1577, Class PK
6.50% due 09/15/23(6)	40,000	42,133
Series 1226, Class Z
7.75% due 03/15/22(6)	2,437	2,573
		12,501,293
Federal National Mtg. Assoc. — 6.8%
4.56% due 01/01/15	612,821	617,283
4.85% due 11/01/15	621,765	560,506
5.00% due 03/01/18	28,692	29,619
5.00% due 06/01/19	11,997	12,363
5.00% due 02/01/20	55,910	57,613
5.00% due 04/01/20	567,159	583,718
5.00% due 05/01/35	23,744	24,275
5.00% due 10/01/35	2,485,214	2,540,849
5.50% due 03/01/18	52,681	54,508
5.50% due 05/01/20	246,811	254,830
5.50% due 06/01/20	314,471	324,689
5.50% due 05/01/21	419,404	432,703
5.50% due 11/01/22	71,643	73,910
5.50% due 06/01/34	53,775	55,222
5.50% due 06/01/35	1,356,895	1,392,571
5.50% due 12/01/35	121,187	124,374
5.50% due 02/01/36(2)	52,758	53,775
5.50% due 06/01/36	817,995	841,419
5.50% due 11/01/36	53,897	55,314
5.50% due 12/01/36	64,120	65,806
5.50% due 05/01/37	82,761	84,932
5.92% due 10/01/11	432,192	450,084
6.00% due 06/01/17	26,489	27,582
6.00% due 06/01/21	969,597	1,007,312
6.00% due 12/01/33	82,342	85,035
6.00% due 05/01/34	60,081	61,998
6.00% due 07/01/34	18,837	19,495
6.06% due 09/01/11	208,930	219,206
6.38% due 08/01/11	275,071	297,114
6.50% due 09/01/32	71,631	74,743
6.50% due 07/01/36	40,636	42,256
7.00% due 06/01/37	498,415	522,434
Federal National Mtg. Assoc., REMIC
Series 2005-12, Class BE
5.00% due 11/25/30(6)	95,000	97,101
		11,144,639
Government National Mtg. Assoc. — 6.9%
4.50% due 09/15/35	435,395	444,807
4.50% due 10/15/35	198,006	202,286
4.50% due March TBA	10,150,000	10,207,094
6.00% due 11/15/28	133,038	138,196
6.00% due 09/15/38	124,098	128,265
7.00% due 07/15/33	41,568	43,569
7.50% due 01/15/32	13,434	14,243
8.00% due 02/15/31	3,251	3,485
8.50% due 11/15/17	2,470	2,636
9.00% due 11/15/21	813	869
Government National Mtg. Assoc., REMIC
Series 2005-74 Class HB
7.50% due 09/16/35(6)	3,485	3,782
Series 2005-74 Class HC
7.50% due 09/16/35(6)	21,011	22,665
		11,211,897
Total U.S. Government Agencies (cost $34,113,993)		34,857,829
U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.0%
4.38% due 02/15/38	26,000	34,824
United States Treasury Notes — 1.2%
1.50% due 10/31/10	350,000	355,223
2.00% due 11/30/13	105,000	107,723
2.63% due 05/31/10(15)	850,000	875,666
4.50% due 03/31/12(15)	500,000	552,539
		1,891,151
Total U.S. Government Treasuries (cost $1,870,297)		1,925,975

Total Long-Term Investment Securities
(cost $178,505,256)		159,263,380
SHORT-TERM INVESTMENT SECURITIES — 3.4%
Time Deposit — 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(23) (cost $5,5800,000)	5,580,000	5,580,000
REPURCHASE AGREEMENTS — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $12,026,007 and collateralized by $10,806,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $12,275,697	12,026,000	12,026,000
Banc of America Securities Joint Repurchase Agreement(16)	2,055,000	2,055,000
UBS Securities LLC Joint Repurchase Agreement(16)	1,000,000	1,000,000
Total Repurchase Agreements
(cost $15,081,000)		15,081,000
TOTAL INVESTMENTS
(cost $199,166,256)(17)	109.8%	179,924,380
Liabilities in excess of other assets	(9.8)	(16,106,333)
NET ASSETS	100.0%	$163,818,047

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $6,258,301 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2008, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$1,500		0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)	Income may be received in cash or additional shares at the discretion of the issuer.
(19)	Bond is in default subsequent to December 31, 2008.
(20)	Company has filed Chapter 11 bankruptcy protection.
(21)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(22)	Subsequent to December 31, 2008, the company has filed Chapter 11 bankruptcy protection.
(23)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 1.3%.

ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
25	Long	Euro-Bund	March 2009	$4,305,017	$4,338,346	$33,329
21	Long	LIFFE Long Gilt	March 2009	3,519,201	3,727,899	208,698
17	Short	U.S. Treasury 2 YR Notes	March 2009	3,695,066	3,707,062	(11,996)
100	Long	U.S. Treasury 5 YR Notes	March 2009	11,685,085	11,905,469	220,384
165	Short	U.S. Treasury 10 YR Notes	March 2009	19,695,923	20,748,750	(1,052,827)
12	Short	U.S. Treasury Long Bonds	March 2009	1,691,603	1,656,563	35,040
						$(567,372)

Open Forward Foreign Currency Contracts

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	Appreciation
*	BRL	7,147,000	USD	3,213,212	3/18/2009	$235,795
*	CZK	10,600,000	USD	547,804	3/18/2009	602
*	GBP	470,000	USD	735,926	3/18/2009	61,221
*	USD	288,719	AUD	440,000	3/18/2009	15,934
*	USD	1,059,160	BRL	2,596,000	3/18/2009	22,325
*	USD	1,455,104	EUR	1,160,000	3/18/2009	153,320
*	USD	302,569	JPY	29,400,000	3/18/2009	22,247
						511,444

	Contract to		In Exchange		Delivery	Gross Unrealized
	Deliver		For		Date	(Depreciation)
*	AUD	440,000	USD	274,153	3/18/2009	$(30,500)
*	BRL	1,282,000	USD	523,052	3/18/2009	(11,025)
*	CAD	360,000	USD	282,819	3/18/2009	(8,860)
*	CZK	11,000,000	USD	560,621	3/18/2009	(7,230)
*	EUR	1,160,000	USD	1,472,330	3/18/2009	(136,094)
*	JPY	29,400,000	USD	312,032	3/18/2009	(12,783)
*	NOK	1,970,000	USD	275,575	3/18/2009	(4,514)
*	USD	2,520,580	BRL	5,833,000	3/18/2009	(90,572)
*	USD	294,756	CAD	360,000	3/18/2009	(3,077)
*	USD	182,950	CZK	3,440,000	3/18/2009	(5,367)
*	USD	112,425	GBP	76,000	3/18/2009	(3,323)
*	USD	291,869	NOK	1,970,000	3/18/2009	(11,780)
						(325,125)
Net Unrealized Appreciation (Depreciation)						$186,319

*             Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CZK — Czech Koruna
EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED INCOME/EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 27.4%
Aerospace/Defense — 0.4%
Boeing Co.	1,600	$68,272
Lockheed Martin Corp.	2,200	184,976
Raytheon Co.	5,000	255,200
		508,448
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,900	209,040
Agricultural Chemicals — 0.8%
Monsanto Co.	14,930	1,050,326
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	10,500	302,715
Bunge, Ltd.	10,135	524,689
		827,404
Apparel Manufacturers — 0.0%
Coach, Inc.†	2,200	45,694
Applications Software — 0.3%
Citrix Systems, Inc.†	400	9,428
Microsoft Corp.	20,400	396,576
		406,004
Banks-Commercial — 0.0%
BB&T Corp.	1,600	43,936
Banks-Fiduciary — 0.3%
Northern Trust Corp.	3,100	161,634
The Bank of New York Mellon Corp.	9,115	258,228
		419,862
Banks-Super Regional — 0.9%
Capital One Financial Corp.	100	3,189
Fifth Third Bancorp	4,500	37,170
PNC Financial Services Group, Inc.	5,600	274,400
SunTrust Banks, Inc.	2,600	76,804
US Bancorp	7,500	187,575
Wells Fargo & Co.	19,930	587,536
		1,166,674
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	4,700	257,419
The Coca-Cola Co.	5,900	267,093
		524,512
Beverages-Wine/Spirits — 0.1%
Diageo PLC ADR	1,200	68,088
Brewery — 0.4%
Anheuser-Busch InBev NV(1)	20,625	478,177
Cable TV — 0.0%
Comcast Corp., Special Class A	3,500	56,525
Casino Hotels — 0.1%
Boyd Gaming Corp.	18,895	89,373
Cellular Telecom — 0.4%
America Movil SAB de CV, Series L ADR	14,900	461,751
Commercial Services-Finance — 0.0%
The Western Union Co.	4,200	60,228
Computers — 3.3%
Apple, Inc.†	24,550	2,095,342
Hewlett-Packard Co.	8,600	312,094
International Business Machines Corp.	3,600	302,976
Research In Motion, Ltd.†	36,265	1,471,634
		4,182,046
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	3,200	219,328
Procter & Gamble Co.	6,800	420,376
		639,704
Cruise Lines — 0.1%
Carnival Corp.	5,900	143,488
Royal Caribbean Cruises, Ltd.	1,600	22,000
		165,488
Diversified Banking Institutions — 1.1%
Bank of America Corp.	12,800	180,224
JPMorgan Chase & Co.	28,420	896,083
Morgan Stanley	1,600	25,664
The Goldman Sachs Group, Inc.	3,700	312,243
		1,414,214
Diversified Manufacturing Operations — 0.2%
General Electric Co.	9,500	153,900
Honeywell International, Inc.	3,300	108,339
		262,239
Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	25,935	314,073
Electric Products-Misc. — 0.0%
Emerson Electric Co.	1,200	43,932
Electric-Integrated — 0.7%
Dominion Resources, Inc.	5,000	179,200
FPL Group, Inc.	4,200	211,386
Northeast Utilities	3,500	84,210
PG&E Corp.	4,600	178,066
Progress Energy, Inc.	4,700	187,295
		840,157
Electronic Components-Semiconductors — 0.2%
Intel Corp.	12,700	186,182
Texas Instruments, Inc.	3,600	55,872
		242,054
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,200	110,708
Engineering/R&D Services — 0.8%
ABB, Ltd.†(1)	63,939	963,830
Enterprise Software/Service — 1.0%
Oracle Corp.†	68,015	1,205,906
Entertainment Software — 0.4%
Activision Blizzard, Inc.†	29,200	252,288
Electronic Arts, Inc.†	16,235	260,409
		512,697
Finance-Other Services — 0.3%
CME Group, Inc.	1,685	350,665
Food-Misc. — 0.4%
Campbell Soup Co.	2,100	63,021
General Mills, Inc.	1,900	115,425
Kellogg Co.	3,100	135,935
Kraft Foods, Inc., Class A	6,500	174,525
		488,906

Food-Retail — 0.1%
The Kroger Co.	3,500	92,435
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,800	54,460
Starwood Hotels & Resorts Worldwide, Inc.	1,500	26,850
		81,310
Independent Power Producers — 0.0%
Mirant Corp.†	62	1,170
Industrial Gases — 0.2%
Praxair, Inc.	4,200	249,312
Insurance Brokers — 0.3%
AON Corp.	8,000	365,440
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,900	57,494
Insurance-Multi-line — 0.3%
ACE, Ltd.	2,860	151,351
Hartford Financial Services Group, Inc.	1,300	21,346
MetLife, Inc.	4,600	160,356
		333,053
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	10,190	153,767
Internet Security — 0.0%
McAfee, Inc.†	400	13,828
Investment Management/Advisor Services — 0.1%
T. Rowe Price Group, Inc.	4,000	141,760
Medical Instruments — 0.1%
Medtronic, Inc.	1,200	37,704
St. Jude Medical, Inc.†	3,000	98,880
		136,584
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,600	134,966
Medical Products — 0.3%
Baxter International, Inc.	2,000	107,180
Johnson & Johnson	4,600	275,218
		382,398
Medical-Biomedical/Gene — 3.1%
Amgen, Inc.†	2,000	115,500
Celgene Corp.†	21,150	1,169,172
Genentech, Inc.†	4,195	347,807
Genzyme Corp.†	1,900	126,103
Gilead Sciences, Inc.†	42,940	2,195,952
		3,954,534
Medical-Drugs — 0.8%
Abbott Laboratories	4,200	224,154
Eli Lilly & Co.	1,200	48,324
Merck & Co., Inc.	4,000	121,600
Pfizer, Inc.	7,500	132,825
Roche Holding AG(1)	2,679	412,388
Schering-Plough Corp.	5,400	91,962
		1,031,253
Medical-HMO — 0.3%
UnitedHealth Group, Inc.	12,985	345,401
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	9,995	594,503
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	770	18,819
Multimedia — 0.3%
News Corp., Class A	33,250	302,243
The Walt Disney Co.	3,200	72,608
Time Warner, Inc.	4,900	49,294
		424,145
Networking Products — 0.2%
Cisco Systems, Inc.†	13,900	226,570
Oil Companies-Exploration & Production — 0.1%
Apache Corp.	1,000	74,530
Occidental Petroleum Corp.	900	53,991
XTO Energy, Inc.	1,375	48,496
		177,017
Oil Companies-Integrated — 1.0%
Chevron Corp.	4,000	295,880
ConocoPhillips	1,900	98,420
Exxon Mobil Corp.	8,800	702,504
Hess Corp.	3,300	177,012
Marathon Oil Corp.	900	24,624
		1,298,440
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	2,600	56,264
Oil-Field Services — 0.2%
Schlumberger, Ltd.	4,100	173,553
Weatherford International, Ltd.†	3,300	35,706
		209,259
Optical Supplies — 0.3%
Alcon, Inc.	4,305	383,963
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,600	197,928
Medco Health Solutions, Inc.†	400	16,764
		214,692
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,700	43,214
Retail-Building Products — 0.1%
Home Depot, Inc.	4,400	101,288
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	1,100	23,826
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	6,400	179,904
Retail-Discount — 0.6%
Target Corp.	6,200	214,086
Wal-Mart Stores, Inc.	10,000	560,600
		774,686
Retail-Drug Store — 1.0%
CVS Caremark Corp.	42,670	1,226,336
Walgreen Co.	1,400	34,538
		1,260,874

Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	4,700	92,590
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	6,400	231,680
Macy’s, Inc.	1,900	19,665
		251,345
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	1,800	50,724
Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.†	4,900	69,139
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	22,015	209,803
Telecom Services — 0.1%
TW Telecom, Inc.†	22,285	188,754
Telephone-Integrated — 0.5%
AT&T, Inc.	17,147	488,690
Verizon Communications, Inc.	2,800	94,920
		583,610
Tobacco — 0.2%
Altria Group, Inc.	4,600	69,276
Philip Morris International, Inc.	4,400	191,444
		260,720
Transport-Rail — 0.0%
Union Pacific Corp.	300	14,340
Transport-Services — 0.3%
United Parcel Service, Inc., Class B	7,040	388,326
Web Portals/ISP — 0.5%
Google, Inc., Class A†	1,825	561,461
Yahoo!, Inc.†	4,300	52,460
		613,921
Wireless Equipment — 0.4%
Crown Castle International Corp.†	12,720	223,618
Nokia Oyj ADR	3,100	48,360
QUALCOMM, Inc.	4,900	175,567
		447,545
Total Common Stock (cost $42,111,201)		34,785,647
PREFERRED STOCK — 0.2%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	5,200	62,400
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	39,422
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	4,724	93,535
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac	900	351
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	5,600	63,504
Total Preferred Stock (cost $445,932)		259,212
ASSET BACKED SECURITIES — 15.3%
Diversified Financial Services — 15.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/14*(4)	$975,000	830,768
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	56,464	51,949
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	333,733	326,607
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	72,560	70,596
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	236,497	218,820
Banc of America Commercial Mtg., Inc.,
Series 2005-2, Class A4
4.78% due 07/10/43(4)	325,000	293,341
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(4)(5)	100,000	81,958
Banc of America Commercial Mtg., Inc.,
Series 2006-6, Class AM
5.39% due 10/10/45(4)	72,000	34,653
Banc of America Commercial Mtg., Inc.,
Series 2007-1, Class A4
5.45% due 01/15/49(4)	900,000	668,420
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(5)(6)	194,160	141,337
Banc of America Funding Corp.,
Series 2006-J, Class 2A1
5.88% due 01/20/47(5)(6)	193,009	103,979
Banc of America Large Loan Inc.,
Series 2006-277A, Class PAA
5.27% due 10/10/45*(4)(5)	145,000	98,740

Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	900,000	777,662
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	455,000	350,692
Capital One Auto Finance Trust, Series 2007-B, Class A3B 1.20% due 04/15/12(2)	33,968	31,161
Capital One Auto Finance Trust, Series 2006-C, Class A3B 1.21% due 07/15/11(2)	37,666	35,941
Capital One Auto Finance Trust, Series 2006-A, Class A4 1.21% due 12/15/12(2)	410,000	343,995
Capital One Auto Finance Trust, Series 2006-C, Class A4 1.23% due 05/15/13(2)	170,000	117,843
Capital One Auto Finance Trust, Series 2005-D, Class A4 1.24% due 10/15/12(2)	30,605	25,491
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	107,143	95,090
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	67,936	64,089
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.00% due 07/25/37(5)(6)	167,545	152,862
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	115,000	53,902
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	295,000	244,696
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	182,000	159,480
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	700,000	570,515
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	258,333	157,422
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	184,090	156,462
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	900,000	730,747
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	190,000	130,238
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	198,678
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	45,000	38,077
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	20,000	17,976
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 12/10/14(4)	900,000	766,350
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.18% due 03/06/20*(2)(4)(7)	180,000	108,000
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	493,027
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.83% due 04/25/35(5)(6)	166,978	80,302
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(6)	88,234	46,801
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A1
0.61% due 02/25/10*(2)	70,000	69,243
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.72% due 11/25/11*(2)	85,000	65,998
Impac CMB Trust, Series 2005-4, Class 1A1A 0.74% due 05/25/35(2)(6)	255,406	109,012
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	250,000	118,470
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	40,000	28,863
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	220,000	104,483
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	700,000	678,146
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	950,000	757,869
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	550,000	389,676

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	175,000	46,990
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	103,000	99,155
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	450,000	416,189
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	340,000	264,827
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.53% due 12/25/34(5)(6)	252,070	151,163
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	650,000	529,852
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	900,000	775,335
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	935,000	771,164
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	600,000	465,132
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	166,152	161,328
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	205,000	197,865
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	227,391	116,436
MortgageIT Trust, Series 2005-4, Class A1 0.75% due 10/25/35(2)(6)	571,722	195,976
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	490,260
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	185,000	138,750
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	211,616
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	299,169
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	417,843	323,012
Swift Master Auto Receivables Trust, Series 2007-2, Class A 1.85% due 10/15/12(2)	308,885	268,814
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	296,789	246,293
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	361,368	218,485
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	72,420	67,330
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	589,779
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 1.22% due 10/15/13*(2)	170,000	142,733
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	537,486	367,834
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	655,545	462,768
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR17, Class A2
5.83% due 10/25/36(5)(6)	254,128	158,001
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(6)	110,023	70,512
Total Asset Backed Securities (cost $24,723,788)		19,437,195
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9)(18) (cost $10,000)	10,000	3,000
CORPORATE BONDS & NOTES — 21.2%
Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 5.25% due 02/01/14	32,000	32,794
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.13% due 02/01/19	20,000	21,398
United Technologies Corp. Notes 6.13% due 07/15/38	26,000	28,256
		49,654

Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	11,025
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	20,500
		31,525
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	244,823
Airlines — 0.3%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	95,469	83,775
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	25,600
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	4,000	3,040
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	39,668	28,958
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	36,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	28,451	22,476
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	207,850	162,128
		362,727
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	35,000	7,700
General Motors Corp. Senior Notes 7.13% due 07/15/13	58,000	10,730
		18,430
Banks-Commercial — 0.5%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	9,000	9,092
First Maryland Capital II Company Guar. Notes 4.04% due 02/01/27(2)	64,000	38,270
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(2)	32,000	26,200
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	33,080
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	8,584
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	58,000	54,309
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	26,863
Sovereign Bank Sub. Notes 8.75% due 05/30/18	433,000	427,776
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	56,182
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	20,000	21,698
		702,054
Banks-Fiduciary — 0.0%
State Street Capital Trust IV
Company Guar. Notes
3.00% due 06/15/37(2)	50,000	21,959
Banks-Super Regional — 1.1%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	160,000	160,950
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	47,426
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	40,000	28,148
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	280,887
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	37,000	37,321
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	30,000	12,388
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	8,000	7,349
Wachovia Corp. Senior Notes 5.70% due 08/01/13	21,000	20,371
Wachovia Corp. Notes 5.75% due 02/01/18	370,000	370,736
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	38,000	38,704

Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	410,000	427,744
		1,432,024
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	20,000	21,962
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	20,000	8,625
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	156,045
		164,670
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	29,850
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	41,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	130,000	113,100
		184,350
Cable TV — 0.9%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(19)	15,000	2,325
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	45,000	20,700
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	7,000	3,080
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	206,905
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	53,000	50,132
Comcast Corp. Bonds 6.40% due 05/15/38	360,000	359,159
Comcast Corp. Notes 6.95% due 08/15/37	24,000	25,273
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	113,693
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	53,357
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	17,000	15,377
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	15,000	14,236
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	210,000	218,162
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	33,000	33,477
		1,115,876
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	160,000	101,600
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	55,000	35,200
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	112,026
Turning Stone Resort Casino Enterprise
Senior Notes
9.13% due 09/15/14*	25,000	19,000
		267,826
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	20,000	10,900
Cellular Telecom — 0.5%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(2)	25,000	24,250
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	310,573
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	15,540
Verizon Wireless Senior Notes 7.38% due 11/15/13*	18,000	18,991
Verizon Wireless Senior Notes 8.50% due 11/15/18*	180,000	210,902
		580,256
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,743

Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	120,000	101,447
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	18,725
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	45,000	13,275
		133,447
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	335,000	307,639
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	10,125
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	50,000	51,811
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	90,000	97,499
		159,435
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	7,700
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	65,471
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(19)(22)	100,000	19,000
		84,471
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	16,000	15,054
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	25,000	26,198
		41,252
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	12,500
Diversified Banking Institutions — 1.6%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	178,794
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	75,414
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	177,775
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	25,000	23,365
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	20,000	19,709
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	84,000	73,885
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	271,801
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	20,000	19,474
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	28,000	27,022
Citigroup, Inc.
Senior Sub. Notes
5.88% due 02/22/33	27,000	23,540
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	69,947
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	150,000	151,668
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	100,909
Citigroup, Inc. Junior Sub. Notes 8.40% due 04/30/18(2)(10)	14,000	9,244
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	42,000	42,201
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	26,000	26,654
Morgan Stanley Sub. Notes 4.75% due 04/01/14	430,000	327,612
Morgan Stanley Senior Notes 5.45% due 01/09/17	24,000	19,783
Morgan Stanley Senior Notes 6.00% due 04/28/15	50,000	43,136
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	25,000	22,937
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	40,000	37,754

The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	21,000	19,145
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	315,000	255,738
		2,017,507
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	40,000	38,116
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(2)	255,000	196,666
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	50,000	49,601
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	43,000	42,091
		326,474
Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	58,000	57,823
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	287,000	97,864
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	77,000	65,648
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	32,800
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	46,750
		145,198
Electric-Integrated — 1.5%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	42,000	38,861
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	69,445
Central Illinois Light Co. Senior Notes 8.88% due 12/15/13	20,000	19,981
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	185,000	167,204
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	13,000	10,811
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	68,000	30,600
Dominion Resources, Inc. Senior Notes 8.88% due 01/15/19	20,000	21,568
DTE Energy Co. Senior Notes 6.38% due 04/15/33	35,000	27,591
DTE Energy Co. Senior Notes 7.05% due 06/01/11	16,000	15,827
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	35,000	32,456
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	50,000	43,579
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	87,603
Exelon Corp. Senior Notes 6.75% due 05/01/11	36,000	35,135
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	60,383	51,866
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,550
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	20,155
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	15,154
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	300,000	274,527
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	19,000	17,682
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	27,990
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	20,000	22,278
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	44,000	39,479
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	29,965

Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	95,496
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	38,000	36,347
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	63,000	56,215
Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	50,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	32,000	28,486
Texas Competitive Electric Holdings Co. LLC Senior Notes
Series A 10.25% due 11/01/15*	20,000	14,200
Texas Competitive Electric Holdings Co. LLC Senior Notes
Series B 10.25% due 11/01/15*	25,000	17,750
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	139,508
Union Electric Co. Sec. Notes 6.40% due 06/15/17	220,000	200,564
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	40,000	36,447
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	165,000	208,818
		1,948,138
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	375,000	359,841
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	14,250
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	42,464
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(2)	35,000	6,300
		63,014
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	49,000	33,683
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	169,341
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	23,375
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	35,129
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	3,000	2,400
Ford Motor Credit Co., LLC Notes 7.38% due 02/01/11	30,000	22,814
Ford Motor Credit Co., LLC Senior Notes 9.27% due 04/15/09(2)	20,000	19,300
GMAC LLC Senior Bonds 6.88% due 09/15/11	4,000	3,239
GMAC LLC
Senior Bonds
6.88% due 08/28/12	62,000	47,013
		129,895
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	135,000	93,872
CIT Group, Inc. Notes 5.85% due 09/15/16	135,000	95,058
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	34,885
		223,815
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	80,000	56,134
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	29,000	29,652
		85,786
Finance-Investment Banker/Broker — 1.9%
Credit Suisse First Boston USA, Inc. Company Guar. Notes 5.13% due 08/15/15	36,000	32,697
Credit Suisse USA, Inc. Company Guar. Notes 6.13% due 11/15/11	18,000	18,181
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	360,000	348,868

Lazard Group LLC Senior Notes 6.85% due 06/15/17	345,000	219,631
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(10)(11)(20)	16,000	2
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(20)	19,000	1,805
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(20)	21,000	2
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(20)	26,000	3
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(20)	22,000	2,090
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	100,000	96,125
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	20,000	19,770
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	150,000	134,839
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	25,000	23,083
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	130,243
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	20,000	20,921
Morgan Stanley Senior Notes 5.75% due 08/31/12	250,000	233,103
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	201,000	100,522
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	30,000	29,745
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	145,000	142,264
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	54,000	52,720
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	250,000	259,643
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	190,782
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	98,853
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	106,660
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	140,000	108,724
		2,371,276
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	44,213
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	44,000	42,885
		87,098
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	25,000	22,380
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	46,083
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	20,000	21,024
Safeway, Inc. Senior Notes 6.25% due 03/15/14	20,000	20,104
		41,128
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	22,800
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	15,000	8,250
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	267,837
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	15,000	1,725
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	20,000	11,000

Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	51,150
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,070
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	24,933
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	7,975
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	405,000	280,578
		347,556
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	41,800
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	38,000	31,316
Monumental Global Funding II Notes 5.65% due 07/14/11*	36,000	36,682
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	52,758
		162,556
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(2)	255,000	134,257
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	57,633
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	78,852
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	240,011
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	157,456
		668,209
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	30,000	16,500
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	292,348
		308,848
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	270,000	207,211
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	40,000	36,312
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	510,000	208,145
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	188,762
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	88,429
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	260,000	217,842
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	5,918
		952,619
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	47,000	39,305
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	32,000	28,837
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	455,000	403,173
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	357,773
		789,783
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	19,000	23,418
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	175,000	149,674
Medical Products — 0.1%
Johnson & Johnson Notes 5.95% due 08/15/37	21,000	25,638
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(18)	30,000	23,700

Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(18)	30,000	21,300
		70,638
Medical-Drugs — 0.0%
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	17,000	17,137
Medical-HMO — 0.1%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	25,000	19,316
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	25,000	23,507
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	15,000	14,177
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	25,000	20,769
		77,769
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	27,600
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	31,250
HCA, Inc. Senior Notes 9.13% due 11/15/14	25,000	23,187
HCA, Inc. Senior Notes 9.25% due 11/15/16	80,000	73,400
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	30,000	23,250
		178,687
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	235,976
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	35,000	33,087
		269,063
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	51,398
Metal-Aluminum — 0.1%
Alcoa, Inc. Senior Notes 6.00% due 01/15/12	36,000	32,709
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	42,000	33,762
		66,471
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	100,000	98,281
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	91,396
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	33,825
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	47,000	43,137
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	156,095
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	58,000	58,530
Time Warner, Inc.
Bonds 6.63% due 05/15/29	260,000	230,566
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	49,729
		761,559
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	40,000	37,301
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	188,561
Xerox Corp. Senior Notes 6.35% due 05/15/18	20,000	15,642
		204,203
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	90,300
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	36,000
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	18,731
		145,031

Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	25,000	22,235
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	25,000	19,899
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	101,541
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	5,300
Paper & Related Products — 0.1%
Bowater, Inc. Senior Notes 6.50% due 06/15/13	20,000	2,000
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	17,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,200
International Paper Co. Notes 7.40% due 06/15/14	85,000	69,675
		92,875
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	35,000	28,525
Pipelines — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	60,000	57,429
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	60,000	43,500
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	35,000	34,068
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	25,000	17,766
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	410,000	389,098
Oneok, Inc. Senior Notes 6.00% due 06/15/35	19,000	13,020
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	37,000	28,428
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	38,250
		621,559
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	265,000	187,989
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	1,000	605
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	1,000	245
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	25,000	2,062
		2,912
Real Estate Investment Trusts — 1.5%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	47,580
Brandywine Operating Partnership LP
Company Guar. Notes 5.75% due 04/01/12	270,000	202,427
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	21,467
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	231,850
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	190,000	79,681
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	146,402
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	240,000	118,116
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	114,105
Liberty Property LP Senior Notes 5.63% due 10/01/17	60,000	39,677
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	146,684
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	213,087
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	26,530

Realty Income Corp. Senior Notes 6.75% due 08/15/19	325,000	188,082
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	108,401
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	232,807
		1,916,896
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	334,602
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	259,304
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	96,635
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	12,666
		368,605
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(18)(19)(22)	25,000	1,500
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	260,000	143,202
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	25,000	11,281
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	38,000	36,816
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	162,048	101,891
		138,707
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	18,125
Savings & Loans/Thrifts — 0.1%
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	78,000	76,847
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	45,000	41,859
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	11,562
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	293,859
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	20,000	5,400
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(2)	45,000	19,125
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	16,530
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	42,000	39,683
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	35,000	21,700
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(2)(10)	84,000	25,200
		474,918
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	80,000	56,882
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	26,154
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(2)	25,000	16,500
United States Steel Corp. Senior Notes 7.00% due 02/01/18	26,000	17,720
		117,256
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	88,507
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	7,000	3,360

PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	2,975
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	200,000	221,780
		316,622
Telephone-Integrated — 0.9%
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	36,364
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	127,788
AT&T, Inc. Notes 6.30% due 01/15/38	310,000	327,704
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	10,710
Verizon Communications, Inc. Notes 6.40% due 02/15/38	255,000	271,244
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	130,000	146,283
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	20,000	23,465
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	330,000	240,480
		1,184,038
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	18,300
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	175,947
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	35,000	21,940
Paxson Communications Corp. Senior Notes 8.00% due 01/15/12*(2)	50,000	15,875
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(12)(18)	36,801	4,002
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(19)(22)	15,000	150
		236,214
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	160,000	172,933
Philip Morris International, Inc. Notes 6.38% due 05/16/38	100,000	105,628
		278,561
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	20,000	3,000
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	125,988
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	28,039	22,431
		148,419
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	10,000	10,404
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	25,000	24,540
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	18,396
		42,936
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	30,500
Total Corporate Bonds & Notes (cost $32,033,848)		26,876,191
FOREIGN CORPORATE BONDS & NOTES — 4.0%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	190,631	207,441
Banks-Commercial — 0.4%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	50,000	18,386
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(2)(10)	55,000	33,550
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	11,000	4,926

HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	25,000	9,466
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	255,000	269,469
NIB Capital Bank Sub. Notes 5.82% due 12/11/13*(2)(10)	47,000	8,909
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	200,000	207,169
		551,875
Banks-Money Center — 0.4%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	450,000	398,735
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	65,000	60,575
		459,310
Brewery — 0.5%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	275,000	288,750
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	21,000	17,310
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	287,557
SABMiller PLC Senior Notes 6.50% due 07/15/18*	27,000	24,385
		618,002
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	124,853
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	25,000	25,550
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	22,800
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(2)	100,000	96,552
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	22,000
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	60,000	56,299
		78,299
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	55,029
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	360,000	256,521
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	7,000	6,007
		262,528
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	55,552
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	135,000	103,653
		159,205
Food-Retail — 0.1%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	57,000	51,756
Insurance-Multi-line — 0.2%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(2)(10)	78,000	20,670
AXA SA Sub. Notes 8.60% due 12/15/30	310,000	202,981
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	85,000	53,100
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	19,437
		296,188
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	28,000	16,753
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(2)	50,000	24,250

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	3,225
		27,475
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	40,000	23,600
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	92,327
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	29,000	27,000
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	18,000	14,148
Canadian Natural Resources, Ltd. Senior Notes 6.75% due 02/01/39	11,000	9,137
Nexen, Inc. Bonds 5.88% due 03/10/35	24,000	18,069
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	35,000	17,850
		59,204
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	30,000	33,750
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	26,000	22,805
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	35,000	28,329
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	40,000	37,000
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,550
		41,550
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	104,000	44,075
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	340,000	332,315
		376,390
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	175,000	119,833
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(19)(21)	25,000	6,625
Telephone-Integrated — 0.6%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	200,000	206,015
France Telecom SA Bonds 7.75% due 03/01/11	70,000	73,661
France Telecom SA Notes 8.50% due 03/01/31	125,000	156,936
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	38,000	28,928
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	290,000	257,375
		722,915
Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	135,000	150,068
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	328,000	168,942
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	40,000	33,665
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	135,000	136,408
Total Foreign Corporate Bonds & Notes (cost $6,138,712)		5,097,027
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.49% due 12/15/13(13)(14) (cost $230,300)	230,300	93,847

MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $128,180)	125,000	144,105
U.S. GOVERNMENT AGENCIES — 34.0%
Federal Home Loan Mtg. Corp. — 11.8%
4.50% due January TBA	4,917,000	4,981,536
5.00% due 07/01/20	57,522	59,202
5.00% due 12/01/20	112,810	116,103
5.00% due 05/01/21	1,063,931	1,094,994
5.00% due 07/01/21	375,997	386,974
5.00% due 05/01/34	316,199	323,673
5.00% due 07/01/35	80,823	82,708
5.00% due 08/01/35	345,457	353,515
5.00% due 11/01/35	345,341	353,395
5.00% due 07/01/36	4,059,801	4,153,857
5.50% due 05/01/37	238,249	244,127
5.50% due 06/01/37	62,183	63,717
5.50% due 10/01/37	40,452	41,450
5.50% due 11/01/37	386,601	396,139
5.50% due 07/01/38	138,217	141,627
5.80% due 01/01/37(2)	198,563	202,625
5.95% due 10/01/36(2)	335,338	344,933
6.00% due 09/01/26	334,115	345,022
6.00% due 12/01/33	72,133	74,581
6.00% due 08/01/36	113,228	116,771
6.50% due 05/01/16	12,659	13,152
6.50% due 05/01/29	14,420	15,092
6.50% due 07/01/35	19,203	20,013
6.50% due 03/01/36	108,780	113,114
6.50% due 05/01/36	3,624	3,769
7.00% due 04/01/32	32,872	34,545
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	132,492	130,529
Series 2586, Class NK
3.50% due 08/15/16(6)	54,589	54,467
Series 3102, Class PG
5.00% due 11/15/28(6)	165,000	169,272
Series 3317, Class PD
5.00% due 09/15/31(6)	215,000	221,007
Series 3349, Class HB
5.50% due 06/15/31(6)	173,000	179,257
Series 1577, Class PK
6.50% due 09/15/23(6)	60,000	63,200
Series 1226, Class Z
7.75% due 03/15/22(6)	3,480	3,675
		14,898,041
Federal National Mtg. Assoc. — 14.0%
4.50% due January TBA	1,500,000	1,520,157
4.56% due 01/01/15	817,091	823,041
4.85% due 11/01/15	813,077	732,970
5.00% due 03/01/18	162,541	167,795
5.00% due 06/01/19	36,536	37,648
5.00% due 05/01/35	3,208	3,280
5.00% due 07/01/37	54,495	55,704
5.50% due 03/01/18	115,899	119,918
5.50% due 10/01/21	147,170	151,837
5.50% due 06/01/22	63,555	65,567
5.50% due 05/01/34	97,156	99,832
5.50% due 06/01/34	119,500	122,716
5.50% due 09/01/35	5,286,390	5,425,384
5.50% due 12/01/35	280,248	287,616
5.50% due 02/01/36(2)	122,003	124,356
5.50% due 06/01/36	2,587,952	2,662,061
5.50% due 08/01/36	30,694	31,501
5.50% due 12/01/36	896	920
5.92% due 10/01/11	154,354	160,744
6.00% due 06/01/17	52,979	55,163
6.00% due 06/01/26	225,889	233,061
6.00% due 04/01/27	1,191,638	1,228,753
6.00% due 12/01/33	224,570	231,913
6.00% due 05/01/34	126,775	130,821
6.06% due 09/01/11	83,574	87,684
6.09% due 05/01/11	293,847	305,715
6.28% due 02/01/11	177,570	184,574
6.50% due 06/01/13	97,749	101,626
6.50% due 09/01/32	149,945	156,458
6.50% due 06/01/35	1,025,618	1,068,245
6.50% due 01/01/36	74,442	77,420
6.50% due 02/01/36	251,730	261,760
6.50% due 08/01/36	174,014	180,947
6.50% due 10/01/37	113,131	117,633
7.00% due 06/01/37	518,068	543,034
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	210,000	214,643
		17,772,497
Government National Mtg. Assoc. — 8.2%
4.50% due 05/15/36	934,325	954,512
4.50% due March TBA	8,675,000	8,723,797
5.50% due 05/15/36	66,992	69,163
6.00% due 09/15/32	48,239	49,949
6.00% due 12/15/33	259,073	268,298
6.00% due 09/15/38	198,556	205,225
7.00% due 11/15/31	45,646	47,825
7.00% due 07/15/33	43,103	45,179
7.50% due 01/15/32	33,585	35,606
8.00% due 11/15/31	7,686	8,238

8.50% due 11/15/17	3,064	3,270
9.00% due 11/15/21	879	940
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/35(6)	798	831
Series 2005-74 Class HB
7.50% due 09/16/35(6)	34,798	37,767
		10,450,600
Total U.S. Government Agencies (cost $42,253,678)		43,121,138
U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.2%
4.38% due 02/15/38	57,000	76,345
6.63% due 02/15/27(15)	60,000	89,728
		166,073
United States Treasury Notes — 1.2%
1.50% due 10/31/10	500,000	507,461
2.00% due 11/30/13	240,000	246,225
2.63% due 05/31/10(15)	750,000	772,646
		1,526,332
Total U.S. Government Treasuries (cost $1,654,587)		1,692,405
Total Long-Term Investment Securities (cost $149,730,226)		131,509,767
REPURCHASE AGREEMENTS — 8.0%
Banc of America Securities Joint Repurchase Agreement(16)	2,145,000	2,145,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $8,003,004 and collateralized by $7,675,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $8,168,233	8,003,000	8,003,000
Total Repurchase Agreements (cost $10,148,000)		10,148,000
TOTAL INVESTMENTS (cost $159,878,226)(17)	111.7%	141,657,767
Liabilities in excess of other assets	(11.7)	(14,808,963)
NET ASSETS	100.0%	$126,848,804

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $7,287,546 representing 5.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $3,000 representing 0.0% of net assets.
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$10,000	$11,000	$3,000	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00%
				$3,000		0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)	Income may be received in cash or additional shares at the discretion of the issuer.
(19)	Bond is in default subsequent to December 31, 2008.
(20)	Company has filed Chapter 11 bankruptcy protection.
(21)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(22)	Subsequent to December 31, 2008, the company has filed Chapter 11 bankruptcy protection.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
29	Long	Euro-Bund	March 2009	$4,993,825	$5,032,481	$38,656
25	Long	LIFFE Long Gilt	March 2009	4,189,326	4,437,975	248,649
13	Short	U.S. Treasury 2 YR Notes	March 2009	2,825,532	2,834,813	(9,281)
124	Long	U.S. Treasury 5 YR Notes	March 2009	14,439,528	14,762,781	323,253
192	Short	U.S. Treasury 10 YR Notes	March 2009	22,990,517	24,144,000	(1,153,483)
10	Short	U.S. Treasury Long Bonds	March 2009	1,409,660	1,380,469	29,191
						$(523,015)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
*	BRL	8,211,000	USD	3,692,752	3/18/2009	$272,076
*	CZK	11,800,000	USD	609,819	3/18/2009	670
*	GBP	530,000	USD	829,874	3/18/2009	69,036
*	USD	321,528	AUD	490,000	3/18/2009	17,745
*	USD	1,222,358	BRL	2,996,000	3/18/2009	25,765
*	USD	1,630,720	EUR	1,300,000	3/18/2009	171,825
*	USD	340,647	JPY	33,100,000	3/18/2009	25,047
						582,164

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	(Depreciation)
*	AUD	490,000	USD	305,307	3/18/2009	$(33,966)
*	BRL	1,446,000	USD	589,963	3/18/2009	(12,436)
*	CAD	410,000	USD	322,099	3/18/2009	(10,091)
*	CZK	12,000,000	USD	611,587	3/18/2009	(7,887)
*	EUR	1,300,000	USD	1,650,025	3/18/2009	(152,520)
*	JPY	33,100,000	USD	351,302	3/18/2009	(14,392)
*	NOK	2,220,000	USD	310,546	3/18/2009	(5,087)
*	USD	2,877,310	BRL	6,661,000	3/18/2009	(102,359)
*	USD	335,694	CAD	410,000	3/18/2009	(3,504)
*	USD	212,732	CZK	4,000,000	3/18/2009	(6,241)
*	USD	88,756	GBP	60,000	3/18/2009	(2,624)
*	USD	328,908	NOK	2,220,000	3/18/2009	(13,275)
						(364,382)
Net Unrealized Appreciation (Depreciation)						$217,782

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CZK — Czech Koruna
EUR — Euro Dollar
GBP — Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krone
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MULTI-MANAGED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 14.3%
Aerospace/Defense — 0.3%
Boeing Co.	838	$35,757
Lockheed Martin Corp.	1,038	87,275
Raytheon Co.	2,418	123,415
		246,447
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	1,844	98,838
Agricultural Chemicals — 0.4%
Monsanto Co.	5,148	362,162
Syngenta AG(1)	12	2,325
		364,487
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	4,700	135,501
Bunge, Ltd.	3,195	165,405
		300,906
Apparel Manufacturers — 0.0%
Coach, Inc.†	1,011	20,998
Applications Software — 0.2%
Citrix Systems, Inc.†	200	4,714
Microsoft Corp.	9,367	182,095
		186,809
Banks-Commercial — 0.0%
BB&T Corp.	800	21,968
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,500	78,210
The Bank of New York Mellon Corp.	4,191	118,731
		196,941
Banks-Super Regional — 0.5%
Capital One Financial Corp.	100	3,189
Fifth Third Bancorp	2,100	17,346
PNC Financial Services Group, Inc.	2,670	130,830
SunTrust Banks, Inc.	1,170	34,562
US Bancorp	3,315	82,908
Wells Fargo & Co.	8,405	247,779
		516,614
Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	2,372	129,915
The Coca-Cola Co.	2,772	125,488
		255,403
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	641	36,370
Brewery — 0.2%
Anheuser-Busch InBev NV(1)	7,015	162,638
Cable TV — 0.0%
Comcast Corp., Special Class A	1,585	25,598
Casino Hotels — 0.0%
Boyd Gaming Corp.	5,005	23,674
Cellular Telecom — 0.2%
America Movil SAB de CV, Series L ADR	5,060	156,809
Commercial Services-Finance — 0.0%
The Western Union Co.	1,800	25,812
Computers — 1.4%
Apple, Inc.†	7,230	617,080
Hewlett-Packard Co.	3,854	139,862
International Business Machines Corp.	1,664	140,042
Research In Motion, Ltd.†	10,665	432,786
		1,329,770
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	1,578	108,156
Procter & Gamble Co.	3,183	196,773
		304,929
Cruise Lines — 0.1%
Carnival Corp.	2,800	68,096
Royal Caribbean Cruises, Ltd.	900	12,375
		80,471
Diversified Banking Institutions — 0.6%
Bank of America Corp.	6,095	85,817
JPMorgan Chase & Co.	10,473	330,214
Morgan Stanley	824	13,217
The Goldman Sachs Group, Inc.	1,505	127,007
		556,255
Diversified Manufacturing Operations — 0.1%
General Electric Co.	4,298	69,628
Honeywell International, Inc.	1,844	60,538
		130,166
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	8,765	106,144
Electric Products-Misc. — 0.0%
Emerson Electric Co.	572	20,941
Electric-Integrated — 0.4%
Dominion Resources, Inc.	2,408	86,303
FPL Group, Inc.	1,905	95,879
Northeast Utilities	1,700	40,902
PG&E Corp.	2,192	84,852
Progress Energy, Inc.	2,334	93,010
		400,946
Electronic Components-Semiconductors — 0.1%
Intel Corp.	5,778	84,706
Texas Instruments, Inc.	1,685	26,151
		110,857
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,600	55,354
Engineering/R&D Services — 0.3%
ABB, Ltd.†(1)	20,130	303,444
Enterprise Software/Service — 0.3%
Oracle Corp.†	18,908	335,239
Entertainment Software — 0.2%
Activision Blizzard, Inc.†	13,822	119,422
Electronic Arts, Inc.†	5,821	93,369
		212,791
Finance-Other Services — 0.1%
CME Group, Inc.	515	107,177
Food-Misc. — 0.2%
Campbell Soup Co.	1,001	30,040
General Mills, Inc.	900	54,675
Kellogg Co.	1,438	63,056

Kraft Foods, Inc., Class A	2,916	78,295
		226,066
Food-Retail — 0.0%
The Kroger Co.	1,683	44,448
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	1,300	25,285
Starwood Hotels & Resorts Worldwide, Inc.	700	12,530
		37,815
Independent Power Producers — 0.0%
Mirant Corp.†	37	698
Industrial Gases — 0.1%
Praxair, Inc.	2,038	120,976
Insurance Brokers — 0.2%
AON Corp.	3,800	173,584
Insurance-Life/Health — 0.0%
Prudential Financial, Inc.	1,000	30,260
Insurance-Multi-line — 0.1%
ACE, Ltd.	970	51,333
Hartford Financial Services Group, Inc.	570	9,359
MetLife, Inc.	2,177	75,890
		136,582
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,970	44,817
Internet Security — 0.0%
McAfee, Inc.†	200	6,914
Investment Management/Advisor Services — 0.1%
T. Rowe Price Group, Inc.	1,900	67,336
Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	905	114,926
Medtronic, Inc.	578	18,161
St. Jude Medical, Inc.†	1,531	50,461
		183,548
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,174	60,942
Medical Products — 0.2%
Baxter International, Inc.	915	49,035
Johnson & Johnson	2,172	129,951
		178,986
Medical-Biomedical/Gene — 1.4%
Amgen, Inc.†	900	51,975
Celgene Corp.†	7,425	410,454
Genentech, Inc.†	1,780	147,580
Genzyme Corp.†	967	64,180
Gilead Sciences, Inc.†	13,690	700,106
		1,374,295
Medical-Drugs — 0.4%
Abbott Laboratories	1,995	106,473
Eli Lilly & Co.	600	24,162
Merck & Co., Inc.	1,761	53,535
Pfizer, Inc.	3,578	63,366
Roche Holding AG(1)	649	99,903
Schering-Plough Corp.	2,600	44,278
		391,717
Medical-HMO — 0.2%
UnitedHealth Group, Inc.	7,765	206,549
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,690	160,001
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	6,330
Multimedia — 0.2%
News Corp., Class A	11,295	102,672
The Walt Disney Co.	1,518	34,443
Time Warner, Inc.	2,421	24,355
		161,470
Networking Products — 0.4%
Cisco Systems, Inc.†	20,947	341,436
Oil Companies-Exploration & Production — 0.1%
Apache Corp.	400	29,812
Occidental Petroleum Corp.	300	17,997
XTO Energy, Inc.	805	28,392
		76,201
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,828	135,217
ConocoPhillips	967	50,091
Exxon Mobil Corp.	4,165	332,492
Hess Corp.	1,600	85,824
Marathon Oil Corp.	300	8,208
		611,832
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,167	25,254
Oil-Field Services — 0.1%
Schlumberger, Ltd.	1,921	81,316
Weatherford International, Ltd.†	1,600	17,312
		98,628
Optical Supplies — 0.1%
Alcon, Inc.	1,140	101,677
Pharmacy Services — 0.1%
Express Scripts, Inc.†	1,700	93,466
Medco Health Solutions, Inc.†	230	9,639
		103,105
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	800	20,336
Retail-Building Products — 0.1%
Home Depot, Inc.	2,100	48,342
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	508	11,003
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,044	85,567
Retail-Discount — 0.4%
Target Corp.	2,838	97,996
Wal-Mart Stores, Inc.	4,742	265,837
		363,833

Retail-Drug Store — 0.5%
CVS Caremark Corp.	14,752	423,973
Walgreen Co.	751	18,527
		442,500
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	2,200	43,340
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	3,067	111,025
Macy’s, Inc.	834	8,632
		119,657
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	900	25,362
Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.†	2,200	31,042
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	8,190	78,051
Telecom Services — 0.1%
TW Telecom, Inc.†	5,905	50,015
Telephone-Integrated — 0.3%
AT&T, Inc.	7,955	226,718
Verizon Communications, Inc.	1,557	52,782
		279,500
Tobacco — 0.1%
Altria Group, Inc.	2,100	31,626
Philip Morris International, Inc.	2,000	87,020
		118,646
Transport-Rail — 0.0%
Union Pacific Corp.	100	4,780
Transport-Services — 0.2%
United Parcel Service, Inc., Class B	2,936	161,950
Web Portals/ISP — 0.3%
Google, Inc., Class A†	750	230,737
Yahoo!, Inc.†	1,893	23,095
		253,832
Wireless Equipment — 0.2%
Crown Castle International Corp.†	4,280	75,242
Nokia Oyj ADR	1,500	23,400
QUALCOMM, Inc.	2,426	86,924
		185,566
Total Common Stock (cost $16,964,872)		13,989,585
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,000	24,000
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	14,423
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	1,890	37,422
Finance-Mortgage Loan/Banker — 0.0%
Freddie Mac	400	156
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,400	27,216
Total Preferred Stock (cost $179,109)		103,217
ASSET BACKED SECURITIES — 17.3%
Diversified Financial Services — 17.3%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/14*(4)	$900,000	766,863
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	53,775	49,475
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	317,211	310,438
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	72,560	70,596
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	219,604	203,190
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	270,000	243,698
Banc of America Commercial Mtg., Inc.,
Series 2005-6, Class A4
5.18% due 09/10/47(4)(5)	105,000	86,056
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	35,000	16,845
Banc of America Commercial Mtg., Inc.,
Series 2007-1, Class A4
5.45% due 01/15/49(4)	1,050,000	779,824
Banc of America Funding Corp.,
Series 2007-C, Class 5A1
5.37% due 05/20/36(5)(6)	87,794	63,909
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.88% due 01/20/47(5)(6)	83,440	44,951

Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.27% due 10/10/45*(4)(5)	145,000	98,740
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	930,000	803,584
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	50,000	37,048
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	380,000	292,886
Capital One Auto Finance Trust, Series 2007-B, Class A3B 1.20% due 04/15/12(2)	33,968	31,161
Capital One Auto Finance Trust, Series 2006-C, Class A3B 1.21% due 07/15/11(2)	37,666	35,941
Capital One Auto Finance Trust, Series 2006-A, Class A4 1.21% due 12/15/12(2)	410,000	343,995
Capital One Auto Finance Trust, Series 2006-C, Class A4 1.23% due 05/15/13(2)	170,000	117,843
Capital One Auto Finance Trust, Series 2005-D, Class A4 1.24% due 10/15/12(2)	30,605	25,491
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	103,022	91,433
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	63,690	60,083
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.00% due 07/25/37(5)(6)	76,993	70,246
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	53,000	24,842
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	300,000	248,844
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	87,000	76,235
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	240,819	146,749
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	200,290	170,231
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	950,000	771,344
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	175,000	119,956
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	198,678
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 12/10/14(4)	930,000	791,895
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.18% due 03/06/20*(2)(4)(7)	170,000	102,000
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	493,027
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 5.83% due 04/25/35(5)(6)	175,541	84,420
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(6)	80,881	42,901
Hertz Vehicle Financing LLC, Series 2005-2A, Class A2 4.93% due 02/25/10*	70,000	69,550
Hertz Vehicle Financing LLC,
Series 2005-2A, Class A1
0.61% due 02/25/10*(2)	70,000	69,243
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 0.72% due 11/25/11*(2)	85,000	65,998
Impac CMB Trust, Series 2005-4, Class 1A1A 0.74% due 05/25/35(2)(6)	267,568	114,203
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	125,000	59,235
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	15,000	10,824
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	60,000	28,495
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	600,000	581,268
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	445,000	355,002
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	575,000	407,389

JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	175,000	46,990
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	50,000	48,133
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	420,000	327,140
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	240,000	230,246
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.53% due 12/25/34(5)(6)	267,347	160,325
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	400,000	326,063
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	900,000	775,335
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,000,000	824,775
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	500,000	387,610
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	161,405	156,718
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	195,000	188,213
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	209,200	107,121
MortgageIT Trust, Series 2005-4, Class A1 0.75% due 10/25/35(2)(6)	596,181	204,360
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	490,260
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	60,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	211,616
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	299,169
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	204,476	158,070
Swift Master Auto Receivables Trust, Series 2007-2, Class A 1.85% due 10/15/12(2)	122,662	106,749
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	280,300	232,610
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	345,657	208,986
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	72,420	67,330
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	536,163
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 1.22% due 10/15/13*(2)	170,000	142,733
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	562,813	385,166
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	710,173	501,332
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR17, Class A2
5.83% due 10/25/36(5)(6)	116,776	72,604
Wells Fargo Mtg. Backed Securities Trust,
Series 2006-AR12, Class 2A1
6.10% due 09/25/36(6)	45,009	28,846
Total Asset Backed Securities (cost $21,503,502)		16,961,288
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9)(18) (cost $5,000)	5,000	1,500
CORPORATE BONDS & NOTES — 24.2%
Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 5.25% due 02/01/14	16,000	16,397
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 6.13% due 02/01/19	10,000	10,699
United Technologies Corp. Notes 6.13% due 07/15/38	10,000	10,868
		21,567

Agricultural Chemicals — 0.0%
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	3,675
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	8,200
		11,875
Agricultural Operations — 0.3%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	244,824
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	126,357	110,878
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	12,800
American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	1,000	760
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	42,502	31,026
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	34,125
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,193	9,633
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	227,184	177,210
		376,432
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	15,000	3,300
General Motors Corp. Senior Notes 7.13% due 07/15/13	26,000	4,810
		8,110
Banks-Commercial — 0.5%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	5,000	5,051
First Maryland Capital II Company Guar. Notes 4.04% due 02/01/27(2)	32,000	19,135
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(2)	16,000	13,100
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	14,178
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,434
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	23,409
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	13,431
Sovereign Bank Sub. Notes 8.75% due 05/30/18	413,000	408,017
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	24,078
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	10,000	10,849
		534,682
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(2)	20,000	8,784
Banks-Super Regional — 1.6%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	110,000	108,955
Bank of America Corp. Senior Notes 5.65% due 05/01/18	195,000	196,157
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	23,229
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	10,555
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	276,044
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	14,000	14,122
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	15,000	6,194
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	3,000	2,756
Wachovia Corp. Senior Notes 5.70% due 08/01/13	11,000	10,671
Wachovia Corp. Notes 5.75% due 02/01/18	400,000	400,796

Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	19,000	19,352
Wells Fargo & Co. Senior Notes 5.63% due 12/11/17	450,000	469,475
		1,538,306
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	10,000	10,981
Broadcast Services/Program — 0.1%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	4,312
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	136,540
		140,852
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,945
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	44,850
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	140,000	121,800
		177,595
Cable TV — 1.1%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(19)	5,000	775
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	19,000	8,740
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	3,000	1,320
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	206,905
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	18,000	17,026
Comcast Corp. Bonds 6.40% due 05/15/38	395,000	394,077
Comcast Corp. Notes 6.95% due 08/15/37	10,000	10,531
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	104,947
COX Communications, Inc. Notes 5.88% due 12/01/16*	60,000	53,357
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	7,000	6,332
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	10,000	9,490
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	225,000	233,745
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	17,000	17,246
		1,064,491
Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	150,000	95,250
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	12,800
Seminole Indian Tribe of Florida
Bonds
7.80% due 10/01/20*	125,000	107,717
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	7,600
		223,367
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	5,000	2,725
Cellular Telecom — 0.6%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(2)	15,000	14,550
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	310,573
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	5,460
Verizon Wireless Senior Notes 7.38% due 11/15/13*	9,000	9,496
Verizon Wireless Senior Notes 8.50% due 11/15/18*	175,000	205,043
		545,122

Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,878
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	115,000	97,220
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	8,025
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	10,325
		115,570
Commercial Services-Finance — 0.3%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	360,000	330,597
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	3,375
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	20,000	20,724
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	100,000	108,332
		132,431
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	3,850
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	60,795
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(19)(22)	40,000	7,600
		68,395
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	6,000	5,645
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	12,000	12,575
		18,220
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	5,000
Diversified Banking Institutions — 1.8%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	60,000	53,638
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	180,993
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	177,775
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	10,000	9,346
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	10,000	9,854
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	36,000	31,665
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	271,801
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	110,000	107,105
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	12,546
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	11,000	9,590
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	79,940
Citigroup, Inc. Senior Notes 6.13% due 05/15/18	210,000	212,336
Citigroup, Inc. Junior Sub. Notes 8.40% due 04/30/18(2)(10)	7,000	4,622
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	21,101
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	10,000	10,252
Morgan Stanley Sub. Notes 4.75% due 04/01/14	420,000	319,993
Morgan Stanley Senior Notes 5.45% due 01/09/17	12,000	9,891
Morgan Stanley Senior Notes 6.00% due 04/28/15	20,000	17,255
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	10,000	9,175
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	20,000	18,877

The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	8,000	7,293
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	292,000	237,065
		1,812,113
Diversified Financial Services — 0.3%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	23,000	21,917
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/77(2)	260,000	200,522
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	19,840
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	16,000	15,662
		257,941
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 5.25% due 12/06/17	19,000	18,942
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	274,000	93,432
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	33,000	28,135
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	16,400
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	18,700
		63,235
Electric-Integrated — 1.7%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	15,729
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	85,000	69,445
Central Illinois Light Co. Senior Notes 8.88% due 12/15/13	10,000	9,990
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	176,243
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	8,000	6,653
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	27,000	12,150
Dominion Resources, Inc. Senior Notes 8.88% due 01/15/19	10,000	10,784
DTE Energy Co. Senior Notes 6.38% due 04/15/33	18,000	14,190
DTE Energy Co. Senior Notes 7.05% due 06/01/11	8,000	7,913
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	14,000	12,982
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	17,432
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	43,801
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	15,615
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	30,192	25,933
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,550
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	8,062
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	6,668
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	340,000	311,131
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	7,000	6,515
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	13,995
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	10,000	11,139
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	19,739
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	14,983

Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	43,576
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	15,000	14,348
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	27,000	24,092
Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	30,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	14,243
Texas Competitive Electric Holdings Co. LLC Senior Notes
Series A 10.25% due 11/01/15*	10,000	7,100
Texas Competitive Electric Holdings Co. LLC Senior Notes
Series B 10.25% due 11/01/15*	10,000	7,100
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	149,473
Union Electric Co. Sec. Notes 6.40% due 06/15/17	270,000	246,146
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	18,224
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/38	240,000	303,735
		1,673,679
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	335,851
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	21,232
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(2)	15,000	2,700
		23,932
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	21,000	14,435
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	169,341
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	40,000	35,129
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	4,000	3,201
Ford Motor Credit Co., LLC Notes 7.38% due 02/01/11	10,000	7,604
Ford Motor Credit Co., LLC Senior Notes 9.27% due 04/15/09(2)	7,000	6,755
GMAC LLC Senior Bonds 6.88% due 09/15/11	2,000	1,619
GMAC LLC Senior Bonds 6.88% due 08/28/12	28,000	21,232
		75,540
Finance-Commercial — 0.2%
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	130,000	90,396
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	88,016
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	13,954
		192,366
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	52,626
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	11,000	11,247
		63,873
Finance-Investment Banker/Broker — 2.5%
Credit Suisse First Boston USA, Inc. Company Guar. Notes 5.13% due 08/15/15	14,000	12,716
Credit Suisse USA, Inc. Company Guar. Notes 5.25% due 03/02/11	12,000	11,798
Credit Suisse USA, Inc. Company Guar. Notes 6.13% due 11/15/11	12,000	12,121
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	395,000	382,786
Lazard Group LLC Senior Notes 6.85% due 06/15/17	380,000	241,912
Lehman Brothers Holdings Capital Trust VII Company Guar. Notes 5.86% due 05/31/12†(2)(10)(11)(20)	8,000	1

Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(11)(20)	10,000	950
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(20)	9,000	1
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(20)	11,000	1
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(20)	11,000	1,045
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	115,000	110,543
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	10,000	9,885
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	193,269
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	9,233
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	110,000	110,205
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	10,000	10,460
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	214,455
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	87,729
Schwab Capital Trust I Company Guar. 7.50% due 11/15/67(2)	167,000	83,518
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	11,000	10,906
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	135,000	132,453
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	24,000	23,431
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	245,000	254,451
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	200,000	190,782
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	138,395
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	106,660
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	100,959
		2,450,665
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	44,213
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	18,000	17,544
		61,757
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	10,000	8,952
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	18,000	18,032
Food-Retail — 0.0%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	10,000	10,512
Safeway, Inc. Senior Notes 6.25% due 03/15/14	10,000	10,052
		20,564
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	3,800
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	5,000	2,750
Gas-Distribution — 0.3%
Energen Corp. Notes 7.63% due 12/15/10	290,000	298,742
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	10,000	5,500
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	23,250

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,601
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	4,987
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	3,988
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	400,000	277,114
		300,690
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	20,900
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	15,658
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,341
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	26,379
		81,278
Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(2)	255,000	134,257
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	61,749
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	38,415
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	230,954
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	240,000	171,771
		637,146
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/88*(2)	10,000	5,500
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	279,060
		284,560
Insurance-Property/Casualty — 0.9%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	260,000	199,537
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	14,525
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/01/67(2)	465,000	189,780
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	184,043
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	88,428
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	175,949
		852,262
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	19,000	15,889
Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.
Senior Notes 5.35% due 11/15/10	13,000	11,715
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	420,000	372,160
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	335,412
		719,287
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	10,000	12,325
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	165,000	141,121
Medical Products — 0.0%
Johnson & Johnson Notes 5.95% due 08/15/37	8,000	9,767
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(18)	10,000	7,900
		17,667
Medical-Drugs — 0.0%
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	7,000	7,056

Medical-HMO — 0.0%
Humana, Inc. Senior Bonds 8.15% due 06/15/38	10,000	7,726
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,403
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	6,000	5,671
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,308
		31,108
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	13,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	15,625
HCA, Inc. Senior Notes 9.13% due 11/15/14	15,000	13,913
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	32,112
		75,450
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	210,000	183,536
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,235
		196,771
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,745
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.00% due 01/15/12	10,000	9,086
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	17,000	13,665
		22,751
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	110,000	108,109
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	44,224
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	14,496
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	22,028
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	146,024
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	25,000	25,228
Time Warner, Inc. Bonds 6.63% due 05/15/29	270,000	239,434
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	49,729
		649,272
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	14,920
Office Automation & Equipment — 0.2%
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	188,561
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	7,821
		196,382
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	34,400
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	14,400
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	10,000	9,366
		58,166
Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	10,000	8,894
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	10,000	7,959
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	33,847

Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	2,650
Paper & Related Products — 0.1%
Bowater, Inc. Senior Notes 6.50% due 06/15/13	25,000	2,500
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,250
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,200
International Paper Co. Notes 7.40% due 06/15/14	115,000	94,267
		105,217
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	12,225
Pipelines — 0.5%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	30,000	28,714
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	25,000	18,125
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	15,000	14,601
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	10,000	7,106
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	400,000	379,608
Oneok, Inc. Senior Notes 6.00% due 06/15/35	9,000	6,168
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	14,598
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	15,300
		484,220
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	265,000	187,989
Publishing-Periodicals — 0.0%
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	10,000	825
Real Estate Investment Trusts — 1.9%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	47,580
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	202,427
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	24,534
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	217,360
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	180,000	75,487
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	119,512
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	240,000	118,115
Kimco Realty Corp. Notes
5.58% due 11/23/15	175,000	110,935
Liberty Property LP Senior Notes 5.63% due 10/01/17	40,000	26,452
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	172,570
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	186,451
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	11,370
Realty Income Corp. Senior Notes 6.75% due 08/15/19	305,000	176,508
Simon Property Group LP Notes 5.30% due 05/30/13	145,000	108,401
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	218,697
		1,816,399
Real Estate Management/Services — 0.4%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	347,150
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	410,000	238,909
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	89,732

Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	12,666
		341,307
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(18)(19)(22)	10,000	600
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	255,000	140,448
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	6,500
		146,948
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	4,513
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	16,000	15,501
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	147,316	92,628
		108,129
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	7,250
Savings & Loans/Thrifts — 0.0%
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	37,000	36,453
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	24,000	22,325
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	4,625
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	263,249
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	1,080
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	7,410
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	19,841
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	10,000	6,200
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(2)(10)	34,000	10,200
		334,930
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	30,000	21,331
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	11,208
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(2)	10,000	6,600
United States Steel Corp. Senior Notes 7.00% due 02/01/18	11,000	7,497
		46,636
Telecom Services — 0.3%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	35,246
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	1,440
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	50,000	29,750
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	12,450
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	190,000	210,691
		289,577
Telephone-Integrated — 1.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,546
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	117,958
AT&T, Inc. Notes 6.30% due 01/15/38	330,000	348,846
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	51,021

Verizon Communications, Inc. Notes 6.40% due 02/15/38	315,000	335,066
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	134,000	150,784
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	10,000	11,732
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	300,000	218,618
		1,248,571
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	9,150
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	166,172
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	35,000	21,940
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(12)(18)	15,771	1,715
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(19)(22)	5,000	50
		199,027
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	170,000	183,741
Philip Morris International, Inc. Notes 6.38% due 05/16/38	110,000	116,191
		299,932
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	2,578	1,805
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	53,047
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,020	11,216
		66,068
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	4,000	4,162
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	9,816
CSX Corp. Senior Notes 6.25% due 03/15/18	9,000	8,278
		18,094
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	12,200
Total Corporate Bonds & Notes (cost $27,960,274)		23,805,361
FOREIGN CORPORATE BONDS & NOTES — 4.8%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	219,144	238,468
Banks-Commercial — 0.6%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	20,000	7,354
Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 2.46% due 12/30/09(2)(10)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	2,239
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	10,000	3,786
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	285,000	301,171
NIB Capital Bank Sub. Notes 5.82% due 12/11/13*(2)(10)	23,000	4,360
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	230,000	238,245
		571,185
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	465,000	412,026
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	35,000	32,617
		444,643

Brewery — 0.6%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	262,500
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	8,243
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	269,005
SABMiller PLC Senior Notes 6.50% due 07/15/18*	13,000	11,741
		551,489
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	10,000	10,220
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	8,550
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	8,800
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	28,149
		36,949
Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	18,343
Electric-Generation — 0.3%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	350,000	249,396
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	3,000	2,574
		251,970
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	24,690
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	215,000	165,077
		189,767
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	24,000	21,792
Insurance-Multi-line — 0.3%
Aegon NV Jr. Sub. Bonds 4.57% due 07/15/14(2)(10)	33,000	8,745
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	183,338
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	78,000	48,727
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	7,775
		248,585
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	12,000	7,180
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes
7.75% due 04/01/14	15,000	3,225
Medical-Drugs — 0.0%
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	10,000	5,900
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	84,633
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	11,000	10,241
Oil Companies-Exploration & Production — 0.0%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	7,000	5,502
Canadian Natural Resources, Ltd. Senior Notes 6.75% due 02/01/39	10,000	8,306
Nexen, Inc. Bonds 5.88% due 03/10/35	9,000	6,776
		20,584
Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	15,000	16,875
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	10,000	8,771

Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	30,000	24,282
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	13,875
Special Purpose Entities — 0.6%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	40,000	16,952
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	555,000	542,456
		559,408
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 6.13% due 06/01/18	175,000	119,833
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(19)(21)	10,000	2,650
Telephone-Integrated — 0.8%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	220,000	226,616
France Telecom SA Bonds 7.75% due 03/01/11	170,000	178,891
France Telecom SA Notes 8.50% due 03/01/31	95,000	119,272
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	15,000	11,419
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	270,000	239,625
		775,823
Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	150,000	166,742
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	363,000	186,970
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	20,000	16,833
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	135,000	136,408
Total Foreign Corporate Bonds & Notes (cost $5,551,839)		4,752,194
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.49% due 12/15/13(13)(14) (cost $215,600)	215,600	87,857
MUNICIPAL BONDS & NOTES — 0.2%
Fixed Income Bond Funds — 0.2%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $128,180)	125,000	144,105
U.S. GOVERNMENT AGENCIES — 50.7%
Federal Home Loan Mtg. Corp. — 14.6%
4.50% due January TBA	6,847,000	6,936,867
5.00% due 12/01/20	33,798	34,785
5.00% due 05/01/21	1,424,127	1,465,706
5.00% due 07/01/21	166,285	171,010
5.00% due 10/01/33	54,615	56,009
5.00% due 05/01/34	83,172	85,137
5.00% due 02/01/35	325,438	333,029
5.00% due 07/01/35	121,425	124,257
5.00% due 08/01/35	117,235	119,969
5.00% due 09/01/35	400,364	409,702
5.00% due 10/01/35	160,652	164,399
5.00% due 11/01/35	48,505	49,636
5.00% due 12/01/35	795,984	814,550
5.00% due January TBA	1,505,000	1,537,922
5.50% due 07/01/34	80,221	82,268
5.50% due 07/01/35	95,015	97,379
5.50% due 04/01/37	86,946	89,091
5.50% due 05/01/37	83,753	85,819
5.50% due 08/01/37	173,521	177,802
5.50% due 07/01/38	69,109	70,814
5.80% due 01/01/37(2)	87,368	89,155
5.95% due 10/01/36(2)	147,259	151,473
6.00% due 09/01/26	334,116	345,023
6.00% due 12/01/33	109,591	113,311
6.00% due 08/01/36	37,743	38,924
6.50% due 05/01/16	6,330	6,576
6.50% due 05/01/29	19,273	20,171
6.50% due 11/01/34	27,149	28,260
6.50% due 03/01/36	52,920	55,029
6.50% due 05/01/36	1,450	1,508
6.50% due 11/01/37	38,550	40,084
7.00% due 04/01/32	16,436	17,273
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ
3.00% due 03/15/17(6)	134,190	132,202
Series 2586, Class NK
3.50% due 08/15/16(6)	54,589	54,467
Series 3102, Class PG
5.00% due 11/15/28(6)	70,000	71,812

Series 3317, Class PD
5.00% due 09/15/31(6)	90,000	92,515
Series 3349, Class HB
5.50% due 06/15/31(6)	79,000	81,857
Series 1577, Class PK
6.50% due 09/15/23(6)	96,000	101,120
Series 1226, Class Z
7.75% due 03/15/22(6)	4,872	5,145
		14,352,056
Federal National Mtg. Assoc. — 23.0%
4.56% due 01/01/15	817,094	823,044
4.75% due 12/15/10	15,000	16,037
4.85% due 11/01/15	813,077	732,970
5.00% due 03/01/18	60,678	62,639
5.00% due 06/01/19	18,268	18,824
5.00% due 07/01/22	2,206,733	2,268,624
5.00% due 09/01/35	622,409	636,342
5.00% due 10/01/35	2,309,864	2,361,573
5.50% due 06/01/20	416,328	429,855
5.50% due 07/01/20	310,777	320,874
5.50% due 03/01/21	330,982	341,736
5.50% due 04/01/21	450,850	465,146
5.50% due 06/01/21	323,164	333,412
5.50% due 09/01/21	308,743	318,534
5.50% due 10/01/21	382,978	395,122
5.50% due 12/01/21	820,268	846,279
5.50% due 02/01/22	369,304	380,994
5.50% due 06/01/22	307,988	317,737
5.50% due 05/01/34	19,286	19,817
5.50% due 06/01/34	59,750	61,358
5.50% due 07/01/35	4,693,735	4,820,079
5.50% due 12/01/35	136,337	139,921
5.50% due 02/01/36(2)	59,353	60,497
5.50% due 06/01/36	2,586,019	2,660,073
5.50% due 12/01/36	6,109	6,269
5.92% due 10/01/11	432,192	450,084
6.00% due 06/01/17	26,489	27,582
6.00% due 08/01/21	500,511	519,979
6.00% due 06/01/26	225,895	233,067
6.00% due 03/01/27	275,984	284,580
6.00% due 12/01/33	19,941	20,593
6.00% due 05/01/34	72,097	74,398
6.00% due 07/01/34	8,776	9,082
6.00% due 07/01/38	263,658	271,703
6.06% due 09/01/11	263,251	276,200
6.09% due 05/01/11	235,078	244,572
6.28% due 02/01/11	142,056	147,659
6.50% due 08/01/16	19,255	20,034
6.50% due 09/01/32	41,394	43,192
6.50% due 04/01/34	9,207	9,590
6.50% due 11/01/35	68,088	70,812
6.50% due 02/01/36	235,481	244,864
6.50% due 07/01/36	33,796	35,143
6.50% due 11/01/36	46,101	47,938
6.50% due 10/01/37	64,298	66,856
7.00% due 06/01/37	518,068	543,034
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	85,000	86,880
		22,565,598
Government National Mtg. Assoc. — 13.1%
4.50% due 10/15/35	226,742	231,643
4.50% due 05/15/36	541,577	553,278
4.50% due March TBA	7,350,000	7,391,344
5.00% due January TBA	2,900,000	2,972,500
5.50% due 04/15/36	339,134	350,128
6.00% due 02/15/33	80,210	83,004
6.00% due 09/15/38	131,047	135,448
6.50% due 07/15/28	740,658	778,494
6.50% due 08/15/28	35,046	36,836
6.50% due 09/15/28	71,990	75,668
6.50% due 11/15/28	60,757	63,860
7.00% due 11/15/31	17,847	18,698
7.00% due 01/15/33	28,393	29,806
7.00% due 05/15/33	40,798	42,784
7.50% due 01/15/32	16,793	17,803
8.00% due 02/15/30	5,034	5,365
8.50% due 11/15/17	3,191	3,407
9.00% due 11/15/21	988	1,057
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA
7.50% due 09/16/35(6)	1,714	1,784
Series 2005-74 Class HB
7.50% due 09/16/35(6)	12,760	13,849
Series 2005-74 Class HC
7.50% due 09/16/35(6)	7,449	8,035
		12,814,791
Total U.S. Government Agencies (cost $48,731,615)		49,732,445
U.S. GOVERNMENT TREASURIES — 2.5%
United States Treasury Bonds — 1.4%
4.38% due 02/15/38	22,000	29,466
6.25% due 08/15/23(15)	320,000	436,450

6.63% due 02/15/27(15)	600,000	897,281
		1,363,197
United States Treasury Notes — 1.1%
1.50% due 10/31/10	200,000	202,985
2.00% due 11/30/13	110,000	112,853
2.63% due 05/31/10(15)	525,000	540,852
3.50% due 08/15/09	275,000	280,382
		1,137,072
Total U.S. Government Treasuries (cost $2,245,242)		2,500,269
Total Long-Term Investment Securities (cost $123,485,233)		112,077,821
REPURCHASE AGREEMENTS — 4.2%
Banc of America Securities Joint Repurchase Agreement(16)	855,000	855,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $3,314,002 and collateralized by $3,305,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $3,387,051	3,314,000	3,314,000
Total Repurchase Agreements (cost $4,169,000)		4,169,000
TOTAL INVESTMENTS (cost $127,654,233)(17)	118.4%	116,246,821
Liabilities in excess of other assets	(18.4)	(18,067,033)
NET ASSETS	100.0%	$98,179,788

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $6,551,956 representing 6.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(3)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(6)	Collateralized Mortgage Obligation
(7)	Fair valued security; see Note 1
(8)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $1,500 representing 0.0% of net assets.
(9)

To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Multi-Managed Income Portfolio held the following restricted securities:

					Market
	Acquisition	Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

ICO North America, Inc.
Notes
7.50% due 8/15/09	08/11/2005	$5,000	$6,000	$1,500	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00%
				$1,500		0.00%

(10)	Perpetual maturity - maturity date reflects the next call date.
(11)	Bond in default
(12)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(13)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(16)	See Note 2 for details of Joint Repurchase Agreements.
(17)	See Note 4 for cost of investments on a tax basis.
(18)	Income may be received in cash or additional shares at the discretion of the issuer.
(19)	Bond is in default subsequent to December 31, 2008.
(20)	Company has filed Chapter 11 bankruptcy protection.
(21)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(22)	Subsequent to December 31, 2008, the company has filed Chapter 11 bankruptcy protection.
ADR	— American Depository Receipt
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
31	Long	Euro-Bund	March 2009	$5,338,211	$5,379,549	$41,338
27	Long	LIFFE Long Gilt	March 2009	4,524,179	4,793,013	268,834
23	Short	U.S. Treasury 2 YR Notes	March 2009	4,999,349	5,015,438	(16,089)
140	Long	U.S. Treasury 5 YR Notes	March 2009	16,323,754	16,667,656	343,902
194	Short	U.S. Treasury 10 YR Notes	March 2009	23,195,611	24,395,500	(1,199,889)
16	Short	U.S. Treasury Long Bonds	March 2009	2,255,461	2,208,750	46,711
						$(515,193)

Open Forward Foreign Currency Contracts

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	Appreciation
*	BRL	7,927,000	USD	3,567,165	3/18/2009	$264,803
*	CZK	12,300,000	USD	635,659	3/18/2009	698
*	GBP	550,000	USD	861,190	3/18/2009	71,642
*	USD	334,652	AUD	510,000	3/18/2009	18,469
*	USD	1,190,126	BRL	2,917,000	3/18/2009	25,086
*	USD	1,693,440	EUR	1,350,000	3/18/2009	178,433
*	USD	352,997	JPY	34,300,000	3/18/2009	25,955
						585,086

Contract to			In Exchange		Delivery	Gross Unrealized
Deliver			For		Date	(Depreciation)
*	AUD	510,000	USD	317,768	3/18/2009	$(35,352)
*	BRL	1,350,000	USD	550,796	3/18/2009	(11,610)
*	CAD	420,000	USD	329,955	3/18/2009	(10,337)
*	CZK	12,000,000	USD	611,587	3/18/2009	(7,887)
*	EUR	1,350,000	USD	1,713,487	3/18/2009	(158,386)
*	JPY	34,300,000	USD	364,038	3/18/2009	(14,914)
*	NOK	2,300,000	USD	321,737	3/18/2009	(5,270)
*	USD	2,745,379	BRL	6,360,000	3/18/2009	(95,824)
*	USD	343,882	CAD	420,000	3/18/2009	(3,590)
*	USD	155,826	CZK	2,930,000	3/18/2009	(4,571)
*	USD	66,567	GBP	45,000	3/18/2009	(1,968)
*	USD	340,760	NOK	2,300,000	3/18/2009	(13,753)
						(363,462)
Net Unrealized Appreciation (Depreciation)						$221,624

*

Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CZK — Czech Koruna
EUR — Euro Currency
GBP — Pound Sterling
JPY — Japanese Yen
NOK — Norwegian Krona
USD — United States Dollar

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount(21)	Market Value (Note 1)

COMMON STOCK — 64.2%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,051	$21,346
PV Crystalox Solar PLC(1)	7,456	10,768
		32,114
Advertising Services — 0.0%
Vertis Holdings, Inc.(2)	1,532	2
Aerospace/Defense — 1.3%
BAE Systems PLC(1)	128,091	698,128
Boeing Co.(16)	14,663	625,670
Esterline Technologies Corp.†	744	28,190
Finmeccanica SpA(1)	12,044	184,498
General Dynamics Corp.	7,108	409,350
Lockheed Martin Corp.	1,690	142,095
Northrop Grumman Corp.	2,237	100,754
Raytheon Co.	10,400	530,816
Teledyne Technologies, Inc.†	1,661	73,998
		2,793,499
Aerospace/Defense-Equipment — 0.5%
European Aeronautic Defense and Space Co.(1)	31,981	539,935
HEICO Corp.	926	35,957
Moog, Inc., Class A†	2,616	95,667
Orbital Sciences Corp.†	1,910	37,302
United Technologies Corp.	6,679	357,994
		1,066,855
Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	4,672	229,676
China BlueChemical, Ltd.(1)	258,000	107,021
Monsanto Co.	7,441	523,474
Potash Corp. of Saskatchewan (U.S.)	393	28,505
Potash Corp. of Saskatchewan (Canada)	4,311	315,651
Syngenta AG(1)	744	144,136
Terra Industries, Inc.	10,409	173,518
The Mosaic Co.	8,870	306,902
		1,828,883
Agricultural Operations — 0.4%
Andersons, Inc.	3,450	56,856
Archer-Daniels-Midland Co.	12,649	364,671
Bunge, Ltd.	4,278	221,472
Chaoda Modern Agriculture, Ltd.(1)	231,120	148,783
China Green Holdings, Ltd.(1)	102,000	81,532
		873,314
Airlines — 0.4%
Air Arabia†	275,645	66,790
British Airways PLC(1)	171,726	447,808
Lan Airlines SA ADR	11,030	88,792
Qantas Airways, Ltd.(1)	9,246	17,049
Singapore Airlines, Ltd.(1)	10,000	78,500
Southwest Airlines Co.	15,379	132,567
		831,506
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,164	17,879
Darling International, Inc.†	4,480	24,595
		42,474
Apparel Manufacturers — 0.2%
Coach, Inc.†	20,110	417,685
True Religion Apparel, Inc.†	2,068	25,726
		443,411
Applications Software — 0.9%
Citrix Systems, Inc.†	2,656	62,602
Compuware Corp.†	19,142	129,208
Microsoft Corp.(16)	88,872	1,727,672
NetSuite, Inc.†	1,767	14,913
Progress Software Corp.†	1,345	25,905
Salesforce.com, Inc.†	1,873	59,955
		2,020,255
Audio/Video Products — 0.2%
Panasonic Corp.(1)	18,000	225,547
Sony Corp.(1)	6,800	147,825
		373,372
Auto-Cars/Light Trucks — 0.3%
Bayerische Motoren Werke AG(1)	1,549	47,615
Daimler AG(1)	2,043	77,626
Fiat SpA(1)	50,107	326,699
Honda Motor Co., Ltd.(1)	2,100	45,543
Toyota Motor Corp.(1)	1,200	39,280
Volkswagen AG(1)	76	26,623
		563,386
Auto/Truck Parts & Equipment-Original — 0.2%
Aisin Seiki Co., Ltd.(1)	5,700	80,893
Autoliv, Inc.	5,697	122,258
Dana Holding Corp.†	720	533
Fuel Systems Solutions, Inc.†	534	17,494
GUD Holdings, Ltd.(1)	1,487	6,239
Tenneco, Inc.†	4,000	11,800
Valeo SA(1)	7,415	110,245
		349,462
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies†	4,776	25,265
Banks-Commercial — 2.7%
Allied Irish Banks PLC(1)	50,407	123,270
Alpha Bank A.E.(1)	2,877	27,022
Anglo Irish Bank Corp. PLC(1)	72,610	16,745
Banco Do Brasil SA(1)	17,700	114,711
Banco Itau Holding Financeira SA ADR	11,750	136,300
Banco Latinoamericano de Exportaciones SA	5,653	81,177
Banco Santander Chile SA ADR	1,898	66,487
Banco Santander SA(1)	15,228	146,967
Bank of Ireland(1)	109,527	131,020
Bank of the Ozarks, Inc.	1,681	49,825
Barclays PLC(1)	165,153	372,325
BNP Paribas SA(1)	10,454	441,435
Cathay General Bancorp	1,647	39,116
Center Financial Corp.	4,197	25,895
Commerzbank AG(1)	1,181	11,258
Deutsche Bank AG(1)	1,256	50,087
Dexia SA(1)	25,776	116,019
DnB NOR ASA(1)	7,787	31,106
First BanCorp Puerto Rico	4,986	55,544

HBOS PLC(1)	27,549	27,959
HSBC Holdings PLC(1)	3,985	38,141
Industrial & Commercial Bank of China(1)	368,000	195,580
International Bancshares Corp.	2,503	54,640
Intesa Sanpaolo SpA(1)	13,316	47,963
KBC Groep NV(1)	9,242	279,152
Lloyds TSB Group PLC(1)	87,103	159,426
Lloyds TSB Group PLC ADR	7,626	58,720
Mitsubishi UFJ Financial Group, Inc.(1)	16,072	99,726
National Bank of Canada	1,338	33,924
Nordea Bank AB(1)	82,678	581,983
Old Second Bancorp, Inc.	4,672	54,195
Pacific Capital Bancorp	1,670	28,190
Royal Bank of Scotland Group PLC(1)	95,652	69,148
S&T Bancorp, Inc.	995	35,323
Sandy Spring Bancorp, Inc.	1,077	23,511
Smithtown Bancorp, Inc.	1,070	17,152
Southwest Bancorp, Inc.	2,098	27,190
Standard Chartered PLC(1)	4,272	54,610
State Bank of India, Ltd. GDR(1)	1,750	96,148
Sterling Financial Corp.	3,700	32,560
Suffolk Bancorp	1,559	56,015
Sumitomo Mitsui Financial Group, Inc.(2)	400	16,591
Turkiye Garanti Bankasi AS†(1)	62,778	107,194
UCBH Holdings, Inc.	9,211	63,372
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,725	240,710
UniCredit Italiano SpA(1)	301,124	749,662
Virginia Commerce Bancorp, Inc.†	4,260	22,024
Westpac Banking Corp.(1)	24,712	294,286
Wilshire Bancorp, Inc.	2,710	24,607
		5,626,011
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,415	73,778
State Street Corp.	8,553	336,390
		410,168
Banks-Super Regional — 0.8%
US Bancorp	33,675	842,212
Wells Fargo & Co.	28,973	854,124
		1,696,336
Batteries/Battery Systems — 0.2%
Advanced Battery Technology†	4,400	11,704
Byd Co., Ltd.(1)	17,500	28,855
China BAK Battery, Inc.†	4,800	7,776
Energizer Holdings, Inc.†	3,297	178,499
EnerSys†	2,582	28,402
Greatbatch, Inc.†	1,628	43,077
GS Yuasa Corp.(1)	12,000	72,307
Saft Groupe SA(1)	719	19,425
Ultralife Batteries, Inc.†	2,300	30,843
Valence Technology, Inc.†	6,000	10,920
		431,808
Beverages-Non-alcoholic — 0.6%
Britvic PLC(1)	18,670	71,237
Dr. Pepper Snapple Group, Inc.†	6,291	102,229
Pepsi Bottling Group, Inc.	16,226	365,247
PepsiCo, Inc.	10,000	547,700
The Coca-Cola Co.	4,329	195,974
		1,282,387
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	9,176	144,706
Brewery — 0.5%
Anheuser-Busch InBev NV(1)(11)	18,713	433,848
Boston Beer Co., Inc., Class A†	835	23,714
Fomento Economico Mexicano SAB de CV ADR	3,391	102,171
Heineken Holding NV(1)	4,743	135,786
Heineken NV(1)	9,742	299,309
Lion Nathan, Ltd.(1)	8,136	46,815
		1,041,643
Broadcast Services/Program — 0.1%
Grupo Televisa SA ADR	6,446	96,303
Liberty Global, Inc., Class A†	13,450	214,124
		310,427
Building & Construction Products-Misc. — 0.1%
Broadwind Energy, Inc.†	1,223	5,504
Fletcher Building, Ltd.(1)	19,077	64,372
Geberit AG(1)	550	59,252
Panasonic Electric Works, Ltd.(1)	7,000	62,241
		191,369
Building & Construction-Misc. — 0.4%
Abengoa SA(1)	3,843	64,230
Aveng, Ltd.(1)	36,386	121,780
Balfour Beatty PLC(1)	10,377	49,437
Bouygues SA(1)	11,188	473,561
Insituform Technologies, Inc., Class A†	1,473	29,003
Layne Christensen Co.†	1,778	42,690
Murray & Roberts Holdings, Ltd.(1)	18,885	98,873
		879,574
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	1,789	57,767
Building Products-Wood — 0.0%
China Grand Forestry Green Resources Group, Ltd.†(1)	176,000	7,440
Building-Heavy Construction — 0.2%
Acciona SA(1)	489	61,851
Arabtec Holding Co.	184,048	113,243
Grupo Ferrovial SA(1)	1,892	52,119
Impregilo SpA†(1)	12,266	34,975
Perini Corp.†	1,626	38,016
Vinci SA(1)	896	37,733
		337,937
Building-Residential/Commercial — 0.1%
Desarrolladora Homex SAB de CV ADR†	5,442	124,241
M.D.C Holdings, Inc.	2,917	88,385
		212,626

Cable TV — 0.4%
Comcast Corp., Class A	13,265	223,913
DISH Network Corp., Class A†	6,604	73,238
Rogers Communications, Inc. Class B	585	17,339
The DIRECTV Group, Inc.†	21,369	489,564
		804,054
Cellular Telecom — 0.7%
America Movil SAB de CV, Series L ADR	8,627	267,351
China Mobile, Ltd.(1)	25,600	259,553
China Mobile, Ltd. ADR	1,196	60,817
KT Freetel Co., Ltd.†(1)	2,920	72,636
Mobile Telesystems OJSC ADR	3,978	106,133
MTN Group, Ltd.(1)	15,982	189,097
NII Holdings, Inc.†	9,324	169,510
NTT DoCoMo, Inc.(1)	12	23,656
Partner Communications(1)	4,919	80,275
Syniverse Holdings, Inc.†	2,453	29,289
Taiwan Mobile Co., Ltd.(1)	37,000	54,992
Vodafone Group PLC(1)	65,444	131,746
		1,445,055
Chemicals-Diversified — 0.4%
BASF AG(1)	4,161	164,420
FMC Corp.	5,088	227,586
Innophos Holdings, Inc.	1,670	33,083
Innospec, Inc.	3,208	18,895
Israel Chemicals, Ltd.(1)	16,494	115,318
Koninklijke DSM DV(1)	3,215	82,413
The Dow Chemical Co.	8,103	122,274
		763,989
Chemicals-Specialty — 0.2%
Albemarle Corp.	2,239	49,930
Givaudan SA(1)	36	28,359
OM Group, Inc.†	2,868	60,543
Umicore(1)	16,757	330,642
		469,474
Circuit Boards — 0.0%
TTM Technologies, Inc.†	8,791	45,801
Coal — 0.2%
Alpha Natural Resources, Inc.†	3,921	63,481
Arch Coal, Inc.	537	8,748
Centennial Coal Co., Ltd.(1)	3,836	8,975
China Coal Energy Co.(1)	32,000	25,860
China Shenhua Energy Co., Ltd.(1)	62,000	132,957
CONSOL Energy, Inc.	429	12,261
Felix Resources, Ltd.(1)	1,254	7,791
Foundation Coal Holdings, Inc.	317	4,444
Hidili Industry International Development, Ltd.(1)	12,000	3,835
International Coal Group, Inc.†	1,726	3,970
James River Coal Co.†	344	5,274
MacArthur Coal, Ltd.(1)	1,187	2,537
Massey Energy Co.	10,233	141,113
Patriot Coal Corp.†	368	2,300
Peabody Energy Corp.	591	13,445
Riversdale Mining, Ltd.†(1)	2,362	4,018
UK Coal PLC†(1)	2,001	2,918
Walter Industries, Inc.	2,832	49,588
Yanzhou Coal Mining Co., Ltd.(1)	22,000	16,370
		509,885
Commercial Services — 0.0%
Healthcare Services Group	1,727	27,511
Standard Parking Corp.†	1,545	29,880
		57,391
Commercial Services-Finance — 0.2%
Deluxe Corp.	2,659	39,779
Experian Group, Ltd.(1)	9,340	58,491
Mastercard, Inc., Class A	625	89,331
Morningstar, Inc.†	1,590	56,445
PRG-Schultz International, Inc.†	1,964	8,013
The Western Union Co.	6,985	100,165
		352,224
Computer Aided Design — 0.1%
Ansys, Inc.†	1,800	50,202
Parametric Technology Corp.†	5,965	75,457
		125,659
Computer Services — 0.1%
3PAR, Inc.†	2,932	22,488
Accenture, Ltd., Class A	1,992	65,318
IHS, Inc., Class A†	3,015	112,821
Perot Systems Corp., Class A†	2,653	36,267
SYKES Enterprises, Inc.†	2,370	45,314
		282,208
Computer Software — 0.0%
Omniture, Inc.†	4,535	48,252
Computers — 1.4%
Apple, Inc.†	9,846	840,356
Dell, Inc.†	6,503	66,591
Hewlett-Packard Co.(16)	28,349	1,028,785
International Business Machines Corp.	12,329	1,037,609
Ju Teng International Holdings, Ltd.†(1)	40,000	8,400
Wincor Nixdorf AG(1)	801	38,190
		3,019,931
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	21,257	59,520
Fujitsu, Ltd.(1)	149,000	720,186
High Tech Computer Corp.(1)	5,000	50,436
Integral Systems, Inc.†	1,904	22,943
NCR Corp.†	5,889	83,271
NetScout Systems, Inc.†	3,682	31,739
		968,095
Computers-Memory Devices — 0.5%
Data Domain, Inc.†	3,682	69,222
EMC Corp.†	50,524	528,986
NetApp, Inc.†	17,199	240,270
Seagate Technology†(2)(11)(12)	970	0
Seagate Technology	16,291	72,169
Western Digital Corp.†	7,198	82,417
		993,064

Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	1,080	17,885
Consulting Services — 0.1%
Hackett Group, Inc.†	8,560	24,995
ICF International, Inc.†	1,720	42,261
SAIC, Inc.†	10,461	203,780
Stantec, Inc.†	1,440	35,169
		306,205
Consumer Products-Misc. — 0.3%
Clorox Co.	7,929	440,535
Kimberly-Clark de Mexico SAB de CV, Class A	26,400	87,692
Prestige Brands Holdings, Inc.†	5,270	55,599
		583,826
Containers-Metal/Glass — 0.0%
Greif, Inc., Class A	472	15,779
Silgan Holdings, Inc.	1,398	66,838
		82,617
Containers-Paper/Plastic — 0.2%
Amcor, Ltd.(1)	58,911	239,435
Packaging Corp. of America	5,021	67,583
Sonoco Products Co.	985	22,813
		329,831
Cosmetics & Toiletries — 1.3%
Alberto-Culver Co.	746	18,285
Chattem, Inc.†	914	65,379
Colgate-Palmolive Co.	9,084	622,617
Kao Corp.(1)	24,000	726,791
Procter & Gamble Co.	20,404	1,261,375
The Estee Lauder Cos., Inc., Class A	4,619	143,004
		2,837,451
Data Processing/Management — 0.1%
Acxiom Corp.	4,506	36,544
CSG Systems International, Inc.†	7,204	125,854
		162,398
Decision Support Software — 0.0%
SPSS, Inc.†	1,456	39,254
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,692	201,005
Diagnostic Kits — 0.0%
Quidel Corp.†	2,975	38,883
Disposable Medical Products — 0.0%
Merit Medical Systems, Inc.†	3,659	65,606
Distribution/Wholesale — 0.2%
Inchcape PLC(1)	31,918	16,961
Jardine Cycle & Carriage, Ltd.(1)	6,000	39,852
MWI Veterinary Supply, Inc.†	1,359	36,639
Owens & Minor, Inc.	1,575	59,299
WESCO International, Inc.†	2,411	46,364
Wolseley PLC(1)	22,907	127,720
		326,835
Diversified Banking Institutions — 1.3%
Bank of America Corp.(16)	35,414	498,629
Citigroup, Inc.(16)	22,486	150,881
Credit Suisse Group AG(1)	2,007	55,010
JPMorgan Chase & Co.	34,789	1,096,897
Morgan Stanley	9,764	156,615
The Goldman Sachs Group, Inc.	10,304	869,555
		2,827,587
Diversified Financial Services — 0.1%
Sampo Oyj, Class A(1)	2,929	54,709
Shinhan Financial Group Co., Ltd.†(1)	8,290	192,002
		246,711
Diversified Manufacturing Operations — 0.8%
3M Co.	10,030	577,126
Acuity Brands, Inc.	1,377	48,071
Ameron International Corp.	460	28,943
Charter International PLC(1)	1,412	6,738
Danaher Corp.	656	37,136
General Electric Co.	36,685	594,297
Illinois Tool Works, Inc.	5,948	208,477
ITT Corp.	759	34,907
Koppers Holdings, Inc.	2,266	48,991
Parker Hannifin Corp.	1,789	76,104
Pentair, Inc.	1,580	37,399
The Brink’s Co.	2,347	63,087
		1,761,276
Diversified Minerals — 0.2%
BHP Billiton PLC(1)	6,627	124,832
BHP Billiton, Ltd.(1)	12,669	266,826
Cia Vale do Rio Doce ADR	6,387	77,346
Paladin Energy, Ltd.†(1)	5,244	9,202
		478,206
Diversified Operations — 0.3%
Guangdong Investment, Ltd.(1)	88,000	35,539
Hutchison Whampoa, Ltd.(1)	17,000	85,753
LG Corp.†(1)	4,228	147,783
LVMH Moet Henessy Louis Vuitton SA(1)	822	55,227
Swire Pacific, Ltd., Class A(1)	45,000	312,021
Tomkins PLC(1)	18,582	33,294
		669,617
Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	979	38,935
Drug Delivery Systems — 0.0%
Alkermes, Inc.†	3,761	40,055
Depomed, Inc.†	9,790	16,154
Matrixx Initiatives, Inc.†	1,315	21,684
		77,893
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	352	18,051
Bidz, Inc.†	5,060	23,276
Blue Nile, Inc.†	1,070	26,204
		67,531
E-Commerce/Services — 0.1%
eBay, Inc.†	8,481	118,395
Expedia, Inc.†	10,563	87,039

NetFlix, Inc.†	1,116	33,357
		238,791
E-Marketing/Info — 0.0%
Digital River, Inc.†	1,078	26,734
Educational Software — 0.0%
Blackboard, Inc.†	1,178	30,899
Electric Products-Misc. — 0.4%
Emerson Electric Co.	7,355	269,267
GrafTech International, Ltd.†	2,250	18,720
Hitachi, Ltd.(1)	89,000	345,151
Mitsubishi Electric Corp.(1)	33,000	206,504
		839,642
Electric-Distribution — 0.0%
National Grid PLC(1)	7,386	72,993
Vector, Ltd.(1)	21,193	24,956
		97,949
Electric-Generation — 0.2%
British Energy Group PLC(1)	2,670	29,737
CEZ AS(1)	3,609	147,454
Huaneng Power International, Inc.(1)	60,000	43,827
The AES Corp.†	19,303	159,057
		380,075
Electric-Integrated — 2.4%
A2A SpA(1)	106,996	191,767
Alliant Energy Corp.	7,271	212,168
BKW FMB Energie AG(1)	391	38,012
Central Vermont Public Service Corp.	1,570	37,460
Chubu Electric Power Co., Inc.(1)	7,800	237,063
DPL, Inc.	2,274	51,938
E.ON AG(1)	6,602	266,966
Edison International	21,409	687,657
El Paso Electric Co.†	1,760	31,838
Electricite de France(1)	1,815	105,489
Enel SpA(1)	41,769	267,117
Energias de Portugal SA(1)	27,316	102,953
Enersis SA ADR	5,600	71,344
Entergy Corp.	441	36,660
Exelon Corp.	791	43,988
FirstEnergy Corp.	6,605	320,871
FPL Group, Inc.	1,228	61,805
Hokkaido Electric Power Co., Inc.(1)	1,200	30,374
Hokuriku Electric Power Co.(1)	1,100	31,136
International Power PLC(1)	16,831	58,439
Kyushu Electric Power Co., Inc.(1)	4,900	130,333
Northwestern Corp.	1,987	46,635
OGE Energy Corp.	3,015	77,727
PG&E Corp.	22,182	858,665
Portland General Electric Co.	2,043	39,777
Public Power Corp. SA(1)	12,793	205,414
Public Service Enterprise Group, Inc.	1,516	44,222
Shikoku Electric Power Co.(1)	1,000	33,726
Tenaga Nasional BHD(1)	39,200	71,253
The Kansai Electric Power Co., Inc.(1)	1,700	49,261
Tokyo Electric Power Co., Inc.(1)	24,700	824,714
TransAlta Corp.	500	9,842
		5,276,614
Electric-Transmission — 0.1%
Terna Rete Elettrica Nazionale SpA(1)	70,546	230,988
Electronic Components-Misc. — 0.0%
Carphone Warehouse PLC(1)	30,636	39,776
HON HAI Precision Industry Co., Ltd.(1)	15,158	29,883
		69,659
Electronic Components-Semiconductors — 0.9%
Intel Corp.	67,204	985,211
IXYS Corp.	3,129	25,846
MEMC Electronic Materials, Inc.†	10,214	145,856
National Semiconductor Corp.	20,449	205,921
NVIDIA Corp.†	6,049	48,815
QLogic Corp.†	8,470	113,837
Renesola, Ltd. ADR†	1,300	5,733
Samsung Electronics Co., Ltd.(1)	580	210,608
Silicon Image, Inc.†	7,513	31,555
Texas Instruments, Inc.	11,579	179,706
Xilinx, Inc.	3,681	65,595
		2,018,683
Electronic Design Automation — 0.0%
Synopsys, Inc.†	3,929	72,765
Electronic Forms — 0.1%
Adobe Systems, Inc.†	12,833	273,215
Electronic Measurement Instruments — 0.0%
Badger Meter, Inc.	795	23,071
Itron, Inc.†	448	28,555
National Instruments Corp.	2,160	52,618
		104,244
Electronic Parts Distribution — 0.0%
Avnet, Inc.†	5,642	102,741
Electronic Security Devices — 0.1%
American Science and Engineering, Inc.	598	44,228
Secom Co., Ltd.(1)	1,500	77,263
		121,491
Energy-Alternate Sources — 0.3%
Areva SA(1)	21	10,313
Aventine Renewable Energy Holdings, Inc.†	5,968	3,879
Ballard Power Systems, Inc.†	6,600	7,458
Canadian Solar, Inc.†	800	5,168
China Sunergy Co., Ltd. ADR†	1,373	5,423
Covanta Holding Corp.†	1,800	39,528
EDF Energies Nouvelles SA(1)	1,330	47,065
EDP Renovaveis SA†(1)	4,024	28,180
Evergreen Energy, Inc.†	11,100	3,219
Fersa Energias Renovables SA(1)	5,290	16,539
First Solar, Inc.†	1,535	211,768
FuelCell Energy, Inc.†	6,215	24,114
GT Solar International, Inc.†	1,248	3,607
Gushan Environmental Energy, Ltd. ADR	6,500	11,960
Headwaters, Inc.†	5,629	37,996

Iberdrola Renovables†(1)	9,657	41,752
JA Solar Holdings Co., Ltd. ADR†	3,152	13,774
LDK Solar Co., Ltd. ADR†	907	11,900
Q-Cells AG†(1)	485	17,601
Renewable Energy Corp. AS†(1)	2,254	21,195
Solar Millennium AG†(1)	468	8,000
Solarfun Power Holdings Co., Ltd. ADR†	1,481	7,420
Solaria Energia y Medio Ambiente SA†(1)	1,708	4,632
Solarworld AG(1)	639	13,905
Theolia SA†(1)	1,980	8,453
Trina Solar, Ltd. ADR†	600	5,574
Verasun Energy Corp.†	5,181	285
Yinglo Green Energy Holding Co., Ltd. ADR†	8,448	51,533
		662,241
Engineering/R&D Services — 0.2%
Aecom Technology Corp.†	1,947	59,831
EMCOR Group, Inc.†	3,509	78,707
Fluor Corp.	3,185	142,911
Foster Wheeler, Ltd.†	5,014	117,227
Samsung Engineering Co. Ltd.(1)	3,991	141,926
		540,602
Engines-Internal Combustion — 0.1%
Cummins, Inc.	5,329	142,444
Enterprise Software/Service — 0.6%
Advent Software, Inc.†	938	18,732
BMC Software, Inc.†	21,861	588,280
Concur Technologies, Inc.†	1,773	58,190
JDA Software Group, Inc.†	3,625	47,596
MicroStrategy, Inc., Class A†	519	19,270
Oracle Corp.†	17,350	307,615
SAP AG(1)	2,811	100,744
Sybase, Inc.†	3,834	94,968
		1,235,395
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.	3,973	30,036
The9, Ltd. ADR	5,802	77,283
UBISOFT Entertainment†(1)	2,936	57,403
		164,722
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	2,501	60,399
Environmental Monitoring & Detection — 0.0%
Met-Pro Corp.	566	7,539
Filtration/Separation Products — 0.0%
CLARCOR, Inc.	575	19,078
Pall Corp.	855	24,308
		43,386
Finance-Consumer Loans — 0.0%
ASTA Funding, Inc.	5,499	14,957
World Acceptance Corp.†	2,065	40,805
		55,762
Finance-Credit Card — 0.0%
Advanta Corp., Class B	6,385	13,344
Credit Saison Co., Ltd.(1)	2,000	27,613
		40,957
Finance-Investment Banker/Broker — 0.2%
Greenhill & Co., Inc.	226	15,768
Interactive Brokers Group, Inc., Class A†	1,660	29,697
Investment Technology Group, Inc.†	6,283	142,750
Knight Capital Group, Inc., Class A†	3,144	50,776
Macquarie Group, Ltd.(1)	1,481	30,102
optionsXpress Holdings, Inc.	1,458	19,479
Penson Worldwide, Inc.†	1,349	10,279
SWS Group, Inc.	3,470	65,756
TradeStation Group, Inc.†	5,502	35,488
UBS AG†(1)	2,528	36,666
		436,761
Finance-Leasing Companies — 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)(11)	1,800	45,732
ORIX Corp.(1)	2,240	127,274
		173,006
Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	2,293	26,140
Fisheries — 0.3%
Toyo Suisan Kaisha, Ltd.(1)	22,000	632,342
Food-Baking — 0.0%
Aryzta AG†	1,857	59,861
Food-Catering — 0.0%
Compass Group PLC(1)	6,049	30,017
Sodexho Alliance SA(1)	764	42,280
		72,297
Food-Dairy Products — 0.1%
Dean Foods Co.†	9,685	174,039
Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	12,089	105,900
Food-Misc. — 0.7%
Cal-Maine Foods, Inc.	751	21,553
Campbell Soup Co.	3,200	96,032
Corn Products International, Inc.	4,901	141,394
Groupe Danone(1)	729	43,999
Kerry Group PLC, Class A(1)	14,568	269,398
Kraft Foods, Inc., Class A	9,785	262,727
Nestle SA(1)	12,914	508,974
Suedzucker AG(1)	11,470	175,254
SunOpta, Inc.†	4,600	7,222
		1,526,553
Food-Retail — 1.2%
Colruyt SA(1)	1,452	310,960
Koninklijke Ahold NV(1)	48,788	599,629
Safeway, Inc.	25,254	600,288
The Kroger Co.	18,667	492,995
Woolworths, Ltd.(1)	34,958	652,243
		2,656,115
Food-Wholesale/Distribution — 0.1%
Fresh Del Monte Produce, Inc.†	1,965	44,055

Nash Finch Co.	3,239	145,399
Spartan Stores, Inc.	4,555	105,904
		295,358
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	641	51,197
Steven Madden, Ltd.†	3,852	82,124
Wolverine World Wide, Inc.	3,774	79,405
		212,726
Forestry — 0.1%
Canfor Corp.†	2,731	16,522
Deltic Timber Corp.	309	14,137
Gunns LTD(1)	8,725	7,041
Plum Creek Timber Co., Inc.	933	32,412
Sino-Forest Corp.†	1,653	13,216
Sumitomo Forestry Co., Ltd.(1)	2,800	22,669
Timberwest Forest Corp.(22)	1,642	4,730
West Fraser Timber Co., Ltd.	577	14,863
Weyerhaeuser Co.	942	28,835
		154,425
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	2,460	41,033
Gambling (Non-Hotel) — 0.1%
OPAP SA(1)	8,042	231,355
Garden Products — 0.1%
Toro Co.	4,245	140,085
Gas-Distribution — 0.7%
Centrica PLC(1)	45,910	176,418
Energen Corp.	14,302	419,478
GDF Suez(1)	4,274	211,678
Sempra Energy	4,229	180,282
Toho Gas Co., Ltd.(1)	40,000	263,616
Tokyo Gas Co., Ltd.(1)	34,000	172,294
		1,423,766
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	1,420	72,889
Aurizon Mines, Ltd.†	21,305	69,028
Crystallex International Corp.†	11,800	2,006
Great Basin Gold, Ltd.†	13,888	17,777
Newmont Mining Corp.	2,600	105,820
Royal Gold, Inc.	798	39,269
Seabridge Gold, Inc.†	1,200	15,696
Yamana Gold, Inc.	6,400	49,408
		371,893
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	1,875	37,931
Clean Harbors, Inc.†	944	59,887
Energy Solutions, Inc.	616	3,481
		101,299
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	1,224	23,476
Human Resources — 0.1%
AMN Healthcare Services, Inc.†	2,753	23,290
Emergency Medical Services Corp., Class A†	1,304	47,740
Manpower, Inc.	2,293	77,939
Robert Half International, Inc.	8,010	166,768
		315,737
Import/Export — 0.2%
ITOCHU Corp.(1)	47,000	235,805
Marubeni Corp.(1)	23,000	87,663
		323,468
Independent Power Producers — 0.0%
Mirant Corp.†	1,202	22,682
Ormat Technologies, Inc.	534	17,018
		39,700
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	5,476	179,394
Industrial Gases — 0.0%
Linde AG(1)	344	29,110
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	1,410	35,208
Instruments-Scientific — 0.2%
FEI Co.†	11,134	209,987
Roth & Rau AG†(1)	364	7,821
Waters Corp.†	7,585	277,990
		495,798
Insurance-Life/Health — 0.3%
American Equity Investment Life Holding Co.	6,671	46,697
China Life Insurance Co., Ltd., Class H(1)	53,000	163,324
Conseco, Inc.†	13,413	69,479
FBL Financial Group, Inc., Class A	1,574	24,318
Old Mutual PLC(1)	184,476	147,383
Prudential PLC(1)	7,333	44,645
Sony Financial Holdings, Inc.(1)	13	49,923
		545,769
Insurance-Multi-line — 1.1%
ACE, Ltd.	2,345	124,097
Allianz SE(1)	1,903	204,112
American Financial Group, Inc.(16)	13,341	305,242
AXA SA(1)	7,339	163,621
Fairfax Financial Holdings, Ltd.	278	87,825
Fondiaria-Sai SpA(1)	6,980	126,319
ING Groep NV CVA(1)	17,503	182,962
Loews Corp.	2,789	78,789
Mapfre SA(1)	79,110	268,192
Zurich Financial Services AG(1)	3,600	781,472
		2,322,631
Insurance-Property/Casualty — 0.8%
Amerisafe, Inc.†	3,330	68,365
Arch Capital Group, Ltd.†	3,156	221,235
Chubb Corp.	8,528	434,928
Hallmark Financial Services, Inc.†	3,380	29,643
ING Canada, Inc.	1,681	51,935
Meadowbrook Insurance Group, Inc.	4,259	27,428

Navigators Group, Inc.†	731	40,139
PMA Capital Corp., Class A†	4,800	33,984
QBE Insurance Group, Ltd.(1)	3,085	56,078
Safety Insurance Group, Inc.	726	27,631
SeaBright Insurance Holdings, Inc.†	4,059	47,653
Selective Insurance Group, Inc.	1,218	27,929
The Travelers Cos., Inc.	5,124	231,605
Tokio Marine Holdings, Inc.(1)	3,900	114,279
W.R. Berkley Corp.	9,640	298,840
		1,711,672
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	2,379	57,691
Muenchener Rueckversicherungs-Gesellschaft AG(1)	237	37,244
Platinum Underwriters Holdings, Ltd.	1,552	55,996
SCOR SE(1)	3,390	77,937
Validus Holdings, Ltd.	1,873	48,998
		277,866
Internet Application Software — 0.0%
CyberSource Corp.†	2,274	27,265
eResearch Technology, Inc.†	5,184	34,370
		61,635
Internet Content-Entertainment — 0.1%
Shanda Interactive Entertainment, Ltd. ADR†	4,700	152,092
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	1,051	137,229
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	4,391	78,643
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	5,674	85,621
F5 Networks, Inc.†	4,187	95,715
TeleCommunication Systems, Inc., Class A†	5,604	48,138
		229,474
Internet Security — 0.2%
SonicWALL, Inc.†	12,470	49,631
Symantec Corp.†	25,420	343,678
		393,309
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	2,162	43,326
Intimate Apparel — 0.0%
The Warnaco Group, Inc.†	2,648	51,980
Investment Companies — 0.3%
Babcock & Brown Wind Partners (1)(22)	28,924	18,397
Eurazeo(1)	2,331	109,422
Harris & Harris Group, Inc.†	10,500	41,475
Investor AB, Class B(1)	33,649	506,366
Macquarie Infrastructure Group(1)	69,420	83,262
		758,922
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	10,779	251,797
BlackRock, Inc.	776	104,100
Invesco, Ltd.	10,815	156,069
Janus Capital Group, Inc.	16,162	129,781
		641,747
Machine Tools & Related Products — 0.0%
THK Co., Ltd.(1)	1,600	16,813
Machinery-Construction & Mining — 0.2%
Bucyrus International, Inc.	416	7,704
Caterpillar, Inc.	3,098	138,388
China National Materials Co., Ltd.†(1)	239,000	145,053
Joy Global, Inc.	7,753	177,466
		468,611
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	621	17,456
Machinery-Farming — 0.3%
AGCO Corp.†	8,729	205,917
Deere & Co.	9,098	348,635
Lindsay Corp.	562	17,866
		572,418
Machinery-General Industrial — 0.3%
Alstom(1)	996	58,817
Andritz AG(1)	3,249	83,044
Applied Industrial Technologies, Inc.	3,927	74,299
Chart Industries, Inc.†	5,279	56,116
Doosan Heavy Industries and Construction Co., Ltd.†(1)	920	47,133
Gardner Denver, Inc.†	1,988	46,400
GLV, Inc.†	1,795	11,269
MAN AG(1)	284	15,663
Organo Corp.(1)	1,000	6,489
Roper Industries, Inc.	888	38,548
Spirax-Sarco Engineering PLC(1)	2,044	26,783
The Manitowoc Co., Inc.	13,735	118,945
Toyota Industries Corp.(1)	1,900	40,708
Wabtec Corp.	2,006	79,738
		703,952
Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.†	2,347	32,037
Tanfield Group PLC†(1)	27,798	2,015
		34,052
Machinery-Pumps — 0.1%
Ebara Corp.(1)	14,000	32,360
Flowserve Corp.	2,423	124,785
Gorman-Rupp Co.	1,015	31,587
		188,732
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	2,800	10,612
Medical Information Systems — 0.0%
Eclipsys Corp.†	1,406	19,951
Medical Instruments — 0.4%
Boston Scientific Corp.†	34,918	270,265
Intuitive Surgical, Inc.†	1,803	228,963
Medtronic, Inc.	12,233	384,361

Techne Corp.	1,026	66,198
		949,787
Medical Labs & Testing Services — 0.0%
Genoptix, Inc.†	1,337	45,565
Medical Laser Systems — 0.0%
Cutera, Inc.†	5,500	48,785
Medical Products — 1.4%
Aspen Pharmacare Holdings, Ltd.†(1)	23,851	87,080
Baxter International, Inc.	4,392	235,367
Becton Dickinson & Co.	7,329	501,230
Cantel Medical Corp.†	1,616	23,707
China Medical Technologies, Inc. ADR	7,644	154,868
Covidien, Ltd.	6,680	242,083
Haemonetics Corp.†	712	40,228
Johnson & Johnson(16)	19,387	1,159,924
Luminex Corp.†	3,259	69,612
Terumo Corp.(1)	3,600	168,592
Varian Medical Systems, Inc.†	8,520	298,541
Zoll Medical Corp.†	1,151	21,742
		3,002,974
Medical Sterilization Products — 0.0%
STERIS Corp.	2,484	59,343
Medical-Biomedical/Gene — 0.8%
Alnylam Pharmaceuticals, Inc.†	1,873	46,319
American Oriental Bioengineering, Inc.†	9,383	63,711
Amgen, Inc.†	12,430	717,833
Bio-Rad Laboratories, Inc., Class A†	474	35,697
CSL, Ltd.(1)(11)	2,975	70,250
Cubist Pharmaceuticals, Inc.†	2,103	50,809
Emergent Biosolutions, Inc.†	3,084	80,523
Enzon Pharmaceuticals, Inc.†	4,041	23,559
Idera Pharmaceuticals, Inc.†	2,411	18,516
Life Technologies Corp.†	5,538	129,091
Martek Biosciences Corp.	4,696	142,336
Maxygen, Inc.†	3,630	32,380
Millipore Corp.†	430	22,154
Myriad Genetics, Inc.†	1,157	76,663
OSI Pharmaceuticals, Inc.†	1,067	41,666
RTI Biologics, Inc.†	6,840	18,878
The Medicines Co.†	1,417	20,872
United Therapeutics Corp.†	695	43,472
		1,634,729
Medical-Drugs — 3.8%
Astellas Pharma, Inc.(1)	5,600	227,872
AstraZeneca PLC(1)	24,771	1,003,687
Bristol-Myers Squibb Co.	13,122	305,087
Cephalon, Inc.†	3,146	242,368
Eli Lilly & Co.	8,825	355,383
Forest Laboratories, Inc.†	9,046	230,402
GlaxoSmithKline PLC(1)	33,958	630,410
Hisamitsu Pharmaceutical Co., Inc.(1)	500	20,413
King Pharmaceuticals, Inc.†	18,240	193,709
Merck & Co., Inc.	40,281	1,224,542
Novartis AG(1)	16,581	830,783
Ono Pharmaceutical Co., Ltd.(1)	1,600	83,194
Pain Therapeutics, Inc.†	4,932	29,197
Pfizer, Inc.(16)	41,258	730,679
Roche Holding AG(1)	2,316	356,510
Sanofi-Aventis(1)	692	43,952
Santarus, Inc.†	12,848	20,171
Santen Pharmaceutical Co., Ltd.(1)	1,500	45,175
Schering-Plough Corp.	11,457	195,113
Taisho Pharmaceutical Co., Ltd.(1)	10,000	212,454
Takeda Pharmaceutical Co., Ltd.(1)	4,300	223,051
UCB SA(1)	2,389	77,818
Valeant Pharmaceuticals International†	4,134	94,669
ViroPharma, Inc.†	5,259	68,472
Wyeth	20,518	769,630
		8,214,741
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	19,739	195,219
Teva Pharmaceutical Industries, Ltd. ADR	5,953	253,419
		448,638
Medical-HMO — 0.4%
Aetna, Inc.	6,705	191,092
AMERIGROUP Corp.†	1,383	40,826
Centene Corp.†	1,493	29,427
CIGNA Corp.	9,683	163,159
Coventry Health Care, Inc.†	10,440	155,347
Magellan Health Services, Inc.†	1,405	55,020
WellPoint, Inc.†	6,635	279,533
		914,404
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,800	74,412
Medical-Wholesale Drug Distribution — 0.1%
Suzuken Co., Ltd.(1)	3,600	108,473
Metal Processors & Fabrication — 0.0%
NSK, Ltd.(1)	9,000	33,795
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,175	26,461
Metal-Copper — 0.2%
New Gold, Inc.†	9,852	14,126
Southern Copper Corp.	23,100	370,986
		385,112
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	8,833	215,879
Hecla Mining Co.†	8,430	23,604
		239,483
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	9,108	233,256
Mining — 0.5%
AngloGold Ashanti, Ltd. ADR	1,265	35,053
Antofagasta PLC(1)	49,640	306,610
Barrick Gold Corp.	3,600	132,372
Compania de Minas Buenaventura SA ADR	2,734	54,461
Eldorado Gold Corp.†	8,300	65,985
Gold Fields, Ltd. ADR	6,600	65,538
Goldcorp, Inc.	3,530	111,301
Golden Star Resources, Ltd.†	12,200	12,200

Harmony Gold Mining Co Ltd ADR†	2,907	31,890
IAMGOLD Corp.	8,700	53,157
Kinross Gold Corp.	5,048	92,984
Northgate Minerals Corp.†	12,800	10,624
Randgold Resources, Ltd. ADR	1,445	63,464
Silver Wheaton Corp.†	11,759	76,316
Zhaojin Mining Industry Co., Ltd.(1)	42,000	32,742
		1,144,697
Miscellaneous Manufacturing — 0.1%
Glory, Ltd.(1)	8,900	174,073
John Bean Technologies Corp.	1,291	10,547
		184,620
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc., Class A†	1,253	31,651
Lions Gate Entertainment Corp.†	5,280	29,040
		60,691
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	5,287	42,137
Multimedia — 0.7%
FactSet Research Systems, Inc.	754	33,357
The Walt Disney Co.	9,545	216,576
Time Warner, Inc.(16)	53,659	539,809
Vivendi SA(1)	19,958	649,786
WPP PLC(1)	11,606	67,654
		1,507,182
Music — 0.0%
Steinway Musical Instruments, Inc.†	1,345	23,551
Networking Products — 0.8%
3Com Corp.†	8,840	20,155
Anixter International, Inc.†	1,535	46,234
Black Box Corp.	1,343	35,079
Cisco Systems, Inc.†(16)	56,317	917,967
Juniper Networks, Inc.†	3,094	54,176
NTT Data Corp.(1)	165	662,340
		1,735,951
Non-Ferrous Metals — 0.1%
Barrick Gold Corp.	1,664	60,265
Cameco Corp.	1,300	22,425
Denison Mines Corp.†	3,000	3,548
Energy Resources of Australia, Ltd.(1)	1,117	14,916
UEX Corp.†	4,300	2,299
Uranium One, Inc.†	6,000	8,700
USEC, Inc.†	3,200	14,368
		126,521
Office Automation & Equipment — 0.3%
Canon, Inc.(1)	9,900	310,776
Oce NV(1)	9,053	39,729
Pitney Bowes, Inc.	6,932	176,627
Seiko Epson Corp.(1)	1,900	30,265
		557,397
Office Furnishings-Original — 0.1%
Knoll, Inc.	3,840	34,637
Steelcase, Inc., Class A	19,500	109,590
		144,227
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	5,420	153,874
Noble Corp.	4,051	89,486
Patterson-UTI Energy, Inc.	6,685	76,944
Unit Corp.†	4,051	108,243
		428,547
Oil Companies-Exploration & Production — 0.7%
Bronco Energy, Ltd.†	1,487	1,530
Callon Petroleum Co.†	2,380	6,188
Canadian Oil Sands Trust	1,143	19,536
CNOOC, Ltd.(1)	70,000	66,520
Comstock Resources, Inc.†	1,254	59,251
Connacher Oil and Gas, Ltd.†	4,742	2,842
Devon Energy Corp.	1,117	73,398
Energy XXI Bermuda, Ltd.	11,664	9,215
Inpex Holdings, Inc.(1)	5	39,503
Mariner Energy, Inc.†	3,266	33,313
McMoRan Exploration Co.†	1,900	18,620
Nexen, Inc.	3,217	55,897
OAO Gazprom(1)	45,426	168,169
Occidental Petroleum Corp.	7,789	467,262
Oilsands Quest, Inc.†	4,066	2,968
OPTI Canada, Inc.†	1,640	2,403
Questar Corp.	11,526	376,785
Rosetta Resources, Inc.†	2,983	21,120
Stone Energy Corp.†	1,632	17,985
Swift Energy Co.†	1,377	23,147
UTS Energy Corp.†	5,785	3,749
Vaalco Energy, Inc.†	5,026	37,393
W&T Offshore, Inc.	1,280	18,330
		1,525,124
Oil Companies-Integrated — 5.3%
BG Group PLC(1)	10,894	151,250
BP PLC(1)	79,732	610,929
Chevron Corp.(16)	26,343	1,948,592
China Petroleum & Chemical Corp., Class H(1)	467,000	287,697
ConocoPhillips	14,640	758,352
ENI SpA(1)	25,143	595,786
Exxon Mobil Corp.(16)	48,893	3,903,128
Hess Corp.	1,967	105,510
LUKOIL(1)	5,097	165,035
Marathon Oil Corp.	28,015	766,490
Petroleo Brasileiro SA ADR	6,693	163,912
Repsol YPF SA(1)	4,778	101,765
Royal Dutch Shell PLC, Class A(1)	8,034	210,011
Royal Dutch Shell PLC, Class B(1)	30,368	764,288
Sasol, Ltd. ADR	1,100	33,363
StatoilHydro ASA(1)	39,107	644,103
Suncor Energy, Inc.	1,242	24,219
Total SA(1)	3,501	190,866
		11,425,296
Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc.†	2,009	16,373
Dresser-Rand Group, Inc.†	13,247	228,511
		244,884

Oil Refining & Marketing — 0.4%
CVR Energy, Inc.†	3,990	15,960
Sunoco, Inc.	8,769	381,100
Tesoro Corp.	17,282	227,604
Valero Energy Corp.	7,570	163,815
		788,479
Oil-Field Services — 0.1%
Basic Energy Services, Inc.†	3,990	52,029
Core Laboratories NV	721	43,159
Halliburton Co.	1,794	32,615
Key Energy Services, Inc.†	5,070	22,359
Oil States International, Inc.†	953	17,811
Petroleum Geo-Services ASA†(1)	3,350	13,673
Trico Marine Services, Inc.†	1,957	8,748
Willbros Group, Inc.†	2,127	18,016
		208,410
Paper & Related Products — 0.2%
Aracruz Celulose SA ADR	588	6,633
Buckeye Technologies, Inc.†	5,322	19,372
Clearwater Paper Corp.†	158	1,326
Grupo Empresarial Ence, SA(1)	2,673	9,423
Hokuetsu Paper Mills, Ltd.(1)	4,000	24,471
Holmen AB(1)	830	20,521
International Paper Co.	1,991	23,494
MeadWestvaco Corp.	1,415	15,834
OJI Paper Co., Ltd.(1)	7,000	41,151
Portucel-Empresa Produtora de Pasta e Papel SA(1)	9,545	20,635
Potlatch Corp.	554	14,410
Rayonier, Inc.	746	23,387
Sappi, Ltd. ADR	2,375	9,286
Smurfit-Stone Container Corp.†	5,675	1,447
Stora Enso Oyj, Class R(1)	3,562	27,806
Svenska Cellulosa AB, Class B(1)	2,600	22,234
UPM-Kymmene Oyj(1)	2,149	27,248
Votorantim Celulose e Papel SA ADR†	1,414	11,213
Wausau Paper Corp.	1,967	22,502
		342,393
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,638	145,037
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp.†	2,442	26,764
Pollution Control — 0.0%
Fuel Tech, Inc.†	3,500	37,065
Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	19,700	16,548
China High Speed Transmission Equipment Group Co., Ltd.(1)	23,000	28,069
Conergy AG†(1)	893	1,259
Energy Conversion Devices, Inc.†	492	12,403
Evergreen Solar, Inc.†	2,900	9,251
Gamesa Corp. Tecnologica SA(1)	1,629	29,548
Solon AG Fuer Solartechnik†(1)	307	6,331
Sunpower Corp., Class A†	601	22,237
Suntech Power Holdings Co., Ltd. ADR†	1,000	11,700
Vestas Wind Systems A/S†(1)	838	49,805
		187,151
Precious Metals — 0.0%
Coeur d’Alene Mines Corp.†	16,700	14,696
Gammon Gold, Inc.†	4,976	27,219
Minefinders Corp., Ltd.†	2,200	11,330
		53,245
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	1,330	30,111
De La Rue PLC(1)	3,140	41,079
Nissha Printing Co., Ltd.(1)	1,200	47,741
		118,931
Protection/Safety — 0.1%
Landauer, Inc.	1,589	116,474
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	2,079	73,971
Reed Elsevier PLC(1)	8,404	61,255
		135,226
Publishing-Newspapers — 0.0%
Daily Mail & General Trust(1)	10,577	41,275
Real Estate Investment Trusts — 0.5%
Agree Reality Corp.	1,499	27,177
Arbor Realty Trust, Inc.	2,649	7,815
Corio NV(1)	3,620	165,981
Entertainment Properties Trust	1,311	39,068
Home Properties, Inc.	605	24,563
Inland Real Estate Corp.	2,792	36,240
Lexington Corporate Properties Trust	4,103	20,515
LTC Properties, Inc.	3,092	62,706
National Health Investors, Inc.	2,109	57,850
Nationwide Health Properties, Inc.	2,812	80,761
NorthStar Realty Finance Corp.	4,874	19,057
Omega Healthcare Investors, Inc.	3,518	56,182
PS Business Parks, Inc.	2,058	91,910
Ramco-Gershenson Properties Trust	2,045	12,638
Simon Property Group, Inc.	2,150	114,230
The Link REIT(1)	31,000	51,531
Universal Health Realty Income Trust	1,455	47,884
Urstadt Biddle Properties, Inc., Class A	3,326	52,983
Ventas, Inc.	3,639	122,161
		1,091,252
Real Estate Management/Services — 0.0%
Daito Trust Construction Co., Ltd.(1)	1,300	68,070
Mitsubishi Estate Co., Ltd.(1)	1,000	16,491
Unibail-Rodamco(1)	84	12,511
		97,072
Real Estate Operations & Development — 0.1%
Huaku Development Co., Ltd.(1)	64,050	68,914
Wheelock & Co., Ltd.(1)	20,000	44,305
		113,219
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	2,607	46,014
Research & Development — 0.0%
Albany Molecular Research, Inc.†	1,696	16,519

Silex Systems, Ltd.†(1)	2,478	5,080
		21,599
Retail-Apparel/Shoe — 0.4%
Aeropostale, Inc.†	1,762	28,368
Buckle, Inc.	3,732	81,432
Charlotte Russe Holding, Inc.†	2,548	16,537
Dress Barn, Inc.†	3,415	36,677
Foot Locker, Inc.	12,998	95,405
Genesco, Inc.†	2,022	34,212
Gymboree Corp.†	1,726	45,031
Jos. A. Bank Clothiers, Inc.†	1,204	31,485
Next PLC(1)	14,018	219,468
Phillips-Van Heusen Corp.	2,739	55,136
Urban Outfitters, Inc.†	10,465	156,766
		800,517
Retail-Consumer Electronics — 0.1%
RadioShack Corp.	9,010	107,579
Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	1,420	32,334
FamilyMart Co., Ltd.(1)	1,700	73,851
Lawson, Inc.(1)	1,100	63,439
		169,624
Retail-Discount — 0.7%
BJ’s Wholesale Club, Inc.†	6,800	232,968
Dollar Tree, Inc.†	5,796	242,273
Wal-Mart Stores, Inc.	17,925	1,004,875
		1,480,116
Retail-Gardening Products — 0.0%
Tractor Supply Co.†	550	19,877
Retail-Major Department Stores — 0.1%
Home Retail Group PLC(1)	9,203	28,228
Hyundai Department Store Co., Ltd.†(1)	1,454	71,956
TJX Cos., Inc.	5,901	121,384
		221,568
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,343	36,731
Ezcorp, Inc., Class A†	7,523	114,425
		151,156
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	2,855	50,334
Retail-Restaurants — 0.6%
AFC Enterprises, Inc.†	4,764	22,343
Brinker International, Inc.	2,490	26,245
CEC Entertainment, Inc.†	1,220	29,585
Domino’s Pizza, Inc.†	2,650	12,482
Einstein Noah Restaurant Group, Inc.†	2,543	14,622
McDonald’s Corp.	14,269	887,389
Yum! Brands, Inc.	13,121	413,311
		1,405,977
Rubber-Tires — 0.2%
Bridgestone Corp.(1)	26,000	390,489
Rubber/Plastic Products — 0.0%
Ansell, Ltd.(1)	10,328	91,103
Savings & Loans/Thrifts — 0.0%
WSFS Financial Corp.	769	36,904
Schools — 0.2%
DeVry, Inc.	1,349	77,446
ITT Educational Services, Inc.†	4,220	400,816
New Oriental Education & Technology Group, Inc. ADR†	611	33,550
		511,812
Sector Fund - Technology — 0.0%
Uranium Participation Corp.†	1,900	11,020
Seismic Data Collection — 0.2%
Cie Generale de Geophysique-Veritas†(1)	20,352	303,899
ION Geophysical Corp.†	7,012	24,051
		327,950
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	7,380	23,099
Greatek Electronics, Inc.(1)	114,220	66,360
Integrated Device Technology, Inc.†	4,842	27,164
Micrel, Inc.	6,179	45,169
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	122,377	167,501
		329,293
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	12,248	124,072
ASML Holding NV(1)	1,922	34,298
FormFactor, Inc.†	1,445	21,097
Veeco Instruments, Inc.†	12,793	81,108
		260,575
Silver Mining — 0.0%
Apex Silver Mines, Ltd.†	1,800	1,764
Pan American Silver Corp.†	1,800	30,726
Silver Standard Resources, Inc.†	1,958	31,211
		63,701
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	3,771	140,486
Software Tools — 0.1%
VMware, Inc. Class A†	10,464	247,892
Specified Purpose Acquisitions — 0.1%
Compagnie Nationale a Portefeuille(1)	2,733	132,894
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	5,122	43,025
Northwest Pipe Co.†	590	25,140
Vallourec SA(1)	258	29,344
Valmont Industries, Inc.	568	34,852
		132,361
Steel-Producers — 0.7%
AK Steel Holding Corp.	2,380	22,181
ArcelorMittal (AMSTERDAM)(1)	646	15,606
ArcelorMittal (PARIS)(1)	31,227	752,671
BlueScope Steel, Ltd.(1)	54,889	134,809
JFE Holdings, Inc.(1)	2,600	68,770
Olympic Steel, Inc.	2,116	43,103

POSCO(1)	377	111,364
Salzgitter AG(1)	654	51,655
Schnitzer Steel Industries, Inc., Class A	1,752	65,963
Voestalpine AG(1)	11,176	239,627
		1,505,749
Sugar — 0.0%
Cosan, Ltd. Class A†	11,000	38,060
Telecom Services — 0.2%
Chunghwa Telecom Co., Ltd.(1)	76,000	121,268
Embarq Corp.	3,282	118,021
Globe Telecom, Inc.(1)	5,630	91,470
NTELOS Holdings Corp.	1,660	40,936
Premiere Global Services, Inc.†	4,226	36,386
Telekomunikasi Indonesia Tbk PT(1)	67,500	43,903
Telekomunikasi Indonesia Tbk PT ADR	2,049	51,368
		503,352
Telecommunication Equipment — 0.1%
Arris Group, Inc.†	13,158	104,606
CommScope, Inc.†	2,242	34,841
Comtech Telecommunications Corp.†	1,288	59,016
Nice Systems, Ltd. ADR†	1,792	40,266
Plantronics, Inc.	1,610	21,252
		259,981
Telephone-Integrated — 2.9%
AT&T, Inc.(16)	45,688	1,302,108
Atlantic Tele-Network, Inc.	1,771	47,020
Belgacom SA(1)	1,929	73,580
Cincinnati Bell, Inc.†	15,990	30,861
Empresa Nacional de Telecomunicaciones SA(1)	8,179	89,349
France Telecom SA(1)	34,171	955,803
KDDI Corp.(1)	141	1,004,257
Koninklijke KPN NV(1)	6,244	90,543
Nippon Telegraph and Telephone Corp.(2)	16,400	846,685
Swisscom AG(1)	149	48,102
Telecomunicacoes de Sao Paulo SA ADR	3,072	59,627
Telefonica SA(1)	10,663	239,016
Telekom Austria AG(1)	2,238	32,348
Telephone and Data Systems, Inc.	1,979	62,833
Verizon Communications, Inc.	40,751	1,381,459
		6,263,591
Television — 0.1%
CTC Media, Inc.†	6,512	31,257
Mediaset SpA(1)	45,734	261,177
		292,434
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	2,307	14,626
Therapeutics — 0.1%
CV Therapeutics, Inc.†	4,108	37,835
NPS Pharmaceuticals, Inc.†	3,829	23,778
Onyx Pharmaceuticals, Inc.†	733	25,039
Questcor Pharmaceuticals, Inc.†	5,746	53,495
		140,147
Tobacco — 0.6%
Altria Group, Inc.(16)	14,724	221,743
British American Tobacco PLC(1)	4,037	104,895
Japan Tobacco, Inc.(1)	18	59,605
KT&G Corp.(1)	773	48,335
Philip Morris International, Inc.	16,402	713,651
Reynolds American, Inc.	1,497	60,344
Swedish Match AB(1)	12,622	180,685
		1,389,258
Toys — 0.3%
Hasbro, Inc.	7,623	222,363
JAKKS Pacific, Inc.†	2,094	43,199
Marvel Entertainment, Inc.†	2,056	63,222
Mattel, Inc.	12,930	206,880
Nintendo Co., Ltd.(1)	200	76,839
		612,503
Transport-Marine — 0.3%
Kirby Corp.†	1,528	41,806
Knightsbridge Tankers, Ltd.	1,735	25,418
Tidewater, Inc.(16)	14,615	588,546
		655,770
Transport-Rail — 0.5%
Central Japan Railway Co.(1)	58	501,287
CSX Corp.	5,318	172,675
East Japan Railway Co.(2)	700	53,205
Norfolk Southern Corp.	5,680	267,244
		994,411
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.(1)	173,000	175,126
National Express Group PLC(1)	6,404	45,685
Pacer International, Inc.	3,092	32,250
Ryder System, Inc.	6,017	233,339
		486,400
Travel Services — 0.1%
Thomas Cook Group PLC(1)	92,633	237,198
TUI Travel PLC(1)	23,277	78,687
		315,885
Venture Capital — 0.1%
3i Group PLC(1)	40,787	160,683
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	7,846	170,101
NBTY, Inc.†	6,956	108,862
		278,963
Water — 0.1%
American States Water Co.	543	17,908
Aqua America, Inc.	1,558	32,079
California Water Service Group	511	23,726
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,121	27,139
Consolidated Water Co., Inc.	573	7,163
PICO Holdings, Inc.†	1,326	35,245
Severn Trent PLC(1)	1,840	31,861

SJW Corp.	606	18,144
Southwest Water Co.	1,263	4,067
Veolia Environnement(1)	1,878	58,941
		256,273
Water Treatment Systems — 0.1%
Bio-Treat Technology, Ltd.†(1)	86,000	3,024
Energy Recovery, Inc.†	3,000	22,740
Epure International, Ltd.(1)	9,000	1,545
Hyflux, Ltd.(1)	9,000	11,275
Kurita Water Industries, Ltd.(1)	3,000	80,818
Nalco Holding Co.	1,690	19,503
		138,905
Web Portals/ISP — 0.3%
Google, Inc., Class A†	828	254,734
Sohu.com, Inc.†	4,285	202,852
United Online, Inc.	2,815	17,087
Yahoo!, Inc.†	8,951	109,202
		583,875
Wire & Cable Products — 0.2%
General Cable Corp.†	1,827	32,320
Insteel Industries, Inc.	1,070	12,080
Prysmian SpA(1)	25,468	400,003
		444,403
Wireless Equipment — 0.3%
Airvana Inc†	3,990	24,419
Comba Telecom Systems Holdings, Ltd.(1)	506,000	99,442
InterDigital, Inc.†	1,624	44,660
Nokia Oyj(1)	12,254	189,973
Novatel Wireless, Inc.†	2,614	12,129
QUALCOMM, Inc.	5,256	188,322
		558,945
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	3,522	26,274
Total Common Stock
(cost $188,754,430)		139,616,410
PREFERRED STOCK — 0.3%
Brewery — 0.1%
Companhia de Bebidas das Americas ADR	2,764	122,473
Diversified Minerals — 0.1%
Companhia Vale do Rio Doce ADR	10,788	114,892
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.
7.25%†(10)	26	13
Oil Companies-Integrated — 0.1%
Petroleo Brasileiro SA ADR	11,215	228,898
Steel-Producers — 0.0%
Usinas Siderurgicas de Minas Gerais SA, Class A(1)	8,275	96,607
Total Preferred Stock
(cost $806,321)		562,883
ASSET BACKED SECURITIES — 2.8%
Diversified Financial Services — 2.8%
Adjustable Rate Mtg. Trust, Series 2004-5, Class 3A1 4.95% due 04/25/35(2)(5)(6)	34,938	20,613
Advanta Business Card Master Trust, Series 2004-C1, Class C 1.56% due 09/20/13(2)(3)	65,000	26,419
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(2)(11)	2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 7.17% due 02/14/43(4)(5)	50,000	30,160
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.08% due 07/10/45*(4)(5)(7)	2,461,197	9,427
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(2)(4)(5)(7)	5,201,189	8,901
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.20% due 11/10/41*(4)(5)(7)	1,541,809	11,138
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A2 5.16% due 09/10/47(4)	67,000	60,038
Banc of America Commercial Mtg., Inc.,
Series 2006-4, Class A4
5.63% due 07/10/46(4)	140,000	111,972
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(2)(4)	29,000	22,043
Banc of America Funding Corp., Series 2006-D, Class 6A1 5.98% due 05/20/36(2)(5)(6)	3,055	1,436
Banc of America Large Loan, Series 2005-MIB1, Class K 3.19% due 03/15/22*(3)(4)(11)	93,000	39,872
Banc of America Mtg. Securities, Inc., Series 2004-D, Class 2AI0 0.15% due 05/25/34(5)(6)(7)	292,471	75
Banc of America Mtg. Securities, Inc., Series 2005-E, Class 2I0 0.30% due 06/25/35(2)(6)(7)	855,268	2,372
Banc of America Mtg. Securities, Inc., Series 2003-F, Class 2A1 4.67% due 07/25/33(2)(5)(6)	4,374	3,171
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	45,387
Bayview Commercial Asset Trust, Series 2005-1A, Class A1 0.77% due 04/25/35*(2)(3)(4)	23,795	18,084
Bayview Commercial Asset Trust, Series 2005-1A, Class I0 1.60% due 04/25/35*(2)(4)(7)	133,290	4,625
Bayview Commercial Asset Trust, Series 2005-3A, Class I0 1.60% due 11/25/35*(2)(4)(7)	408,370	24,502
Bayview Commercial Asset Trust, Series 2004-3, Class I0 2.15% due 01/25/35*(2)(4)(5)(7)	92,126	3,022
Bayview Financial Acquisition Trust, Series 2004-D, Class A 0.86% due 08/28/44(3)	30,305	26,751
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 1.07% due 12/25/39*(2)(3)	36,072	22,004

Bayview Financial Asset Trust, Series 2003-SSRA, Class A 1.17% due 10/25/38*(2)(3)	20,585	14,410
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 5.86% due 09/25/34(5)(6)	3,581	2,056
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1 5.89% due 11/25/36(5)(6)	31,032	14,705
Bear Stearns Alt-A Trust, Series 2006-5, Class 2A2 6.25% due 08/25/36(2)(6)	61,821	21,637
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 0.92% due 09/25/35(3)	21,947	18,303
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 1.06% due 06/25/43(3)	33,100	27,061
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class X1 0.06% due 12/11/40(4)(7)	6,388,267	14,678
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(2)(4)	32,000	26,277
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(2)(4)	32,000	26,460
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(4)	15,982	15,904
Citigroup Mtg. Loan Trust, Inc., Series 2007-6, Class 2A5 6.18% due 05/25/37(3)(6)(7)	108,308	8,295
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.06% due 12/11/49*(4)(5)(7)	1,523,617	6,664
CNL Funding, Series 1999-1, Class A2 7.64% due 06/18/14*(2)(4)	94,674	74,035
Commercial Mtg. Acceptance Corp., Series 2005-C6, Class XC 0.09% due 06/10/44*(7)	3,649,577	12,584
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(4)(11)	688,000	509,862
Commercial Mtg. Pass Through Certs., Series 2006-C8, Class XS 0.08% due 12/10/46*(7)	2,189,991	12,908
Commercial Mtg. Pass Through Certs., Series 2005-LP5, Class XC 0.10% due 05/10/43*(4)(5)(7)	1,731,347	8,941
Commercial Mtg. Pass Through Certs., Series 2001-J2A, Class A2F 1.54% due 07/16/34*(3)(4)	46,000	37,845
Commercial Mtg. Pass Through Certs., Series 2004-LB3A, Class A5 5.27% due 07/10/37(2)(4)(5)	52,000	43,909
Commercial Mtg. Pass Through Certs., Series 2006-CN2A, Class H 5.57% due 02/05/19*(2)(4)(5)(11)	19,000	8,090
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 3.48% due 12/01/33(3)	118,000	35,711
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	13,770	11,091

Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 06/01/31	154,234	96,128
Conseco Finance Securitizations Corp., Series 2001-1, Class A5 6.99% due 07/01/32	237,467	137,321
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	7,769	4,773
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	40,935	28,176
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/01/33	4,000	1,732
Conseco Finance Securitizations Corp., Series 2000-5, Class A6 7.96% due 02/01/32(2)	23,243	12,784
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32(2)	56,990	29,065
Conseco Finance Securitizations Corp., Series 2002-2, Class AI0 8.50% due 03/01/33(2)(7)	91,886	8,734
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 0.00% due 07/20/35(2)(5)(6)(7)	510,921	6,307
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2 6.00% due 02/25/37(6)	26,038	13,263
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A5 7.13% due 03/25/34(3)(6)(7)	24,204	1,630
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 0.86% due 11/25/34(3)	3,848	2,730
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2, Class 2X 0.00% due 03/25/35(2)(6)(7)	229,251	3,134
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 0.00% due 05/25/35(2)(6)(7)	219,109	3,090
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(6)	44,394	42,322
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.07% due 02/15/40*(2)(4)(5)(7)	871,449	3,461
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.11% due 09/15/39*(4)(5)(7)	497,744	3,986
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.12% due 12/15/39(4)(5)(7)	1,403,078	11,584
Credit Suisse Mtg. Capital Certs., Series 2007-C4, Class A2 5.81% due 08/15/12(4)(5)	14,000	10,056
Crown Castle Towers LLC, Series 2005-A1, Class D 5.61% due 06/15/35*(2)(4)(11)	84,000	58,800
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.52% due 05/15/38*(4)(5)(7)	1,166,062	40,494
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.78% due 12/18/35*(4)(5)(7)	1,742,610	17,541
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 1.89% due 11/15/19*(2)(3)(4)	50,000	32,500
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Classs J 2.10% due 09/15/20*(2)(3)(4)	20,440	11,242
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 2.14% due 11/15/19*(2)(3)(4)	50,000	27,500
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(2)(11)	8,553	0
CS First Boston Mtg. Securities Corp.,
Series 2004-C2, Class A2
5.42% due 05/15/36(2)(4)	50,000	34,540
CS First Boston Mtg. Securities Corp.
Series 1998-C2, Class F
6.75% due 11/15/30*(2)(4)(11)	44,000	42,635
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(4)	66,840	66,900
FFCA Secured Lending Corp., Series 2000-1, Class A2 7.77% due 09/18/27*(2)(4)(11)(12)	64,164	12,833
First Horizon Alternative Mtg. Securities, Series 2005-AA10, Class 2A1 5.74% due 12/25/35(5)(6)	23,548	12,343
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.06% due 07/10/45*(4)(5)(7)	11,472,895	31,369
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.08% due 11/10/45*(7)	8,854,971	30,288
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 0.16% due 05/10/43(4)(7)	3,111,139	23,483
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.36% due 07/15/29(4)(5)(7)	315,619	13,609
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(2)(4)	25,000	21,279
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 7.90% due 08/15/36(4)(5)	34,000	34,044
Granite Mtgs. PLC, Series 2003-3, Class 1C 5.95% due 01/20/44(2)(3)(6)	19,351	19,225
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25(2)	5,000	3,812
Green Tree Financial Corp., Series 199-3, Class A7 6.74% due 02/01/31	9,744	7,646
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 09/15/16	12,092	10,175
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 04/01/30	2,085	1,374
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	18,801	15,956
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	11,590
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	5,426
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	19,467	16,039
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	35,972	28,321
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30(2)	150,275	87,702
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28(2)	60,885	51,528
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	39,504	26,258

Greenpoint Mtg. Funding Trust, Series 2005-AR1, Class X1 0.00% due 06/25/45(2)(6)(7)	149,819	3,465
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.07% due 04/10/37*(4)(5)(7)	5,500,612	12,272
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 01/10/12(4)	26,000	21,667
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.91% due 01/05/36(2)(4)	26,000	21,721
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/39(4)	109,000	76,183
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74% due 08/10/17(2)(4)	175,000	130,317
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.21% due 07/10/39*(4)(5)(7)	3,043,014	30,674
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.23% due 01/10/40*(4)(5)(7)	1,019,189	15,398
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.50% due 10/10/28*(4)(5)(7)	960,282	4,278
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(6)	25,952	24,997
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(6)	32,100	28,334
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(6)	24,060	23,427
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(6)	40,036	35,709
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(6)	11,730	10,637
HSBC Asset Loan Obligation, Series 2007-AR1, Class 2A1 6.13% due 01/25/37(5)(6)	66,224	34,305
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 4.68% due 09/10/22*(2)(3)(4)(11)	72,000	34,473
Indymac Index Mtg. Loan Trust, Series 2005-AR31, Class 3A1 5.60% due 01/25/36(5)(6)	79,760	40,395
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class X1 0.07% due 12/15/44*(4)(5)(7)	10,407,016	25,242
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.08% due 08/15/42*(4)(5)(7)	3,953,860	16,425
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.11% due 09/12/37*(4)(5)(7)	2,167,713	10,755
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.46% due 05/15/47(4)(5)(7)	1,247,917	20,214
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(4)	10,000	5,850
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(2)(4)	32,000	23,015
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 01/15/49(4)	623,000	440,441
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(4)	191,000	147,467
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LD12, Class AM 6.06% due 08/15/17(4)(5)	20,000	9,392
J.P. Morgan Commercial Mtg. Finance Corp.,
Series 2000-C9, Class G
6.25% due 10/15/32*(4)(11)	25,000	24,055
J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(2)(4)	27,000	16,990
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(4)	90,000	72,357
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.05% due 02/15/41*(4)(5)(7)	5,203,465	29,991
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.14% due 09/15/40*(4)(5)(7)	2,498,361	18,717
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.14% due 11/15/40*(4)(5)(7)	4,968,773	23,343
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.17% due 04/15/40*(4)(5)(7)	4,528,773	27,359
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.21% due 07/15/40*(4)(5)(7)	1,387,890	16,093
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.25% due 04/15/37*(4)(5)(7)	104,362	1,454
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(4)	22,000	18,566
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(4)	35,000	27,986
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	822
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 2.00% due 07/15/18*(2)(3)(4)(11)	19,000	14,250
Lehman Mtg. Trust, Series 2007-4, Class 2A2 6.20% due 04/25/37(2)(3)(6)(7)	120,002	7,135

Lehman Mtg. Trust, Series 2006-5, class 2A2 6.68% due 09/25/36(2)(3)(6)(7)	119,160	8,788
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37(2)	50,972	21,408
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 1.21% due 12/20/24*(3)(11)(12)	10,564	9,525
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(2)(6)(7)	149,387	373
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 0.38% due 04/25/34(5)(6)(7)	53,207	235
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 5.64% due 08/25/34(5)(6)	8,434	4,633
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(6)	34,622	33,445
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(6)	37,444	37,268
Merit Securities Corp., Series 11PA, Class 3A1 1.09% due 04/28/27*(3)(6)(11)	69,020	44,450
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.91% due 12/12/49(7)	2,723,924	20,339
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class X 0.10% due 01/12/44*(7)	1,100,453	4,989
Merrill Lynch Mtg. Investors Trust, Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	265
Merrill Lynch Mtg. Trust, Serries 2005-MCP1, Class XC 0.14% due 06/12/43*(4)(5)(7)	2,271,025	16,215
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(4)	117,000	110,946
Mezz Capital Commercial Mtg. Trust, Series 2006-C4, Class X 5.47% due 12/15/16*(2)(7)	264,664	28,771
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.55% due 05/15/44*(2)(7)	170,916	16,285
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class A 6.52% due 12/15/19*(2)(7)	150,541	18,621
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38(2)	8,524	5,297
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/12/44(4)	191,000	141,666
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/15(2)(4)(5)	39,000	32,538
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.11% due 08/13/42*(4)(5)(7)	3,781,081	20,858
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(2)(4)	41,000	34,251
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(4)	51,415	40,039
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 4.85% due 09/25/35(5)(6)	140,084	68,678
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.09% due 06/18/30(4)(5)	27,000	16,200
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	1,855	1,690
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class C
4.84% due 01/15/14	6,898	6,457
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 11/25/33	29,033	23,566
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.29% due 02/25/35*(5)(6)	41,491	37,677
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	85,713	77,058
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AI0 6.00% due 11/15/09(2)(7)	104,338	4,415
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AI0 6.00% due 02/15/10(2)(7)	86,092	4,528
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31(2)	63,895	37,476
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	38,104	21,361
Oakwood Mtg Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27	16,387	11,224
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	6,456	6,311
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	22,845
Permanent Financing PLC, Series 4, Class 3C 2.99% due 06/10/42(2)(3)(6)	60,000	58,826
Pillar Funding PLC, Series 2004-1A, Class C1 3.00% due 06/15/11*(2)(3)(11)	101,000	90,449
Residential Asset Mtg. Products, Inc., Series 2002-SL1, Class AI3 7.00% due 06/25/32(6)	64,897	64,797
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(2)(11)	4,095	20
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(6)	25,529	15,308
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 6.22% due 04/25/37(3)(6)(7)	123,645	7,970
SACO I Trust, Series 2005-10, Class 1A 0.73% due 06/25/36(2)(3)	39,640	14,072
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(2)(4)(11)	50,000	30,500
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 1.24% due 01/25/35(2)(5)(6)(7)	203,830	2,803

Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.49% due 05/25/35(2)(5)(6)(7)	542,912	8,144
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 5.36% due 07/25/34(5)(6)	2,605	1,221
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/15(2)(3)(6)	44,956	22,025
Structured Asset Securities Corp., Series 2004-NP2, Class A 0.82% due 06/25/34*(2)(3)(6)	41,615	25,396
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 10/28/16*(6)(7)	1,447,409	48,976
Structured Asset Securities Corp., Series 2007-4, Class 1A3 5.78% due 10/28/16*(2)(3)(6)(7)	1,447,409	97,267
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 0.59% due 07/25/36(3)(6)	33,292	27,676
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 05/22/37*(2)(11)	86,000	26,660
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.12% due 04/15/42*(4)(5)(7)	5,258,901	28,359
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(4)	32,000	25,702
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(2)(4)(11)	65,000	13,224
WaMu Mtg. Pass Through Certs., Series 2004-AR1, Class A 4.23% due 03/25/34(6)	7,426	6,091
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.34% due 07/25/35(2)(5)(6)	579,000	265,707
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.42% due 05/25/35(2)(5)(6)	78,807	27,583
Total Asset Backed Securities (cost $9,274,393)		6,105,804
CONVERTIBLE BONDS & NOTES — 0.0%
Wire & Cable Products — 0.0%
General Cable Corp.
Company Guar. Notes
1.00% due 10/15/12
(cost $16,070)	20,000	12,475
CORPORATE BONDS & NOTES — 4.4%
Advanced Materials — 0.0%
Hexcel Corp.
Senior Sub. Notes
6.75% due 02/01/15	45,000	34,200
Advertising Agencies — 0.0%
Omnicom Group, Inc.
Company Guar. Senior Notes
5.90% due 04/15/16	15,000	12,181
Advertising Sales — 0.0%
Lamar Media Corp.
Senior Notes
6.63% due 08/15/15	35,000	25,288
Aerospace/Defense — 0.0%
Alliant Techsystems, Inc.
Company Guar. Notes
6.75% due 04/01/16	20,000	18,000
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp.
Notes
6.13% due 07/15/38	55,000	59,773
Agricultural Chemicals — 0.0%
Monsanto Co.
Company Guar. Bonds
5.88% due 04/15/38	10,000	10,725
The Mosaic Co.
Senior Notes
7.38% due 12/01/14*	20,000	16,400
The Mosaic Co.
Senior Notes
7.63% due 12/01/16*	35,000	28,000
		55,125
Airlines — 0.1%
American Airlines, Inc.
Pass Through Certs.
Series 1997-C1, Class X
7.86% due 04/01/13	10,000	7,600
Continental Airlines, Inc.
Pass Through Certs.
Series 2005-LDP1, Class X1
6.56% due 08/15/13	15,000	11,719
Continental Airlines, Inc.
Pass Through Certs.
Series 2003-CB6, Class A2
6.65% due 09/15/17	25,501	18,616
Continental Airlines, Inc.
Pass Through Certs.
Series 974A
6.90% due 07/02/19	6,228	4,982
Northwest Airlines, Inc.
Pass Through Certs.
Series 2000-1
7.15% due 04/01/21(2)	27,423	17,550
United Airlines, Inc.
Pass Through Certs.
Series 2007-1, Class A
6.64% due 07/02/22	14,272	8,385
		68,852
Apparel Manufacturers — 0.1%
Hanesbrands, Inc.
Company Guar. Notes
5.70% due 12/15/14(3)	35,000	24,675
Levi Strauss & Co.
Senior Notes
8.88% due 04/01/16	30,000	20,400

Levi Strauss & Co.
Senior Notes
9.75% due 01/15/15	35,000	25,900
		70,975
Auto-Cars/Light Trucks — 0.0%
Daimler Finance North America LLC
Company Guar. Bonds
5.75% due 09/08/11	65,000	54,895
Daimler Finance North America LLC
Company Guar. Notes
6.50% due 11/15/13	5,000	3,900
		58,795
Auto/Truck Parts & Equipment-Original — 0.0%
Tenneco, Inc.
Company Guar. Notes
8.13% due 11/15/15	5,000	2,300
Tenneco, Inc.
Sec. Notes
10.25% due 07/15/13	3,000	1,860
Titan International, Inc.
Company Guar. Notes
8.00% due 01/15/12	45,000	33,300
		37,460
Auto/Truck Parts & Equipment-Replacement — 0.0%
Allison Transmission
Senior Notes
11.00% due 11/01/15*	20,000	9,800
Banks-Fiduciary — 0.0%
State Street Capital Trust IV
Company Guar. Notes
3.00% due 06/15/37(3)	15,000	6,588
The Bank of New York Mellon Corp.
Senior Notes
4.95% due 11/01/12	10,000	10,152
		16,740
Banks-Money Center — 0.0%
BankAmerica Capital III
Notes
5.32% due 01/15/27(3)	35,000	18,558
Banks-Super Regional — 0.1%
Bank of America Corp.
Senior Notes
5.65% due 05/01/18	60,000	60,356
Capital One Financial Corp.
Senior Notes
2.47% due 09/10/09(3)	20,000	19,051
Fleet Capital Trust V
Bank Guar. Notes
2.85% due 12/18/28(3)	45,000	31,839
Wachovia Corp.
Notes
5.50% due 05/01/13	75,000	74,163
Wells Fargo & Co.
Senior Notes
4.38% due 01/31/13	50,000	48,961
Wells Fargo Capital XV
Jr. Sub. Notes
9.75% due 09/26/13(3)(8)	25,000	25,500
		259,870
Broadcast Services/Program — 0.0%
Clear Channel Communications, Inc.
Notes
5.50% due 09/15/14	10,000	1,200
Clear Channel Communications, Inc.
Senior Notes
7.65% due 09/15/10	20,000	11,600
		12,800
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc.
Senior Sub. Notes
9.75% due 04/15/12	45,000	35,438
Builders FirstSource, Inc.
Company Guar. Notes
6.40% due 02/15/12(3)	40,000	13,000
Nortek, Inc.
Senior Sub. Notes
8.50% due 09/01/14	120,000	27,600
Nortek, Inc.
Senior Notes
10.00% due 12/01/13	5,000	3,400
NTK Holdings, Inc.
Senior Disc. Notes
10.75% due 03/01/14(9)	30,000	6,450
		85,888
Building Products-Cement — 0.0%
Texas Industries, Inc.
Senior Notes
7.25% due 07/15/13	45,000	34,763
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.
Company Guar. Notes
5.00% due 01/15/09	10,000	9,950
D.R. Horton, Inc.
Company Guar. Notes
8.00% due 02/01/09	10,000	9,925
DR Horton, Inc.
Senior Notes
7.88% due 08/15/11	10,000	8,600
Meritage Homes Corp.
Company Guar. Notes
6.25% due 03/15/15	25,000	13,250
Meritage Homes Corp.
Senior Notes
7.00% due 05/01/14	10,000	5,700
Toll Bros., Inc.
Senior Sub. Notes
8.25% due 02/01/11	25,000	23,000
		70,425

Cable TV — 0.3%
CCH I LLC/CCH I Capital Corp.
Sec. Notes
11.00% due 10/01/15	5,000		875
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series B
10.25% due 09/15/10	45,000		19,800
CCH II LLC/CCH II Capital Corp.
Senior Notes, Series A
10.25% due 09/15/10	45,000		20,700
Comcast Cable Communications LLC
Company Guar. Notes
8.88% due 05/01/17	40,000		42,714
Comcast Cable Holdings LLC
Debentures
9.80% due 02/01/12	35,000		36,897
Comcast Corp.
Bonds
6.40% due 05/15/38	40,000		39,907
Comcast Corp.
Notes
6.95% due 08/15/37	10,000		10,531
COX Communications, Inc.
Notes
7.13% due 10/01/12	15,000		14,355
CSC Holdings, Inc.
Senior Notes
6.75% due 04/15/12	105,000		96,075
CSC Holdings, Inc.
Senior Notes
7.63% due 04/01/11	40,000		37,700
DirecTV Holdings LLC
Company Guar. Notes
6.38% due 06/15/15	75,000		69,188
DirecTV Holdings LLC/DirecTV Financing Co.
Senior Notes
7.63% due 05/15/16	5,000		4,850
Echostar DBS Corp.
Company Guar. Senior Notes
6.38% due 10/01/11	110,000		102,300
Echostar DBS Corp.
Company Guar. Notes
6.63% due 10/01/14	15,000		12,525
Echostar DBS Corp.
Company Guar. Notes
7.00% due 10/01/13	30,000		26,025
TCI Communications, Inc.
Company Guar. Notes
7.88% due 02/15/26	5,000		5,188
Time Warner Cable, Inc.
Notes
6.75% due 07/01/18	5,000		4,814
Time Warner Cable, Inc.
Company Guar. Bonds
7.30% due 07/01/38	20,000		20,777
			565,221
Casino Hotels — 0.0%
Boyd Gaming Corp.
Senior Sub. Notes
7.13% due 02/01/16	25,000		14,750
Station Casinos, Inc.
Senior Notes
6.00% due 04/01/12	25,000		5,000
Trump Entertainment Resorts, Inc.
Sec. Notes
8.50% due 06/01/15†(17)(19)	30,000		3,975
			23,725
Cellular Telecom — 0.1%
Cingular Wireless Services, Inc.
Senior Notes
7.88% due 03/01/11	50,000		51,762
Cingular Wireless Services, Inc.
Senior Notes
8.75% due 03/01/31	15,000		18,751
Cricket Communications, Inc.
Company Guar. Notes
9.38% due 11/01/14	25,000		22,500
Cricket Communications, Inc.
Company Guar. Notes
10.00% due 07/15/15*	5,000		4,575
iPCS, Inc.
Senior Sec. Notes
5.32% due 05/01/13(3)	15,000		10,650
MetroPCS Wireless, Inc.
Senior Notes
9.25% due 11/01/14	50,000		44,750
			152,988
Chemicals-Diversified — 0.0%
Dow Chemical Pass Through Trust
Pass Through Certs.
4.03% due 09/30/09*	50,000		49,375
Chemicals-Specialty — 0.0%
Huntsman International LLC
Company Guar. Notes
7.88% due 11/15/14	35,000		18,725
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	85,000		36,125
Rockwood Specialties Group, Inc.
Company Guar. Bonds
7.63% due 11/15/14	EUR	50,000	47,262
			102,112
Coal — 0.1%
Arch Western Finance LLC
Sec. Notes
6.75% due 07/01/13	95,000		82,650
Peabody Energy Corp.
Company Guar. Notes
5.88% due 04/15/16	15,000		12,750
Peabody Energy Corp.
Company Guar. Notes
7.38% due 11/01/16	90,000		84,600
			180,000
Commercial Services — 0.1%
ARAMARK Corp.
Company Guar. Notes
8.50% due 02/01/15	45,000		40,725

Iron Mountain, Inc.
Company Guar. Notes
6.63% due 01/01/16	85,000	69,062
Iron Mountain, Inc.
Company Guar. Notes
8.00% due 06/15/13	20,000	16,050
Iron Mountain, Inc.
Company Guar. Notes
8.75% due 07/15/18	15,000	12,938
		138,775
Commercial Services-Finance — 0.0%
Lender Processing Services, Inc.
Company Guar. Notes
8.13% due 07/01/16	25,000	22,281
Computer Services — 0.1%
Ceridian Corp.
Senior Notes
11.50% due 11/15/15*	40,000	21,250
Compucom Systems, Inc.
Senior Sub. Notes
12.50% due 10/01/15*	30,000	20,250
Sungard Data Systems, Inc.
Company Guar. Notes
9.13% due 08/15/13	14,000	12,110
Sungard Data Systems, Inc.
Company Guar. Notes
10.25% due 08/15/15	34,000	22,440
Unisys Corp.
Senior Notes
12.50% due 01/15/16	10,000	2,800
		78,850
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc.
Company Guar. Notes
9.50% due 05/01/16	15,000	6,975
Consumer Products-Misc. — 0.0%
Jarden Corp.
Company Guar. Notes
7.50% due 05/01/17	35,000	23,887
Spectrum Brands, Inc.
Company Guar. Notes
7.38% due 02/01/15(18)(19)	10,000	1,825
Spectrum Brands, Inc.
Company Guar. Notes
11.00% due 10/02/13(15)(18)(19)	25,000	6,813
Yankee Acquisition Corp.
Company Guar. Notes
8.50% due 02/15/15	30,000	13,988
		46,513
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.
Debentures
7.50% due 05/15/10	35,000	34,650
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp.
Senior Notes
9.50% due 02/15/15(3)	25,000	17,250
Jefferson Smurfit Corp.
Company Guar. Notes
8.25% due 10/01/12(18)(19)	15,000	2,550
Smurfit-Stone Container Enterprises, Inc.
Notes
8.38% due 07/01/12(18)(19)	10,000	1,650
		21,450
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc.
Senior Notes
5.55% due 05/15/17	5,000	4,615
The Estee Lauder Cos., Inc.
Senior Notes
6.00% due 05/15/37	20,000	17,113
		21,728
Data Processing/Management — 0.0%
Fiserv, Inc.
Senior Notes
6.13% due 11/20/12	15,000	14,093
Fiserv, Inc.
Company Guar. Notes
6.80% due 11/20/17	15,000	13,286
		27,379
Direct Marketing — 0.1%
Affinion Group, Inc.
Company Guar. Notes
10.13% due 10/15/13	45,000	32,850
Affinion Group, Inc.
Company Guar. Notes
11.50% due 10/15/15	40,000	24,050
Visant Corp.
Company Guar. Notes
7.63% due 10/01/12	70,000	57,400
		114,300
Diversified Banking Institutions — 0.1%
Citigroup, Inc.
Sub. Notes
5.00% due 09/15/14	30,000	26,387
Citigroup, Inc.
Senior Notes
6.13% due 05/15/18	105,000	106,168
Citigroup, Inc.
Senior Notes
6.50% due 08/19/13	45,000	45,409
Citigroup, Inc.
Senior Notes
6.88% due 03/05/38	15,000	17,068
JP Morgan Chase & Co.
Senior Notes
6.40% due 05/15/38	45,000	53,233
The Goldman Sachs Group, Inc.
Senior Notes
6.75% due 10/01/37	25,000	20,297
		268,562

Diversified Financial Services — 0.1%
General Electric Capital Corp.
Senior Notes
2.44% due 05/11/16(3)	45,000	31,015
General Electric Capital Corp.
Senior Notes
5.88% due 01/14/38	140,000	137,041
General Electric Capital Corp.
Debentures
6.38% due 11/15/67(3)	90,000	56,571
		224,627
Diversified Manufacturing Operations — 0.0%
Eaton Corp.
Notes
5.60% due 05/15/18	20,000	18,526
Honeywell International, Inc. Senior Notes 5.30% due 03/01/18	10,000	10,203
Parker Hannifin Corp.
Senior Notes
6.25% due 05/15/38	15,000	14,800
		43,529
Diversified Operations — 0.0%
Leucadia National Corp.
Senior Notes
7.13% due 03/15/17	30,000	22,275
Leucadia National Corp.
Senior Notes
8.13% due 09/15/15	15,000	12,038
		34,313
Drug Delivery Systems — 0.0%
Hospira, Inc.
Senior Notes
5.55% due 03/30/12	15,000	14,212
Hospira, Inc.
Senior Notes
6.05% due 03/30/17	10,000	8,122
		22,334
Electric-Generation — 0.1%
Bruce Mansfield Unit
Pass Through Certs.
6.85% due 06/01/34	20,000	17,052
Edison Mission Energy
Senior Notes
7.00% due 05/15/17	25,000	21,750
Edison Mission Energy
Senior Notes
7.20% due 05/15/19	30,000	24,600
Edison Mission Energy
Senior Notes
7.50% due 06/15/13	20,000	18,300
Edison Mission Energy
Senior Notes
7.75% due 06/15/16	15,000	13,350
The AES Corp.
Senior Notes
8.00% due 10/15/17	15,000	12,300
The AES Corp.
Sec. Notes
8.75% due 05/15/13*	28,000	26,880
		134,232
Electric-Integrated — 0.4%
AEP Texas North Co.
Senior Notes
5.50% due 03/01/13	10,000	9,571
Appalachian Power Co.
Senior Notes
5.80% due 10/01/35	20,000	16,518
Arizona Public Service Co.
Notes
6.50% due 03/01/12	20,000	18,756
CMS Energy Corp.
Notes
6.55% due 07/17/17	40,000	32,201
Commonwealth Edison Co.
1st Mtg. Bonds
5.80% due 03/15/18	10,000	9,038
Commonwealth Edison Co.
1st Mtg. Bonds
5.88% due 02/01/33	25,000	20,896
Commonwealth Edison Co.
1st Mtg. Bonds
5.90% due 03/15/36	25,000	20,791
Consumers Energy Co.
1st Mtg. Bonds
5.65% due 09/15/18	5,000	4,801
Consumers Energy Co.
1st Mtg. Bonds
6.13% due 03/15/19	5,000	4,953
Dayton Power & Light Co.
1st Mtg. Notes
5.13% due 10/01/13	17,000	17,268
Dominion Resources, Inc.
Notes
6.00% due 11/30/17	25,000	24,000
Dominion Resources, Inc.
Jr. Sub Notes
6.30% due 09/30/66(3)	25,000	11,250
Duke Energy Carolinas
1st Mtg. Bonds
6.05% due 04/15/38	15,000	16,455
Duke Energy Corp.
Notes
6.25% due 06/15/18	35,000	33,791
Entergy Gulf States, Inc.
1st Mtg. Bonds
5.25% due 08/01/15	20,000	17,067
FirstEnergy Corp.
Senior Notes
6.45% due 11/15/11	10,000	9,453
Florida Power Corp.
1st Mtg. Bonds
5.90% due 03/01/33	10,000	10,411
Florida Power Corp.
1st. Mtg. Bonds
6.40% due 06/15/38	25,000	27,918
Ipalco Enterprises, Inc.
Senior Sec. Notes
7.25% due 04/01/16*	5,000	4,100
Kansas Gas & Electric Co.
Bonds
5.65% due 03/29/21	9,359	8,365

Midamerican Energy Holdings Co.
Senior Notes
6.13% due 04/01/36	25,000	23,246
Midamerican Energy Holdings Co.
Bonds
6.50% due 09/15/37	5,000	4,881
Midamerican Funding LLC
Sec. Notes
6.93% due 03/01/29	10,000	9,138
Nevada Power Co.
1st Mtg. Bonds
5.88% due 01/15/15	40,000	38,290
Nevada Power Co.
Senior Notes
6.50% due 08/01/18	10,000	9,701
NorthWestern Corp.
Sec. Notes
5.88% due 11/01/14	20,000	18,443
Oncor Electric Delivery Co.
1st Mtg. Bonds
5.95% due 09/01/13*	15,000	13,989
Oncor Electric Delivery Co.
Senior Notes
7.00% due 09/01/22	4,000	3,738
Pacific Gas & Electric Co.
Senior Notes
5.80% due 03/01/37	15,000	15,558
Pacific Gas & Electric Co.
Senior Notes
6.35% due 02/15/38	10,000	10,937
PacifiCorp
Bonds
6.25% due 10/15/37	15,000	15,857
PNM Resources, Inc.
Senior Notes
9.25% due 05/15/15	10,000	7,950
Potomac Edison Co.
1st Mtg. Bonds
5.80% due 10/15/16*	20,000	17,072
PPL Energy Supply, LLC
Bonds
5.70% due 10/15/15	10,000	8,240
Progress Energy, Inc.
Senior Notes
6.85% due 04/15/12	15,000	15,043
Public Service Co. of Colorado
1st Mtg. Bonds
6.50% due 08/01/38	30,000	33,470
Public Service Co. of Colorado
Senior Sub. Notes
6.88% due 07/15/09	30,000	30,154
Puget Sound Energy, Inc.
Jr. Sub. Bonds
6.97% due 06/01/67(3)	25,000	11,500
Sierra Pacific Power Co.
Senior Notes
6.75% due 07/01/37	5,000	4,462
Southern California Edison Co.
1st Mtg. Bonds
5.55% due 01/15/37	10,000	10,533
Southern California Edison Co.
Notes
6.65% due 04/01/29	15,000	15,973
Texas Competitive Electric Holdings Co. LLC
Senior Notes
10.25% due 11/01/15*	105,000	74,550
Union Electric Co.
1st. Mtg. Bonds
6.70% due 02/01/19	20,000	18,224
Westar Energy, Inc.
1st Mtg. Notes
5.10% due 07/15/20	25,000	20,888
		749,440
Electric-Transmission — 0.0%
ITC Holdings Corp.
Notes
5.88% due 09/30/16*(11)	20,000	19,072
ITC Holdings Corp.
Senior Notes
6.05% due 01/31/18*	15,000	14,394
		33,466
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp.
Company Guar. Notes
6.75% due 03/01/13	10,000	4,300
Sanmina-SCI Corp.
Senior Sub. Notes
8.13% due 03/01/16	15,000	5,850
		10,150
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc.
Senior Notes
7.75% due 05/15/13	25,000	14,250
Freescale Semiconductor, Inc.
Senior Notes
8.88% due 12/15/14	85,000	37,400
Freescale Semiconductor, Inc.
Company Guar. Notes
9.13% due 12/15/14(15)	45,000	10,350
Freescale Semiconductor, Inc.
Senior Sub. Notes
10.13% due 12/15/16	40,000	16,400
		78,400
Electronic Parts Distribution — 0.0%
Avnet, Inc.
Notes
6.00% due 09/01/15	25,000	19,143
Electronics-Military — 0.1%
L-3 Communications Corp.
Senior Sub. Notes
5.88% due 01/15/15	105,000	94,500
Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC
Senior Notes
7.38% due 10/28/09	20,000	17,564

Ford Motor Credit Co. LLC
Senior Notes
9.88% due 08/10/11	140,000	103,281
GMAC LLC
Senior Notes
3.40% due 05/15/09(3)	30,000	28,650
GMAC LLC
Senior Notes
4.40% due 12/01/14(3)	10,000	5,600
GMAC LLC
Senior Notes
6.63% due 05/15/12	5,000	3,854
GMAC LLC
Senior Notes
6.75% due 12/01/14	64,000	43,753
GMAC LLC
Senior Bonds
6.88% due 08/28/12	165,000	125,115
GMAC LLC
Senior Notes
7.00% due 02/01/12	30,000	23,707
GMAC LLC
Senior Notes
7.75% due 01/19/10	25,000	22,297
		373,821
Finance-Commercial — 0.0%
Caterpillar Financial Services Corp.
Senior Notes
5.45% due 04/15/18	10,000	9,363
CIT Group, Inc.
Jr. Sub. Notes
6.10% due 03/15/67(3)	55,000	16,983
		26,346
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX
Company Guar. Bonds
5.91% due 11/30/35(3)	100,000	41,841
John Deere Capital Corp.
Senior Notes
5.35% due 04/03/18	10,000	9,369
SLM Corp.
Notes
4.50% due 07/26/10	30,000	26,036
		77,246
Finance-Credit Card — 0.0%
Capital One Capital III
Company Guar. Bonds
7.69% due 08/15/36	15,000	6,850
Finance-Investment Banker/Broker — 0.1%
JP Morgan Chase Capital XXV
Company Guar. Notes
6.80% due 10/01/37	15,000	13,821
JP Morgan Chase Capital XVIII
Bonds
6.95% due 08/17/36	37,000	31,176
JP Morgan Chase & Co.
Senior Notes
6.00% due 01/15/18	50,000	52,776
Merrill Lynch & Co., Inc.
Senior Notes
5.45% due 02/05/13	45,000	43,256
Merrill Lynch & Co., Inc.
Notes
3.74% due 07/25/11(3)	10,000	8,856
The Bear Stearns Cos., Inc.
Senior Notes
6.40% due 10/02/17	20,000	20,783
The Bear Stearns Cos., Inc.
Notes
7.25% due 02/01/18	40,000	43,834
The Goldman Sachs Group, Inc.
Senior Notes
5.45% due 11/01/12	35,000	33,387
The Goldman Sachs Group, Inc.
Senior Notes
6.15% due 04/01/18	25,000	24,024
		271,913
Finance-Other Services — 0.0%
Beaver Valley Funding Corp.
Debentures
9.00% due 06/01/17	37,000	34,687
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	12,900
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	20,000	10,800
		58,387
Food-Dairy Products — 0.0%
Dean Foods Co.
Company Guar. Notes
7.00% due 06/01/16	25,000	21,250
Food-Misc. — 0.1%
Campbell Soup Co.
Debentures
8.88% due 05/01/21	15,000	19,141
Chiquita Brands International, Inc.
Senior Notes
7.50% due 11/01/14	35,000	23,800
Chiquita Brands International, Inc.
Senior Notes
8.88% due 12/01/15	5,000	3,550
Del Monte Corp.
Senior Sub. Notes
8.63% due 12/15/12	65,000	63,050
Grand Metropolitan Investment Corp.
Debentures
8.00% due 09/15/22	45,000	49,424
H.J. Heinz Co.
Senior Notes
5.35% due 07/15/13	20,000	19,842
Kellogg Co.
Senior Notes
5.13% due 12/03/12	5,000	4,998

Kraft Foods, Inc. Notes 6.13% due 08/23/18	20,000	19,718
		203,523
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	14,799
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,094
		24,893
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	35,000	28,700
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	41,800
Gambling (Non-Hotel) — 0.1%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*	50,000	19,625
Pinnacle Entertainment, Inc. Company Guar. Notes 7.50% due 06/15/15	35,000	20,300
Pinnacle Entertainment, Inc. Company Guar. Notes 8.25% due 03/15/12	40,000	30,400
		70,325
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	17,720
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	11,800
Hotel/Motels — 0.0%
Marriott International, Inc. Senior Notes 5.63% due 02/15/13	20,000	15,200
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	120,900
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	18,400
		139,300
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	10,000	6,112
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	4,413
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(3)(11)	5,000	2,031
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	3,464
		16,020
Insurance-Life/Health — 0.0%
Genworth Life Institutional Funding Trust Notes 5.88% due 05/03/13*	25,000	18,696
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	10,000	8,480
Prudential Financial, Inc. Notes 5.10% due 09/20/14	45,000	37,639
		64,815
Insurance-Multi-line — 0.0%
CNA Financial Corp.
Notes
6.00% due 08/15/11	15,000	12,407
CNA Financial Corp.
Notes
6.50% due 08/15/16	15,000	10,622
Loews Corp. Notes 5.25% due 03/15/16	15,000	13,541
		36,570
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(11)	35,000	20,070
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)(11)	20,000	11,000
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(11)	15,000	9,477
		40,547
Insurance-Property/Casualty — 0.0%
Chubb Corp. Senior Notes 5.75% due 05/15/18	5,000	4,917
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	14,320
Travelers Cos., Inc. Senior Notes 5.80% due 05/15/18	5,000	4,817
		24,054

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/66(3)	30,000	16,245
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	10,000	1,513
		17,758
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	10,000	7,450
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	31,510
Medical-HMO — 0.0%
Aetna, Inc. Notes 6.00% due 06/15/16	10,000	9,197
Aetna, Inc. Senior Notes 6.50% due 09/15/18	15,000	14,292
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	13,669
UnitedHealth Group, Inc. Senior Notes 5.80% due 03/15/36	5,000	3,810
UnitedHealth Group, Inc. Senior Notes 6.50% due 06/15/37	25,000	20,984
		61,952
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	95,000	87,400
HCA, Inc. Senior Notes 9.13% due 11/15/14	95,000	88,112
HCA, Inc. Senior Notes 9.25% due 11/15/16	70,000	64,225
HCA, Inc. Senior Notes 9.63% due 11/15/16(15)	25,000	19,500
Tenet Healthcare Corp. Senior Notes 6.38% due 12/01/11	45,000	34,763
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	42,750
		336,750
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	30,625
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	29,150
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*(15)	15,000	9,150
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	7,800
		46,100
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	10,000	5,900
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.
Senior Notes
6.88% due 02/01/14	32,000	28,800
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 7.08% due 04/01/15(3)	15,000	9,900
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	38,250
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	93,000	76,260
		153,210
Multimedia — 0.1%
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	20,055
News America Holdings, Inc. Company Guar. 7.75% due 12/01/45	35,000	34,155
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	5,000	4,955
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	10,000	10,665
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	25,177
		95,007

Non-Hazardous Waste Disposal — 0.0%
WCA Waste Corp. Senior Notes 9.25% due 06/15/14	20,000	14,800
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 5.50% due 05/15/12	5,000	4,190
Xerox Corp. Senior Notes 6.35% due 05/15/18	15,000	11,732
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	15,600
		31,522
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	55,800
Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	28,000	24,733
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	50,000	10,000
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	20,000	17,200
Denbury Resources, Inc. Senior Sub. Notes 7.50% due 12/15/15	40,000	28,400
EOG Resources, Inc. Notes 5.88% due 09/15/17	10,000	10,152
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	55,000	50,188
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*(11)	15,000	10,575
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	32,800
PetroHawk Energy Corp. Senior Notes 7.88% due 06/01/15*	45,000	33,300
PetroHawk Energy Corp. Senior Notes 9.13% due 07/15/13	50,000	40,500
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	12,500
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	27,400
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	13,375
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	100,000	72,000
SandRidge Energy, Inc. Company Guar. Notes 7.51% due 04/01/14(3)	15,000	7,977
SandRidge Energy, Inc. Company Guar. Notes 8.63% due 04/01/15(15)	45,000	23,625
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	9,053
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	19,360
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	18,731
		461,869
Oil Companies-Integrated — 0.0%
ConocoPhillips
Notes
5.20% due 05/15/18	10,000	9,732
ConocoPhillips
Company Guar. Notes
5.90% due 05/15/38	15,000	14,732
Hess Corp. Senior Notes 6.65% due 08/15/11	25,000	24,990
		49,454
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	55,000	34,650
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Jr. Sub. Notes 7.03% due 01/15/68(3)	15,000	7,050
Enterprise Products Operating LP Jr. Sub. Notes 8.38% due 08/01/66(3)	25,000	13,750
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(11)	5,000	5,026
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	12,616
Tesoro Corp. Senior Notes 6.50% due 06/01/17	5,000	2,744
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	9,004
		50,190
Oil-Field Services — 0.1%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	29,150

Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	25,000	16,500
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	4,267
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	3,840
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16	10,000	8,596
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	15,000	11,260
		73,613
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	49,140
International Paper Co. Senior Notes 7.40% due 06/15/14	50,000	40,985
International Paper Co. Senior Notes 7.95% due 06/15/18	10,000	7,904
NewPage Corp. Sec. Notes 10.00% due 05/01/12(13)	65,000	28,600
Newpage Holding Corp. Senior Notes 10.27% due 11/01/13	12,946	4,790
Verso Paper Holdings LLC Company Guar. Notes 11.38% due 08/01/16	25,000	7,500
Westvaco Corp. Debentures 7.50% due 06/15/27	4,000	3,621
		142,540
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	29,400
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	10,000	8,500
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	10,000	8,200
		46,100
Physical Therapy/Rehabilitation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	22,938
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	3,675
		26,613
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 8.33% due 03/15/12(15)	21,000	13,230
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	4,550
		17,780
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	20,000	19,143
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	13,772
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	31,950
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	22,719
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	7,946
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	10,000	8,682
National Fuel Gas Co. Notes 5.25% due 03/01/13	10,000	9,533
Northwest Pipeline Corp. Senior Notes 5.95% due 04/15/17	5,000	4,388
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	45,000	39,378
Spectra Energy Capital LLC
Company Guar. Notes
5.90% due 09/15/13	35,000	32,952
Spectra Energy Capital LLC Senior Notes 6.20% due 04/01/18	10,000	8,678
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	15,000	15,566
Targa Resources, Inc. Senior Notes 8.50% due 11/01/13	75,000	40,500
TEPPCO Partners LP Company Guar. Bonds 7.00% due 06/01/67(3)	10,000	5,357
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	70,000	54,688
Williams Partners LP Bonds 7.25% due 02/01/17	15,000	11,850
		327,102
Printing-Commercial — 0.0%
Cenveo Corp. Company Guar. Notes 10.50% due 08/15/16*	20,000	11,600
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*(11)	15,000	10,019
Publishing-Periodicals — 0.0%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	110,000	8,250

Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(9)	25,000	9,062
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	28,000
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	1,000	150
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	13,000	3,185
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	35,000	2,888
Vertis, Inc. Company Guar. Notes 13.50% due 04/01/14(2)(13)	29,353	2,348
		53,883
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(9)	25,000	25,063
Real Estate Investment Trusts — 0.1%
Equity One, Inc. Notes 5.38% due 10/15/15	20,000	13,033
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	9,639
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	5,000	3,366
Highwoods Properties, Inc. Bonds 5.85% due 03/15/17	20,000	12,372
Hospitality Properties Trust Notes 6.75% due 02/15/13	15,000	9,284
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	10,000	5,327
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	4,275
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	21,521
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	10,000	9,077
Rouse Co. Notes 7.20% due 09/15/12	10,000	3,475
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*	5,000	1,800
Simon Property Group LP Notes 5.75% due 12/01/15	10,000	6,532
Simon Property Group LP Senior Notes 6.13% due 05/30/18	20,000	13,514
		113,215
Real Estate Operations & Development — 0.0%
Duke Realty LP Senior Notes 6.25% due 05/15/13	10,000	6,884
Duke Realty LP Notes 6.50% due 01/15/18	10,000	4,463
Regency Centers LP Senior Notes 5.88% due 06/15/17	15,000	9,500
		20,847
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(15)(18)(19)	50,000	3,000
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.63% due 05/15/14	20,000	5,800
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
Company Guar. Notes
7.75% due 05/15/16	30,000	8,700
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*(11)	20,000	13,880
		28,380
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	45,000	14,625
Retail-Automobile — 0.0%
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	16,275
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	22,889
Retail-Drug Store — 0.0%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(3)	30,000	15,300

CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*	18,535	17,999
Rite Aid Corp. Senior Notes 7.50% due 03/01/17	35,000	22,750
Rite Aid Corp. Senior Notes 9.50% due 06/15/17(11)	35,000	12,162
		68,211
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Debentures 7.65% due 08/15/16	20,000	15,681
The Bon-Ton Stores, Inc. Senior Notes 10.25% due 03/15/14	45,000	5,400
		21,081
Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 5.80% due 10/15/17	10,000	10,694
McDonald’s Corp. Senior Notes 6.30% due 10/15/37	15,000	16,468
OSI Restaurant Partners, Inc. Senior Notes 10.00% due 06/15/15	20,000	3,600
		30,762
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp. Sub. Notes 3.59% due 06/20/13(3)	50,000	40,938
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	17,940
		58,878
Special Purpose Entities — 0.1%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	35,000	34,454
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/16*(3)(8)(11)	15,000	6,410
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	25,473
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	30,000	8,100
Hawker Beechcraft Acquisition Co., LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.50% due 04/01/15	5,000	2,050
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	25,000	7,125
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(11)	20,000	18,500
Rainbow National Services LLC Senior Notes 8.75% due 09/01/12*	25,000	22,500
Stallion Oilfield Svcs, Ltd. Senior Notes 9.75% due 02/01/15*(11)	70,000	18,200
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	9,375
UCI Holdco, Inc. Senior Notes 10.32% due 12/15/13(13)	34,927	5,938
Vanguard Health Holding Co. II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	29,225
		187,350
Steel-Producers — 0.1%
AK Steel Corp.
Company Guar. Notes
7.75% due 06/15/12	70,000	54,600
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	25,000	15,437
Steel Dynamics, Inc.
Company Guar. Notes
6.75% due 04/01/15	85,000	58,650
Steel Dynamics, Inc.
Company Guar. Notes
7.38% due 11/01/12	10,000	7,300
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16*	5,000	3,463
		139,450
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	12,250
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	11,900
Qwest Corp. Senior Notes 9.13% due 03/15/12	65,000	60,125
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	50,000	55,445
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	13,750
		141,220
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Bonds 6.45% due 03/15/29	45,000	18,000

Telephone-Integrated — 0.2%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	25,000	25,289
AT&T, Inc. Senior Notes 4.95% due 01/15/13	20,000	20,111
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	65,691
AT&T, Inc. Notes 6.30% due 01/15/38	65,000	68,712
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	12,625
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	31,900
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 02/15/14	120,000	85,800
Southwestern Bell Telephone Co. Debentures 7.00% due 11/15/27	30,000	26,403
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	5,000	4,175
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	15,000	17,598
Verizon New England, Inc. Notes 4.75% due 10/01/13	20,000	17,731
Verizon New Jersey, Inc. Debentures 8.00% due 06/01/22	25,000	23,652
Verizon Virginia, Inc. Debentures 4.63% due 03/15/13	25,000	22,372
Windstream Corp. Senior Notes 8.13% due 08/01/13	30,000	27,600
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	50,000	44,250
		493,909
Television — 0.0%
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*(15)	30,000	3,750
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(18)(19)	30,000	300
		4,050
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 8.50% due 11/10/13	20,000	20,715
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	10,000	1,500
Transport-Rail — 0.0%
Burlington Northern Santa Fe Corp. Senior Notes 7.00% due 02/01/14	10,000	10,436
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	9,627
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	18,964
Union Pacific Corp. Senior Notes 7.88% due 01/15/19	5,000	5,712
		44,739
Travel Services — 0.0%
Travelport LLC
Company Guar. Notes
9.88% due 09/01/14	50,000	18,750
Water — 0.0%
American Water Capital Corp.
Senior Notes
6.09% due 10/15/17	10,000	8,710
Wire & Cable Products — 0.0%
General Cable Corp. Company Guar. Notes 6.26% due 04/01/15(3)	45,000	21,038
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17*	50,000	44,500
Motorola, Inc. Senior Notes 6.00% due 11/15/17	15,000	8,088
		52,588
Total Corporate Bonds & Notes (cost $12,915,445)		9,600,883
FOREIGN CORPORATE BONDS & NOTES — 0.5%
Banks-Commercial — 0.1%
Barclays Bank PLC Bonds 3.31% due 08/29/49	50,000	25,706
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	100,000	101,559
		127,265
Banks-Money Center — 0.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	40,000	39,272

Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*	30,000	27,094
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14	30,000	28,518
Vodafone Group PLC Senior Bonds 6.15% due 02/27/37	30,000	29,653
		58,171
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	20,000	10,400
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV Senior Sec. Notes 4.00% due 12/15/13*(3)(11)	75,000	37,875
Diversified Manufacturing Operations — 0.0%
Tyco Electronics Group SA Company Guar. Notes 6.00% due 10/01/12	20,000	18,042
Tyco Electronics Group SA Company Guar. Notes 5.95% due 01/15/14	15,000	12,662
		30,704
Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25	65,000	56,857
Electric-Integrated — 0.1%
E.ON International Finance BV Notes 5.80% due 04/30/18*	35,000	32,724
TransAlta Corp. Notes 5.75% due 12/15/13	10,000	8,242
TransAlta Corp. Senior Notes 6.65% due 05/15/18	30,000	26,639
		67,605
Electronic Components-Misc. — 0.0%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	40,000	32,800
NXP BV / NXP Funding LLC Sec. Notes 7.88% due 10/15/14	75,000	29,250
		62,050
Finance-Investment Banker/Broker — 0.0%
Credit Suisse Guernsey, Ltd. Jr. Sub. 5.86% due 05/15/17(3)(8)	30,000	14,002
Food-Retail — 0.0%
Delhaize Group Senior Notes 6.50% due 06/15/17	10,000	9,080
Insurance-Life/Health — 0.0%
Monumental Global Funding, Ltd.
Notes
5.50% due 04/22/13*	20,000	19,377
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	9,469
Investment Management/Advisor Services — 0.0%
Invesco, Ltd. Company Guar. Notes 5.63% due 04/17/12	10,000	9,150
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	37,196
Elan Finance PLC/Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	25,000	14,750
		51,946
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	60,000	34,800
Multimedia — 0.0%
CanWest MediaWorks, Inc. Company Guar. Notes 8.00% due 09/15/12	55,000	24,200

Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	6,750
		30,950
Oil Companies-Exploration & Production — 0.0%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	25,000	7,500
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	10,000
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	7,825
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	18,900
		44,225
Oil Companies-Integrated — 0.0%
Petro-Canada Senior Notes 6.05% due 05/15/18	15,000	12,362
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	19,800
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	10,000	4,470
TransCanada Pipelines, Ltd. Senior Notes 6.50% due 08/15/18	20,000	19,621
		24,091
Satellite Telecom — 0.1%
Inmarsat Finance PLC Company Guar. Notes 10.38% due 11/15/12(9)	75,000	66,469
Intelsat Jackson Holdings, Ltd. Senior Notes 11.25% due 06/15/16	105,000	95,550
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(9)	10,000	7,600
		169,619
Special Purpose Entities — 0.1%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 3.95% due 02/15/12*(3)(11)	81,250	69,163
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.13% due 06/01/18	10,000	6,847
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./Gusap Partners
Company Guar. Notes
10.38% due 07/15/11	50,000	50,500
Telecom Services — 0.0%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(11)	75,000	52,500
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 9.00% due 07/15/11(14)(18)	40,000	10,000
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16(14)(18)	10,000	2,650
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(14)(18)	10,000	2,650
		15,300
Telephone-Integrated — 0.1%
France Telecom SA Notes 8.50% due 03/01/31	25,000	31,387
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	9,200
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	24,630
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	17,566
		82,783
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 5.55% due 05/15/18	15,000	14,977

Wireless Equipment — 0.0%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	25,000	25,261
Total Foreign Corporate Bonds & Notes (cost $1,701,218)		1,283,495
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/40	55,000	56,417
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	11,605
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	30,000	17,156
Total U.S. Municipal Bonds & Notes (cost $104,999)		85,178
U.S. GOVERNMENT AGENCIES — 11.7%
Federal Home Loan Mtg. Corp. — 0.7%
5.50% due 04/01/20	273,639	282,444
5.50% due 06/01/35	62,309	63,899
7.50% due 10/01/29	26,622	28,147
Series 3397, Class SQ
4.78% due 12/15/37(3)(6)(7)	89,636	5,388
Series 3016, Class SQ
4.91% due 08/15/35(3)(6)(7)	113,624	7,659
Series 3375, Class MS
5.20% due 10/15/37(3)(6)(7)	87,123	6,051
Series 3284, Class LI
5.24% due 03/15/37(3)(6)(7)	349,869	24,946
Series 3203, Class SE
5.30% due 08/15/36(3)(6)(7)	183,639	15,265
Series 3202, Class PI
5.34% due 08/15/36(3)(6)(7)	210,327	17,939
Series 3153, Class UI
5.38% due 05/15/36(3)(6)(7)	583,768	60,122
Series 3221, Class SI
5.39% due 09/15/36(3)(6)(7)	75,753	5,782
Series 3114, Class GI
5.41% due 02/15/36(3)(6)(7)	73,756	6,497
Series 2990, Class LI
5.43% due 10/15/34(3)(6)(7)	100,013	8,601
Series 2962, Class BS
5.45% due 03/15/35(3)(6)(7)	306,145	28,482
Series 3114, Class TS
5.45% due 09/15/30(2)(3)(6)(7)	263,825	21,073
Series 3236, Class IS
5.45% due 11/15/36(3)(6)(7)	93,558	7,337
Series 3244, Class SG
5.47% due 11/15/36(3)(6)(7)	74,500	6,151
Series 3031, Class BI
5.49% due 08/15/35(3)(6)(7)	70,723	6,532
Series 2927, Class ES
5.51% due 01/15/35(3)(6)(7)	71,856	4,838
Series 2950, Class SM
5.51% due 03/15/35(3)(6)(7)	105,871	9,585
Series 3118, Class SD
5.51% due 02/15/36(3)(6)(7)	205,350	20,694
Series 2922, Class SE
5.55% due 02/15/35(3)(6)(7)	127,266	12,680
Series 3028, Class ES
5.55% due 09/15/35(3)(6)(7)	273,662	28,980
Series 3281, Class CI
5.55% due 02/15/37(3)(6)(7)	77,991	6,392
Series 3287, Class SD
5.55% due 03/15/37(3)(6)(7)	79,316	6,789
Series 3297, Class BI
5.57% due 04/15/37(3)(6)(7)	189,103	15,858
Series 2594, Class SE
5.86% due 10/15/30(3)(6)(7)	90,519	5,359
Series 2828, Class TI
5.86% due 10/15/30(3)(6)(7)	56,072	4,544
Series 2815, Class PT
5.86% due 11/15/32(3)(6)(7)	109,457	8,756
Series 2869, Class JS
6.05% due 04/15/34(3)(6)(7)	229,962	14,911
Series 2869, Class SH
6.11% due 04/15/34(3)(6)(7)	48,821	3,190
Series 2828, Class GI
6.30% due 06/15/34(3)(6)(7)	109,247	12,283
Series 2927, Class SI
7.00% due 02/15/35(3)(6)(7)	92,726	9,077
Series 2990, Class WP
13.90% due 06/15/35(3)(6)	59,571	61,634
Series 3065, Class DC
16.30% due 03/15/35(2)(3)(6)	76,741	81,577
Series 2990, Class LB
13.90% due 06/15/34(3)(6)	72,754	74,128
Series 2990, Class DP
19.90% due 08/15/34(3)(6)	71,343	79,635
Series 2976, Class KL
20.00% due 05/15/35(3)(6)	74,305	82,883
Federal Home Loan Mtg. Corp., REMIC
Series 3003, Class XF
0.00% due 07/15/35(3)(6)	62,698	57,764
Federal Home Loan Mtg. Corp., STRIPS
Series 248, Class IO
5.50% due 07/15/37(6)(7)	428,373	41,766
Series 239, Class S21
6.01% due 08/15/36(3)(7)	72,211	6,294
Federal Home Loan Mtg. Corp., Structured Pass Through
Series T-56, Class 2IO
0.02% due 05/25/43(6)(7)	198,240	372
Series T-56, Class 1IO
0.28% due 05/25/43(6)(7)	218,464	1,510
Series T-51, Class 1AIO
0.32% due 09/25/43(6)(7)	108,396	1,122
Series T-56, Class 3IO
0.35% due 05/25/43(6)(7)	167,867	1,743
Series T-56, Class AIO
0.52% due 05/25/43(6)(7)	345,147	4,232
Series T-41, Class 2A
6.98% due 07/25/32(6)	8,843	9,108
Series T-60, Class 1A2
7.00% due 03/25/44(6)	68,750	71,285
Series T-42, Class A5
7.50% due 02/25/42(6)	35,261	36,958
Series T-51, Class 2A
7.50% due 08/25/42(6)	36,694	38,460
Series T-58, Class 4A
7.50% due 09/25/43(6)	23,527	24,483
Series T-56, Class 2ASI
7.63% due 05/25/43(3)(6)(7)	12,882	1,551
Series T-42, Class A6
9.50% due 02/25/42(6)	5,484	5,955
		1,448,711

Federal National Mtg. Assoc. — 10.5%
4.00% due 05/01/19	564,789	574,042
4.00% due 09/01/20	131,620	133,365
4.50% due 04/01/18	28,962	29,789
4.50% due 03/01/20	53,561	54,890
4.50% due 04/01/20	68,344	70,040
4.50% due 09/01/20	97,581	100,004
4.50% due 11/01/20	70,269	72,013
5.00% due 03/01/21	37,333	38,423
5.00% due 05/01/36	85,954	87,865
5.00% due 12/01/35	160,202	163,789
5.00% due January TBA	12,000,000	12,251,256
5.50% due 03/01/18	33,096	34,264
5.50% due 03/01/35	75,154	77,130
5.50% due 07/01/35	102,941	105,648
5.50% due 08/01/35	70,175	72,020
5.50% due 09/01/35	160,359	164,574
5.50% due 10/01/35	142,187	145,925
5.50% due 11/01/35	57,533	59,045
5.50% due 12/01/35	137,635	141,254
5.50% due 01/01/36	85,039	87,275
5.50% due 01/01/37	178,189	182,874
5.50% due 03/01/37	78,812	80,880
5.50% due 03/01/37	338,037	346,907
5.50% due 04/01/37	188,437	193,381
5.50% due 05/01/37	24,518	25,162
5.50% due 06/01/37	315,200	323,469
5.50% due 10/01/37	564,022	579,246
6.00% due 06/01/36	37,988	39,153
6.00% due 06/01/37	172,459	177,739
6.00% due 08/01/37	261,345	269,346
6.00% due 09/01/37	507,186	522,712
6.50% due 01/01/36	13,601	14,145
6.50% due 06/01/36	259,422	269,799
6.50% due 07/01/36	79,496	82,663
6.50% due 09/01/36	320,569	333,342
6.50% due 11/01/36	96,880	100,740
6.50% due 07/01/37	77,643	80,732
6.50% due 08/01/37	483,143	502,366
6.50% due 09/01/37	177,505	184,567
6.50% due 10/01/37	961,090	999,328
6.50% due 01/01/38	640,516	666,001
7.00% due 06/01/33	38,684	40,933
7.00% due 04/01/35	43,606	46,144
7.50% due 04/01/24	38,049	40,309
Federal National Mtg. Assoc., Pass Through Certs.
Series 2003-W6, Class 2IO3
0.35% due 09/25/42(6)(7)	256,044	2,131
Series 2003-W6, Class 3IO
0.37% due 09/25/42(6)(7)	243,628	2,118
Series 2003-W6, Class 5IO1
0.67% due 09/25/42(6)(7)	171,908	2,964
Series 2003-W2, Class 2IO
0.81% due 07/25/42(6)(7)	280,390	5,379
Series 2003-W8, Class 1IO2
1.63% due 12/25/42(6)(7)	391,458	14,830
Series 2003-W10, Class 1IO
1.91% due 06/25/43(6)(7)	522,285	16,032
Series 2003-W10, Class 3IO
1.93% due 06/25/43(6)(7)	108,465	4,421
Series 2003-W12, Class 2IO2
2.22% due 06/25/43(6)(7)	247,987	9,004
Series 2007-W4, Class 4A2
6.81% due 05/25/37(2)(3)(6)(7)	124,432	9,714
Series 2004-W1, Class 2A2
7.00% due 12/25/33(6)	75,622	76,705
Series 2005-W4, Class 1A3
7.00% due 08/25/35(6)	30,065	31,409
Series 2001-W3, Class A
7.00% due 09/25/41(6)	12,286	12,928
Series 2003-W3, Class 1A2
7.00% due 08/25/42(6)	27,717	28,747
Series 2004-W12, Class 1A3
7.00% due 07/25/44(6)	26,748	27,944
Series 2003-W6, Class PT1
10.13% due 09/25/42(6)	19,994	21,843
Federal National Mtg. Assoc., REMIC
Series 2007-15, Class IM
0.00% due 02/25/09(2)(6)(7)	78,659	59
Series 2005-65, Class ER
0.00% due 08/25/35(3)(6)	74,456	71,078
Series 2001-50, Class BI
0.45% due 10/25/41(6)(7)	426,642	5,067

Series 2005-58, Class IK
5.53% due 07/25/35(3)(6)(7)	124,697	7,619
Series 2008-1, Class HI
5.73% due 05/25/37(2)(3)(6)(7)	94,303	5,907
Series 2008-13, Class SA
5.75% due 03/25/38(2)(3)(6)(7)	144,038	10,663
Series 2007-116, Class BI
5.78% due 05/25/37(3)(6)(7)	120,950	8,226
Series 2008-1, Class AI
5.78% due 05/25/37(2)(3)(6)(7)	175,024	11,137
Series 2007-30, Class JS
5.97% due 04/25/37(3)(6)(7)	344,028	24,553
Series 2003-124, Class ST
6.03% due 01/25/34(3)(6)(7)	50,785	4,919
Series 2007-103, Class AI
6.03% due 03/25/37(2)(3)(6)(7)	91,080	6,465
Series 2007-116, Class IA
6.03% due 05/25/37(3)(6)(7)	133,368	9,856
Series 2006-85, Class TS
6.09% due 09/25/36(3)(6)(7)	122,306	9,238
Series 2006-96, Class ES
6.11% due 10/25/36(3)(6)(7)	74,738	5,710
Series 2006-8, Class JH
6.13% due 03/25/36(3)(6)(7)	68,519	5,533
Series 2006-8, Class PS
6.13% due 03/25/36(2)(3)(6)(7)	184,131	16,936
Series 2006-128, Class SC
6.13% due 01/25/37(3)(6)(7)	111,917	8,709
Series 2006-111, Class SA
6.15% due 11/25/36(3)(6)(7)	81,460	6,642
Series 2006-109, Class SG
6.16% due 11/25/36(2)(3)(6)(7)	75,372	6,003
Series 2006-117, Class SA
6.17% due 12/25/36(3)(6)(7)	169,692	14,577
Series 2005-57, Class DI
6.23% due 03/25/35(3)(6)(7)	251,129	20,244
Series 2005-17, Class SA
6.23% due 03/25/35(3)(6)(7)	111,047	9,792
Series 2005-17, Class SE
6.23% due 03/25/35(3)(6)(7)	120,757	9,982
Series 2005-23, Class SG
6.23% due 04/25/35(3)(6)(7)	125,761	10,749
Series 2005-54, Class SA
6.23% due 06/25/35(3)(6)(7)	158,792	15,523
Series 2005-84, Class SG
6.23% due 10/25/35(3)(6)(7)	167,589	14,281
Series 2005-95, Class CI
6.23% due 11/25/35(3)(6)(7)	102,439	8,841
Series 2007-15, Class BI
6.23% due 03/25/37(3)(6)(7)	82,610	7,134
Series 2005-45, Class EW
6.25% due 06/25/35(3)(6)(7)	87,687	8,637
Series 2005-45, Class SR
6.25% due 06/25/35(3)(6)(7)	225,696	22,859
Series 2005-82, Class SY
6.26% due 09/25/35(3)(6)(7)	171,359	18,010
Series 2005-17, Class ES
6.28% due 03/25/35(3)(6)(7)	83,926	7,678
Series 2005-17, Class SY
6.28% due 03/25/35(3)(6)(7)	62,853	5,732
Series 2006-56, Class SM
6.28% due 07/25/36(3)(6)(7)	126,210	12,371
Series 2007-30, Class WI
6.29% due 04/25/37(3)(6)(7)	284,580	26,277
Series 2008-1, Class GI
6.49% due 05/25/37(2)(3)(6)(7)	143,341	11,908
Series 2005-65, Clas KI
6.53% due 08/25/35(3)(6)(7)	231,274	23,518
Series 2004-60, Class SW
6.58% due 04/25/34(3)(6)(7)	191,398	18,999
Series 2003-122, Class SA
6.63% due 02/25/28(3)(6)(7)	128,428	7,473
Series 2003-122, Class SJ
6.63% due 02/25/28(3)(6)(7)	132,732	7,691
Series 2004-24, Class CS
6.68% due 01/25/34(3)(6)(7)	104,014	9,874
Series 2004-89, Class EI
6.68% due 08/25/34(3)(6)(7)	267,320	22,082
Series 2005-52, Class DC
6.73% due 06/25/35(3)(6)(7)	59,102	6,456
Series 2006-115, Class BI
6.79% due 12/25/36(3)(6)(7)	42,219	3,361
Series 2002-I4, Class A1
7.00% due 01/25/42(6)	34,904	36,726
Series 2002-26, Class A1
7.00% due 01/25/48(6)	31,397	33,035
Series 2008-7, Class SA
7.08% due 02/25/38(3)(6)(7)	92,396	9,910
Series 2003-66, Class SA
7.18% due 07/25/33(3)(6)(7)	77,161	9,770

Series 2004-51, Class XP
7.23% due 07/25/34(3)(6)(7)	47,722	6,599
Series 2002-33, Class A2
7.50% due 06/25/32(6)	33,606	34,877
Series 2004-14, Class A2
7.50% due 01/25/42(6)	37,599	39,585
Series 2005-74, Class CS
18.70% due 05/25/35(3)(6)	65,827	72,254
Series 2005-57, Class DC
20.20% due 12/25/34(3)(6)	56,330	59,284
Series 2005-45, Class DC
22.60% due 06/25/35(3)(6)	66,186	75,301
Series 2005-99, Class SA
22.80% due 11/25/35(3)(6)	67,838	78,024
Series 2006-8, Class HP
22.80% due 03/25/36(3)(6)	74,082	85,027
Series 2005-74, Class CP
23.00% due 05/25/35(3)(6)	65,827	75,005
Series 2005-57, Class CD
23.40% due 01/25/35(3)(6)	64,318	73,117
Series 2006-8, Class PK
24.50% due 03/25/36(3)(6)	81,383	94,131
Series 2005-37, Class SU
27.30% due 03/25/35(3)(6)	53,472	65,730
Series 2006-63, Class SP
36.50% due 07/25/36(3)(6)	75,824	103,242
Series 2006-70, Class SJ
36.80% due 06/25/36(3)(6)	74,183	103,180
Federal National Mtg. Assoc., STRIPS
Series 385, Class 3
5.00% due 01/25/38(6)(7)	190,252	28,089
Series 383, Class 29
6.00% due 01/01/38(6)(7)	256,869	25,359
Series 381, Class 14
6.50% due 04/25/37(6)(7)	81,247	7,531
Series 386, Class 14
6.50% due 04/25/38(6)(7)	240,364	21,274
Federal National Mtg. Assoc.
Series 2002-T1, Class IO
0.43% due 11/25/31(6)(7)	268,068	2,495
Series 2002-T4, Class IO
0.45% due 12/25/41(6)(7)	1,335,671	14,835
Series 2002-T12, Class IO
0.55% due 08/25/41(6)(7)	238,504	3,557
Series 2002-T4, Class A2
7.00% due 12/25/41(6)	11,155	11,486
Series 2002-T16, Class A2
7.00% due 07/25/42(6)	29,227	30,752
Series 2004-T3, Class 1A3
7.00% due 02/25/44(6)	13,747	14,361
Series 2001-T5, Class A3
7.50% due 06/19/30(6)	2,305	2,392
Series 2002-T1, Class A3
7.50% due 11/25/31(6)	36,014	37,916
Series 1999-T2, Class A1
7.50% due 01/19/39(6)	51,837	54,332
Series 2001-T1, Class A1
7.50% due 10/25/40(6)	11,187	11,778
Series 2001-T3, Class A1
7.50% due 11/25/40(6)	4,246	4,471
Series 2001-T4, Class A1
7.50% due 07/25/41(6)	9,289	9,780
Series 2001-T12, Class A2
7.50% due 08/25/41(6)	15,979	16,823
Series 2002-T4, Class A3
7.50% due 12/25/41(6)	49,379	51,986
Series 2002-T12, Class A3
7.50% due 05/25/42(6)	17,382	18,039
Series 2004-T2, Class 1A4
7.50% due 11/25/43(6)	20,417	21,496
Series 2004-T3, Class 1A4
7.50% due 02/25/44(6)	2,236	2,337
Series 2004-T3, Class PT1
8.91% due 01/25/44(6)	38,948	41,893
Series 2002-T1, Class A4
9.50% due 11/25/31(6)	8,375	9,087
Series 2002-T6, Class A3
9.50% due 10/25/41(6)	10,543	11,440
Series 2002-T4, Class A4
9.50% due 12/25/41(6)	6,266	6,799
Series 2002-T12, Class A4
9.50% due 05/25/42(6)	5,378	5,835
		22,900,027

Government National Mtg. Assoc. — 0.5%
6.50% due 08/20/37	286,948	298,408
6.50% due 09/20/37	73,243	76,168
Government National Mtg. Assoc., REMIC
Series 2007-6, Class TD
0.00% due 02/20/37(3)(6)	65,914	62,443
Series 2007-33, Class TB
0.00% due 06/20/37(3)(6)	66,759	62,884
Series 2007-35, Class UF
0.00% due 06/16/37(3)(6)	8,770	8,884
Series 2007-49, Class UF
0.00% due 08/20/37(3)(6)	6,950	6,903
Series 2004-41, Class SG
5.49% due 03/20/34(3)(6)(7)	126,733	7,530
Series 2005-3, Class SN
5.59% due 01/20/35(3)(6)(7)	101,272	9,093
Series 2005-17, Class S
5.67% due 02/20/35(3)(6)(7)	81,369	7,935
Series 2007-1, Class S
5.69% due 01/20/37(3)(6)(7)	209,827	17,599
Series 2007-7, Class EI
5.69% due 02/20/37(3)(6)(7)	65,623	5,434
Series 2007-8, Class SA
5.69% due 03/20/37(3)(6)(7)	93,819	8,344
Series 2006-10, Class SM
5.74% due 03/20/36(3)(6)(7)	311,079	27,370
Series 2006-16, Class SX
5.78% due 03/20/36(3)(6)(7)	93,985	8,470
Series 2005-65, Class SI
5.84% due 08/20/35(3)(6)(7)	59,516	4,626
Series 2007-36, Class SG
5.96% due 06/20/37(3)(6)(7)	689,515	61,360
Series 2006-26, Class S
5.99% due 06/20/36(3)(6)(7)	268,519	25,005
Series 2007-58, Class SA
5.99% due 10/20/37(3)(6)(7)	843,728	53,423
Series 2008-4, Class SA
6.01% due 01/20/38(2)(3)(6)(7)	352,115	20,583
Series 2007-64, Class AI
6.04% due 10/20/37(3)(6)(7)	730,621	48,610
Series 2008-3, Class SA
6.04% due 01/20/38(3)(6)(7)	115,796	7,364
Series 2006-38, Class SG
6.14% due 09/20/33(3)(6)(7)	69,859	4,337
Series 2007-68, Class PI
6.14% due 11/20/37(3)(6)(7)	94,947	7,176
Series 2004-88, Class S
6.19% due 04/20/32(3)(6)(7)	57,383	3,651
Series 2007-58, Class PS
6.19% due 10/20/37(3)(6)(7)	557,385	43,689
Series 2007-53, Class SY
6.23% due 09/20/37(3)(6)(7)	93,564	8,206
Series 2005-84, Class AS
6.29% due 11/20/35(3)(6)(7)	68,827	5,531
Series 2007-9, Class BI
6.31% due 03/20/37(3)(6)(7)	83,881	5,910
Series 2007-26, Class SG
6.34% due 04/20/37(3)(6)(7)	99,700	7,358
Series 2007-17, Class IC
5.21% due 04/16/37(3)(6)(7)	72,747	7,532
Series 2005-71, Class SA
5.32% due 09/16/35(3)(6)(7)	82,473	9,097
Series 2007-49, Class NY
6.59% due 12/20/35(3)(6)(7)	456,110	36,529
Series 2008-40, Class SA
5.36% due 05/16/38(2)(3)(6)(7)	401,841	28,229
Series 2008-2, Class SM
5.46% due 01/16/38(3)(6)(7)	123,641	9,724
Series 2006-62, Class SA
6.83% due 11/20/36(3)(6)(7)	62,862	4,539
Series 2006-62, Class SI
6.87% due 10/20/36(3)(6)(7)	65,497	4,759
Series 2008-29, Class SA
7.27% due 03/20/38(3)(6)(7)	191,393	14,686
Series 2007-47, Class SA
6.06% due 08/16/36(3)(6)(7)	122,824	11,314
Series 2004-26, Class IS
6.16% due 04/16/34(3)(6)(7)	64,708	5,150
Series 2005-7, Class JM
14.40% due 05/18/34(3)(6)	64,041	68,890
Series 2005-84, Class SL
17.40% due 11/16/35(3)(6)	78,678	77,366
		1,192,109
Total U.S. Government Agencies (cost $24,621,621)		25,540,847
EXCHANGE TRADED FUNDS — 1.7%
Index Fund — 0.1%
iShares MSCI EAFE Index Fund	5,132	230,273
Index Fund-Large Cap — 1.1%
SPDR Trust, Series 1	25,791	2,327,380
Index Fund-Small Cap — 0.3%
iShares Russell 2000 Growth Index Fund	7,465	379,670
iShares Russell 2000 Value Index Fund	7,400	363,858
		743,528
Mid-Cap Equity Funds — 0.2%
Midcap SPDR Trust Series 1	3,275	318,199
Total Exchange Traded Funds (cost $3,679,186)		3,619,380
RIGHTS — 0.2%
Banks-Commercial — 0.2%
DBS Group Holdings, Ltd. Expires 01/23/09†(1)	84,000	390,509
HBOS PLC Expires 01/09/09†	40,236	0
Lloyds TSB Group PLC Expires 01/13/09†	4,411	0
Total Rights (cost $786,292)		390,509
EQUITY CERTIFICATES — 0.2%
Finance - Mortgage Loan/Banker — 0.0%
UBS AG-Housing Development Finance (2)(11)	2,464	75,190
Finance-Investment Banker/Broker — 0.2%
Citigroup Global Markets Holdings, Inc.-
Qatar National Bank (11)	2,325	108,589
Citigroup Global Markets Holdings, Inc.-
Qatar Telecom (11)	2,203	66,597
Merrill Lynch International, Inc.-
Aldar Properties (11)	91,247	98,625
		273,811
Steel-Producers — 0.0%
UBS AG-Baoshah Iron & Steel Co.(2)(11)	42,600	28,972
Total Equity Certificates (cost $515,799)		377,973
WARRANTS — 0.0%
Finance-Investment Banker/Broker — 0.0%
Vertis Holding, Inc.
Expires 10/15/18(2)
(cost $0)	88	0
Total Long-Term Investment Securities (cost $243,175,774)		187,195,837
SHORT-TERM INVESTMENT SECURITIES — 4.6%
Asset-Backed Commercial Paper — 1.8%
Starbird Funding Corp.
1.00% due 01/02/09	4,000,000	3,999,955
U.S. Government Treasuries — 2.8%
United States Treasury Bill
0.01% due 05/15/09(16)	1,600,000	1,599,474
United States Treasury Bills
0.01% due 11/19/09(16)	4,542,000	4,528,392
		6,127,866
Total Short-Term Investment Securities (cost $10,111,327)		10,127,821
REPURCHASE AGREEMENT — 15.5%
Agreement with Bank of America Securities, LLC, bearing interest at 0.01% dated 12/31/08 to be repurchased 01/02/09 in the amount of $33,619,019 and collateralized by Federal National Mortgage Association Discount Notes bearing interest at 0.38% due 05/29/09 and having an approximate value of $34,411,756 (cost $33,619,000)	33,619,000	33,619,000
TOTAL INVESTMENTS (cost $286,906,101)(20)	106.1%	230,942,658
Liabilities in excess of other assets	(6.1)	(13,366,543)
NET ASSETS	100.0%	217,576,115

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $3,240,828 representing 1.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Fair valued security; see Note 1
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(4)	Commercial Mortgage Backed Security
(5)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.

(6)	Collateralized Mortgage Obligation
(7)	Interest Only
(8)	Perpetual maturity - maturity date reflects the next call date.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	Security in default
(11)	Illiquid Security. At December 31, 2008, the aggregate value of these securities was $2,959,512 representing 1.4% of net assets.
(12)

To the extent permitted by the Statement of Additional Information, the Asset Allocation: Diversified Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities.The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Asset Allocation: Diversified Growth Portfolio held the following restricted securities:

		Shares			Market
	Acquisition	/Principal	Acquisition	Market	Value	% of
Name	Date	Amount	Cost	Value	Per Share	Net Assets

Marriott Vacation Club Owner Trust Series 2002-1A, Class A1 (Asset Backed) 1.21% due 12/20/24	11/13/2002	$10,564	$10,564	$9,525	$90.16	0.00%
FFCA Secured Lending Corp. (Asset Backed) 7.77% due 09/18/27	11/17/2000	64,164	64,150	12,833	20.00	0.01%
Seagate Technology Common Stock	11/22/2000	970	0	0	0.00	0.00%
			$74,714	$22,358		0.01%

(13)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(14)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(15)	Income may be received in cash or additional shares at the discretion of the issuer.
(16)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(17)	Bond in default
(18)	Bond is in default subsequent to December 31, 2008.
(19)	Subsequent to December 31, 2008, the company has filed for Chapter 11 bankruptcy protection.
(20)	See Note 4 for cost of investments on a tax basis.
(21)	Denominated in United States dollars unless otherwise indicated.
(22)	Consist of more than one class of securities traded together as a unit.
ADR	— American Depository Receipt
CDO	— Collateralized Debt Obligation
GDR	— Global Depository Receipt
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open put option contracts written at December 31, 2008  were as follows:

						Unrealized
	Contract		Number of	Premiums	Market Value at	Appreciation
Issue	Month	Strike Price	Contracts	Received	December 31, 2008	(Depreciation)

Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	May-2012	$5.51	1,423,500	$56,442	$458,192	$(401,750)

Option to enter an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2012	May-2012	5.51	1,423,500	56,442	31,296	25,146
			2,847,000	$112,884	$489,488	$(376,604)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)

10 Long	90 Day Euro Dollar	March-09	$2,426,038	$2,473,500	$47,462
8 Short	90 Day Euro Dollar	June-09	1,945,126	1,977,400	(32,274)
4 Long	90 Day Euro Dollar	September-09	969,287	987,450	18,163
3 Short	90 Day Euro Dollar	December-09	726,265	739,388	(13,123)
8 Long	90 Day Euro Dollar	March-10	1,929,038	1,969,400	40,362
10 Long	90 Day Euro Dollar	June-10	2,404,787	2,456,500	51,713
10 Long	90 Day Euro Dollar	September-10	2,398,037	2,451,875	53,838
13 Short	Amsterdam Index	January-09	876,244	888,740	(12,496)
22 Short	CAC 40 10 Euro	January-09	967,077	983,246	(16,169)
27 Long	Canada 10YR Bond	March-09	2,809,230	2,804,655	(4,575)
1 Short	DAX Index	March-09	164,996	167,703	(2,707)
386 Short	Dow Jones Euro STOXX 50	March-09	13,063,475	13,122,060	(58,585)
8 Long	Japan 10YR Mini	March-09	1,235,100	1,231,891	(3,209)
5 Long	Euro-BOBL	March-09	800,183	806,236	6,053
30 Long	Euro-Bund	March-09	5,179,851	5,196,652	16,801
147 Long	FTSE 100 Index	March-09	9,218,389	9,401,490	183,101
51 Short	FTSE 100 Index	March-09	3,163,072	3,261,741	(98,669)
7 Long	Hang Seng Index	January-09	655,987	650,544	(5,443)
7 Long	Japan 10YR Bond	March-09	10,758,537	10,807,582	49,045
4 Long	Long Gilt	March-09	675,173	719,509	44,336
6 Short	Long Gilt	March-09	1,022,672	1,079,264	(56,592)
13 Short	MSCI Singapore Index ETS	January-09	381,811	394,672	(12,861)
128 Short	OMXS 30 Index	January-09	1,084,302	1,079,333	4,969
76 Short	Russell 2000 Mini	March-09	3,568,856	3,784,040	(215,184)
42 Long	Russell 2000 Mini	March-09	1,981,222	2,091,180	109,958
109 Long	S&P Mid 400 E-mini	March-09	5,510,574	5,855,480	344,906
7 Short	S&P Mid 400 E-mini	March-09	360,590	376,040	(15,450)
3 Short	S&P/MIB Index	March-09	403,871	404,235	(364)
12 Long	S&P/TSX 60 Index	March-09	1,035,162	1,061,837	26,675
73 Short	S&P 500 E-mini	March-09	3,243,021	3,285,365	(42,344)
703 Long	S&P 500 E-mini	March-09	31,343,858	31,638,515	294,657
34 Long	SPI 200	March-09	2,081,460	2,192,094	110,634
16 Short	SPI 200	March-09	977,253	1,031,573	(54,320)
100 Short	Topix Index	March-09	9,132,266	9,498,119	(365,853)
26 Short	US Treasury 2YR Notes	March-09	5,606,397	5,669,625	(63,228)
30 Long	US Treasury 2YR Notes	March-09	6,497,895	6,541,875	43,980
84 Short	US Treasury 5YR Notes	March-09	9,695,107	10,000,594	(305,487)
23 Long	US Treasury 5YR Notes	March-09	2,696,477	2,738,258	41,781
149 Long	US Treasury 10YR Notes	March-09	17,441,761	18,736,750	1,294,989
109 Short	US Treasury 10YR Notes	March-09	13,772,792	13,706,750	66,042
28 Short	US Treasury Long Bonds	March-09	3,347,832	3,865,313	(517,481)
9 Long	US Treasury Long Bonds	March-09	1,260,880	1,242,422	(18,458)
					$934,593

TOTAL RETURN SWAP CONTRACTS(2)(11)

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed payments paid by Portfolio	Total return received by Portfolio	Gross Unrealized Appreciation
Goldman Sachs	$3,694	08/28/09	3 month USD-LIBOR-BBA	iShares MSCI Emerging Market Index	$323,364
JP Morgan	3,556	08/19/09	3 month USD-LIBOR-BBA	iShares MSCI Emerging Market Index	450,890
					$774,254

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed payments received by Portfolio	Total return received (paid) by Portfolio	Gross Unrealized (Depreciation)
Morgan Stanley	$233	02/03/09	3 month USD-LIBOR-BBA	MSCI Equity Index	(18,203)
Net Unrealized Appreciation (Depreciation)					$756,051

BBA-British Banker’s Association

LIBOR-London Interbank Offered Rate

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments received by the Fund	Payments made by the Fund	Upfront Payments made (Received) by the Fund	Gross Unrealized Appreciation
Credit Suisse	$1,000	12/10/2028	2.810%	3 month LIBOR	$(6,584)	$3,992
Credit Suisse	210	12/10/2038	3 month LIBOR	2.690%	2,260	1,226
Goldman Sachs	100	11/18/2018	4.100%	3 month LIBOR	—	12,849
Goldman Sachs	816	10/24/2010	2.600%	3 month LIBOR	(385)	16,117
JP Morgan	20,363	03/25/2010	2.325%	3 month LIBOR	—	259,755
JP Morgan	1,539	03/25/2010	2.500%	3 month LIBOR	—	27,272
UBS Securities	3,536	11/10/2018	4.450%	3 month LIBOR	89,827	494,868
					$85,118	$816,079

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments received by the Fund	Payments made by the Fund	Upfront Payments made (Received) by the Fund	Gross Unrealized (Depreciation)
Bank Of America NA	$171	10/01/2018	3 month LIBOR	4.300%	$534	$(26,028)
Bank Of America NA	304	09/18/2038	3 month LIBOR	4.361%	—	(98,081)
Citibank NA	294	09/18/2038	3 month LIBOR	4.452%	—	(100,234)
Credit Suisse	4,759	10/31/2013	3 month LIBOR	3.800%	(3,339)	(362,318)
Credit Suisse	630	12/10/2038	2.690%	3 month LIBOR	(6,734)	(3,676)
Credit Suisse	10,000	12/15/2010	3 month LIBOR	3.411%	—	(366,118)
Goldman Sachs	12	11/18/2010	3 month LIBOR	2.350%	—	(188)
Goldman Sachs	63	11/18/2013	3 month LIBOR	3.450%	—	(3,634)
JP Morgan	1,233	03/11/2038	3 month LIBOR	5.030%	—	(557,482)
JP Morgan	408	11/04/2013	3 month LIBOR	3.850%	(1,937)	(30,350)
JP Morgan	3,957	03/05/2018	3 month LIBOR	4.325%	—	(587,755)
JP Morgan	442	11/04/2018	3 month LIBOR	4.450%	(1,333)	(71,459)
					(12,809)	(2,207,323)
Net Unrealized Appreciation (Depreciation)					$72,309	$(1,391,244)

LIBOR-London Interbank Offered Rate

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
* AUD	12,854,200	USD	9,740,543	01/21/2009	$794,679
* CAD	3,467,600	USD	3,135,484	01/21/2009	327,466
* EUR	3,715,900	USD	5,240,700	01/21/2009	79,139
* GBP	8,866,400	USD	13,034,608	01/21/2009	292,660
* JPY	4,071,900	USD	45,159	01/21/2009	225
* MXN	1,757,300	USD	130,946	01/21/2009	4,768
* NZD	315,600	USD	207,570	01/21/2009	23,607
* SEK	2,082,100	USD	267,018	01/21/2009	3,807
* ZAR	4,069,700	USD	470,758	01/21/2009	32,731
* USD	6,013,962	AUD	9,188,700	01/21/2009	380,902
* USD	20,039	CAD	25,700	01/21/2009	773
* USD	7,108,791	CHF	8,546,600	01/21/2009	922,488
* USD	17,647,294	EUR	13,751,000	01/21/2009	1,453,494
* USD	5,375,291	JPY	497,220,800	01/21/2009	111,554
* USD	2,796,177	NOK	19,842,700	01/21/2009	34,171
* USD	176,641	NZD	315,600	01/21/2009	7,322
* USD	2,592,582	SEK	20,924,000	01/21/2009	52,543
* USD	616,831	SGD	942,900	01/21/2009	37,268
* USD	184,681	ZAR	1,906,900	01/21/2009	20,561
					$4,580,158

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	(Depreciation)
* AUD	7,557,200	USD	5,020,503	01/21/2009	$(238,920)
* CHF	8,854,800	USD	7,377,853	01/21/2009	(943,043)
* EUR	17,724,900	USD	22,732,767	01/21/2009	(1,887,957)
* JPY	717,424,200	USD	7,740,019	01/21/2009	(176,776)
* MXN	1,757,200	USD	123,725	01/21/2009	(2,447)
* NOK	23,267,400	USD	3,281,590	01/21/2009	(37,254)
* SEK	27,660,400	USD	3,422,982	01/21/2009	(73,730)
* SGD	1,784,100	USD	1,167,819	01/21/2009	(69,830)
* USD	9,012,532	AUD	11,948,200	01/21/2009	(697,198)
* USD	1,395,207	CAD	1,570,000	01/21/2009	(123,841)
* USD	934,828	EUR	667,800	01/21/2009	(7,222)
* USD	12,581,839	GBP	8,561,100	01/21/2009	(278,639)
USD	514,183	HKD	3,983,600	01/21/2009	(124)
* USD	3,066,471	JPY	274,413,700	01/21/2009	(38,308)
* USD	265,149	MXN	3,514,500	01/21/2009	(12,800)
* USD	233,274	ZAR	2,162,800	01/21/2009	(489)
					$(4,588,578)
Net Unrealized Appreciation/(Depreciation)					$(8,420)

*	Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

	AUD	—	Australian Dollar
	CAD	—	Canadian Dollar
	CHF	—	Swiss Franc
	EUR	—	Euro Dollar
	GBP	—	Pound Sterling
	HKD	—	Hong Kong Dollar
	JPY	—	Japanese Yen
	MXN	—	Mexican Peso
	NOK	—	Norwegian Krone
	NZD	—	New Zealand Dollar
	SEK	—	Swedish Krona
	SGD	—	Singapore Dollar
	USD	—	United States Dollar
	ZAR	—	South African Rand

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STOCK PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 96.2%
Aerospace/Defense — 0.2%
General Dynamics Corp.	5,900	$339,781
Agricultural Chemicals — 0.4%
Monsanto Co.	11,000	773,850
Applications Software — 3.2%
Microsoft Corp.	219,750	4,271,940
Salesforce.com, Inc.†	40,200	1,286,802
		5,558,742
Athletic Footwear — 0.9%
NIKE, Inc., Class B	29,800	1,519,800
Banks-Fiduciary — 0.8%
Northern Trust Corp.	13,700	714,318
State Street Corp.	17,600	692,208
		1,406,526
Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	62,300	3,412,171
The Coca-Cola Co.	33,100	1,498,437
		4,910,608
Cable TV — 0.8%
Shaw Communications, Inc., Class B	82,700	1,462,136
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	900	38,034
Cellular Telecom — 1.5%
Leap Wireless International, Inc.†	33,300	895,437
MetroPCS Communications, Inc.†	113,900	1,691,415
		2,586,852
Commercial Services-Finance — 2.9%
Automatic Data Processing, Inc.	64,100	2,521,694
Mastercard, Inc., Class A	100	14,293
Moody’s Corp.	40,100	805,609
The Western Union Co.	119,700	1,716,498
Visa, Inc., Class A	400	20,980
		5,079,074
Computer Aided Design — 0.9%
Autodesk, Inc.†	78,900	1,550,385
Computer Services — 1.8%
Accenture, Ltd., Class A	94,200	3,088,818
Computers — 4.8%
Apple, Inc.†	71,800	6,128,130
Dell, Inc.†	61,300	627,712
Research In Motion, Ltd.†	37,600	1,525,808
		8,281,650
Computers-Memory Devices — 0.3%
EMC Corp.†	57,500	602,025
Cosmetics & Toiletries — 1.7%
Procter & Gamble Co.	47,092	2,911,228
Data Processing/Management — 0.7%
Fiserv, Inc.†	31,100	1,131,107
Dental Supplies & Equipment — 0.4%
Dentsply International, Inc.	23,900	674,936
Diversified Banking Institutions — 0.6%
The Goldman Sachs Group, Inc.	11,500	970,485
Diversified Manufacturing Operations — 3.5%
Danaher Corp.	106,800	6,045,948
Diversified Minerals — 0.5%
BHP Billiton, Ltd.(1)	44,100	928,804
E-Commerce/Products — 3.4%
Amazon.com, Inc.†	114,500	5,871,560
E-Commerce/Services — 0.7%
Expedia, Inc.†	66,859	550,918
Priceline.com, Inc.†	9,500	699,675
		1,250,593
Electronic Components-Semiconductors — 0.6%
Broadcom Corp., Class A†	24,700	419,159
Intel Corp.	47,200	691,952
		1,111,111
Electronic Forms — 0.3%
Adobe Systems, Inc.†	24,300	517,347
Entertainment Software — 0.2%
Electronic Arts, Inc.†	26,200	420,248
Finance-Credit Card — 0.1%
Redecard SA(1)	21,100	235,263
Food-Misc. — 2.2%
Groupe DANONE(1)	29,498	1,780,351
Nestle SA(1)	49,320	1,943,828
		3,724,179
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	41,800	958,892
Health Care Cost Containment — 0.7%
McKesson Corp.	29,600	1,146,408
Industrial Audio & Video Products — 0.7%
Dolby Laboratories, Inc., Class A†	36,900	1,208,844
Industrial Gases — 1.4%
Praxair, Inc.	39,300	2,332,848
Internet Application Software — 0.6%
Tencent Holdings, Ltd.(1)	145,600	947,891
Internet Security — 1.9%
McAfee, Inc.†	37,400	1,292,918
VeriSign, Inc.†	101,600	1,938,528
		3,231,446
Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	5,200	697,580
Franklin Resources, Inc.	13,000	829,140
		1,526,720
Machinery-Farming — 0.8%
Deere & Co.	33,800	1,295,216
Medical Instruments — 2.7%
Intuitive Surgical, Inc.†	2,700	342,873
Medtronic, Inc.	95,300	2,994,326
St. Jude Medical, Inc.†	37,500	1,236,000
		4,573,199
Medical Products — 3.4%
Baxter International, Inc.	24,200	1,296,878
Becton Dickinson & Co.	26,600	1,819,174
Covidien, Ltd.	48,125	1,744,050
Stryker Corp.	26,900	1,074,655
		5,934,757
Medical-Biomedical/Gene — 7.1%
Amgen, Inc.†	19,000	1,097,250

Celgene Corp.†	21,600	1,194,048
Genentech, Inc.†	46,700	3,871,897
Gilead Sciences, Inc.†	117,800	6,024,292
		12,187,487
Medical-Drugs — 3.5%
Allergan, Inc.	53,300	2,149,056
Elan Corp. PLC ADR†	75,800	454,800
Novo-Nordisk A/S, Class B(1)	12,302	626,041
Wyeth	72,700	2,726,977
		5,956,874
Medical-Generic Drugs — 0.5%
Teva Pharmaceutical Industries, Ltd. ADR	19,500	830,115
Medical-HMO — 2.8%
Aetna, Inc.	52,100	1,484,850
Humana, Inc.†	9,700	361,616
WellPoint, Inc.†	71,500	3,012,295
		4,858,761
Multimedia — 1.9%
The McGraw-Hill Cos., Inc.	144,600	3,353,274
Networking Products — 2.2%
Cisco Systems, Inc.†	151,700	2,472,710
Juniper Networks, Inc.†	74,100	1,297,491
		3,770,201
Oil Companies-Exploration & Production — 0.8%
EOG Resources, Inc.	19,900	1,324,942
Oil Companies-Integrated — 2.8%
Chevron Corp.	14,400	1,065,168
Exxon Mobil Corp.	47,634	3,802,622
		4,867,790
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	32,300	662,150
Oil-Field Services — 2.6%
Baker Hughes, Inc.	4,000	128,280
Schlumberger, Ltd.	78,700	3,331,371
Smith International, Inc.	43,500	995,715
		4,455,366
Optical Supplies — 0.7%
Alcon, Inc.	13,400	1,195,146
Pharmacy Services — 4.1%
Express Scripts, Inc.†	40,600	2,232,188
Medco Health Solutions, Inc.†	115,800	4,853,178
		7,085,366
Retail-Discount — 1.3%
Costco Wholesale Corp.	41,700	2,189,250
Retail-Drug Store — 1.0%
CVS Caremark Corp.	59,181	1,700,862
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	41,400	851,598
Retail-Restaurants — 1.4%
Yum! Brands, Inc.	78,100	2,460,150
Semiconductor Components-Integrated Circuits — 0.7%
Marvell Technology Group, Ltd.†	183,700	1,225,279
Telecom Services — 0.4%
Bharti Airtel, Ltd.† (1)	52,065	766,818
Toys — 1.2%
Nintendo Co., Ltd.(1)	5,500	2,113,072
Transport-Rail — 0.2%
Union Pacific Corp.	6,000	286,800
Transport-Services — 1.8%
Expeditors International of Washington, Inc.	53,200	1,769,964
United Parcel Service, Inc., Class B	23,100	1,274,196
		3,044,160
Web Portals/ISP — 3.0%
Google, Inc., Class A†	16,800	5,168,520
Wireless Equipment — 5.4%
American Tower Corp., Class A†	191,500	5,614,780
QUALCOMM, Inc.	101,800	3,647,494
		9,262,274
Total Common Stock
(cost $210,964,428)		165,763,566
PREFERRED STOCK — 0.9%
Oil Companies-Integrated — 0.9%
Petroleo Brasileiro SA ADR (cost $2,996,004)	72,000	1,469,520
Total Long-Term Investment Securities
(cost $213,960,432)		167,233,086
SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Company — 3.0%
T. Rowe Price Reserve Investment Fund
(cost $5,203,221)	5,203,221	5,203,221
TOTAL INVESTMENTS
(cost $219,163,653)(2)	100.1%	172,436,307
Liabilities in excess of other assets	(0.1)	(111,977)
NET ASSETS	100.0%	$172,324,330

†	Non-income producing security
(1)	Security was valued using fair value procedures at Decenber 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Pricipal Amount	Market Value (Note 1)
COMMON STOCK — 92.7%
Advertising Agencies — 0.0%
Omnicom Group, Inc.	3,161	$85,094
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	32,920	413,475
Aerospace/Defense — 0.5%
Boeing Co.	5,707	243,518
General Dynamics Corp.	3,594	206,979
Lockheed Martin Corp.	5,291	444,867
Rockwell Collins, Inc.	2,516	98,350
		993,714
Aerospace/Defense-Equipment — 0.6%
United Technologies Corp.	19,982	1,071,035
Agricultural Chemicals — 1.1%
CF Industries Holdings, Inc.	605	29,742
Monsanto Co.	27,705	1,949,046
Syngenta AG(2)	283	54,826
		2,033,614
Agricultural Operations — 0.8%
Bunge, Ltd.	30,580	1,583,127
Airlines — 0.0%
Southwest Airlines Co.	4,585	39,523
Apparel Manufacturers — 0.6%
Coach, Inc.†	51,636	1,072,480
Polo Ralph Lauren Corp.	510	23,159
		1,095,639
Applications Software — 2.7%
Citrix Systems, Inc.†	1,905	44,901
Compuware Corp.†	3,918	26,446
Intuit, Inc.†	5,087	121,020
Microsoft Corp.	256,204	4,980,606
Salesforce.com, Inc.†	1,667	53,361
		5,226,334
Athletic Footwear — 0.2%
NIKE, Inc., Class B	6,235	317,985
Audio/Video Products — 0.0%
Harman International Industries, Inc.	502	8,398
Auto-Cars/Light Trucks — 0.0%
General Motors Corp.	2,814	9,005
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,764	164,850
Banks-Commercial — 0.0%
First Horizon National Corp.	1,436	15,179
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,631	85,040
State Street Corp.	3,158	124,204
		209,244
Banks-Super Regional — 0.3%
Wells Fargo & Co.	20,880	615,542
Beverages-Non-alcoholic — 2.4%
Dr. Pepper Snapple Group, Inc.†	2,459	39,959
Pepsi Bottling Group, Inc.	1,138	25,616
PepsiCo, Inc.	53,214	2,914,531
The Coca-Cola Co.	37,361	1,691,332
		4,671,438
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	888	45,723
Constellation Brands, Inc., Class A†	1,299	20,485
		66,208
Brewery — 0.8%
Anheuser-Busch InBev NV(2)	63,745	1,477,885
Building-Residential/Commercial — 0.0%
Centex Corp.	810	8,618
D.R. Horton, Inc.	1,489	10,527
KB Home	706	9,616
Pulte Homes, Inc.	1,664	18,188
		46,949
Cable TV — 0.5%
Comcast Corp., Class A	48,605	820,452
Scripps Networks Interactive, Inc., Class A	644	14,168
The DIRECTV Group, Inc.†	3,646	83,530
		918,150
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	979	41,373
Cellular Telecom — 1.0%
America Movil SAB de CV, Series L ADR	44,090	1,366,349
MetroPCS Communications, Inc.†	32,040	475,794
		1,842,143
Chemicals-Diversified — 0.0%
Rohm & Haas Co.	1,112	68,710
Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,665	93,675
International Flavors & Fragrances, Inc.	712	21,161
Sigma-Aldrich Corp.	1,335	56,390
		171,226
Coal — 0.1%
CONSOL Energy, Inc.	2,880	82,311
Peabody Energy Corp.	2,839	64,587
		146,898
Coatings/Paint — 0.1%
The Sherwin-Williams Co.	1,561	93,270
Commercial Services — 0.6%
Iron Mountain, Inc.†	46,850	1,158,600
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	4,197	165,110
Equifax, Inc.	2,007	53,226
Global Payments, Inc.	26,200	859,098
Mastercard, Inc., Class A	1,150	164,369
Moody’s Corp.	1,173	23,566
Paychex, Inc.	5,103	134,107
The Western Union Co.	87,493	1,254,650
Total Systems Services, Inc.	3,128	43,792
Visa, Inc., Class A	17,970	942,526
		3,640,444
Computer Aided Design — 0.0%
Autodesk, Inc.†	3,596	70,661
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	1,008	46,317

Cognizant Technology Solutions Corp., Class A†	44,698	807,246
		853,563
Computers — 9.3%
Apple, Inc.†	103,033	8,793,866
Dell, Inc.†	111,443	1,141,176
Hewlett-Packard Co.	25,300	918,137
International Business Machines Corp.	15,160	1,275,866
Research In Motion, Ltd.†	140,205	5,689,519
		17,818,564
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,371	20,332
Computers-Memory Devices — 0.2%
EMC Corp.†	21,731	227,523
NetApp, Inc.†	5,247	73,301
SanDisk Corp.†	3,592	34,483
		335,307
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,246	33,517
Consumer Products-Misc. — 0.7%
Fortune Brands, Inc.	25,980	1,072,454
Kimberly-Clark Corp.	4,143	218,502
		1,290,956
Containers-Metal/Glass — 0.0%
Ball Corp.	1,503	62,510
Owens-Illinois, Inc.†	664	18,147
		80,657
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,065	26,497
Sealed Air Corp.	1,531	22,873
		49,370
Cosmetics & Toiletries — 1.5%
Avon Products, Inc.	6,775	162,803
Colgate-Palmolive Co.	8,021	549,759
Procter & Gamble Co.	33,216	2,053,413
The Estee Lauder Cos., Inc., Class A	1,841	56,998
		2,822,973
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	857	66,160
Fiserv, Inc.†	2,545	92,562
		158,722
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,160	32,758
Patterson Cos., Inc.†	1,449	27,169
		59,927
Dialysis Centers — 0.0%
DaVita, Inc.†	1,650	81,790
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	1,041	87,715
Distribution/Wholesale — 0.5%
Fastenal Co.	2,054	71,582
WW Grainger, Inc.	11,792	929,681
		1,001,263
Diversified Banking Institutions — 1.4%
JPMorgan Chase & Co.	52,650	1,660,055
The Goldman Sachs Group, Inc.	12,118	1,022,638
		2,682,693
Diversified Financial Services — 0.1%
IntercontinentalExchange, Inc.†	1,148	94,641
Diversified Manufacturing Operations — 0.7%
3M Co.	11,013	633,688
Danaher Corp.	8,514	481,977
Illinois Tool Works, Inc.	3,190	111,809
ITT Corp.	1,645	75,654
Parker Hannifin Corp.	1,409	59,939
		1,363,067
Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	66,545	805,860
Diversified Operations — 0.0%
Leucadia National Corp.†	1,660	32,868
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	12,912	662,127
E-Commerce/Services — 0.1%
eBay, Inc.†	17,047	237,976
Expedia, Inc.†	1,432	11,800
		249,776
Electric Products-Misc. — 0.1%
Emerson Electric Co.	7,315	267,802
Electronic Components-Misc. — 0.2%
Gentex Corp.	52,390	462,604
Electronic Components-Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	3,578	7,728
Altera Corp.	4,726	78,971
Broadcom Corp., Class A†	3,176	53,897
Intel Corp.	42,430	622,024
LSI Corp.†	3,896	12,818
MEMC Electronic Materials, Inc.†	3,567	50,937
National Semiconductor Corp.	3,100	31,217
NVIDIA Corp.†	5,377	43,392
QLogic Corp.†	1,301	17,485
Texas Instruments, Inc.	20,604	319,774
Xilinx, Inc.	2,525	44,996
		1,283,239
Electronic Connectors — 0.4%
Amphenol Corp., Class A	28,234	677,051
Electronic Forms — 0.1%
Adobe Systems, Inc.†	8,438	179,645
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,563	86,950
FLIR Systems, Inc.†	2,208	67,741
		154,691
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,233	90,971

Engineering/R&D Services — 1.8%
ABB, Ltd.†(2)	203,306	3,064,678
ABB, Ltd. ADR	16,820	252,468
Fluor Corp.	1,413	63,401
Jacobs Engineering Group, Inc.†	1,094	52,622
		3,433,169
Engines-Internal Combustion — 0.0%
Cummins, Inc.	2,304	61,586
Enterprise Software/Service — 2.5%
BMC Software, Inc.†	2,980	80,192
CA, Inc.	3,694	68,450
Novell, Inc.†	2,798	10,884
Oracle Corp.†	256,999	4,556,592
		4,716,118
Entertainment Software — 1.1%
Activision Blizzard, Inc.†	99,220	857,261
Electronic Arts, Inc.†	75,043	1,203,690
		2,060,951
Filtration/Separation Products — 0.0%
Pall Corp.	901	25,615
Finance-Consumer Loans — 0.0%
SLM Corp.†	7,427	66,100
Finance-Credit Card — 0.1%
American Express Co.	12,351	229,111
Discover Financial Services	4,500	42,885
		271,996
Finance-Investment Banker/Broker — 0.6%
E*TRADE Financial Corp.†	4,293	4,937
The Charles Schwab Corp.	70,584	1,141,343
		1,146,280
Finance-Other Services — 1.1%
CME Group, Inc.	9,460	1,968,721
NYSE Euronext	4,212	115,325
The NASDAQ OMX Group, Inc.†	1,233	30,467
		2,114,513
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	1,527	6,215
Food-Confectionery — 0.1%
The Hershey Co.	2,636	91,575
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,615	29,022
Food-Misc. — 0.3%
Campbell Soup Co.	3,270	98,133
General Mills, Inc.	2,868	174,231
H.J. Heinz Co.	2,948	110,845
Kellogg Co.	4,004	175,575
McCormick & Co., Inc.	1,136	36,193
		594,977
Food-Retail — 0.1%
The Kroger Co.	4,148	109,549
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	9,522	218,435
Gold Mining — 0.1%
Newmont Mining Corp.	2,816	114,611
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	843	43,903
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	74,780	731,348
Hotels/Motels — 0.8%
Marriott International, Inc., Class A	43,579	847,612
Starwood Hotels & Resorts Worldwide, Inc.	34,030	609,137
		1,456,749
Human Resources — 0.0%
Monster Worldwide, Inc.†	705	8,524
Robert Half International, Inc.	2,466	51,342
		59,866
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	2,249	72,508
Industrial Gases — 0.4%
Praxair, Inc.	11,857	703,832
Instruments-Scientific — 0.8%
Thermo Fisher Scientific, Inc.†	42,172	1,436,800
Waters Corp.†	1,562	57,247
		1,494,047
Insurance Brokers — 0.0%
AON Corp.	1,715	78,341
Insurance-Life/Health — 0.1%
AFLAC, Inc.	4,149	190,190
Torchmark Corp.	595	26,597
		216,787
Insurance-Multi-line — 0.3%
ACE, Ltd.	8,780	464,638
Loews Corp.	2,416	68,252
		532,890
Insurance-Property/Casualty — 0.2%
Chubb Corp.	2,827	144,177
The Progressive Corp.	10,738	159,030
		303,207
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,688	40,562
Internet Security — 0.1%
McAfee, Inc.†	1,164	40,239
Symantec Corp.†	7,706	104,185
VeriSign, Inc.†	3,084	58,843
		203,267
Investment Management/Advisor Services — 0.1%
Federated Investors, Inc., Class B	985	16,706
Franklin Resources, Inc.	2,404	153,327
T. Rowe Price Group, Inc.	2,875	101,890
		271,923
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,002	23,276
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	9,587	428,251

Machinery-Farming — 0.1%
Deere & Co.	3,936	150,828
Medical Information Systems — 0.0%
IMS Health, Inc.	2,891	43,828
Medical Instruments — 0.8%
Boston Scientific Corp.†	8,830	68,344
Intuitive Surgical, Inc.†	622	78,988
Medtronic, Inc.	17,772	558,396
St. Jude Medical, Inc.†	24,140	795,655
		1,501,383
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	16,126	1,038,676
Quest Diagnostics, Inc.	1,511	78,436
		1,117,112
Medical Products — 3.7%
Baxter International, Inc.	28,902	1,548,858
Becton Dickinson & Co.	2,125	145,329
Hospira, Inc.†	1,192	31,969
Johnson & Johnson	69,006	4,128,629
Stryker Corp.	3,850	153,808
Varian Medical Systems, Inc.†	1,975	69,204
Zimmer Holdings, Inc.†	25,479	1,029,861
		7,107,658
Medical-Biomedical/Gene — 7.9%
Amgen, Inc.†	16,839	972,452
Amylin Pharmaceuticals, Inc.†	34,450	373,782
Biogen Idec, Inc.†	4,637	220,860
Celgene Corp.†	67,452	3,728,747
Charles River Laboratories International, Inc.†	18,750	491,250
Genentech, Inc.†	16,915	1,402,423
Genzyme Corp.†	2,279	151,257
Gilead Sciences, Inc.†	152,679	7,808,004
Life Technologies Corp.†	1,234	28,765
Millipore Corp.†	483	24,884
		15,202,424
Medical-Drugs — 2.5%
Abbott Laboratories	12,576	671,181
Allergan, Inc.	2,395	96,566
Cephalon, Inc.†	500	38,520
Forest Laboratories, Inc.†	4,790	122,001
King Pharmaceuticals, Inc.†	1,645	17,470
Merck & Co., Inc.	41,920	1,274,368
Roche Holding AG(2)	7,914	1,218,231
Schering-Plough Corp.	49,420	841,623
Wyeth	12,062	452,446
		4,732,406
Medical-Generic Drugs — 0.6%
Mylan, Inc.†	2,518	24,903
Teva Pharmaceutical Industries, Ltd. ADR	26,230	1,116,611
Watson Pharmaceuticals, Inc.†	565	15,012
		1,156,526
Medical-HMO — 1.0%
Aetna, Inc.	3,664	104,424
Coventry Health Care, Inc.†	1,563	23,257
Humana, Inc.†	1,582	58,977
UnitedHealth Group, Inc.	56,941	1,514,631
WellPoint, Inc.†	3,641	153,395
		1,854,684
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	33,314	1,981,517
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,002	146,689
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	2,146	36,418
Multimedia — 0.6%
The McGraw-Hill Cos., Inc.	4,998	115,904
The Walt Disney Co.	11,473	260,322
Viacom, Inc., Class B†	44,479	847,770
		1,223,996
Networking Products — 3.2%
Cisco Systems, Inc.†	367,110	5,983,893
Juniper Networks, Inc.†	3,105	54,369
		6,038,262
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,352	11,911
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc.	2,755	68,296
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	2,129	54,247
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	2,254	63,991
Nabors Industries, Ltd.†	4,523	54,140
Noble Corp.	2,894	63,929
		182,060
Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	7,296	281,261
Apache Corp.	5,319	396,425
Cabot Oil & Gas Corp.	1,643	42,718
Chesapeake Energy Corp.	17,066	275,957
Devon Energy Corp.	7,022	461,416
EOG Resources, Inc.	3,967	264,123
Equitable Resources, Inc.	1,373	46,064
Noble Energy, Inc.	1,400	68,908
Occidental Petroleum Corp.	9,010	540,510
Pioneer Natural Resources Co.	1,085	17,555
Questar Corp.	2,756	90,094
Range Resources Corp.	2,469	84,909
Southwestern Energy Co.†	3,438	99,599
Whiting Petroleum Corp.†	12,570	420,592
XTO Energy, Inc.	9,167	323,320
		3,413,451
Oil Companies-Integrated — 6.7%
Chevron Corp.	32,291	2,388,565
ConocoPhillips	15,164	785,495
Exxon Mobil Corp.	80,842	6,453,617
Hess Corp.	33,889	1,817,806
Marathon Oil Corp.	6,840	187,142
Murphy Oil Corp.	3,027	134,248

Suncor Energy, Inc.	60,320	1,176,240
		12,943,113
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	16,869	345,815
National-Oilwell Varco, Inc.†	3,980	97,271
		443,086
Oil Refining & Marketing — 0.0%
Sunoco, Inc.	1,857	80,705
Oil-Field Services — 1.8%
Baker Hughes, Inc.	4,888	156,758
BJ Services Co.	4,640	54,149
Halliburton Co.	19,606	356,437
Schlumberger, Ltd.	49,311	2,087,335
Smith International, Inc.	3,478	79,611
Weatherford International, Ltd.†	61,298	663,244
		3,397,534
Optical Supplies — 0.9%
Alcon, Inc.	19,300	1,721,367
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,933	216,236
Medco Health Solutions, Inc.†	2,849	119,402
		335,638
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	164,444	710,398
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,383	31,906
Nordstrom, Inc.	1,469	19,552
The Gap, Inc.	3,261	43,665
		95,123
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	13,700	461,005
AutoZone, Inc.†	608	84,798
		545,803
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	4,127	104,908
Retail-Building Products — 1.0%
Home Depot, Inc.	16,976	390,787
Lowe’s Cos., Inc.	69,119	1,487,441
		1,878,228
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,603	56,381
Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	17,255	485,038
RadioShack Corp.	1,312	15,665
		500,703
Retail-Discount — 1.7%
Big Lots, Inc.†	561	8,129
Costco Wholesale Corp.	9,209	483,472
Family Dollar Stores, Inc.	1,310	34,152
Target Corp.	41,922	1,447,567
Wal-Mart Stores, Inc.	22,387	1,255,015
		3,228,335
Retail-Drug Store — 2.4%
CVS Caremark Corp.	150,148	4,315,253
Walgreen Co.	9,125	225,114
		4,540,367
Retail-Major Department Stores — 0.1%
Sears Holdings Corp.†	884	34,361
TJX Cos., Inc.	6,617	136,112
		170,473
Retail-Office Supplies — 0.1%
Staples, Inc.	6,236	111,749
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	3,099	112,184
Retail-Restaurants — 0.5%
McDonald’s Corp.	8,857	550,817
Starbucks Corp.†	11,689	110,578
Yum! Brands, Inc.	7,351	231,556
		892,951
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	5,136	81,971
Schools — 0.1%
Apollo Group, Inc., Class A†	1,693	129,718
Semiconductor Components-Integrated Circuits — 0.4%
Linear Technology Corp.	36,720	812,246
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	15,353	155,526
Novellus Systems, Inc.†	667	8,231
		163,757
Steel-Producers — 0.1%
Nucor Corp.	4,990	230,538
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	949	24,228
Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	45,205	430,804
Telecom Services — 0.3%
TW Telecom, Inc.†	68,120	576,976
Telecommunication Equipment — 0.1%
Harris Corp.	2,139	81,389
Tellabs, Inc.†	2,467	10,164
		91,553
Telephone-Integrated — 0.0%
Sprint Nextel Corp.†	15,891	29,081
Tobacco — 0.1%
UST, Inc.	1,769	122,733
Tools-Hand Held — 0.0%
Black & Decker Corp.	955	39,929
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	7,804	590,841
Norfolk Southern Corp.	2,589	121,812
		712,653

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,689	147,976
Expeditors International of Washington, Inc.	3,370	112,120
FedEx Corp.	2,523	161,850
United Parcel Service, Inc., Class B	21,639	1,193,607
		1,615,553
Web Hosting/Design — 0.7%
Equinix, Inc.†	24,840	1,321,240
Web Portals/ISP — 2.3%
Google, Inc., Class A†	13,732	4,224,650
Yahoo!, Inc.†	22,055	269,071
		4,493,721
Wireless Equipment — 2.8%
American Tower Corp., Class A†	64,016	1,876,949
Crown Castle International Corp.†	57,240	1,006,279
Motorola, Inc.	36,019	159,564
QUALCOMM, Inc.	62,910	2,254,066
		5,296,858
Total Common Stock (cost $226,764,232)		177,785,174
EXCHANGE TRADED FUNDS — 1.3%
Index Fund-Large Cap — 1.3%
iShares S&P 500 Growth Index Fund
(cost $2,395,201)	55,300	2,484,629
Total Long-Term Investment Securities (cost $229,159,433)		180,269,803
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.02% due 05/14/09(1)	$100,000	99,974
0.03% due 05/14/09(1)	10,000	9,998
Total Short-Term Investment Securities (cost $109,992)		109,972
REPURCHASE AGREEMENT — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,635,001 and collateralized by $1,675,000 of United States Treasury Bills (WI), bearing interest at 0.26% due 07/30/09 and having an approximate value of $1,674,488	1,635,000	1,635,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $11,123,006 and collateralized by $10,665,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $11,349,693	11,123,000	11,123,000
Total Repurchase Agreements (cost $12,758,000)		12,758,000
TOTAL INVESTMENTS (cost $242,027,425)(3)	100.7%	193,137,775
Liabilities in excess of other assets	(0.7)	(1,263,913)
NET ASSETS	100.0%	$191,873,862

†	Non-income producing security
(1)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	– American Depository Receipt
WI	– When Issued Security

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2008	(Depreciation)
4 Long	S&P 500 Citigroup Growth Index	March 2009	$438,800	$449,800	$11,000

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP COMPOSITE PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.2%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	451	$1,786
Omnicom Group, Inc.	294	7,914
		9,700
Aerospace/Defense — 1.1%
Boeing Co.	693	29,570
General Dynamics Corp.	2,669	153,708
Lockheed Martin Corp.	315	26,485
Northrop Grumman Corp.	309	13,917
Raytheon Co.	391	19,957
Rockwell Collins, Inc.	150	5,864
		249,501
Aerospace/Defense-Equipment — 1.4%
Goodrich Corp.	5,271	195,133
United Technologies Corp.	2,699	144,666
		339,799
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	54	2,655
Monsanto Co.	1,018	71,616
		74,271
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	606	17,471
Airlines — 0.0%
Southwest Airlines Co.	699	6,025
Apparel Manufacturers — 0.1%
Coach, Inc.†	309	6,418
Jones Apparel Group, Inc.	79	463
Polo Ralph Lauren Corp.	53	2,407
VF Corp.	83	4,546
		13,834
Appliances — 0.0%
Whirlpool Corp.	69	2,853
Applications Software — 2.3%
Citrix Systems, Inc.†	172	4,054
Compuware Corp.†	233	1,573
Intuit, Inc.†	303	7,208
Microsoft Corp.	24,133	469,146
Salesforce.com, Inc.†	1,799	57,586
		539,567
Athletic Footwear — 0.4%
NIKE, Inc., Class B	1,671	85,221
Audio/Video Products — 0.0%
Harman International Industries, Inc.	55	920
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co.†	2,258	5,171
General Motors Corp.	577	1,846
		7,017
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	343	9,810
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc.	562	10,206
Banks-Commercial — 0.1%
BB&T Corp.	522	14,334
First Horizon National Corp.	194	2,051
M&T Bank Corp.	73	4,191
Marshall & Ilsley Corp.	246	3,355
Regions Financial Corp.	654	5,206
Zions Bancorp.	109	2,672
		31,809
Banks-Fiduciary — 1.2%
Northern Trust Corp.	811	42,285
State Street Corp.	5,208	204,831
The Bank of New York Mellon Corp.	1,085	30,738
		277,854
Banks-Super Regional — 1.7%
Capital One Financial Corp.	370	11,799
Comerica, Inc.	142	2,819
Fifth Third Bancorp	546	4,510
Huntington Bancshares, Inc.	346	2,650
KeyCorp	468	3,987
National City Corp.	1,925	3,484
PNC Financial Services Group, Inc.	329	16,121
SunTrust Banks, Inc.	335	9,896
US Bancorp	5,659	141,532
Wachovia Corp.	2,043	11,318
Wells Fargo & Co.	6,583	194,067
		402,183
Beverages-Non-alcoholic — 2.8%
Coca-Cola Enterprises, Inc.	300	3,609
Dr. Pepper Snapple Group, Inc.†	240	3,900
Pepsi Bottling Group, Inc.	128	2,881
PepsiCo, Inc.	6,968	381,638
The Coca-Cola Co.	5,781	261,706
		653,734
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	93	4,788
Constellation Brands, Inc., Class A†	184	2,902
		7,690
Brewery — 0.0%
Molson Coors Brewing Co., Class B	141	6,898
Building Products-Wood — 0.0%
Masco Corp.	340	3,784
Building-Residential/Commercial — 0.0%
Centex Corp.	118	1,255
D.R. Horton, Inc.	260	1,838
KB Home	71	967
Lennar Corp., Class A	134	1,162
Pulte Homes, Inc.	202	2,208
		7,430
Cable TV — 0.5%
Comcast Corp., Class A	2,723	45,964
Scripps Networks Interactive, Inc., Class A	85	1,870
Shaw Communications, Inc., Class B	3,800	67,184
The DIRECTV Group, Inc.†	516	11,822
		126,840
Casino Hotels — 0.0%
Wynn Resorts, Ltd.†	158	6,677
Casino Services — 0.0%
International Game Technology	279	3,317

Cellular Telecom — 0.5%
Leap Wireless International, Inc.†	1,600	43,024
MetroPCS Communications, Inc.†	4,800	71,280
		114,304
Chemicals-Diversified — 0.5%
E.I. du Pont de Nemours & Co.	3,353	84,831
PPG Industries, Inc.	155	6,577
Rohm & Haas Co.	118	7,291
The Dow Chemical Co.	873	13,173
		111,872
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	69	2,188
Ecolab, Inc.	159	5,589
International Flavors & Fragrances, Inc.	74	2,199
Sigma-Aldrich Corp.	119	5,027
		15,003
Coal — 0.1%
CONSOL Energy, Inc.	171	4,887
Massey Energy Co.	80	1,103
Peabody Energy Corp.	252	5,733
		11,723
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	93	5,557
Commercial Services — 0.0%
Convergys Corp.†	115	737
Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	3,280	129,035
Equifax, Inc.	119	3,156
H&R Block, Inc.	320	7,270
Mastercard, Inc., Class A	118	16,866
Moody’s Corp.	2,084	41,868
Paychex, Inc.	304	7,989
The Western Union Co.	5,777	82,842
Total Systems Services, Inc.	186	2,604
Visa, Inc., Class A	25	1,311
		292,941
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,514	69,050
Computer Services — 0.6%
Accenture, Ltd., Class A	4,100	134,439
Affiliated Computer Services, Inc., Class A†	92	4,227
Cognizant Technology Solutions Corp., Class A†	275	4,967
Computer Sciences Corp.†	143	5,025
		148,658
Computers — 3.7%
Apple, Inc.†	3,990	340,547
Dell, Inc.†	4,636	47,473
Hewlett-Packard Co.	4,915	178,365
International Business Machines Corp.	2,770	233,123
Research In Motion, Ltd.†	1,600	64,928
Sun Microsystems, Inc.†	698	2,666
		867,102
Computers-Integrated Systems — 0.0%
Teradata Corp.†	166	2,462
Computers-Memory Devices — 0.2%
EMC Corp.†	4,729	49,513
NetApp, Inc.†	312	4,359
SanDisk Corp.†	214	2,054
		55,926
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	74	1,991
Consumer Products-Misc. — 0.1%
Clorox Co.	131	7,278
Fortune Brands, Inc.	142	5,862
Kimberly-Clark Corp.	391	20,621
		33,761
Containers-Metal/Glass — 0.0%
Ball Corp.	89	3,702
Owens-Illinois, Inc.†	158	4,318
		8,020
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	94	2,226
Pactiv Corp.†	124	3,085
Sealed Air Corp.	149	2,226
		7,537
Cosmetics & Toiletries — 2.2%
Avon Products, Inc.	403	9,684
Colgate-Palmolive Co.	477	32,693
Procter & Gamble Co.	7,773	480,527
The Estee Lauder Cos., Inc., Class A	110	3,406
		526,310
Cruise Lines — 0.0%
Carnival Corp.	413	10,044
Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	51	3,937
Fidelity National Information Services, Inc.	180	2,929
Fiserv, Inc.†	1,451	52,773
		59,639
Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	1,141	32,222
Patterson Cos., Inc.†	86	1,612
		33,834
Dialysis Centers — 0.0%
DaVita, Inc.†	98	4,858
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	94	7,920
Distribution/Wholesale — 0.1%
Fastenal Co.	122	4,252
Genuine Parts Co.	151	5,717
WW Grainger, Inc.	61	4,809
		14,778

Diversified Banking Institutions — 2.9%
Bank of America Corp.	13,344	187,883
Citigroup, Inc.	19,218	128,953
JPMorgan Chase & Co.	8,429	265,766
Morgan Stanley	1,004	16,104
The Goldman Sachs Group, Inc.	968	81,690
		680,396
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	68	5,606
Diversified Manufacturing Operations — 3.6%
3M Co.	655	37,689
Cooper Industries, Ltd., Class A	164	4,794
Danaher Corp.	5,042	285,428
Dover Corp.	176	5,794
Eaton Corp.	156	7,755
General Electric Co.	18,630	301,806
Honeywell International, Inc.	5,087	167,006
Illinois Tool Works, Inc.	372	13,039
Ingersoll-Rand Co., Ltd., Class A	301	5,222
ITT Corp.	172	7,910
Leggett & Platt, Inc.	148	2,248
Parker Hannifin Corp.	152	6,466
Textron, Inc.	228	3,162
Tyco International, Ltd.	447	9,655
		857,974
Diversified Minerals — 0.2%
BHP Billiton, Ltd.(1)	2,249	47,367
Diversified Operations — 0.0%
Leucadia National Corp.†	167	3,307
E-Commerce/Products — 1.2%
Amazon.com, Inc.†	5,404	277,117
E-Commerce/Services — 0.3%
eBay, Inc.†	1,014	14,155
Expedia, Inc.†	3,656	30,126
Priceline.com, Inc.†	400	29,460
		73,741
Electric Products-Misc. — 0.1%
Emerson Electric Co.	725	26,542
Molex, Inc.	133	1,927
		28,469
Electric-Generation — 0.0%
The AES Corp.†	636	5,241
Electric-Integrated — 2.8%
Allegheny Energy, Inc.	160	5,418
Ameren Corp.	200	6,652
American Electric Power Co., Inc.	382	12,713
CMS Energy Corp.	214	2,164
Consolidated Edison, Inc.	259	10,083
Constellation Energy Group, Inc.	169	4,240
Dominion Resources, Inc.	550	19,712
DTE Energy Co.	154	5,493
Duke Energy Corp.	1,196	17,952
Edison International	308	9,893
Entergy Corp.	179	14,880
Exelon Corp.	622	34,589
FirstEnergy Corp.	288	13,991
FPL Group, Inc.	2,986	150,285
Integrys Energy Group, Inc.	72	3,095
Pepco Holdings, Inc.	204	3,623
PG&E Corp.	3,341	129,330
Pinnacle West Capital Corp.	95	3,052
PPL Corp.	355	10,895
Progress Energy, Inc.	249	9,923
Public Service Enterprise Group, Inc.	478	13,943
SCANA Corp.	111	3,952
Southern Co.	732	27,084
TECO Energy, Inc.	201	2,482
Wisconsin Energy Corp.	111	4,660
Xcel Energy, Inc.	7,025	130,314
		650,418
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc.	199	1,343
Tyco Electronics, Ltd.	433	7,019
		8,362
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	575	1,242
Altera Corp.	281	4,696
Broadcom Corp., Class A†	1,320	22,400
Intel Corp.	13,858	203,158
LSI Corp.†	610	2,007
MEMC Electronic Materials, Inc.†	212	3,027
Microchip Technology, Inc.	172	3,359
Micron Technology, Inc.†	722	1,906
National Semiconductor Corp.	184	1,853
NVIDIA Corp.†	508	4,100
QLogic Corp.†	121	1,626
Texas Instruments, Inc.	1,226	19,028
Xilinx, Inc.	259	4,615
		273,017
Electronic Connectors — 0.0%
Amphenol Corp., Class A	166	3,981
Electronic Forms — 0.2%
Adobe Systems, Inc.†	1,702	36,236
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	331	5,174
FLIR Systems, Inc.†	131	4,019
		9,193
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	113	8,337
Engineering/R&D Services — 0.1%
Fluor Corp.	172	7,718
Jacobs Engineering Group, Inc.†	116	5,579
		13,297
Engines-Internal Combustion — 0.0%
Cummins, Inc.	190	5,079
Enterprise Software/Service — 0.8%
BMC Software, Inc.†	177	4,763
CA, Inc.	372	6,893
Novell, Inc.†	326	1,268

Oracle Corp.†	10,104	179,144
		192,068
Entertainment Software — 0.1%
Electronic Arts, Inc.†	1,603	25,712
Filtration/Separation Products — 0.0%
Pall Corp.	112	3,184
Finance-Commercial — 0.0%
CIT Group, Inc.	341	1,548
Finance-Consumer Loans — 0.0%
SLM Corp.†	442	3,934
Finance-Credit Card — 0.2%
American Express Co.	1,097	20,349
Discover Financial Services	454	4,327
Redecard SA(1)	1,100	12,265
		36,941
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	532	612
Merrill Lynch & Co., Inc.	1,514	17,623
The Charles Schwab Corp.	885	14,310
		32,545
Finance-Other Services — 0.1%
CME Group, Inc.	63	13,111
NYSE Euronext	251	6,872
The NASDAQ OMX Group, Inc.†	129	3,188
		23,171
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	178	724
Food-Confectionery — 0.1%
The Hershey Co.	157	5,454
The J.M. Smucker Co.	112	4,857
		10,311
Food-Dairy Products — 0.0%
Dean Foods Co.†	146	2,624
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	286	2,505
Food-Misc. — 2.6%
Campbell Soup Co.	195	5,852
ConAgra Foods, Inc.	423	6,979
General Mills, Inc.	316	19,197
Groupe Danone(1)	1,263	76,228
H.J. Heinz Co.	5,297	199,167
Kellogg Co.	238	10,436
Kraft Foods, Inc., Class A	7,189	193,025
McCormick & Co., Inc.	123	3,919
Nestle SA(1)	2,089	82,333
Sara Lee Corp.	668	6,540
		603,676
Food-Retail — 0.1%
Safeway, Inc.	405	9,627
SUPERVALU, Inc.	200	2,920
The Kroger Co.	617	16,295
Whole Foods Market, Inc.	133	1,255
		30,097
Food-Wholesale/Distribution — 0.2%
Sysco Corp.	2,466	56,570
Forestry — 0.1%
Plum Creek Timber Co., Inc.	158	5,489
Weyerhaeuser Co.	200	6,122
		11,611
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	325	4,101
Nicor, Inc.	43	1,494
NiSource, Inc.	259	2,841
Sempra Energy	230	9,805
		18,241
Gold Mining — 0.1%
Newmont Mining Corp.	429	17,460
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	81	4,218
Health Care Cost Containment — 0.3%
McKesson Corp.	1,561	60,458
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	262	2,562
Hotels/Motels — 0.0%
Marriott International, Inc., Class A	277	5,388
Starwood Hotels & Resorts Worldwide, Inc.	173	3,097
Wyndham Worldwide Corp.	168	1,100
		9,585
Human Resources — 0.0%
Monster Worldwide, Inc.†	116	1,402
Robert Half International, Inc.	147	3,061
		4,463
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	478	956
Industrial Audio & Video Products — 0.3%
Dolby Laboratories, Inc., Class A†	1,900	62,244
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	134	4,320
Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	1,698	85,359
Praxair, Inc.	1,992	118,245
		203,604
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	112	1,558
Thermo Fisher Scientific, Inc.†	397	13,526
Waters Corp.†	93	3,408
		18,492
Insurance Brokers — 0.1%
AON Corp.	255	11,649
Marsh & McLennan Cos., Inc.	486	11,795
		23,444

Insurance-Life/Health — 0.2%
AFLAC, Inc.	441	20,215
Lincoln National Corp.	242	4,559
Principal Financial Group, Inc.	245	5,530
Prudential Financial, Inc.	401	12,134
Torchmark Corp.	80	3,576
Unum Group	313	5,822
		51,836
Insurance-Multi-line — 0.9%
Allstate Corp.	507	16,609
American International Group, Inc.(2)	2,542	3,991
Assurant, Inc.	111	3,330
Cincinnati Financial Corp.	154	4,477
Genworth Financial, Inc., Class A	409	1,157
Hartford Financial Services Group, Inc.	285	4,680
Loews Corp.	342	9,662
MetLife, Inc.	4,950	172,557
XL Capital, Ltd., Class A	313	1,158
		217,621
Insurance-Property/Casualty — 0.7%
Chubb Corp.	2,336	119,136
The Progressive Corp.†	639	9,463
The Travelers Cos., Inc.	553	24,996
		153,595
Internet Application Software — 0.2%
Tencent Holdings, Ltd.(1)	6,600	42,968
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	160	2,414
Internet Security — 0.7%
McAfee, Inc.†	1,844	63,747
Symantec Corp.†	790	10,681
VeriSign, Inc.†	4,883	93,168
		167,596
Investment Companies — 0.0%
American Capital, Ltd.	195	632
Investment Management/Advisor Services — 1.1%
Ameriprise Financial, Inc.	205	4,789
BlackRock, Inc.	200	26,830
Federated Investors, Inc., Class B	84	1,425
Franklin Resources, Inc.	793	50,578
Invesco, Ltd.	11,964	172,760
Janus Capital Group, Inc.	149	1,196
Legg Mason, Inc.	134	2,936
T. Rowe Price Group, Inc.	244	8,647
		269,161
Linen Supply & Related Items — 0.0%
Cintas Corp.	124	2,881
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	570	25,462
Machinery-Farming — 0.3%
Deere & Co.	2,004	76,793
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	123	1,065
Machinery-Pumps — 0.0%
Flowserve Corp.	53	2,730
Medical Information Systems — 0.0%
IMS Health, Inc.	172	2,608
Medical Instruments — 1.1%
Boston Scientific Corp.†	1,420	10,991
Intuitive Surgical, Inc.†	157	19,937
Medtronic, Inc.	5,257	165,175
St. Jude Medical, Inc.†	1,925	63,448
		259,551
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	102	6,570
Quest Diagnostics, Inc.	150	7,786
		14,356
Medical Products — 3.3%
Baxter International, Inc.	1,686	90,353
Becton Dickinson & Co.	1,430	97,798
Covidien, Ltd.	2,726	98,790
Hospira, Inc.†	151	4,050
Johnson & Johnson	4,823	288,560
Stryker Corp.	1,529	61,083
Varian Medical Systems, Inc.†	117	4,100
Zimmer Holdings, Inc.†	3,212	129,829
		774,563
Medical-Biomedical/Gene — 3.0%
Amgen, Inc.†	1,852	106,953
Biogen Idec, Inc.†	276	13,146
Celgene Corp.†	1,333	73,688
Genentech, Inc.†	2,100	174,111
Genzyme Corp.†	256	16,991
Gilead Sciences, Inc.†	6,070	310,420
Life Technologies Corp.†	163	3,799
Millipore Corp.†	52	2,679
		701,787
Medical-Drugs — 6.5%
Abbott Laboratories	4,367	233,067
Allergan, Inc.	2,591	104,469
Bristol-Myers Squibb Co.	6,872	159,774
Cephalon, Inc.†	65	5,008
Elan Corp. PLC ADR†	3,800	22,800
Eli Lilly & Co.	4,346	175,013
Forest Laboratories, Inc.†	285	7,259
King Pharmaceuticals, Inc.†	233	2,474
Merck & Co., Inc.	6,899	209,730
Novo-Nordisk A/S, Class B(1)	516	26,259
Pfizer, Inc.	15,515	274,771
Schering-Plough Corp.	1,537	26,175
Wyeth	7,659	287,289
		1,534,088
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	288	2,848
Teva Pharmaceutical Industries, Ltd. ADR	800	34,056
Watson Pharmaceuticals, Inc.†	99	2,631
		39,535

Medical-HMO — 1.9%
Aetna, Inc.	2,936	83,676
CIGNA Corp.	260	4,381
Coventry Health Care, Inc.†	141	2,098
Humana, Inc.†	560	20,877
UnitedHealth Group, Inc.	6,642	176,677
WellPoint, Inc.†	3,781	159,294
		447,003
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	392	451
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	148	5,277
Cardinal Health, Inc.	340	11,720
		16,997
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	132	7,851
Metal-Aluminum — 0.0%
Alcoa, Inc.	757	8,524
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	357	8,725
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	220	3,733
Multimedia — 2.7%
Meredith Corp.	34	582
News Corp., Class A	2,174	19,762
The McGraw-Hill Cos., Inc.	6,797	157,622
The Walt Disney Co.	9,750	221,227
Time Warner, Inc.	22,492	226,270
Viacom, Inc., Class B†	580	11,055
		636,518
Networking Products — 1.7%
Cisco Systems, Inc.†	20,735	337,981
Juniper Networks, Inc.†	4,099	71,773
		409,754
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	80	705
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	304	7,536
Waste Management, Inc.	3,764	124,739
		132,275
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	195	4,969
Xerox Corp.	818	6,519
		11,488
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	100	3,273
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	134	3,804
Nabors Industries, Ltd.†	269	3,220
Noble Corp.	250	5,523
Rowan Cos., Inc.	107	1,701
		14,248
Oil Companies-Exploration & Production — 1.1%
Anadarko Petroleum Corp.	434	16,731
Apache Corp.	316	23,552
Cabot Oil & Gas Corp.	98	2,548
Chesapeake Energy Corp.	511	8,263
Devon Energy Corp.	418	27,467
EOG Resources, Inc.	1,136	75,635
Equitable Resources, Inc.	124	4,160
Noble Energy, Inc.	163	8,023
Occidental Petroleum Corp.	766	45,952
Pioneer Natural Resources Co.	111	1,796
Questar Corp.	164	5,361
Range Resources Corp.	147	5,055
Southwestern Energy Co.†	325	9,415
XTO Energy, Inc.	545	19,222
		253,180
Oil Companies-Integrated — 8.6%
Chevron Corp.	5,821	430,579
ConocoPhillips	6,109	316,446
Exxon Mobil Corp.	10,711	855,059
Hess Corp.	268	14,376
Marathon Oil Corp.	12,167	332,889
Murphy Oil Corp.	180	7,983
Petroleo Brasileiro SA ADR	3,200	65,312
		2,022,644
Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	1,708	35,014
National-Oilwell Varco, Inc.†	395	9,654
		44,668
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	110	4,781
Tesoro Corp.	131	1,725
Valero Energy Corp.	488	10,560
		17,066
Oil-Field Services — 1.2%
Baker Hughes, Inc.	391	12,540
BJ Services Co.	276	3,221
Halliburton Co.	845	15,362
Schlumberger, Ltd.	4,631	196,030
Smith International, Inc.	2,307	52,807
Weatherford International, Ltd.†	644	6,968
		286,928
Optical Supplies — 0.3%
Alcon, Inc.	650	57,974
Paper & Related Products — 0.0%
International Paper Co.	404	4,767
MeadWestvaco Corp.	161	1,802
		6,569
Pharmacy Services — 1.5%
Express Scripts, Inc.†	2,034	111,829
Medco Health Solutions, Inc.†	5,571	233,481
		345,310
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	254	1,671
Pipelines — 0.1%
El Paso Corp.	663	5,191
Spectra Energy Corp.	578	9,098

Williams Cos., Inc.	547	7,921
		22,210
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	194	2,635
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	216	1,728
The New York Times Co., Class A	110	806
The Washington Post Co., Class B	6	2,342
		4,876
Quarrying — 0.0%
Vulcan Materials Co.	104	7,236
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	96	1,109
AvalonBay Communities, Inc.	73	4,422
Boston Properties, Inc.	114	6,270
Developers Diversified Realty Corp.	114	556
Equity Residential	257	7,664
HCP, Inc.	239	6,637
Host Hotels & Resorts, Inc.	494	3,740
Kimco Realty Corp.	217	3,967
ProLogis	251	3,486
Public Storage	119	9,460
Simon Property Group, Inc.	213	11,317
Vornado Realty Trust	130	7,846
		66,474
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	211	912
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	82	1,892
Limited Brands, Inc.	256	2,570
Nordstrom, Inc.	151	2,010
The Gap, Inc.	441	5,905
		12,377
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	36	5,021
Retail-Automobile — 0.0%
AutoNation, Inc.†	102	1,008
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	246	6,253
Retail-Building Products — 0.3%
Home Depot, Inc.	1,603	36,901
Lowe’s Cos., Inc.	1,386	29,827
		66,728
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	155	3,357
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	319	8,967
RadioShack Corp.	118	1,409
		10,376
Retail-Discount — 1.1%
Big Lots, Inc.†	78	1,130
Costco Wholesale Corp.	2,208	115,920
Family Dollar Stores, Inc.	132	3,441
Target Corp.	712	24,586
Wal-Mart Stores, Inc.	2,114	118,511
		263,588
Retail-Drug Store — 1.2%
CVS Caremark Corp.	9,269	266,391
Walgreen Co.	936	23,091
		289,482
Retail-Jewelry — 0.0%
Tiffany & Co.	116	2,741
Retail-Major Department Stores — 0.2%
J.C. Penney Co., Inc.	210	4,137
Sears Holdings Corp.†	53	2,060
TJX Cos., Inc.	2,094	43,074
		49,271
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	260	775
Staples, Inc.	674	12,078
		12,853
Retail-Regional Department Stores — 0.1%
Kohl’s Corp.†	288	10,426
Macy’s, Inc.	398	4,119
		14,545
Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	131	3,692
McDonald’s Corp.	1,054	65,548
Starbucks Corp.†	695	6,575
Yum! Brands, Inc.	3,937	124,015
		199,830
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	228	1,361
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	493	7,868
People’s United Financial, Inc.	329	5,866
Sovereign Bancorp, Inc.†	515	1,535
		15,269
Schools — 0.0%
Apollo Group, Inc., Class A†	101	7,739
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	275	5,231
Linear Technology Corp.	210	4,645
Marvell Technology Group, Ltd.†	9,600	64,032
		73,908
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,268	12,845
KLA-Tencor Corp.	160	3,487
Novellus Systems, Inc.†	92	1,135
Teradyne, Inc.†	160	675
		18,142
Steel-Producers — 0.1%
AK Steel Holding Corp.	106	988
Nucor Corp.	297	13,721

United States Steel Corp.	110	4,092
		18,801
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	91	2,323
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	85	569
Corning, Inc.	1,469	14,000
JDS Uniphase Corp.†	208	759
		15,328
Telecom Services — 0.2%
Bharti Airtel, Ltd.†(1)	2,649	39,015
Embarq Corp.	134	4,818
		43,833
Telecommunication Equipment — 0.7%
Harris Corp.	4,507	171,491
Tellabs, Inc.†	376	1,549
		173,040
Telephone-Integrated — 2.9%
AT&T, Inc.	13,971	398,173
CenturyTel, Inc.	95	2,596
Frontier Communications Corp.	294	2,570
Qwest Communications International, Inc.	1,385	5,041
Sprint Nextel Corp.†	2,701	4,943
Verizon Communications, Inc.	8,085	274,082
Windstream Corp.	415	3,818
		691,223
Television — 0.0%
CBS Corp., Class B	643	5,266
Tobacco — 0.6%
Altria Group, Inc.	1,948	29,337
Lorillard, Inc.	159	8,960
Philip Morris International, Inc.	1,913	83,235
Reynolds American, Inc.	160	6,449
UST, Inc.	140	9,713
		137,694
Tools-Hand Held — 0.0%
Black & Decker Corp.	57	2,383
Snap-On, Inc.	54	2,127
The Stanley Works	74	2,523
		7,033
Toys — 0.5%
Hasbro, Inc.	117	3,413
Mattel, Inc.	339	5,424
Nintendo Co., Ltd.(1)	300	115,258
		124,095
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	265	20,063
CSX Corp.	373	12,111
Norfolk Southern Corp.	350	16,468
Union Pacific Corp.	779	37,236
		85,878
Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	160	8,805
Expeditors International of Washington, Inc.	2,400	79,848
FedEx Corp.	294	18,860
Ryder System, Inc.	53	2,055
United Parcel Service, Inc., Class B	1,941	107,066
		216,634
Web Portals/ISP — 1.8%
Google, Inc., Class A†	1,366	420,250
Yahoo!, Inc.†	1,312	16,006
		436,256
Wireless Equipment — 2.5%
American Tower Corp., Class A†	8,675	254,351
Motorola, Inc.	2,143	9,493
QUALCOMM, Inc.	9,065	324,799
		588,643
Total Common Stock
(cost $28,453,582)		22,535,880
EXCHANGE TRADED FUNDS — 0.4%
Index Fund-Large Cap — 0.4%
iShares S&P 500 Index Fund
(cost $93,777)	1,100	99,484
Total Long-Term Investment Securities
(cost $28,547,359)		22,635,364
SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 1.0%
T. Rowe Price Reserve Investment Fund	229,366	229,366
Time Deposit — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(4)	$423,000	423,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.03% due 05/14/09(3)	10,000	9,997
Total Short-Term Investment Securities
(cost $662,364)		662,363
REPURCHASE AGREEMENT — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $156,000 and collateralized by $160,000 of United States Treasury Bills (WI), bearing interest at 0.26%, due 07/30/09 and having an approximate value of $159,760 (cost $156,000)	156,000	156,000
TOTAL INVESTMENTS
(cost $29,365,723)(5)	99.0%	23,453,727
Other assets less liabilities	1.0	225,200
NET ASSETS	100.0%	$23,678,927

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	Security represents an investment in an affliated company; see Note 3
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 0.1%.

(5)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
WI	— When Issured Security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
5 Long	S&P 500 Index	March 2009	$ 218,096	$ 225,025	$ 6,929

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

LARGE CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	10,487	$41,529
Omnicom Group, Inc.	2,462	66,277
		107,806
Aerospace/Defense — 1.3%
Boeing Co.	29,525	1,259,832
General Dynamics Corp.	28,803	1,658,765
Northrop Grumman Corp.	7,195	324,063
Raytheon Co.	9,112	465,076
		3,707,736
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	2,709	100,287
United Technologies Corp.	8,996	482,186
		582,473
Agricultural Chemicals — 0.5%
Agrium, Inc.	32,200	1,098,986
CF Industries Holdings, Inc.	413	20,303
Monsanto Co.	4,823	339,298
		1,458,587
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	14,117	406,993
Airlines — 0.0%
Southwest Airlines Co.	9,930	85,597
Apparel Manufacturers — 0.1%
Jones Apparel Group, Inc.	1,836	10,759
Polo Ralph Lauren Corp.	532	24,158
VF Corp.	1,938	106,144
		141,061
Appliances — 0.3%
Whirlpool Corp.	19,418	802,934
Applications Software — 1.2%
Citrix Systems, Inc.†	1,359	32,032
Microsoft Corp.	181,400	3,526,416
		3,558,448
Audio/Video Products — 0.1%
Harman International Industries, Inc.	12,993	217,373
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	52,571	120,387
General Motors Corp.	9,538	30,522
		150,909
Auto-Heavy Duty Trucks — 0.5%
PACCAR, Inc.	49,600	1,418,560
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	13,076	237,460
Banks-Commercial — 0.4%
Allied Irish Banks PLC ADR	29,800	139,762
BB&T Corp.	12,158	333,859
First Horizon National Corp.	2,530	26,742
M&T Bank Corp.	1,699	97,540
Marshall & Ilsley Corp.	27,028	368,662
Regions Financial Corp.	15,228	121,215
Zions Bancorporation	2,538	62,206
		1,149,986
Banks-Fiduciary — 1.3%
Northern Trust Corp.	2,650	138,171
State Street Corp.	5,133	201,881
The Bank of New York Mellon Corp.	126,084	3,571,960
		3,912,012
Banks-Super Regional — 5.2%
Capital One Financial Corp.	34,219	1,091,244
Comerica, Inc.	3,312	65,743
Fifth Third Bancorp	65,709	542,756
Huntington Bancshares, Inc.	8,056	61,709
KeyCorp	63,293	539,256
National City Corp.	44,807	81,101
PNC Financial Services Group, Inc.	33,061	1,619,989
SunTrust Banks, Inc.	43,293	1,278,875
US Bancorp	99,012	2,476,290
Wachovia Corp.	47,557	263,466
Wells Fargo & Co.	246,099	7,254,999
		15,275,428
Beverages-Non-alcoholic — 0.7%
Coca-Cola Enterprises, Inc.	6,980	83,969
Dr. Pepper Snapple Group, Inc.†	2,177	35,376
Pepsi Bottling Group, Inc.	1,398	31,469
PepsiCo, Inc.	22,300	1,221,371
The Coca-Cola Co.	12,698	574,839
		1,947,024
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	928	47,783
Constellation Brands, Inc., Class A†	2,485	39,188
		86,971
Brewery — 0.2%
Anheuser-Busch InBev NV(6)	21,500	498,463
Molson Coors Brewing Co., Class B	3,275	160,213
		658,676
Building & Construction Products-Misc. — 0.1%
USG Corp.†	19,900	159,996
Building Products-Wood — 0.3%
Masco Corp.	66,620	741,481
Building-Residential/Commercial — 0.1%
Centex Corp.	1,614	17,173
D.R. Horton, Inc.	25,301	178,878
KB Home	679	9,248
Lennar Corp., Class A	3,109	26,955
Pulte Homes, Inc.	2,399	26,221
		258,475
Cable TV — 1.2%
Cablevision Systems Corp., Class A	30,400	511,936
Comcast Corp., Class A	169,941	2,868,604
Scripps Networks Interactive, Inc., Class A	1,090	23,980
The DIRECTV Group, Inc.†	6,971	159,706
		3,564,226
Casino Hotels — 0.1%
MGM Mirage†	28,400	390,784
Casino Services — 0.0%
International Game Technology	6,485	77,107
Cellular Telecom — 0.1%
Vodafone Group PLC(6)	180,900	364,172

Chemicals-Diversified — 1.2%
Celanese Corp., Class A	64,900	806,707
E.I. du Pont de Nemours & Co.	87,658	2,217,747
PPG Industries, Inc.	3,614	153,342
Rohm & Haas Co.	1,210	74,766
The Dow Chemical Co.	20,329	306,765
		3,559,327
Chemicals-Specialty — 0.3%
Eastman Chemical Co.	1,596	50,609
International Flavors & Fragrances, Inc.	25,044	744,308
Sigma-Aldrich Corp.	910	38,438
		833,355
Coal — 0.1%
CONSOL Energy, Inc.	9,900	282,942
Massey Energy Co.	1,874	25,842
Peabody Energy Corp.	1,936	44,044
		352,828
Commercial Services — 0.0%
Convergys Corp.†	2,686	17,217
Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	5,365	211,059
H&R Block, Inc.	35,759	812,444
Moody’s Corp.	2,650	53,239
		1,076,742
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	751	34,508
Computer Sciences Corp.†	24,634	865,639
		900,147
Computers — 1.4%
Dell, Inc.†	154,000	1,576,960
Hewlett-Packard Co.	50,464	1,831,339
International Business Machines Corp.	8,574	721,588
Sun Microsystems, Inc.†	16,254	62,090
		4,191,977
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,975	29,289
Computers-Memory Devices — 0.1%
EMC Corp.†	14,820	155,165
Consumer Products-Misc. — 1.2%
Clorox Co.	3,053	169,625
Fortune Brands, Inc.	35,229	1,454,253
Kimberly-Clark Corp.	35,469	1,870,635
		3,494,513
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc.†	2,756	75,321
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,193	51,930
Pactiv Corp.†	1,417	35,255
Sealed Air Corp.	1,355	20,244
		107,429
Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	2,200	150,788
Procter & Gamble Co.	19,712	1,218,596
The Estee Lauder Cos., Inc., Class A	1,700	52,632
		1,422,016
Cruise Lines — 0.1%
Carnival Corp.	9,617	233,885
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	4,181	68,025
Dental Supplies & Equipment — 0.0%
Dentsply International, Inc.	1,672	47,217
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	742	62,521
Distribution/Wholesale — 0.6%
Genuine Parts Co.	19,409	734,825
Ingram Micro, Inc., Class A†	80,400	1,076,556
WW Grainger, Inc.	797	62,835
		1,874,216
Diversified Banking Institutions — 6.5%
Bank of America Corp.	245,384	3,455,007
Citigroup, Inc.	308,026	2,066,854
JPMorgan Chase & Co.	301,449	9,504,687
Morgan Stanley	23,371	374,871
The Goldman Sachs Group, Inc.	37,200	3,139,308
UBS AG†	35,740	511,082
		19,051,809
Diversified Manufacturing Operations — 5.7%
3M Co.	26,600	1,530,564
Cooper Industries, Ltd., Class A	20,514	599,624
Dover Corp.	4,092	134,709
Eaton Corp.	10,729	533,339
General Electric Co.	650,842	10,543,640
Honeywell International, Inc.	39,083	1,283,095
Illinois Tool Works, Inc.	38,044	1,333,442
Ingersoll-Rand Co., Ltd., Class A	7,015	121,710
ITT Corp.	1,718	79,011
Leggett & Platt, Inc.	3,437	52,208
Parker Hannifin Corp.	1,596	67,894
Textron, Inc.	5,306	73,594
Tyco International, Ltd.	10,408	224,813
		16,577,643
Diversified Operations — 0.0%
Leucadia National Corp.†	1,597	31,621
E-Commerce/Services — 0.2%
eBay, Inc.†	30,200	421,592
Expedia, Inc.†	2,628	21,655
		443,247
Electric Products-Misc. — 0.1%
Emerson Electric Co.	6,752	247,191
Molex, Inc.	3,100	44,919
		292,110
Electric-Generation — 0.0%
The AES Corp.†	14,805	121,993

Electric-Integrated — 6.1%
Allegheny Energy, Inc.	3,720	125,959
Ameren Corp.	4,653	154,759
American Electric Power Co., Inc.	8,881	295,560
CMS Energy Corp.	4,978	50,328
Consolidated Edison, Inc.	6,022	234,436
Constellation Energy Group, Inc.	3,926	98,503
Dominion Resources, Inc.	12,793	458,501
DTE Energy Co.	3,588	127,984
Duke Energy Corp.	77,595	1,164,701
Edison International	7,170	230,300
Entergy Corp.	33,367	2,773,799
Exelon Corp.	28,679	1,594,839
FirstEnergy Corp.	15,608	758,237
FPL Group, Inc.	33,695	1,695,869
Integrys Energy Group, Inc.	1,682	72,292
Pepco Holdings, Inc.	4,758	84,502
PG&E Corp.	26,644	1,031,389
Pinnacle West Capital Corp.	20,919	672,127
PPL Corp.	8,252	253,254
Progress Energy, Inc.	27,090	1,079,537
Public Service Enterprise Group, Inc.	11,137	324,866
SCANA Corp.	31,486	1,120,902
Southern Co.	45,046	1,666,702
TECO Energy, Inc.	53,183	656,810
Wisconsin Energy Corp.	2,573	108,015
Xcel Energy, Inc.	52,482	973,541
		17,807,712
Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	4,636	31,293
Tyco Electronics, Ltd.	29,571	479,346
		510,639
Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc.†	8,436	18,222
Broadcom Corp., Class A†	5,376	91,231
Intel Corp.	222,348	3,259,622
LSI Corp.†	8,802	28,958
Microchip Technology, Inc.	4,003	78,179
Micron Technology, Inc.†	16,808	44,373
NVIDIA Corp.†	4,373	35,290
QLogic Corp.†	1,014	13,628
Xilinx, Inc.	2,532	45,120
		3,614,623
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	920	67,878
Engineering/R&D Services — 0.7%
ABB, Ltd. ADR	119,400	1,792,194
Fluor Corp.	2,037	91,400
Jacobs Engineering Group, Inc.†	1,190	57,239
		1,940,833
Engines-Internal Combustion — 0.4%
Cummins, Inc.	44,841	1,198,600
Enterprise Software/Service — 0.0%
CA, Inc.	3,554	65,856
Novell, Inc.†	3,723	14,482
		80,338
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,025	64,561
Filtration/Separation Products — 0.0%
Pall Corp.	1,351	38,409
Finance-Commercial — 0.0%
CIT Group, Inc.	7,934	36,020
Finance-Consumer Loans — 0.2%
SLM Corp.†	69,300	616,770
Finance-Credit Card — 0.4%
American Express Co.	52,923	981,722
Discover Financial Services	4,330	41,265
		1,022,987
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	6,440	7,406
Merrill Lynch & Co., Inc.	84,191	979,983
Merrill Lynch & Co., Inc. Non Cumulative(3)(4)(5)	16,706	184,735
The Charles Schwab Corp.	6,795	109,875
		1,281,999
Finance-Other Services — 0.0%
The NASDAQ OMX Group, Inc.†	1,288	31,826
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	2,031	8,266
Food-Confectionery — 0.6%
The Hershey Co.	48,700	1,691,838
The J.M. Smucker Co.	2,606	112,996
		1,804,834
Food-Dairy Products — 0.5%
Dean Foods Co.†	77,052	1,384,624
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	6,648	58,236
Food-Misc. — 1.6%
ConAgra Foods, Inc.	9,839	162,344
General Mills, Inc.	3,382	205,456
H.J. Heinz Co.	2,837	106,671
Kraft Foods, Inc., Class A	64,331	1,727,287
McCormick & Co., Inc.	15,487	493,416
Nestle SA ADR	44,200	1,754,740
Sara Lee Corp.	15,557	152,303
		4,602,217
Food-Retail — 1.3%
Safeway, Inc.	54,234	1,289,142
SUPERVALU, Inc.	58,060	847,676
The Kroger Co.	52,115	1,376,357
Whole Foods Market, Inc.	13,788	130,159
		3,643,334
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	43,700	1,002,478
Forestry — 0.2%
Plum Creek Timber Co., Inc.	3,671	127,531
Weyerhaeuser Co.	13,550	414,765
		542,296
Gas-Distribution — 0.4%
CenterPoint Energy, Inc.	7,574	95,584

Nicor, Inc.	995	34,566
NiSource, Inc.	72,735	797,903
Sempra Energy	5,362	228,582
		1,156,635
Gold Mining — 0.1%
Newmont Mining Corp.	6,098	248,189
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	716	37,289
Health Care Cost Containment — 0.1%
McKesson Corp.	6,072	235,169
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	55,800	545,724
Hotels/Motels — 0.2%
Marriott International, Inc., Class A	24,971	485,686
Starwood Hotels & Resorts Worldwide, Inc.	4,028	72,101
Wyndham Worldwide Corp.	3,902	25,558
		583,345
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,735	20,976
Independent Power Producers — 0.4%
Dynegy, Inc., Class A†	11,130	22,260
NRG Energy, Inc.†	49,600	1,157,168
		1,179,428
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	4,612	231,845
Praxair, Inc.	2,443	145,017
		376,862
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	2,599	36,152
Thermo Fisher Scientific, Inc.†	5,271	179,583
		215,735
Insurance Brokers — 0.9%
AON Corp.	22,262	1,016,928
Marsh & McLennan Cos., Inc.	71,713	1,740,475
		2,757,403
Insurance-Life/Health — 0.5%
Aflac, Inc.	4,513	206,876
Lincoln National Corp.	37,607	708,516
Principal Financial Group, Inc.	5,707	128,807
Prudential Financial, Inc.	9,331	282,356
Torchmark Corp.	1,048	46,846
Unum Group	7,287	135,538
		1,508,939
Insurance-Multi-line — 1.4%
ACE, Ltd.	45,300	2,397,276
The Allstate Corp.	11,795	386,404
American International Group, Inc.(1)	59,172	92,900
Assurant, Inc.	2,588	77,640
Cincinnati Financial Corp.	3,574	103,896
Genworth Financial, Inc., Class A	9,532	26,976
Hartford Financial Services Group, Inc.	9,930	163,051
Loews Corp.	4,620	130,515
MetLife, Inc.	17,464	608,795
XL Capital, Ltd., Class A	7,280	26,936
		4,014,389
Insurance-Property/Casualty — 1.6%
Chubb Corp.	57,414	2,928,114
The Progressive Corp.	32,000	473,920
The Travelers Cos., Inc.	27,017	1,221,168
		4,623,202
Internet Security — 0.1%
McAfee, Inc.†	1,747	60,394
Symantec Corp.†	7,727	104,469
		164,863
Investment Companies — 0.0%
American Capital, Ltd.	4,550	14,742
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	4,767	111,357
Federated Investors, Inc., Class B	585	9,921
Invesco, Ltd.	8,472	122,336
Janus Capital Group, Inc.	22,074	177,254
Legg Mason, Inc.	10,223	223,986
T. Rowe Price Group, Inc.	1,706	60,461
		705,315
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,504	34,938
Machinery-Farming — 0.7%
Deere & Co.	51,447	1,971,449
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	2,869	24,846
Machinery-Pumps — 0.0%
Flowserve Corp.	1,244	64,066
Medical Instruments — 0.1%
Boston Scientific Corp.†	20,817	161,124
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc.	1,395	72,414
Medical Products — 0.7%
Baxter International, Inc.	6,278	336,438
Becton Dickinson & Co.	2,408	164,683
Covidien, Ltd.	11,082	401,612
Hospira, Inc.†	1,861	49,912
Johnson & Johnson	17,800	1,064,974
		2,017,619
Medical-Biomedical/Gene — 0.6%
Amgen, Inc.†	17,500	1,010,625
Genzyme Corp.†	2,798	185,703
Gilead Sciences, Inc.†	6,883	351,997
Life Technologies Corp.†	2,089	48,695
Millipore Corp.†	547	28,181
		1,625,201
Medical-Drugs — 7.7%
Abbott Laboratories	39,931	2,131,118
Allergan, Inc.	3,451	139,144
Bristol-Myers Squibb Co.	181,965	4,230,686
Cephalon, Inc.†	813	62,634

Eli Lilly & Co.	50,418	2,030,333
King Pharmaceuticals, Inc.†	3,146	33,411
Merck & Co., Inc.	89,126	2,709,430
Pfizer, Inc.	351,489	6,224,870
Schering-Plough Corp.	108,974	1,855,827
Wyeth	82,600	3,098,326
		22,515,779
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	3,219	31,836
Watson Pharmaceuticals, Inc.†	1,519	40,360
		72,196
Medical-HMO — 1.4%
Aetna, Inc.	50,274	1,432,809
CIGNA Corp.	6,049	101,926
Coventry Health Care, Inc.†	1,115	16,591
Humana, Inc.†	1,522	56,740
UnitedHealth Group, Inc.	59,000	1,569,400
WellPoint, Inc.†	19,261	811,466
		3,988,932
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,136	10,506
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	3,438	122,599
Cardinal Health, Inc.	7,914	272,796
		395,395
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	19,866	1,181,630
Metal-Aluminum — 0.2%
Alcoa, Inc.	50,512	568,765
Metal-Iron — 0.4%
Cliffs Natural Resources, Inc.	39,700	1,016,717
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	25,252	428,526
Multimedia — 2.2%
Meredith Corp.	795	13,610
News Corp., Class A	50,614	460,081
The McGraw-Hill Cos., Inc.	40,900	948,471
The Walt Disney Co.	68,348	1,550,816
Time Warner, Inc.	187,348	1,884,721
Viacom, Inc., Class B†	79,500	1,515,270
WPP PLC(6)	26,800	156,224
		6,529,193
Networking Products — 0.7%
Cisco Systems, Inc.†	117,900	1,921,770
Juniper Networks, Inc.†	7,320	128,173
		2,049,943
Non-Hazardous Waste Disposal — 0.5%
Republic Services, Inc.	46,050	1,141,580
Waste Management, Inc.	10,796	357,779
		1,499,359
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	1,588	40,462
Xerox Corp.	19,049	151,821
		192,283
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	27,239	891,532
Oil & Gas Drilling — 0.0%
Noble Corp.	1,801	39,784
Rowan Cos., Inc.	2,487	39,543
		79,327
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	21,300	821,115
Equitable Resources, Inc.	979	32,845
Noble Energy, Inc.	1,863	91,697
Occidental Petroleum Corp.	25,147	1,508,569
Pioneer Natural Resources Co.	1,088	17,604
Southwestern Energy Co.†	2,796	81,000
XTO Energy, Inc.	41,050	1,447,833
		4,000,663
Oil Companies-Integrated — 6.0%
BP PLC ADR	26,604	1,243,471
Chevron Corp.	69,268	5,123,754
ConocoPhillips	11,811	611,810
Exxon Mobil Corp.	55,612	4,439,506
Marathon Oil Corp.	42,256	1,156,124
Murphy Oil Corp.	25,600	1,135,360
Royal Dutch Shell PLC ADR	40,900	2,165,246
Total SA ADR	29,300	1,620,290
		17,495,561
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	3,674	89,793
Oil Refining & Marketing — 0.5%
Sunoco, Inc.	24,200	1,051,732
Tesoro Corp.	3,047	40,129
Valero Energy Corp.	11,356	245,744
		1,337,605
Oil-Field Services — 0.4%
BJ Services Co.	17,800	207,726
Halliburton Co.	9,441	171,637
Schlumberger, Ltd.	14,300	605,319
Weatherford International, Ltd.†	6,295	68,112
		1,052,794
Paper & Related Products — 0.7%
International Paper Co.	135,497	1,598,865
MeadWestvaco Corp.	35,559	397,905
		1,996,770
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	7,014	293,957
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	5,908	38,875
Pipelines — 0.3%
El Paso Corp.	15,431	120,825
Spectra Energy Corp.	38,322	603,188
Williams Cos., Inc.	12,735	184,403
		908,416

Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,511	61,259
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	19,220	153,760
The New York Times Co., Class A	52,263	383,088
The Washington Post Co., Class B	132	51,513
		588,361
Quarrying — 0.4%
Vulcan Materials Co.	18,424	1,281,942
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	2,228	25,733
AvalonBay Communities, Inc.	1,697	102,804
Boston Properties, Inc.	2,659	146,245
Developers Diversified Realty Corp.	2,647	12,917
Equity Residential	5,986	178,503
HCP, Inc.	5,560	154,401
Host Hotels & Resorts, Inc.	123,991	938,612
Kimco Realty Corp.	56,140	1,026,239
ProLogis	5,846	81,201
Public Storage	2,759	219,341
Simon Property Group, Inc.	4,969	264,003
Vornado Realty Trust	3,023	182,438
		3,332,437
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	5,955	59,788
Nordstrom, Inc.	1,473	19,606
The Gap, Inc.	5,746	76,939
		156,333
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,374	23,455
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	42,400	1,077,808
Retail-Building Products — 1.1%
Home Depot, Inc.	133,305	3,068,681
Lowe’s Cos., Inc.	9,354	201,298
		3,269,979
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,899	81,491
RadioShack Corp.	936	11,176
		92,667
Retail-Discount — 0.6%
Big Lots, Inc.†	1,030	14,925
Costco Wholesale Corp.	5,320	279,300
Family Dollar Stores, Inc.	1,261	32,874
Target Corp.	8,117	280,280
Wal-Mart Stores, Inc.	18,205	1,020,572
		1,627,951
Retail-Drug Store — 0.8%
CVS Caremark Corp.	74,155	2,131,215
Walgreen Co.	9,149	225,706
		2,356,921
Retail-Jewelry — 0.2%
Tiffany & Co.	22,209	524,799
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	4,890	96,333
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	6,049	18,026
Staples, Inc.	64,065	1,148,045
		1,166,071
Retail-Regional Department Stores — 0.6%
Kohl’s Corp.†	37,814	1,368,867
Macy’s, Inc.	34,155	353,504
		1,722,371
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,053	86,034
McDonald’s Corp.	12,264	762,698
		848,732
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	5,310	31,701
Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.	4,359	69,570
People’s United Financial, Inc.	7,653	136,453
Sovereign Bancorp, Inc.†	11,981	35,703
		241,726
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	41,908	797,090
Linear Technology Corp.	4,880	107,946
		905,036
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	38,467	389,671
KLA-Tencor Corp.	3,716	80,972
Novellus Systems, Inc.†	1,225	15,116
Teradyne, Inc.†	3,725	15,719
		501,478
Steel-Producers — 0.5%
AK Steel Holding Corp.	2,465	22,974
Nucor Corp.	26,400	1,219,680
United States Steel Corp.	2,558	95,157
		1,337,811
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	805	20,552
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,988	13,319
Corning, Inc.	34,206	325,983
JDS Uniphase Corp.†	4,838	17,659
		356,961
Telecom Services — 0.0%
Embarq Corp.	3,128	112,483
Telecommunication Equipment — 0.0%
Alcatel-Lucent ADR†	45,800	98,470
Tellabs, Inc.†	5,343	22,013
		120,483
Telephone-Integrated — 5.1%
AT&T, Inc.	302,403	8,618,485

CenturyTel, Inc.	2,204	60,235
Frontier Communications Corp.	6,851	59,878
Qwest Communications International, Inc.	209,839	763,814
Sprint Nextel Corp.†	126,165	230,882
Verizon Communications, Inc.	152,852	5,181,683
Windstream Corp.	9,670	88,964
		15,003,941
Television — 0.1%
CBS Corp., Class B	36,263	296,994
Tobacco — 1.9%
Altria Group, Inc.	122,142	1,839,459
Lorillard, Inc.	3,699	208,439
Philip Morris International, Inc.	78,720	3,425,107
Reynolds American, Inc.	3,720	149,953
UST, Inc.	816	56,614
		5,679,572
Tools-Hand Held — 0.2%
Black & Decker Corp.	8,900	372,109
Snap-On, Inc.	1,264	49,776
The Stanley Works	1,734	59,130
		481,015
Toys — 0.3%
Hasbro, Inc.	2,726	79,517
Mattel, Inc.	52,288	836,608
		916,125
Transport-Rail — 0.4%
Burlington Northern Santa Fe Corp.	2,780	210,474
CSX Corp.	8,681	281,872
Norfolk Southern Corp.	4,563	214,689
Union Pacific Corp.	11,145	532,731
		1,239,766
Transport-Services — 0.6%
FedEx Corp.	3,356	215,287
Ryder System, Inc.	1,224	47,467
United Parcel Service, Inc., Class B	27,655	1,525,450
		1,788,204
Web Portals/ISP — 0.2%
Yahoo!, Inc.†	49,700	606,340
Wireless Equipment — 0.4%
American Tower Corp., Class A†	6,547	191,958
Nokia OYJ ADR	61,100	953,160
		1,145,118
Total Common Stock (cost $392,827,926)		279,848,472
PREFERRED STOCK — 0.0%
Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. 8.75% (cost $820,574)	18,900	19,845

EXCHANGE TRADED FUNDS — 1.1%
Finance-Investment Banker/Broker — 1.1%
iShares S&P 500 Value Index Fund (cost $3,204,155)	72,400	3,271,032
CORPORATE BONDS & NOTES — 0.1%
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $251,400)	$503,000	129,523
Total Long-Term Investment Securities (cost $397,104,055)		283,268,872
SHORT-TERM INVESTMENT SECURITIES — 1.3%
Registered Investment Companies — 1.3%
T. Rowe Price Reserve Investment Fund	3,848,949	3,848,949
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.02% due 05/14/09(2)	$80,000	79,979
Total Short-Term Investment Securities (cost $3,928,943)		3,928,928
REPURCHASE AGREEMENTS — 2.6%
Banc of America Securities Joint Repurchase Agreement(7)	6,905,000	6,905,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $577,000 and collateralized by $590,000 of U.S. Treasury Bills (WI), bearing interest at 0.26% due 07/30/09 and having an approximate value of $589,115	577,000	577,000
Total Repurchase Agreements (cost $7,482,000)		7,482,000
TOTAL INVESTMENTS (cost $408,514,998)(8)	100.7%	294,679,800
Liabilities in excess of other assets	(0.7)	(2,051,522)
NET ASSETS	100.0%	$292,628,278

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security. At December 31, 2008 the aggregate value of these securities was $184,735 representing 0.1% of net assets.
(4)

To the extent permitted by the Statement of Additional Information, the Large Cap Value Portfolio may invest in restricted securities.The Portfolio has no right to demand registration of these securities.The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Large Cap Value Portfolio held the following restricted securities:

					Market
	Acquisition		Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets

Merrill Lynch & Co., Inc.	7/29/2008	16,706	$462,488	$184,735	$11.06	0.06%

(5)	Fair valued security; See Note 1
(6)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(7)	See Note 2 for details of Joint Repurchase Agreements.
(8)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
WI	— When Issued Security

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December 31,2008	(Depreciation)
4 Long	S&P 500 Citigroup Value Index	March 2009	$428,125	$444,300	$16,175

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.7%
Advanced Materials — 0.2%
Hexcel Corp.†	21,723	$160,533
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	6,801	26,932
Omnicom Group, Inc.	2,400	64,608
		91,540
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc., Class A†	6,332	38,942
Lamar Advertising Co., Class A†	5,295	66,505
		105,447
Aerospace/Defense — 0.4%
Empressa Brasileira de Aeronautica SA ADR	2,400	38,904
Rockwell Collins, Inc.	7,306	285,592
		324,496
Aerospace/Defense-Equipment — 0.6%
Alliant Techsystems, Inc.†	1,641	140,732
BE Aerospace, Inc.†	1,552	11,935
Goodrich Corp.	7,706	285,276
		437,943
Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	1,949	95,813
Intrepid Potash, Inc.†	7,929	164,685
Terra Industries, Inc.	1,719	28,656
		289,154
Airlines — 0.6%
AMR Corp.†	2,361	25,192
Copa Holdings SA, Class A	368	11,158
Delta Air Lines, Inc.†	2,487	28,501
Ryanair Holdings PLC ADR†	6,800	197,744
Skywest, Inc.	4,900	91,140
Southwest Airlines Co.	5,600	48,272
		402,007
Apparel Manufacturers — 0.4%
Coach, Inc.†	11,546	239,810
Hanesbrands, Inc.†	1,584	20,196
Polo Ralph Lauren Corp.	944	42,867
		302,873
Applications Software — 2.0%
American Reprographics Co.†	4,500	31,050
Check Point Software Technologies, Ltd.†	2,800	53,172
Citrix Systems, Inc.†	7,390	174,182
Compuware Corp.†	2,586	17,456
Intuit, Inc.†	11,404	271,301
Nuance Communications, Inc.†	3,122	32,344
Red Hat, Inc.†	37,809	499,835
Salesforce.com, Inc.†	12,170	389,562
		1,468,902
Auction House/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	8,300	177,786
Audio/Video Products — 0.0%
Harman International Industries, Inc.	731	12,230
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	874	7,770
PACCAR, Inc.	1,300	37,180
		44,950
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,706	37,140
WABCO Holdings, Inc.	3,304	52,170
		89,310
Banks-Commercial — 0.3%
Julius Baer Holding AG(3)	5,018	193,031
SVB Financial Group†	1,700	44,591
		237,622
Banks-Fiduciary — 0.7%
Northern Trust Corp.	7,947	414,357
State Street Corp.	3,200	125,856
		540,213
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc.	2,000	98,000
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	968	52,408
Beverages-Non-alcoholic — 0.1%
Hansen Natural Corp.†	1,219	40,873
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,045	208,277
Central European Distribution Corp.†	686	13,514
		221,791
Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class C†	3,900	52,221
Liberty Global, Inc., Class A†	2,640	42,029
		94,250
Building & Construction Products-Misc. — 0.0%
USG Corp.†	624	5,017
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	785	25,348
Building Products-Cement — 0.1%
Eagle Materials, Inc.	652	12,003
Martin Marietta Materials, Inc.	644	62,520
		74,523
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	177	2,333
Building-Residential/Commercial — 0.2%
Centex Corp.	1,600	17,024
KB Home	2,200	29,964
Lennar Corp., Class A	2,400	20,808
NVR, Inc.†	5	2,281
Pulte Homes, Inc.	3,333	36,430
Toll Brothers, Inc.†	1,900	40,717
		147,224
Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,100	69,044
DISH Network Corp., Class A†	3,434	38,083
Shaw Communications, Inc., Class B	2,700	47,736
		154,863

Casino Hotels — 0.5%
Boyd Gaming Corp.	117	554
Las Vegas Sands Corp.†	33,700	199,841
MGM Mirage†	1,965	27,038
Wynn Resorts, Ltd.†	3,562	150,530
		377,963
Casino Services — 0.2%
International Game Technology	10,612	126,177
Scientific Games Corp., Class A†	1,087	19,066
		145,243
Cellular Telecom — 1.5%
Leap Wireless International, Inc.†	3,478	93,523
MetroPCS Communications, Inc.†	58,501	868,740
NII Holdings, Inc.†	7,321	133,096
US Cellular Corp.†	117	5,059
		1,100,418
Chemicals-Diversified — 1.0%
Celanese Corp., Class A	2,101	26,115
FMC Corp.	13,287	594,328
Huntsman Corp.	295	1,015
PPG Industries, Inc.	304	12,899
Rohm & Haas Co.	1,885	116,474
		750,831
Chemicals-Specialty — 0.7%
Albemarle Corp.	4,440	99,012
Ashland, Inc.	99	1,040
Chemtura Corp.	330	462
Ecolab, Inc.	7,538	264,961
International Flavors & Fragrances, Inc.	1,355	40,271
Sigma-Aldrich Corp.	2,944	124,354
Valhi, Inc.	38	407
		530,507
Coal — 0.6%
Alpha Natural Resources, Inc.†	1,184	19,169
Arch Coal, Inc.	5,627	91,664
CONSOL Energy, Inc.	5,777	165,107
Foundation Coal Holdings, Inc.	4,364	61,183
Massey Energy Co.	3,756	51,795
Patriot Coal Corp.†	1,303	8,144
Peabody Energy Corp.	2,300	52,325
Walter Industries, Inc.	938	16,424
		465,811
Coatings/Paint — 0.3%
The Sherwin-Williams Co.	3,594	214,741
Commercial Services — 0.5%
Alliance Data Systems Corp.†	1,133	52,718
Iron Mountain, Inc.†	6,699	165,666
Quanta Services, Inc.†	8,149	161,350
Ticketmaster Entertainment, Inc.†	80	514
Weight Watchers International, Inc.	516	15,181
		395,429
Commercial Services-Finance — 1.9%
Equifax, Inc.	2,762	73,248
Global Payments, Inc.	3,139	102,928
H&R Block, Inc.	5,478	124,460
Lender Processing Services, Inc.	373	10,985
Moody’s Corp.	2,800	56,252
Morningstar, Inc.†	272	9,656
Paychex, Inc.	12,698	333,703
The Western Union Co.	46,400	665,376
Total Systems Services, Inc.	2,753	38,542
Tree.com, Inc.†	13	34
		1,415,184
Computer Aided Design — 0.5%
Ansys, Inc.†	4,926	137,386
Autodesk, Inc.†	11,162	219,333
		356,719
Computer Services — 0.6%
Affiliated Computer Services, Inc., Class A†	418	19,207
CACI International, Inc., Class A†	1,700	76,653
Cognizant Technology Solutions Corp., Class A†	10,936	197,504
DST Systems, Inc.†	611	23,206
IHS, Inc., Class A†	729	27,279
Perot Systems Corp., Class A†	6,200	84,754
Unisys Corp.†	3,305	2,809
		431,412
Computer Software — 0.0%
Metavante Technologies, Inc.†	1,512	24,358
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	893	2,501
Diebold, Inc.	926	26,011
Jack Henry & Associates, Inc.	4,200	81,522
NCR Corp.†	27,641	390,844
Teradata Corp.†	1,482	21,978
		522,856
Computers-Memory Devices — 0.5%
NetApp, Inc.†	12,684	177,196
SanDisk Corp.†	745	7,152
Seagate Technology	22,449	99,449
Western Digital Corp.†	3,727	42,674
		326,471
Computers-Periphery Equipment — 0.1%
Logitech International SA†	3,200	49,856
Consulting Services — 0.2%
FTI Consulting, Inc.†	844	37,710
Genpact, Ltd.†	973	7,998
SAIC, Inc.†	521	10,149
The Corporate Executive Board Co.	3,774	83,254
		139,111
Consumer Products-Misc. — 1.2%
Clorox Co.	16,017	889,904
The Scotts Miracle-Gro Co., Class A	573	17,030
		906,934
Containers-Metal/Glass — 0.1%
Ball Corp.	247	10,273
Crown Holdings, Inc.†	2,702	51,878
Greif, Inc., Class A	561	18,754

Owens-Illinois, Inc.†	803	21,946
		102,851
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	407	5,478
Sealed Air Corp.	2,700	40,338
		45,816
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	190	4,657
Avon Products, Inc.	17,185	412,955
Bare Escentuals, Inc.†	1,021	5,340
The Estee Lauder Cos., Inc., Class A	1,648	51,022
		473,974
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,000	55,000
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	2,358	29,569
Dun & Bradstreet Corp.	2,665	205,738
Fidelity National Information Services, Inc.	3,696	60,134
Fiserv, Inc.†	3,710	134,933
SEI Investments Co.	4,667	73,319
		503,693
Decision Support Software — 0.0%
MSCI, Inc., Class A†	741	13,160
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	5,906	166,786
Patterson Cos., Inc.†	4,543	85,181
		251,967
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,309	98,918
Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†	3,115	112,389
Inverness Medical Innovations, Inc.†	661	12,500
Qiagen NV†	4,200	73,752
		198,641
Dialysis Centers — 0.2%
DaVita, Inc.†	3,167	156,988
Disposable Medical Products — 0.5%
C.R. Bard, Inc.	4,271	359,874
Distribution/Wholesale — 0.8%
Fastenal Co.	5,074	176,829
LKQ Corp.†	2,281	26,596
Pool Corp.	6,750	121,297
Tech Data Corp.†	126	2,248
WESCO International, Inc.†	520	10,000
WW Grainger, Inc.	2,988	235,574
		572,544
Diversified Financial Services — 0.4%
IntercontinentalExchange, Inc.†	3,088	254,575
Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	112	2,318
Cooper Industries, Ltd., Class A	2,229	65,154
Dover Corp.	2,790	91,847
Eaton Corp.	1,253	62,287
Harsco Corp.	3,019	83,566
Illinois Tool Works, Inc.	3,800	133,190
Ingersoll-Rand Co., Ltd., Class A	923	16,014
ITT Corp.	5,119	235,423
Parker Hannifin Corp.	2,824	120,133
SPX Corp.	899	36,454
Textron, Inc.	4,196	58,198
The Brink’s Co.	683	18,359
		922,943
E-Commerce/Services — 0.4%
Ctrip.com International, Ltd. ADR	1,900	45,220
Expedia, Inc.†	9,500	78,280
IAC/InterActiveCorp.†	200	3,146
Priceline.com, Inc.†	1,948	143,470
		270,116
E-Marketing/Info — 0.1%
Digital River, Inc.†	2,400	59,520
Electric Products-Misc. — 0.3%
AMETEK, Inc.	5,796	175,097
Molex, Inc.	645	9,346
		184,443
Electric-Generation — 0.1%
The AES Corp.†	11,311	93,203
Electric-Integrated — 0.5%
Allegheny Energy, Inc.	2,829	95,790
Constellation Energy Group, Inc.	2,748	68,947
DPL, Inc.	147	3,358
NV Energy, Inc.	1,040	10,286
PPL Corp.	6,280	192,733
		371,114
Electronic Components-Misc. — 0.2%
AVX Corp.	69	548
Garmin, Ltd.	2,157	41,350
Gentex Corp.	7,604	67,143
Jabil Circuit, Inc.	7,997	53,980
		163,021
Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	1,277	2,758
Altera Corp.	13,747	229,712
Broadcom Corp., Class A†	17,730	300,878
Cavium Networks, Inc.†	19,700	207,047
Cree, Inc.†	623	9,887
Fairchild Semiconductor International, Inc. †	5,700	27,873
International Rectifier Corp.†	269	3,632
Intersil Corp., Class A	4,311	39,618
LSI Corp.†	8,135	26,764
MEMC Electronic Materials, Inc.†	7,234	103,302
Microchip Technology, Inc.	8,664	169,208
Micron Technology, Inc.†	1,601	4,227
National Semiconductor Corp.	8,862	89,240
NVIDIA Corp.†	9,339	75,366
ON Semiconductor Corp.†	17,261	58,687
QLogic Corp.†	5,400	72,576

Rambus, Inc.†	1,758	27,987
Silicon Laboratories, Inc.†	4,320	107,050
Xilinx, Inc.	12,602	224,568
		1,780,380
Electronic Connectors — 0.2%
Amphenol Corp., Class A	6,252	149,923
Electronic Design Automation — 0.1%
Synopsys, Inc.†	2,200	40,744
Electronic Forms — 0.1%
Adobe Systems, Inc.†	4,500	95,805
Electronic Measurement Instruments — 3.8%
Agilent Technologies, Inc.†	6,146	96,062
Axsys Technologies, Inc.†	6,266	343,753
FLIR Systems, Inc.†	45,412	1,393,240
Itron, Inc.†	10,775	686,799
National Instruments Corp.	4,504	109,717
Trimble Navigation, Ltd.†	6,943	150,038
		2,779,609
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	140	2,637
Avnet, Inc.†	1,109	20,195
		22,832
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	1,600	118,048
Energy-Alternate Sources — 0.8%
Covanta Holding Corp.†	15,131	332,277
First Solar, Inc.†	1,400	193,144
GT Solar International, Inc.†	11,900	34,391
		559,812
Engineering/R&D Services — 1.1%
Aecom Technology Corp.†	1,525	46,863
Fluor Corp.	7,087	317,994
Foster Wheeler, Ltd.†	7,027	164,291
Jacobs Engineering Group, Inc.†	2,051	98,653
KBR, Inc.	2,318	35,234
McDermott International, Inc.†	10,813	106,833
The Shaw Group, Inc.†	1,396	28,576
URS Corp.†	256	10,437
		808,881
Engines-Internal Combustion — 0.3%
Cummins, Inc.	6,720	179,626
Enterprise Software/Service — 1.7%
Ariba, Inc.†	28,400	204,764
Autonomy Corp. PLC†(3)	35,003	481,784
BMC Software, Inc.†	6,516	175,346
CA, Inc.	3,054	56,591
Concur Technologies, Inc.†	8,700	285,534
Novell, Inc.†	2,668	10,378
		1,214,397
Entertainment Software — 0.8%
Activision Blizzard, Inc.†	18,680	161,395
Electronic Arts, Inc.†	24,261	389,147
		550,542
Filtration/Separation Products — 0.8%
Donaldson Co., Inc.	5,612	188,844
Pall Corp.	13,565	385,653
		574,497
Finance-Consumer Loans — 0.1%
SLM Corp.†	6,964	61,980
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	1,253	1,441
Interactive Brokers Group, Inc., Class A†	3,200	57,248
Investment Technology Group, Inc.†	674	15,313
Lazard, Ltd., Class A	3,573	106,261
optionsXpress Holdings, Inc.	3,400	45,424
TD Ameritrade Holding Corp.†	4,093	58,325
		284,012
Finance-Other Services — 0.6%
CME Group, Inc.	300	62,433
Deutsche Boerse AG(3)	1,537	111,943
MF Global, Ltd.†	756	1,542
The NASDAQ OMX Group, Inc.†	10,540	260,444
		436,362
Food-Confectionery — 0.4%
The Hershey Co.	4,004	139,099
The J.M. Smucker Co.	2,694	116,812
		255,911
Food-Dairy Products — 0.0%
Dean Foods Co.†	1,779	31,969
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	550	4,818
Food-Misc. — 0.8%
Campbell Soup Co.	1,834	55,038
H.J. Heinz Co.	2,945	110,732
McCormick & Co., Inc.	5,309	169,145
Ralcorp Holdings, Inc.†	4,500	262,800
		597,715
Food-Retail — 0.0%
Whole Foods Market, Inc.	2,361	22,288
Forestry — 0.1%
Plum Creek Timber Co., Inc.	939	32,621
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,051	17,531
Garden Products — 0.0%
Toro Co.	598	19,734
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	3,498	44,145
Energen Corp.	228	6,687
		50,832
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,400	174,522
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	3,752	195,404

Health Care Cost Containment — 0.8%
McKesson Corp.	14,300	553,839
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	143	2,354
Kinetic Concepts, Inc.†	952	18,259
		20,613
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	3,077	92,494
Marriott International, Inc., Class A	11,476	223,208
Orient-Express Hotels, Ltd., Class A	607	4,650
Starwood Hotels & Resorts Worldwide, Inc.	6,043	108,170
		428,522
Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	1,640	46,543
Manpower, Inc.	1,302	44,255
Monster Worldwide, Inc.†	5,213	63,025
Robert Half International, Inc.	5,706	118,799
		272,622
Identification Systems — 0.1%
Cogent, Inc.†	4,700	63,779
Independent Power Producers — 0.2%
Calpine Corp.†	5,960	43,389
Mirant Corp.†	2,001	37,759
NRG Energy, Inc.†	1,497	34,925
		116,073
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	5,249	171,957
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	3,671	118,353
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,600	80,432
Airgas, Inc.	1,394	54,352
		134,784
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	585	39,429
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	891	12,394
Waters Corp.†	4,485	164,375
		176,769
Insurance Brokers — 0.3%
AON Corp.	2,000	91,360
Brown & Brown, Inc.	463	9,677
Erie Indemnity Co., Class A	43	1,618
Marsh & McLennan Cos., Inc.	6,000	145,620
		248,275
Insurance-Multi-line — 0.5%
ACE, Ltd.	4,100	216,972
Assurant, Inc.	1,700	51,000
HCC Insurance Holdings, Inc.	2,400	64,200
		332,172
Insurance-Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	900	63,090
The Travelers Cos., Inc.	4,700	212,440
W.R. Berkley Corp.	123	3,813
		279,343
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	2,184	63,598
RenaissanceRe Holdings, Ltd.	1,000	51,560
Transatlantic Holdings, Inc.	109	4,367
		119,525
Internet Content-Information/News — 0.1%
Baidu, Inc. ADR†	400	52,228
HLTH Corp.†	887	9,278
WebMD Health Corp., Class A†	131	3,090
		64,596
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	2,832	42,735
F5 Networks, Inc.†	4,279	97,818
		140,553
Internet Security — 1.5%
McAfee, Inc.†	24,787	856,887
Symantec Corp.†	4,300	58,136
VeriSign, Inc.†	8,978	171,300
		1,086,323
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	689	28,883
Ameriprise Financial, Inc.	6,200	144,832
BlackRock, Inc.	600	80,490
Eaton Vance Corp.	6,325	132,888
Federated Investors, Inc., Class B	4,619	78,338
Franklin Resources, Inc.	600	38,268
GLG Partners, Inc.	826	1,875
Invesco, Ltd.	822	11,870
Janus Capital Group, Inc.	7,949	63,830
T. Rowe Price Group, Inc.	4,372	154,944
Waddell & Reed Financial, Inc., Class A	1,459	22,556
		758,774
Lasers-System/Components — 0.1%
Cymer, Inc.†	2,000	43,820
II-VI, Inc.†	3,100	59,179
		102,999
Leisure Products — 0.1%
WMS Industries, Inc.†	2,300	61,870
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	273	6,058
Lincoln Electric Holdings, Inc.	491	25,006
		31,064
Machinery-Construction & Mining — 0.3%
Bucyrus International, Inc.	1,261	23,354
Joy Global, Inc.	6,723	153,889
Terex Corp.†	2,800	48,496
		225,739
Machinery-Farming — 0.0%
AGCO Corp.†	1,121	26,444

Machinery-General Industrial — 0.4%
IDEX Corp.	3,182	76,845
Roper Industries, Inc.	3,605	156,493
The Manitowoc Co., Inc.	2,189	18,957
		252,295
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	3,722	75,408
Machinery-Pumps — 0.9%
Flowserve Corp.	10,439	537,608
Graco, Inc.	3,620	85,903
		623,511
Medical Information Systems — 0.3%
Cerner Corp.†	4,638	178,331
IMS Health, Inc.	666	10,097
		188,428
Medical Instruments — 2.1%
ArthroCare Corp.†	2,300	10,971
Beckman Coulter, Inc.	855	37,569
Edwards Lifesciences Corp.†	1,924	105,724
Intuitive Surgical, Inc.†	2,652	336,777
St. Jude Medical, Inc.†	27,518	906,993
Techne Corp.	2,051	132,331
		1,530,365
Medical Labs & Testing Services — 1.2%
Covance, Inc.†	2,358	108,539
ICON PLC ADR†	13,300	261,877
Laboratory Corp. of America Holdings†	3,774	243,083
Quest Diagnostics, Inc.	5,037	261,471
		874,970
Medical Products — 1.6%
American Medical Systems Holdings, Inc.†	5,400	48,546
Becton Dickinson & Co.	500	34,195
Covidien, Ltd.	6,800	246,432
Henry Schein, Inc.†	4,110	150,796
Hospira, Inc.†	386	10,352
Varian Medical Systems, Inc.†	16,915	592,702
Zimmer Holdings, Inc.†	1,300	52,546
		1,135,569
Medical-Biomedical/Gene — 2.1%
Abraxis Bioscience, Inc.†	116	7,647
Alexion Pharmaceuticals, Inc.†	8,800	318,472
Amylin Pharmaceuticals, Inc.†	12,608	136,797
Biogen Idec, Inc.†	1,100	52,393
Charles River Laboratories International, Inc.†	3,321	87,010
Illumina, Inc.†	8,465	220,513
Life Technologies Corp.†	4,162	97,016
Martek Biosciences Corp.	1,200	36,372
Millipore Corp.†	1,728	89,027
Myriad Genetics, Inc.†	800	53,008
Sequenom, Inc.†	15,100	299,584
Vertex Pharmaceuticals, Inc.†	4,879	148,224
		1,546,063
Medical-Drugs — 3.3%
Allergan, Inc.	11,457	461,946
Auxilium Pharmaceuticals, Inc.†	21,800	619,992
Cephalon, Inc.†	8,841	681,111
Elan Corp. PLC ADR†	8,600	51,600
Endo Pharmaceuticals Holdings, Inc.†	1,836	47,516
Forest Laboratories, Inc.†	446	11,359
Sepracor, Inc.†	1,815	19,929
Shionogi & Co., Ltd.(3)	20,000	513,699
		2,407,152
Medical-Generic Drugs — 0.1%
Mylan, Inc.†	943	9,326
Perrigo Co.	1,311	42,359
Teva Pharmaceutical Industries, Ltd. ADR	338	14,389
Watson Pharmaceuticals, Inc.†	869	23,089
		89,163
Medical-HMO — 0.8%
CIGNA Corp.	3,157	53,195
Coventry Health Care, Inc.†	2,971	44,209
Health Net, Inc.†	3,598	39,182
Humana, Inc.†	10,918	407,023
WellCare Health Plans, Inc.†	702	9,028
		552,637
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	365	5,322
Health Management Associates, Inc., Class A†	2,711	4,852
Tenet Healthcare Corp.†	4,566	5,251
		15,425
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	2,723	73,330
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	331	11,803
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	4,845	288,180
Timken Co.	71	1,394
		289,574
Metal-Aluminum — 0.0%
Century Aluminum Co.†	290	2,900
Metal-Iron — 0.2%
Cliffs Natural Resources, Inc.	4,411	112,966
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	213	7,506
John Bean Technologies Corp.	466	3,807
		11,313
Motion Pictures & Services — 0.6%
DreamWorks Animation SKG, Inc., Class A†	18,045	455,817
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,537	60,023
Multimedia — 0.7%
FactSet Research Systems, Inc.	3,169	140,197
Liberty Media Corp. - Entertainment, Series A†	8,699	152,058

The McGraw-Hill Cos., Inc.	8,194	190,019
WPP PLC ADR	2,101	62,169
		544,443
Music — 0.0%
Warner Music Group Corp.	237	716
Networking Products — 1.2%
Atheros Communications, Inc.†	35,500	508,005
Juniper Networks, Inc.†	19,038	333,355
		841,360
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	265	2,335
Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	21,315	528,399
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,159	80,491
Oil & Gas Drilling — 0.7%
Atwood Oceanics, Inc.†	941	14,378
Diamond Offshore Drilling, Inc.	2,858	168,451
ENSCO International, Inc.	2,267	64,360
Nabors Industries, Ltd.†	8,368	100,165
Noble Corp.	4,525	99,957
Patterson-UTI Energy, Inc.	1,607	18,497
Pride International, Inc.†	2,025	32,359
Rowan Cos., Inc.	664	10,558
Unit Corp.†	606	16,192
		524,917
Oil Companies-Exploration & Production — 3.3%
Bill Barrett Corp.†	2,700	57,051
Cabot Oil & Gas Corp.	4,790	124,540
CNX Gas Corp.†	465	12,694
Concho Resources, Inc.†	6,700	152,894
Continental Resources, Inc.†	501	10,376
Denbury Resources, Inc.†	4,142	45,231
Encore Acquisition Co.†	226	5,768
Equitable Resources, Inc.	2,203	73,911
Forest Oil Corp.†	12,200	201,178
Lundin Petroleum AB†(3)	9,026	48,016
Mariner Energy, Inc.†	5,479	55,886
Newfield Exploration Co.†	5,400	106,650
Noble Energy, Inc.	186	9,155
PetroHawk Energy Corp.†	3,985	62,286
Plains Exploration & Production Co.†	1,651	38,369
Questar Corp.	1,106	36,155
Quicksilver Resources, Inc.†	1,743	9,708
Range Resources Corp.	2,598	89,345
SandRidge Energy, Inc.†	5,453	33,536
Southwestern Energy Co.†	5,757	166,780
St. Mary Land & Exploration Co.	428	8,693
Ultra Petroleum Corp.†	3,900	134,589
W&T Offshore, Inc.	508	7,275
Whiting Petroleum Corp.†	7,412	248,005
XTO Energy, Inc.	18,500	652,495
		2,390,586
Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	8,798	390,191
Oil Field Machinery & Equipment — 1.0%
Cameron International Corp.†	11,048	226,484
Complete Production Services, Inc.†	5,300	43,195
Dresser-Rand Group, Inc.†	1,448	24,978
Dril-Quip, Inc.†	10,100	207,151
FMC Technologies, Inc.†	8,156	194,357
		696,165
Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	1,750	22,102
Holly Corp.	719	13,107
Sunoco, Inc.	2,069	89,919
Tesoro Corp.	675	8,890
		134,018
Oil-Field Services — 1.2%
Baker Hughes, Inc.	1,800	57,726
BJ Services Co.	5,700	66,519
Core Laboratories NV	1,900	113,734
Global Industries, Ltd.†	1,238	4,321
Helix Energy Solutions Group, Inc.†	133	963
Key Energy Services, Inc.†	352	1,552
Oceaneering International, Inc.†	928	27,042
Oil States International, Inc.†	553	10,336
SEACOR Holdings, Inc.†	41	2,733
Smith International, Inc.	10,932	250,233
Superior Energy Services, Inc.†	1,359	21,649
TETRA Technologies, Inc.†	8,456	41,096
Weatherford International, Ltd.†	23,300	252,106
		850,010
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	750	4,958
Paper & Related Products — 0.0%
Rayonier, Inc.	162	5,079
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	2,000	59,660
Pharmacy Services — 0.6%
Express Scripts, Inc.†	8,143	447,702
Omnicare, Inc.	131	3,637
		451,339
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	679	21,524
Pipelines — 0.1%
El Paso Corp.	2,530	19,810
Williams Cos., Inc.	5,500	79,640
		99,450
Power Converter/Supply Equipment — 0.5%
Hubbell, Inc., Class B	411	13,431
Sunpower Corp., Class A†	1,386	51,282
Sunpower Corp., Class B†	5,400	164,376
Vestas Wind Systems A/S†(3)	2,399	142,582
		371,671
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	3,300	61,413

Private Corrections — 0.0%
Corrections Corp. of America†	1,865	30,511
Protection/Safety — 0.0%
Brink’s Home Security Holdings, Inc.†	683	14,971
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	678	24,123
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,249	26,704
Radio — 0.0%
Sirius XM Radio, Inc.†	49,986	5,998
Real Estate Investment Trusts — 0.2%
Apartment Investment & Management Co., Class A	468	5,405
Camden Property Trust	566	17,738
Digital Realty Trust, Inc.	823	27,036
Essex Property Trust, Inc.	93	7,138
Federal Realty Investment Trust	291	18,065
General Growth Properties, Inc.	2,013	2,597
HCP, Inc.	500	13,885
Health Care REIT, Inc.	194	8,187
Kilroy Realty Corp.	49	1,640
Nationwide Health Properties, Inc.	149	4,279
Taubman Centers, Inc.	889	22,634
The Macerich Co.	1,258	22,845
Ventas, Inc.	384	12,891
		164,340
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,006	4,346
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,250	8,375
The St. Joe Co.†	1,308	31,811
		40,186
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	299	1,516
Research & Development — 0.6%
Pharmaceutical Product Development, Inc.	14,599	423,517
Respiratory Products — 0.1%
ResMed, Inc.†	2,701	101,233
Retail-Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	1,455	33,567
Aeropostale, Inc.†	6,800	109,480
American Eagle Outfitters, Inc.	2,037	19,066
AnnTaylor Stores Corp.†	2,367	13,658
Guess?, Inc.	1,015	15,580
Limited Brands, Inc.	3,136	31,485
Nordstrom, Inc.	3,064	40,782
Phillips-Van Heusen Corp.	758	15,259
Ross Stores, Inc.	7,144	212,391
The Gap, Inc.	4,049	54,216
The Men’s Wearhouse, Inc.	4,250	57,545
Urban Outfitters, Inc.†	5,012	75,080
		678,109
Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.	3,104	104,450
AutoZone, Inc.†	652	90,934
O’Reilly Automotive, Inc.†	4,223	129,815
		325,199
Retail-Automobile — 0.2%
CarMax, Inc.†	3,682	29,014
Copart, Inc.†	3,264	88,748
		117,762
Retail-Bedding — 0.6%
Bed Bath & Beyond, Inc.†	17,988	457,255
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	745	27,438
Retail-Computer Equipment — 0.4%
GameStop Corp., Class A†	13,549	293,471
Retail-Consumer Electronics — 0.9%
Best Buy Co., Inc.	23,700	666,207
Retail-Discount — 0.3%
Big Lots, Inc.†	1,370	19,851
Dollar Tree, Inc.†	1,515	63,327
Family Dollar Stores, Inc.	4,483	116,872
HSN, Inc.†	80	582
		200,632
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,800	65,052
Retail-Jewelry — 0.2%
Tiffany & Co.	7,223	170,679
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	7,141	56,128
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	16,750	344,547
Retail-Office Supplies — 0.1%
Staples, Inc.	3,000	53,760
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	5,444	100,442
Retail-Regional Department Stores — 0.2%
Kohl’s Corp.†	3,963	143,461
Retail-Restaurants — 2.9%
Brinker International, Inc.	1,705	17,971
Burger King Holdings, Inc.	33,650	803,562
Chipotle Mexican Grill, Inc., Class A†	555	34,399
Chipotle Mexican Grill, Inc., Class B†	1,100	63,019
Darden Restaurants, Inc.	2,358	66,448
Panera Bread Co., Class A†	2,047	106,935
Starbucks Corp.†	23,356	220,948
Tim Hortons, Inc.	8,210	236,776
Yum! Brands, Inc.	18,276	575,694
		2,125,752
Retail-Sporting Goods — 0.5%
Dick’s Sporting Goods, Inc.†	24,922	351,649
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	2,604	15,546
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	51	758

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	133	6,065
Hudson City Bancorp, Inc.	3,033	48,406
		54,471
Schools — 2.3%
Apollo Group, Inc., Class A†	5,466	418,805
DeVry, Inc.	2,731	156,787
ITT Educational Services, Inc.†	10,154	964,427
New Oriental Education & Technology Group, Inc. ADR†	1,400	76,874
Strayer Education, Inc.	239	51,244
		1,668,137
Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	11,584	220,328
Atmel Corp.†	4,786	14,980
Cypress Semiconductor Corp.†	2,535	11,332
Integrated Device Technology, Inc.†	8,298	46,552
Linear Technology Corp.	8,235	182,158
Marvell Technology Group, Ltd.†	21,066	140,510
Maxim Integrated Products, Inc.	5,146	58,767
		674,627
Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	5,480	119,409
Lam Research Corp.†	4,325	92,036
Novellus Systems, Inc.†	506	6,244
Teradyne, Inc.†	10,211	43,090
Varian Semiconductor Equipment Associates, Inc.†	4,048	73,350
		334,129
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,119	62,798
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,719	105,478
Steel-Producers — 0.1%
AK Steel Holding Corp.	1,886	17,577
Carpenter Technology Corp.	3,149	64,680
Schnitzer Steel Industries, Inc., Class A	47	1,770
Steel Dynamics, Inc.	744	8,318
		92,345
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	1,702	43,452
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,466	9,822
JDS Uniphase Corp.†	10,788	39,376
		49,198
Telecom Services — 0.6%
Amdocs, Ltd.†	19,799	362,124
Clearwire Corp., Class A†	1,010	4,979
Embarq Corp.	1,249	44,914
NeuStar, Inc., Class A†	3,106	59,418
		471,435
Telecommunication Equipment — 0.8%
CommScope, Inc.†	1,176	18,275
Harris Corp.	2,268	86,298
Nice Systems, Ltd. ADR†	22,577	507,305
		611,878
Telephone-Integrated — 0.2%
Frontier Communications Corp.	1,212	10,593
Level 3 Communications, Inc.†	26,128	18,290
Qwest Communications International, Inc.	12,585	45,809
Telephone and Data Systems, Inc.	744	23,622
Windstream Corp.	3,750	34,500
		132,814
Television — 0.1%
Central European Media Enterprises, Ltd., Class A†	2,806	60,946
CTC Media, Inc.†	6,286	30,173
		91,119
Therapeutics — 0.2%
BioMarin Pharmaceuticals, Inc.†	4,559	81,150
Warner Chilcott, Ltd., Class A†	4,545	65,903
		147,053
Tobacco — 0.4%
Lorillard, Inc.	4,534	255,491
Toys — 0.4%
Hasbro, Inc.	869	25,349
Marvel Entertainment, Inc.†	7,239	222,599
Mattel, Inc.	2,900	46,400
		294,348
Transactional Software — 0.6%
Solera Holdings, Inc.†	17,200	414,520
Transport-Equipment & Leasing — 0.0%
GATX Corp.	93	2,880
Transport-Marine — 0.1%
Frontline, Ltd.	820	24,280
Kirby Corp.†	908	24,843
Tidewater, Inc.	46	1,852
		50,975
Transport-Rail — 0.0%
Kansas City Southern†	1,253	23,870
Transport-Services — 1.0%
C.H. Robinson Worldwide, Inc.	6,671	367,105
Expeditors International of Washington, Inc.	9,391	312,439
Ryder System, Inc.	318	12,332
UTi Worldwide, Inc.	1,515	21,725
		713,601
Transport-Truck — 0.3%
Con-way, Inc.	126	3,351
J.B. Hunt Transport Services, Inc.	1,373	36,069
Landstar System, Inc.	5,488	210,904
		250,324
Travel Services — 0.0%
Interval Leisure Group, Inc.†	80	431
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,420	28,230

Vitamins & Nutrition Products — 0.0%
Herbalife, Ltd.	1,096	23,761
NBTY, Inc.†	441	6,902
		30,663
Water Treatment Systems — 0.0%
Nalco Holding Co.	2,204	25,434
Web Hosting/Design — 0.9%
Equinix, Inc.†	11,850	630,301
Web Portals/ISP — 0.4%
NetEase.com, Inc. ADR†	10,600	234,260
SINA Corp.†	1,900	43,985
Sohu.com, Inc.†	477	22,581
		300,826
Wire & Cable Products — 0.1%
General Cable Corp.†	3,388	59,934
Wireless Equipment — 0.9%
American Tower Corp., Class A†	15,577	456,718
Crown Castle International Corp.†	984	17,299
SBA Communications Corp., Class A†	12,329	201,209
		675,226
X-Ray Equipment — 0.1%
Hologic, Inc.†	5,454	71,284
Total Common Stock
(cost $98,030,003)		69,309,054
EXCHANGE TRADED FUNDS — 0.7%
Index Fund-Mid Cap — 0.5%
iShares Russell Midcap Growth Index Fund	10,900	341,388
Index Fund-Energy — 0.2%
Oil Service HOLDRs Trust	1,900	140,125
Total Exchange Traded Funds
(cost $1,456,752)		481,513
RIGHTS — 0.0%
Medical-Drugs — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.†
Expires 12/31/10
(cost $574)	574	201
Total Long-Term Investment Securities
(cost $99,487,329)		69,790,768
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
T. Rowe Price Reserve Investment Fund	46,026	46,026
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.03% due 05/14/09(1)	$15,000	14,996
0.10% due 01/22/09(1)	15,000	14,999
		29,995
Total Short-Term Investment Securities
(cost $76,024)		76,021
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $403,000 and collateralized by $415,000 of United States Treasury Bills (WI), bearing interest at 0.26% due 07/30/09 and having an approximate value of $414,378	403,000	403,000
Banc of America Securities Joint Repurchase Agreement(2)	950,000	950,000
Total Repurchase Agreements
(cost $1,353,000)		1,353,000
TOTAL INVESTMENTS
(cost $100,916,353)(4)	97.3%	71,219,789
Other assets less liabilities	2.7	1,952,319
NET ASSETS	100.0%	$73,172,108

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements
(3)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(4)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt
WI	— When Issued Security

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31,2008	Unrealized Appreciation (Depreciation)
10 Long	S&P Midcap 400 E-mini Index	March 2009	$500,650	$537,200	$36,550

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

MID CAP VALUE PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.8%
Advertising Agencies — 0.6%
Interpublic Group of Cos., Inc.†	175,638	$695,526
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	281	1,728
Aerospace/Defense — 0.0%
Spirit Aerosystems Holdings, Inc., Class A†	3,293	33,490
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	3,797	325,631
BE Aerospace, Inc.†	218	1,676
		327,307
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	471	9,783
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	15,400	443,982
Bunge, Ltd.	3,824	197,968
		641,950
Airlines — 0.5%
AMR Corp.†	4,359	46,511
Continental Airlines, Inc., Class B†	3,455	62,397
Copa Holdings SA, Class A	251	7,610
Delta Air Lines, Inc.†	14,168	162,365
Southwest Airlines Co.	36,183	311,898
		590,781
Apparel Manufacturers — 0.1%
Jones Apparel Group, Inc.	2,724	15,963
VF Corp.	2,747	150,453
		166,416
Appliances — 0.1%
Whirlpool Corp.	2,364	97,751
Applications Software — 0.0%
Compuware Corp.†	3,400	22,950
Audio/Video Products — 0.0%
Harman International Industries, Inc.	465	7,779
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	68,212	156,206
General Motors Corp.	15,337	49,078
		205,284
Auto-Heavy Duty Trucks — 0.0%
Oshkosh Corp.	710	6,312
Auto/Truck Parts & Equipment-Original — 0.4%
ArvinMeritor, Inc.	26,700	76,095
Autoliv, Inc.	2,286	49,057
BorgWarner, Inc.	5,741	124,982
Federal-Mogul Corp., Class A†	715	3,024
Johnson Controls, Inc.	15,393	279,537
TRW Automotive Holdings Corp.†	1,580	5,688
		538,383
Banks-Commercial — 2.6%
Associated Banc-Corp.	4,008	83,887
BancorpSouth, Inc.	2,591	60,526
Bank of Hawaii Corp.	1,508	68,116
BOK Financial Corp.	700	28,280
City National Corp.	1,261	61,411
Commerce Bancshares, Inc.	13,122	576,712
Cullen/Frost Bankers, Inc.	1,850	93,758
First Citizens BancShares, Inc., Class A	190	29,032
First Horizon National Corp.	6,465	68,335
Fulton Financial Corp.	5,475	52,669
M&T Bank Corp.	15,675	899,902
Marshall & Ilsley Corp.	8,155	111,234
Popular, Inc.	8,842	45,625
Regions Financial Corp.	21,861	174,014
Synovus Financial Corp.	24,002	199,217
TCF Financial Corp.	3,980	54,367
Valley National Bancorp.	4,210	85,252
Webster Financial Corp.	1,651	22,751
Whitney Holding Corp.	2,018	32,268
Zions Bancorp.	24,028	588,926
		3,336,282
Banks-Fiduciary — 0.5%
Northern Trust Corp.	10,010	521,921
Wilmington Trust Corp.	2,117	47,082
		569,003
Banks-Super Regional — 1.9%
Capital One Financial Corp.	17,700	564,453
Comerica, Inc.	31,935	633,910
Fifth Third Bancorp	105,120	868,291
Huntington Bancshares, Inc.	28,845	220,952
KeyCorp.	15,488	131,958
		2,419,564
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,122	114,885
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	84,055	1,011,182
Dr. Pepper Snapple Group, Inc.†	7,976	129,610
Pepsi Bottling Group, Inc.	4,316	97,153
PepsiAmericas, Inc.	1,827	37,198
		1,275,143
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	854	43,973
Constellation Brands, Inc., Class A†	5,820	91,781
		135,754
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,635	177,824
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class C†	8,848	118,475
Liberty Global, Inc., Class A†	5,409	86,111
Liberty Media Corp. — Capital, Class A†	3,507	16,518
		221,104
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.	635	13,729
Owens Corning, Inc.†	22,699	392,692
USG Corp.†	950	7,638
		414,059
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	2,911	93,996

Building Products-Cement — 0.0%
Eagle Materials, Inc.	149	2,743
Martin Marietta Materials, Inc.	96	9,320
		12,063
Building Products-Wood — 0.1%
Masco Corp.	11,380	126,659
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	787	10,373
Building-Residential/Commercial — 0.7%
Centex Corp.	3,886	41,347
D.R. Horton, Inc.	9,938	70,262
KB Home	2,376	32,361
Lennar Corp., Class A	4,289	37,186
M.D.C Holdings, Inc.	5,760	174,528
NVR, Inc.†	881	401,956
Pulte Homes, Inc.	5,124	56,005
Toll Brothers, Inc.†	4,100	87,863
		901,508
Cable TV — 0.3%
Cablevision Systems Corp., Class A	6,974	117,442
DISH Network Corp., Class A†	17,958	199,154
Scripps Networks Interactive, Inc., Class A	2,732	60,104
		376,700
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,571	7,431
MGM Mirage†	230	3,165
		10,596
Cellular Telecom — 0.1%
Leap Wireless International, Inc.†	1,510	40,604
US Cellular Corp.†	308	13,318
		53,922
Chemicals-Diversified — 0.3%
Celanese Corp., Class A	587	7,297
FMC Corp.	1,443	64,545
Huntsman Corp.	4,554	15,666
PPG Industries, Inc.	4,595	194,966
Rohm & Haas Co.	646	39,916
		322,390
Chemicals-Specialty — 1.1%
Albemarle Corp.	14,788	329,773
Ashland, Inc.	2,126	22,344
Cabot Corp.	2,028	31,028
Chemtura Corp.	7,002	9,803
Cytec Industries, Inc.	1,499	31,809
Eastman Chemical Co.	20,599	653,194
Ecolab, Inc.	4,900	172,235
Lubrizol Corp.	2,144	78,020
Sigma-Aldrich Corp.	1,918	81,016
Valhi, Inc.	115	1,231
		1,410,453
Coatings/Paint — 0.5%
RPM International, Inc.	4,062	53,984
Valspar Corp.	28,252	511,079
		565,063
Commercial Services — 0.6%
Convergys Corp.†	3,888	24,922
Iron Mountain, Inc.†	28,504	704,904
Quanta Services, Inc.†	1,199	23,740
Ticketmaster†	1,010	6,484
Weight Watchers International, Inc.	169	4,972
		765,022
Commercial Services-Finance — 1.0%
Equifax, Inc.	1,903	50,467
H&R Block, Inc.	46,259	1,051,004
Lender Processing Services, Inc.	2,373	69,885
Moody’s Corp.	6,198	124,518
Tree.com, Inc.†	168	437
		1,296,311
Computer Aided Design — 0.1%
Autodesk, Inc.†	6,750	132,637
Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	2,041	93,784
Computer Sciences Corp.†	4,755	167,090
DST Systems, Inc.†	263	9,989
Unisys Corp.†	5,033	4,278
		275,141
Computers — 0.1%
Sun Microsystems, Inc.†	24,597	93,961
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	10,164	28,459
Diebold, Inc.	339	9,523
NCR Corp.†	522	7,381
Teradata Corp.†	2,884	42,770
		88,133
Computers-Memory Devices — 0.1%
SanDisk Corp.†	5,678	54,509
Seagate Technology	7,869	34,859
		89,368
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,768	74,459
Consulting Services — 0.1%
Genpact, Ltd.†	102	838
SAIC, Inc.†	4,826	94,011
		94,849
Consumer Products-Misc. — 1.2%
Clorox Co.	14,232	790,730
Fortune Brands, Inc.	17,568	725,207
Jarden Corp.†	2,138	24,587
The Scotts Miracle-Gro Co., Class A	288	8,559
		1,549,083
Containers-Metal/Glass — 1.0%
Ball Corp.	28,015	1,165,144
Owens-Illinois, Inc.†	3,746	102,378
		1,267,522

Containers-Paper/Plastic — 1.0%
Bemis Co., Inc.	3,135	74,237
Packaging Corp. of America	2,505	33,717
Pactiv Corp.†	41,615	1,035,381
Sealed Air Corp.	5,039	75,283
Sonoco Products Co.	3,131	72,514
Temple-Inland, Inc.	3,342	16,042
		1,307,174
Cosmetics & Toiletries — 0.1%
Alberto-Culver Co.	2,400	58,824
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,339	59,661
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	513	39,604
Fidelity National Information Services, Inc.	4,745	77,201
		116,805
Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.†	2,880	54,000
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,206	22,805
Dialysis Centers — 0.0%
DaVita, Inc.†	553	27,412
Distribution/Wholesale — 1.3%
Genuine Parts Co.	25,854	978,833
Ingram Micro, Inc., Class A†	5,290	70,833
Tech Data Corp.†	1,427	25,458
WESCO International, Inc.†	354	6,807
WW Grainger, Inc.	7,200	567,648
		1,649,579
Diversified Manufacturing Operations — 2.2%
Carlisle Cos., Inc.	1,711	35,418
Cooper Industries, Ltd., Class A	8,873	259,358
Crane Co.	1,595	27,498
Dover Corp.	745	24,525
Eaton Corp.	16,267	808,632
Ingersoll-Rand Co., Ltd., Class A	11,463	198,883
ITT Corp.	1,383	63,604
Leggett & Platt, Inc.	4,940	75,039
Parker Hannifin Corp.	6,556	278,892
Pentair, Inc.	8,518	201,621
Teleflex, Inc.	1,246	62,425
Textron, Inc.	27,600	382,812
Trinity Industries, Inc.	2,547	40,141
Tyco International, Ltd.	18,500	399,600
		2,858,448
Diversified Operations — 0.1%
Leucadia National Corp.†	5,586	110,603
E-Commerce/Services — 0.1%
Expedia, Inc.†	6,530	53,807
IAC/InterActive Corp.†	2,525	39,719
Liberty Media Corp. — Interactive, Series A†	18,684	58,294
		151,820
Electric Products-Misc. — 0.0%
Molex, Inc.	3,056	44,281
Electric-Integrated — 10.5%
Alliant Energy Corp.	3,475	101,400
Ameren Corp.	37,191	1,236,973
American Electric Power Co., Inc.	31,933	1,062,730
CMS Energy Corp.	133,259	1,347,248
Consolidated Edison, Inc.	8,578	333,942
Constellation Energy Group, Inc.	477	11,968
DPL, Inc.	36,653	837,154
DTE Energy Co.	5,133	183,094
Edison International	31,713	1,018,622
Entergy Corp.	16,435	1,366,242
FirstEnergy Corp.	13,226	642,519
Great Plains Energy, Inc.	3,730	72,101
Hawaiian Electric Industries, Inc.	2,645	58,560
Integrys Energy Group, Inc.	2,405	103,367
MDU Resources Group, Inc.	5,754	124,171
Northeast Utilities	48,191	1,159,475
NSTAR	3,361	122,643
NV Energy, Inc.	5,417	53,574
OGE Energy Corp.	2,894	74,607
Pepco Holdings, Inc.	6,337	112,545
PG&E Corp.	29,923	1,158,319
Pinnacle West Capital Corp.	3,166	101,724
PPL Corp.	35,052	1,075,746
Progress Energy, Inc.	8,222	327,647
Puget Energy, Inc.	4,080	111,262
SCANA Corp.	3,671	130,688
TECO Energy, Inc.	6,631	81,893
Wisconsin Energy Corp.	3,679	154,444
Xcel Energy, Inc.	13,556	251,464
		13,416,122
Electronic Components-Misc. — 0.1%
AVX Corp.	1,426	11,322
Jabil Circuit, Inc.	3,409	23,011
Vishay Intertechnology, Inc.†	5,863	20,052
		54,385
Electronic Components-Semiconductors — 0.2%
Advanced Micro Devices, Inc.†	16,700	36,072
Cree, Inc.†	1,656	26,281
Fairchild Semiconductor International, Inc.†	3,920	19,169
International Rectifier Corp.†	1,780	24,030
Intersil Corp., Class A	2,566	23,581
LSI Corp.†	4,854	15,970
Micron Technology, Inc.†	20,946	55,297
QLogic Corp.†	4,171	56,058
		256,458
Electronic Connectors — 0.7%
Amphenol Corp., Class A	36,734	880,881
Thomas & Betts Corp.†	1,829	43,933
		924,814
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	8,113	29,694
Synopsys, Inc.†	4,460	82,599
		112,293

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,598	67,786
Avnet, Inc.†	2,659	48,421
		116,207
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	868	64,041
Engineering/R&D Services — 0.5%
Aecom Technology Corp.†	334	10,264
KBR, Inc.	32,841	499,183
URS Corp.†	2,178	88,797
		598,244
Engines-Internal Combustion — 0.3%
Cummins, Inc.	15,300	408,969
Enterprise Software/Service — 0.7%
CA, Inc.	24,143	447,370
Novell, Inc.†	6,093	23,702
Sybase, Inc.†	18,410	456,015
		927,087
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	42,434	366,630
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,625	27,695
Finance-Commercial — 0.1%
CapitalSource, Inc.	6,116	28,256
CIT Group, Inc.	25,689	116,628
		144,884
Finance-Consumer Loans — 0.2%
SLM Corp.†	26,416	235,102
Student Loan Corp.	124	5,084
		240,186
Finance-Credit Card — 0.1%
Discover Financial Services	15,081	143,722
Finance-Investment Banker/Broker — 0.2%
E*TRADE Financial Corp.†	10,888	12,521
Investment Technology Group, Inc.†	117	2,658
Jefferies Group, Inc.	3,959	55,664
Lazard, Ltd., Class A	4,807	142,960
Raymond James Financial, Inc.	3,006	51,493
		265,296
Finance-Other Services — 0.3%
MF Global, Ltd.†	1,652	3,370
The NASDAQ OMX Group, Inc.†	16,666	411,817
		415,187
Financial Guarantee Insurance — 0.0%
MBIA, Inc.†	6,726	27,375
MGIC Investment Corp.	3,935	13,694
		41,069
Food-Canned — 0.0%
Del Monte Foods Co.	6,207	44,318
Food-Confectionery — 0.2%
The Hershey Co.	2,399	83,341
The J.M. Smucker Co.	3,000	130,080
		213,421
Food-Dairy Products — 0.5%
Dean Foods Co.†	37,549	674,756
Food-Meat Products — 0.8%
Hormel Foods Corp.	2,236	69,495
Smithfield Foods, Inc.†	60,270	847,999
Tyson Foods, Inc., Class A	8,233	72,121
		989,615
Food-Misc. — 1.4%
Campbell Soup Co.	15,305	459,303
ConAgra Foods, Inc.	44,185	729,053
Corn Products International, Inc.	2,332	67,278
General Mills, Inc.	996	60,507
H.J. Heinz Co.	4,412	165,891
McCormick & Co., Inc.	2,217	70,634
Sara Lee Corp.	22,223	217,563
		1,770,229
Food-Retail — 2.2%
Safeway, Inc.	63,595	1,511,653
SUPERVALU, Inc.	18,696	272,962
The Kroger Co.	40,390	1,066,700
		2,851,315
Forestry — 0.3%
Plum Creek Timber Co., Inc.	3,629	126,071
Weyerhaeuser Co.	6,647	203,465
		329,536
Funeral Services & Related Items — 0.0%
Service Corp. International	8,216	40,834
Gas-Distribution — 1.8%
AGL Resources, Inc.	2,408	75,491
Atmos Energy Corp.	2,838	67,261
CenterPoint Energy, Inc.	3,790	47,830
Energen Corp.	1,829	53,645
National Fuel Gas Co.	2,556	80,079
NiSource, Inc.	84,527	927,261
Sempra Energy	14,126	602,191
Southern Union Co.	3,507	45,731
Southwest Gas Corp.	10,000	252,200
UGI Corp.	3,364	82,149
Vectren Corp.	2,548	63,725
		2,297,563
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	46,478	454,555
Hospital Beds/Equipment — 0.2%
Hill-Rom Holdings, Inc.	1,695	27,900
Kinetic Concepts, Inc.†	14,355	275,329
		303,229
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	627	18,847
Orient-Express Hotels, Ltd., Class A	185	1,417

Wyndham Worldwide Corp.	5,565	36,451
		56,715
Human Resources — 0.2%
Hewitt Associates, Inc., Class A††	4,520	128,278
Manpower, Inc.	2,307	78,415
		206,693
Independent Power Producers — 0.2%
Dynegy, Inc., Class A†	15,579	31,158
Mirant Corp.†	2,103	39,683
NRG Energy, Inc.†	4,624	107,878
Reliant Energy, Inc.†	10,887	62,927
		241,646
Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	17,321	870,727
Instruments-Scientific — 0.1%
PerkinElmer, Inc.	12,998	180,802
Insurance Brokers — 1.9%
AON Corp.	18,884	862,621
Arthur J. Gallagher & Co.	2,920	75,657
Brown & Brown, Inc.	2,773	57,956
Erie Indemnity Co., Class A	925	34,808
Marsh & McLennan Cos., Inc.	35,339	857,677
Willis Group Holdings, Ltd.	22,367	556,491
		2,445,210
Insurance-Life/Health — 1.7%
Conseco, Inc.†	77,510	401,502
Lincoln National Corp.	19,123	360,277
Nationwide Financial Services, Inc., Class A	1,452	75,809
Principal Financial Group, Inc.	14,513	327,558
Protective Life Corp.	2,197	31,527
StanCorp Financial Group, Inc.	1,540	64,326
Torchmark Corp.	8,267	369,535
Unum Group	26,479	492,509
		2,123,043
Insurance-Multi-line — 1.5%
ACE, Ltd.	19,000	1,005,480
American Financial Group, Inc.	2,476	56,651
American National Insurance Co.	495	36,496
Assurant, Inc.	11,474	344,220
Cincinnati Financial Corp.	4,584	133,257
CNA Financial Corp.	863	14,188
Genworth Financial, Inc., Class A	13,619	38,542
Hanover Insurance Group, Inc.	1,617	69,482
HCC Insurance Holdings, Inc.	3,628	97,049
Old Republic International Corp.	7,253	86,456
Unitrin, Inc.	1,295	20,642
XL Capital, Ltd., Class A	10,408	38,510
		1,940,973
Insurance-Property/Casualty — 2.5%
Alleghany Corp.†	160	45,120
Arch Capital Group, Ltd.†	7,617	533,952
Fidelity National Financial, Inc., Class A	6,730	119,457
First American Corp.	2,911	84,099
Markel Corp.†	313	93,587
Mercury General Corp.	837	38,494
OneBeacon Insurance Group, Ltd.	761	7,945
The Progressive Corp.†	59,430	880,158
W.R. Berkley Corp.	43,499	1,348,469
Wesco Financial Corp.	42	12,092
White Mountains Insurance Group, Ltd.	278	74,256
		3,237,629
Insurance-Reinsurance — 2.3%
Allied World Assurance Holdings, Ltd.	1,537	62,402
Axis Capital Holdings, Ltd.	3,590	104,541
Endurance Specialty Holdings, Ltd.	1,644	50,191
Everest Re Group, Ltd.	11,286	859,316
PartnerRe, Ltd.	18,587	1,324,696
Reinsurance Group of America, Inc.	1,855	79,431
RenaissanceRe Holdings, Ltd.	7,523	387,886
Transatlantic Holdings, Inc.	645	25,839
		2,894,302
Internet Content-Information/News — 0.0%
HLTH Corp.†	4,119	43,085
Internet Security — 0.7%
McAfee, Inc.†	25,586	884,508
Investment Companies — 0.0%
Allied Capital Corp.	5,622	15,123
American Capital, Ltd.	6,384	20,684
		35,807
Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	6,990	163,286
Franklin Resources, Inc.	6,840	436,255
Invesco, Ltd.	39,411	569,095
Janus Capital Group, Inc.	359	2,883
Legg Mason, Inc.	4,378	95,922
		1,267,441
Linen Supply & Related Items — 0.1%
Cintas Corp.	4,144	96,265
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	1,907	42,316
Lincoln Electric Holdings, Inc.	427	21,747
		64,063
Machinery-Construction & Mining — 0.1%
Terex Corp.†	3,175	54,991
Machinery-Farming — 0.0%
AGCO Corp.†	791	18,660
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	1,652	38,558
IDEX Corp.	287	6,931
		45,489
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	135	2,735
Machinery-Pumps — 0.0%
Flowserve Corp.	992	51,088
Medical Information Systems — 0.3%
IMS Health, Inc.	28,191	427,376

Medical Instruments — 0.3%
Beckman Coulter, Inc.	380	16,697
Edwards Lifesciences Corp.†	7,461	409,982
		426,679
Medical Labs & Testing Services — 0.7%
Laboratory Corp. of America Holdings†	13,226	851,886
Quest Diagnostics, Inc.	891	46,252
		898,138
Medical Products — 1.0%
Becton Dickinson & Co.	4,490	307,071
Covidien, Ltd.	15,700	568,968
Henry Schein, Inc.†	204	7,485
Hospira, Inc.†	4,285	114,924
The Cooper Cos., Inc.	1,415	23,206
Zimmer Holdings, Inc.†	6,282	253,918
		1,275,572
Medical-Biomedical/Gene — 0.3%
Charles River Laboratories International, Inc.†	10,500	275,100
Life Technologies Corp.†	1,934	45,082
		320,182
Medical-Drugs — 1.2%
Endo Pharmaceuticals Holdings, Inc.†	352	9,110
Forest Laboratories, Inc.†	8,754	222,964
King Pharmaceuticals, Inc.†	126,559	1,344,057
		1,576,131
Medical-Generic Drugs — 1.1%
Mylan, Inc.†	129,416	1,279,924
Teva Pharmaceutical Industries, Ltd. ADR	1,501	63,898
Watson Pharmaceuticals, Inc.†	1,663	44,186
		1,388,008
Medical-HMO — 0.7%
CIGNA Corp.	7,607	128,178
Coventry Health Care, Inc.†	7,387	109,919
Health Net, Inc.†	7,049	76,764
Humana, Inc.†	2,300	85,744
WellPoint, Inc.†	12,881	542,676
		943,281
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	2,347	34,219
Health Management Associates, Inc., Class A†	2,587	4,631
LifePoint Hospitals, Inc.†	1,705	38,942
Tenet Healthcare Corp.†	6,542	7,523
Universal Health Services, Inc., Class B	1,485	55,792
		141,107
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	205	5,521
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	4,448	158,616
Metal Processors & Fabrication — 0.7%
Commercial Metals Co.	3,590	42,613
Timken Co.	44,066	865,016
		907,629
Metal-Aluminum — 0.0%
Century Aluminum Co.†	551	5,510
Miscellaneous Manufacturing — 0.1%
AptarGroup, Inc.	1,742	61,388
Motion Pictures & Services — 0.0%
Ascent Media Corp., Class A†	442	9,653
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	834	14,153
Multimedia — 0.7%
E.W. Scripps Co. Class A	911	2,014
Meredith Corp.	1,240	21,229
The McGraw-Hill Cos., Inc.	5,075	117,689
Viacom, Inc., Class B†	35,720	680,823
		821,755
Music — 0.0%
Warner Music Group Corp.	1,316	3,974
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,198	19,364
Non-Hazardous Waste Disposal — 1.4%
Republic Services, Inc.	72,519	1,797,746
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	627	15,976
Xerox Corp.	28,289	225,463
		241,439
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	1,951	10,965
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,350	109,645
Oil & Gas Drilling — 0.5%
ENSCO International, Inc.	304	8,631
Helmerich & Payne, Inc.	3,283	74,688
Hercules Offshore, Inc.†	2,796	13,281
Nabors Industries, Ltd.†	7,609	91,080
Patterson-UTI Energy, Inc.	1,856	21,363
Pride International, Inc.†	1,494	23,874
Rowan Cos., Inc.	2,303	36,618
Transocean, Ltd.†	7,230	341,617
Unit Corp.†	352	9,405
		620,557
Oil Companies-Exploration & Production — 3.5%
Cabot Oil & Gas Corp.	1,775	46,150
Cimarex Energy Co.	2,607	69,815
Encore Acquisition Co.†	1,254	32,002
EOG Resources, Inc.	21,843	1,454,307
Equitable Resources, Inc.	10,590	355,295
Forest Oil Corp.†	2,792	46,040
Mariner Energy, Inc.†	746	7,609
Newfield Exploration Co.†	20,870	412,182
Noble Energy, Inc.	5,072	249,644
PetroHawk Energy Corp.†	450	7,034

Pioneer Natural Resources Co.	3,761	60,853
Plains Exploration & Production Co.†	298	6,926
Questar Corp.	3,386	110,688
Range Resources Corp.	45,879	1,577,779
St. Mary Land & Exploration Co.	1,136	23,072
		4,459,396
Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	12,146	249,114
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,493	64,886
Tesoro Corp.	3,072	40,458
		105,344
Oil-Field Services — 1.0%
BJ Services Co.	9,246	107,901
Exterran Holdings, Inc.†	2,065	43,985
Global Industries, Ltd.†	1,313	4,582
Halliburton Co.	31,461	571,961
Helix Energy Solutions Group, Inc.†	2,636	19,085
Key Energy Services, Inc.†	3,284	14,482
Oil States International, Inc.†	525	9,812
SEACOR Holdings, Inc.†	580	38,657
Smith International, Inc.	18,123	414,835
		1,225,300
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	224	1,481
Paper & Related Products — 0.3%
Domtar Corp.†	15,446	25,795
International Paper Co.	13,454	158,757
MeadWestvaco Corp.	5,466	61,165
Rayonier, Inc.	2,164	67,841
Smurfit-Stone Container Corp.†	8,050	2,053
		315,611
Pharmacy Services — 0.1%
Omnicare, Inc.	3,108	86,278
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,068	59,667
Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	48,800	534,848
Physicians Practice Management — 0.0%
MEDNAX, Inc.†	215	6,815
Pipelines — 0.9%
El Paso Corp.	17,369	135,999
ONEOK, Inc.	3,281	95,543
Spectra Energy Corp.	19,915	313,462
Williams Cos., Inc.	39,266	568,572
		1,113,576
Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	15,994	522,684
Printing-Commercial — 0.6%
R.R. Donnelley & Sons Co.	53,284	723,597
Private Corrections — 0.0%
Corrections Corp. of America†	448	7,329
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	23,895	191,160
The New York Times Co., Class A	4,524	33,161
The Washington Post Co., Class B	194	75,708
		300,029
Quarrying — 0.2%
Vulcan Materials Co.	3,443	239,564
Racetracks — 0.0%
International Speedway Corp., Class A	1,020	29,305
Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities, Inc.	4,729	285,348
AMB Property Corp.	3,083	72,204
Annaly Capital Management, Inc.	36,908	585,730
Apartment Investment & Management Co., Class A	1,948	22,499
AvalonBay Communities, Inc.	2,422	146,725
Boston Properties, Inc.	3,766	207,130
Brandywine Realty Trust	2,756	21,249
BRE Properties, Inc.	1,515	42,390
Camden Property Trust	614	19,243
CBL & Associates Properties, Inc.	2,087	13,565
Developers Diversified Realty Corp.	3,769	18,393
Digital Realty Trust, Inc.	724	23,783
Douglas Emmett, Inc.	3,816	49,837
Duke Realty Corp.	4,615	50,580
Equity Residential	8,511	253,798
Essex Property Trust, Inc.	4,599	352,973
Federal Realty Investment Trust	1,306	81,076
General Growth Properties, Inc.	3,376	4,355
HCP, Inc.	28,458	790,279
Health Care REIT, Inc.	2,839	119,806
Hospitality Properties Trust	2,956	43,956
Host Hotels & Resorts, Inc.	16,431	124,383
HRPT Properties Trust	7,093	23,903
iStar Financial, Inc.	4,229	9,431
Kilroy Realty Corp.	938	31,385
Kimco Realty Corp.	6,785	124,030
Liberty Property Trust	2,917	66,595
Mack-Cali Realty Corp.	2,067	50,641
Nationwide Health Properties, Inc.	2,753	79,066
ProLogis	8,248	114,565
Public Storage	3,981	316,489
Regency Centers Corp.	2,200	102,740
SL Green Realty Corp.	1,837	47,578
UDR, Inc.	4,035	55,643
Ventas, Inc.	3,408	114,407
Vornado Realty Trust	4,282	258,419
Weingarten Realty Investors, Inc.	2,340	48,415
		4,772,609
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	3,521	15,211
Jones Lang LaSalle, Inc.	1,002	27,755
		42,966
Real Estate Operations & Development — 0.0%
The St. Joe Co.†	465	11,309
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	3,181	2,227
Hertz Global Holdings, Inc.†	9,594	48,641

United Rentals, Inc.†	1,866	17,018
		67,886
Retail-Apparel/Shoe — 0.7%
American Eagle Outfitters, Inc.	1,639	15,341
AnnTaylor Stores Corp.†	1,172	6,762
Foot Locker, Inc.	49,970	366,780
Limited Brands, Inc.	3,101	31,134
Liz Claiborne, Inc.	2,982	7,753
Phillips-Van Heusen Corp.	200	4,026
Ross Stores, Inc.	9,840	292,543
The Gap, Inc.	7,750	103,773
		828,112
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	3,017	420,781
O’Reilly Automotive, Inc.†	2,688	82,629
		503,410
Retail-Automobile — 0.0%
AutoNation, Inc.†	3,618	35,746
Penske Auto Group, Inc.	1,281	9,838
		45,584
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,442	36,656
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	1,138	17,070
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	4,128	49,288
Retail-Discount — 0.1%
BJ’s Wholesale Club, Inc.†	1,880	64,409
Family Dollar Stores, Inc.	4,052	105,635
HSN, Inc.†	1,010	7,343
		177,387
Retail-Drug Store — 0.0%
Rite Aid Corp.†	15,992	4,958
Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	2,683	23,262
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	2,529	19,878
Retail-Major Department Stores — 0.5%
J.C. Penney Co., Inc.	11,064	217,961
Saks, Inc.†	4,542	19,894
Sears Holdings Corp.†	1,857	72,182
TJX Cos., Inc.	17,915	368,511
		678,548
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	8,593	25,607
OfficeMax, Inc.	70,289	537,008
		562,615
Retail-Regional Department Stores — 0.9%
Kohl’s Corp.†	15,670	567,254
Macy’s, Inc.	52,333	541,647
		1,108,901
Retail-Restaurants — 0.9%
Brinker International, Inc.	58,800	619,752
Darden Restaurants, Inc.	20,300	572,054
		1,191,806
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,132	6,317
Rubber-Tires — 0.3%
The Goodyear Tire & Rubber Co.†	71,302	425,673
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,224	18,201
Savings & Loans/Thrifts — 1.1%
Astoria Financial Corp.	2,648	43,639
Capitol Federal Financial	444	20,246
Hudson City Bancorp, Inc.	25,731	410,667
New York Community Bancorp, Inc.	10,786	129,001
People’s United Financial, Inc.	39,715	708,118
Sovereign Bancorp, Inc.†	13,960	41,601
TFS Financial Corp.	3,273	42,222
Washington Federal, Inc.	2,762	41,319
		1,436,813
Schools — 0.0%
Career Education Corp.†	2,818	50,555
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	5,075	15,885
Integrated Device Technology, Inc.†	2,964	16,628
Marvell Technology Group, Ltd.†	28,400	189,428
		221,941
Semiconductor Equipment — 0.2%
KLA-Tencor Corp.	11,182	243,656
Lam Research Corp.†	334	7,107
Novellus Systems, Inc.†	2,196	27,099
Teradyne, Inc.†	2,014	8,499
		286,361
Steel-Producers — 0.6%
Carpenter Technology Corp.	1,304	26,784
Nucor Corp.	3,390	156,618
Reliance Steel & Aluminum Co.	1,973	39,342
Schnitzer Steel Industries, Inc., Class A	591	22,251
Steel Dynamics, Inc.	49,720	555,870
		800,865
Telecom Equipment-Fiber Optics — 0.4%
JDS Uniphase Corp.†	137,517	501,937
Telecom Services — 1.5%
Amdocs, Ltd.†	3,567	65,240
Clearwire Corp., Class A†	226	1,114
Embarq Corp.	50,834	1,827,991
Virgin Media, Inc.	9,249	46,153
		1,940,498
Telecommunication Equipment — 1.2%
ADC Telecommunications, Inc.†	79,803	436,522
CommScope, Inc.†	23,047	358,150

Tellabs, Inc.†	175,304	722,253
		1,516,925
Telephone-Integrated — 3.1%
CenturyTel, Inc.	37,318	1,019,901
Frontier Communications Corp.	7,937	69,369
Qwest Communications International, Inc.	385,003	1,401,411
Sprint Nextel Corp.†	87,180	159,539
Telephone and Data Systems, Inc.	1,881	59,722
Windstream Corp.	128,565	1,182,798
		3,892,740
Television — 0.1%
CBS Corp., Class B	18,556	151,974
Hearst-Argyle Television, Inc.	718	4,351
		156,325
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,756	75,455
Theaters — 0.0%
Regal Entertainment Group, Class A	2,511	25,637
Tobacco — 0.6%
Lorillard, Inc.	5,961	335,902
Reynolds American, Inc.	3,845	154,992
UST, Inc.	4,651	322,687
		813,581
Tools-Hand Held — 0.8%
Black & Decker Corp.	1,923	80,401
Snap-On, Inc.	22,914	902,353
The Stanley Works	2,466	84,091
		1,066,845
Toys — 0.4%
Hasbro, Inc.	2,253	65,720
Mattel, Inc.	29,028	464,448
		530,168
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,359	42,088
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,300	32,578
Overseas Shipholding Group, Inc.	709	29,856
Teekay Corp.	1,328	26,095
Tidewater, Inc.	1,560	62,821
		151,350
Transport-Rail — 0.0%
Kansas City Southern†	518	9,868
Transport-Services — 0.2%
Ryder System, Inc.	4,986	193,357
UTI Worldwide, Inc.	301	4,316
		197,673
Transport-Truck — 0.5%
Con-way, Inc.	1,199	31,893
Landstar System, Inc.	17,008	653,618
		685,511
Travel Services — 0.0%
Interval Leisure Group, Inc.†	1,010	5,444
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,196	69,289
NBTY, Inc.†	850	13,303
		82,592
Water — 0.1%
American Water Works Co.	1,988	41,510
Aqua America, Inc.	4,204	86,560
		128,070
Water Treatment Systems — 0.0%
Nalco Holding Co.	324	3,739
Wireless Equipment — 0.1%
Crown Castle International Corp.†	7,047	123,886
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,025	52,607

Total Common Stock (cost $179,272,518)		120,891,448

EXCHANGE TRADED FUNDS — 1.4%
Index Fund — 1.4%
iShares Russell Midcap Value Index Fund (cost $1,761,739)	62,000	1,763,280
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. Expires 12/31/10† (cost $92)	92	32
Total Long-Term Investment Securities (cost $181,034,349)		122,654,760

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.03% due 05/14/09(1)	15,000	14,996
0.10% due 01/22/09(1)	15,000	14,999
Total Short-Term Investment Securities (cost $29,997)		29,995

REPURCHASE AGREEMENTS — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of 313,000 and collateralized by $320,000 of United States Treasury Bills (WI), bearing interest at .26%, due 07/30/09 and having an approximate value of $319,520	313,000	313,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,631,001 and collateralized by $1,670,000 of United States Treasury Bills (WI), bearing interest at 0.26%, due 07/30/09 and having an approximate value of $1,667,495	1,631,000	1,631,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,564,001 and collateralized by $1,500,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,596,300	1,564,000	1,564,000
Total Repurchase Agreements (cost $3,508,000)		3,508,000
TOTAL INVESTMENTS (cost $184,572,346)(2)	98.9%	126,192,755
Other assets less liabilities	1.1	1,389,296
NET ASSETS	100.0%	$127,582,051

†		Non-income producing security
(1)		The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt
WI	—	When issued

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December, 31 2008	(Depreciation)

10 Long	S&P Midcap 400 Index	March 2009	$500,668	$537,200	$36,532

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

SMALL CAP PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 90.7%
Advanced Materials — 0.1%
Ceradyne, Inc.†	3,955	$80,326
Advertising Services — 0.0%
inVentiv Health, Inc.†	5,001	57,712
Aerospace/Defense — 0.5%
Cubic Corp.	2,334	63,485
Esterline Technologies Corp.†	4,463	169,103
National Presto Industries, Inc.	721	55,517
Spirit Aerosystems Holdings, Inc., Class A†	16,180	164,550
Teledyne Technologies, Inc.†	5,374	239,412
		692,067
Aerospace/Defense-Equipment — 1.6%
AAR Corp.†	5,833	107,386
Curtiss-Wright Corp.	6,761	225,750
GenCorp, Inc.†	7,321	26,941
Heico Corp.	24,960	722,842
Kaman Corp.	3,824	69,329
Limco-Piedmont, Inc.†	35,574	107,789
Moog, Inc., Class A†	6,427	235,035
Orbital Sciences Corp.†	36,380	710,502
Triumph Group, Inc.	2,468	104,791
		2,310,365
Agricultural Operations — 0.0%
Andersons, Inc.	2,725	44,908
Airlines — 0.1%
Skywest, Inc.	8,587	159,718
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	8,140	125,031
Darling International, Inc.†	12,325	67,664
		192,695
Apparel Manufacturers — 0.4%
Carter’s, Inc.†	8,460	162,940
Hanesbrands, Inc.†	18,900	240,975
Maidenform Brands, Inc.†	2,813	28,552
Oxford Industries, Inc.	2,053	18,005
Quiksilver, Inc.†	19,122	35,185
True Religion Apparel, Inc.†	2,753	34,247
Volcom, Inc.†	12,606	137,405
		657,309
Applications Software — 0.9%
Citrix Systems, Inc.†	25,340	597,264
EPIQ Systems, Inc.†	33,897	566,419
Progress Software Corp.†	6,197	119,354
		1,283,037
Athletic Equipment — 0.0%
Nautilus, Inc.†	3,469	7,666
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	4,038	46,033
Audio/Video Products — 0.0%
Audiovox Corp., Class A†	2,787	13,963
Universal Electronics, Inc.†	2,096	33,997
		47,960
Auto Repair Centers — 0.0%
Midas, Inc.†	2,112	22,155
Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,626	20,817
Auto/Truck Parts & Equipment-Original — 0.1%
Spartan Motors, Inc.	4,924	23,290
Superior Industries International, Inc.	3,492	36,736
WABCO Holdings, Inc.	8,620	136,110
		196,136
Auto/Truck Parts & Equipment-Replacement — 0.0%
ATC Technology Corp.†	3,165	46,304
Standard Motor Products, Inc.	1,801	6,231
		52,535
Banks-Commercial — 7.2%
Bank Mutual Corp.	7,261	83,792
Cascade Bancorp	4,228	28,539
Cascade Financial Corp.	61,330	332,409
Central Pacific Financial Corp.	23,025	231,171
City Bank	24,610	127,972
City National Corp.	8,240	401,288
CoBiz Financial, Inc.	35,540	346,160
Columbia Banking System, Inc.	2,734	32,617
Community Bank Systems, Inc.	4,838	117,999
Corus Bankshares, Inc.	4,691	5,207
Cullen/Frost Bankers, Inc.	15,860	803,785
East West Bancorp, Inc.	20,460	326,746
First BanCorp Puerto Rico	11,422	127,241
First Commonwealth Financial Corp.	10,587	131,067
First Financial Bancorp	4,797	59,435
First Financial Bankshares, Inc.	3,131	172,862
First Midwest Bancorp, Inc.	7,316	146,101
First Security Group, Inc.	95,932	443,206
Frontier Financial Corp.	7,079	30,864
Glacier Bancorp, Inc.	8,957	170,362
Hancock Holding Co.	3,547	161,247
Hanmi Financial Corp.	5,598	11,532
Home Bancshares, Inc.	1,999	53,873
IBERIABANK Corp.	11,920	572,160
Independent Bank Corp. (Massachusetts)	2,450	64,092
Independent Bank Corp. (Michigan)	2,877	6,214
Irwin Financial Corp.†	2,860	3,689
Nara BanCorp., Inc.	3,355	32,980
National Penn Bancshares, Inc.	11,994	174,033
Old National Bancorp	9,967	181,001
PAB Bankshares, Inc.	10,088	44,387
PrivateBancorp, Inc.	4,116	133,605
Prosperity Bancshares, Inc.	6,172	182,629
Provident Bankshares Corp.	4,995	48,252
S&T Bancorp, Inc.	3,531	125,350
Signature Bank†	5,191	148,930
Sterling Bancorp	2,709	38,007
Sterling Bancshares, Inc.	11,018	66,989
Sterling Financial Corp.	7,840	68,992
Susquehanna Bancshares, Inc.	12,956	206,130
SVB Financial Group†	13,430	352,269
Synovus Financial Corp.	47,600	395,080

The South Financial Group, Inc.	10,966	47,373
Tompkins Trustco, Inc.	7,415	429,699
TrustCo Bank Corp. NY	11,421	108,614
UCBH Holdings, Inc.	81,313	559,433
UMB Financial Corp.	4,437	218,034
Umpqua Holding Corp.	62,039	897,704
United Bankshares, Inc.	5,670	188,357
United Community Banks, Inc.	6,121	83,123
Webster Financial Corp.	15,970	220,067
Whitney Holding Corp.	10,135	162,059
Wilshire Bancorp, Inc.	2,921	26,523
Wintrust Financial Corp.	27,459	564,832
		10,696,082
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	9,599	65,657
Batteries/Battery Systems — 0.1%
Greatbatch, Inc.†	3,443	91,102
Beverages-Wine/Spirits — 0.3%
Central European Distribution Corp.†	21,400	421,580
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	1,502	42,657
Broadcast Services/Program — 0.0%
4Kids Entertainment, Inc.†	1,783	3,495
Building & Construction Products-Misc. — 1.1%
Drew Industries, Inc.†	2,947	35,364
Gibraltar Industries, Inc.	61,608	735,599
Louisiana-Pacific Corp.	35,030	54,647
NCI Building Systems, Inc.†	2,970	48,411
Patrick Industries, Inc.†	28,350	17,237
Simpson Manufacturing Co., Inc.	28,995	804,901
		1,696,159
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	11,050	90,831
Insituform Technologies, Inc., Class A†	4,207	82,836
		173,667
Building Products-Air & Heating — 0.2%
Lennox International, Inc.	7,058	227,903
Building Products-Cement — 0.2%
Eagle Materials, Inc.	6,556	120,696
Texas Industries, Inc.	4,147	143,071
		263,767
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	4,336	44,921
Quanex Building Products	5,670	53,128
		98,049
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	2,516	67,706
Building-Heavy Construction — 0.3%
Perini Corp.†	16,530	386,471
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	6,654	126,759
Building-Mobile Home/Manufactured Housing — 0.0%
Champion Enterprises, Inc.†	11,714	6,560
Skyline Corp.	1,023	20,450
Winnebago Industries, Inc.	4,376	26,387
		53,397
Building-Residential/Commercial — 0.1%
M/I Homes, Inc.	2,111	22,250
Meritage Homes Corp.†	4,621	56,238
Standard-Pacific Corp.†	17,335	30,856
		109,344
Casino Hotels — 0.0%
Monarch Casino & Resort, Inc.†	1,724	20,085
Casino Services — 0.0%
Shuffle Master, Inc.†	8,364	41,485
Chemicals-Diversified — 0.0%
Georgia Gulf Corp.	4,516	4,832
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	3,983	67,711
PolyOne Corp.†	39,290	123,764
		191,475
Chemicals-Specialty — 0.5%
Arch Chemicals, Inc.	3,745	97,632
Balchem Corp.	2,737	68,179
Ferro Corp.	13,900	97,995
H.B. Fuller Co.	7,292	117,474
NewMarket Corp.	1,890	65,980
OM Group, Inc.†	4,588	96,853
Penford Corp.	1,694	17,143
Quaker Chemical Corp.	1,598	26,287
Stepan Co.	1,071	50,326
Zep, Inc.	3,152	60,865
		698,734
Circuit Boards — 0.1%
Park Electrochemical Corp.	3,080	58,397
TTM Technologies, Inc.†	6,445	33,578
		91,975
Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†	2,627	101,665
Peet’s Coffee & Tea, Inc.†	1,797	41,780
		143,445
Collectibles — 0.1%
RC2 Corp.†	7,599	81,081
Commercial Services — 2.9%
Arbitron, Inc.	3,995	53,054
Healthcare Services Group	6,467	103,019
HMS Holdings Corp.†	3,773	118,925
Iron Mountain, Inc.†	92,477	2,286,956
Live Nation, Inc.†	11,409	65,488
Pre-Paid Legal Services, Inc.†	1,157	43,144
StarTek, Inc.†	1,736	7,725
Steiner Leisure, Ltd.†	20,360	601,027
Ticketmaster Entertainment, Inc.†	154,497	991,871
		4,271,209

Commercial Services-Finance — 3.9%
Bankrate, Inc.†	2,091	79,458
Coinstar, Inc.†	4,252	82,957
Dollar Financial Corp.†	18,300	188,490
Equifax, Inc.	20,400	541,008
Euronet Worldwide, Inc.†	95,286	1,106,270
Global Payments, Inc.	31,700	1,039,443
Heartland Payment Systems, Inc.	13,771	240,993
Lender Processing Services, Inc.	19,500	574,275
MedQuist, Inc.	43,870	89,934
Rewards Network, Inc.†	4,063	10,523
The Western Union Co.	56,300	807,342
TNS, Inc.†	107,700	1,011,303
Wright Express Corp.†	5,844	73,634
		5,845,630
Communications Software — 0.3%
Digi International, Inc.†	43,052	349,152
Smith Micro Software, Inc.†	4,190	23,296
		372,448
Computer Aided Design — 0.1%
Aspen Technology, Inc.†	22,600	167,692
Computer Services — 0.8%
CACI International, Inc., Class A†	4,557	205,475
CIBER, Inc.†	8,029	38,620
Insight Enterprises, Inc.†	6,860	47,334
Manhattan Associates, Inc.†	3,692	58,371
Perot Systems Corp., Class A†	57,320	783,564
Sykes Enterprises, Inc.†	5,029	96,154
		1,229,518
Computer Software — 0.1%
Avid Technology, Inc.†	4,576	49,924
Blackbaud, Inc.	6,561	88,573
Phoenix Technologies, Ltd.†	4,221	14,774
		153,271
Computers — 0.3%
Research In Motion, Ltd.†	11,500	466,670
Computers-Integrated Systems — 0.3%
Agilysys, Inc.	3,427	14,702
Catapult Communications Corp.†	1,298	8,528
Integral Systems, Inc.†	2,576	31,041
Mercury Computer Systems, Inc.†	3,425	21,612
MICROS Systems, Inc.†	12,151	198,304
MTS Systems Corp.	2,555	68,065
Radiant Systems, Inc.†	4,145	13,969
Radisys Corp.†	3,405	18,829
Stratasys, Inc.†	3,163	34,002
		409,052
Computers-Memory Devices — 0.0%
Hutchinson Technology, Inc.†	3,454	12,020
Computers-Periphery Equipment — 0.2%
Rimage Corp.†	14,450	193,775
Synaptics, Inc.†	5,072	83,992
		277,767
Consulting Services — 0.6%
Forrester Research, Inc.†	2,301	64,911
MAXIMUS, Inc.	2,809	98,624
Watson Wyatt Worldwide, Inc., Class A	15,233	728,442
		891,977
Consumer Products-Misc. — 0.8%
Central Garden and Pet Co. Class A†	96,739	570,760
Russ Berrie & Co., Inc.†	2,534	7,526
Tupperware Brands Corp.	23,810	540,487
WD-40 Co.	2,475	70,018
		1,188,791
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	5,747	196,432
Cosmetics & Toiletries — 0.7%
Bare Escentuals, Inc.†	158,900	831,047
Chattem, Inc.†	2,826	202,144
		1,033,191
Data Processing/Management — 1.5%
CSG Systems International, Inc.†	5,261	91,910
Fidelity National Information Services, Inc.	18,300	297,741
Fiserv, Inc.†	49,700	1,807,589
		2,197,240
Decision Support Software — 0.1%
SPSS, Inc.†	2,727	73,520
Diagnostic Equipment — 0.2%
Immucor, Inc.†	10,570	280,951
Diagnostic Kits — 0.5%
Inverness Medical Innovations, Inc.†	32,100	607,011
Meridian Bioscience, Inc.	6,056	154,246
		761,257
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,894	62,767
Merit Medical Systems, Inc.†	4,197	75,252
		138,019
Distribution/Wholesale — 1.5%
Brightpoint, Inc.†	7,744	33,686
Fossil, Inc.†	6,827	114,011
MWI Veterinary Supply, Inc.†	32,815	884,692
Owens & Minor, Inc.	6,226	234,409
Pool Corp.	7,211	129,582
Scansource, Inc.†	3,968	76,463
School Specialty, Inc.†	2,404	45,965
United Stationers, Inc.†	15,593	522,210
Watsco, Inc.	4,265	163,776
		2,204,794
Diversified Manufacturing Operations — 0.6%
A.O. Smith Corp.	3,399	100,339
Actuant Corp., Class A	8,456	160,833
Acuity Brands, Inc.	6,122	213,719
Barnes Group, Inc.	6,556	95,062
EnPro Industries, Inc.†	3,015	64,943
Griffon Corp.†	6,197	57,818
Koppers Holdings, Inc.	6,210	134,260
Lydall, Inc.†	2,507	14,416

Standex International Corp.	1,880	37,299
Tredegar Corp.	2,890	52,540
		931,229
Diversified Minerals — 0.0%
AMCOL International Corp.	3,385	70,916
Diversified Operations/Commercial Services — 0.2%
Chemed Corp.	3,449	137,167
Viad Corp.	3,158	78,129
Volt Information Sciences, Inc.†	1,922	13,896
		229,192
Drug Delivery Systems — 0.0%
Noven Pharmaceuticals, Inc.†	3,748	41,228
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	2,193	53,707
NutriSystem, Inc.	4,451	64,940
Stamps.com, Inc.†	2,141	21,046
		139,693
E-Services/Consulting — 0.1%
Perficient, Inc.†	4,844	23,154
Websense, Inc.†	6,784	101,557
		124,711
Electric Products-Misc. — 0.0%
Littelfuse, Inc.†	3,267	54,232
Electric-Integrated — 1.5%
Allete, Inc.	3,918	126,434
Avista Corp.	8,056	156,125
Central Vermont Public Service Corp.	1,737	41,445
CH Energy Group, Inc.	2,376	122,103
Cleco Corp.	9,035	206,269
CMS Energy Corp.	14,220	143,764
El Paso Electric Co.†	6,750	122,108
MGE Energy, Inc.	6,670	220,110
NV Energy, Inc.	61,200	605,268
Portland General Electric Co.	12,400	241,428
UIL Holdings Corp.	3,802	114,174
Unisource Energy Corp.	5,345	156,929
		2,256,157
Electronic Components-Misc. — 0.5%
Bel Fuse, Inc., Class B	10,876	230,571
Benchmark Electronics, Inc.†	10,015	127,892
CTS Corp.	5,075	27,963
Daktronics, Inc.	5,114	47,867
Methode Electronics, Inc.	5,734	38,647
Plexus Corp.†	5,910	100,175
Rogers Corp.†	2,705	75,118
Technitrol, Inc.	6,173	21,482
		669,715
Electronic Components-Semiconductors — 2.2%
Actel Corp.†	3,880	45,474
Diodes, Inc.†	4,860	29,452
DSP Group, Inc.†	4,178	33,507
Fairchild Semiconductor International, Inc.†	71,820	351,200
Intersil Corp., Class A	66,492	611,061
Kopin Corp.†	10,199	20,806
Macrovision Solutions Corp.†	57,923	732,726
Microsemi Corp.†	50,840	642,618
OmniVision Technologies, Inc.†	47,090	247,222
ON Semiconductor Corp.†	95,240	323,816
Skyworks Solutions, Inc.†	24,837	137,597
Supertex, Inc.†	1,934	46,435
		3,221,914
Electronic Measurement Instruments — 0.8%
Analogic Corp.	27,318	745,235
Axsys Technologies, Inc.†	1,381	75,762
FARO Technologies, Inc.†	2,513	42,369
Itron, Inc.†	5,166	329,281
Keithley Instruments, Inc.	2,062	7,526
		1,200,173
Electronic Security Devices — 0.0%
LoJack Corp.†	2,613	10,766
Energy-Alternate Sources — 0.0%
Headwaters, Inc.†	6,324	42,687
Engineering/R&D Services — 0.5%
EMCOR Group, Inc.†	34,880	782,358
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	7,501	131,943
Enterprise Software/Service — 1.2%
Concur Technologies, Inc.†	6,469	212,313
Epicor Software Corp.†	8,971	43,061
Informatica Corp.†	13,404	184,037
JDA Software Group, Inc.†	4,097	53,794
Lawson Software, Inc.†	228,170	1,081,526
Omnicell, Inc.†	4,678	57,118
SYNNEX Corp.†	2,797	31,690
Taleo Corp., Class A†	4,609	36,088
Tyler Technologies, Inc.†	4,431	53,083
		1,752,710
Entertainment Software — 0.7%
Electronic Arts, Inc.†	53,700	861,348
Take-Two Interactive Software, Inc.	11,685	88,339
THQ, Inc.†	10,049	42,105
		991,792
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	8,951	216,167
Filtration/Separation Products — 0.2%
CLARCOR, Inc.	7,642	253,562
Finance-Consumer Loans — 0.1%
Portfolio Recovery Associates, Inc.†	2,313	78,272
World Acceptance Corp.†	2,464	48,689
		126,961
Finance-Investment Banker/Broker — 1.1%
Greenhill & Co., Inc.	2,635	183,844
Investment Technology Group, Inc.†	6,563	149,111
LaBranche & Co., Inc.†	8,122	38,905
optionsXpress Holdings, Inc.	6,419	85,758

Piper Jaffray Cos., Inc.†	2,374	94,390
Raymond James Financial, Inc.	17,310	296,520
Stifel Financial Corp.†	3,778	173,221
SWS Group, Inc.	4,131	78,283
TD Ameritrade Holding Corp.†	28,000	399,000
Thomas Weisel Partners Group, Inc.†	11,750	55,460
TradeStation Group, Inc.†	4,845	31,250
		1,585,742
Finance-Leasing Companies — 0.5%
Financial Federal Corp.	28,651	666,709
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	17,300	60,204
Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.†	2,930	17,492
Food-Canned — 0.7%
Del Monte Foods Co.	134,040	957,046
Treehouse Foods, Inc.†	4,735	128,981
		1,086,027
Food-Confectionery — 0.5%
The J.M. Smucker Co.	17,500	758,800
Food-Meat Products — 0.2%
Smithfield Foods, Inc.†	18,530	260,717
Food-Misc. — 0.4%
Cal-Maine Foods, Inc.	1,894	54,358
Chiquita Brands International, Inc.†	14,800	218,744
Diamond Foods, Inc.	2,450	49,368
Hain Celestial Group, Inc.†	6,048	115,456
J & J Snack Foods Corp.	2,139	76,747
Lance, Inc.	4,740	108,736
		623,409
Food-Retail — 0.3%
Great Atlantic & Pacific Tea Co., Inc.†	4,547	28,510
Weis Markets, Inc.	11,510	387,081
		415,591
Food-Wholesale/Distribution — 0.2%
Nash Finch Co.	1,925	86,413
Spartan Stores, Inc.	3,325	77,306
United Natural Foods, Inc.†	6,456	115,046
		278,765
Footwear & Related Apparel — 0.8%
CROCS, Inc.†	12,474	15,468
Deckers Outdoor Corp.†	1,966	157,025
Iconix Brand Group, Inc.†	8,703	85,115
Skechers USA, Inc., Class A†	26,205	335,948
Timberland Co., Class A†	42,200	487,410
Wolverine World Wide, Inc.	7,376	155,191
		1,236,157
Forestry — 0.1%
Deltic Timber Corp.	1,595	72,971
Funeral Services & Related Items — 0.1%
Hillenbrand, Inc.	9,401	156,809
Gambling (Non-Hotel) — 0.0%
Pinnacle Entertainment, Inc.†	9,029	69,343
Garden Products — 0.1%
Toro Co.	5,348	176,484
Gas-Distribution — 1.8%
Atmos Energy Corp.	13,647	323,434
Laclede Group, Inc.	3,309	154,994
New Jersey Resources Corp.	16,575	652,226
Northwest Natural Gas Co.	17,815	787,957
Piedmont Natural Gas, Inc.	11,034	349,447
South Jersey Industries, Inc.	4,476	178,369
Southwest Gas Corp.	6,555	165,317
		2,611,744
Golf — 0.1%
Callaway Golf Co.	12,923	120,055
Health Care Cost Containment — 0.0%
Corvel Corp.†	1,223	26,882
Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	1,753	5,873
Ethan Allen Interiors, Inc.	4,323	62,121
La-Z-Boy, Inc.	7,813	16,954
		84,948
Hospital Beds/Equipment — 0.7%
Kinetic Concepts, Inc.†	50,800	974,344
Hotel/Motels — 0.0%
Marcus Corp.	3,176	51,546
Human Resources — 0.8%
Administaff, Inc.	3,411	73,950
AMN Healthcare Services, Inc.†	5,080	42,977
CDI Corp.	1,935	25,039
Cross Country Healthcare, Inc.†	49,748	437,285
Gevity HR, Inc.	3,567	5,386
Heidrick & Struggles International, Inc.	2,479	53,398
Korn/Ferry International†	11,020	125,848
On Assignment, Inc.†	5,340	30,278
Spherion Corp.†	7,952	17,574
TrueBlue, Inc.†	46,704	446,957
		1,258,692
Identification Systems — 0.2%
Brady Corp., Class A	8,108	194,187
Checkpoint Systems, Inc.†	5,816	57,229
		251,416
Industrial Audio & Video Products — 0.0%
Sonic Solutions†	3,997	7,035
Industrial Automated/Robotic — 0.1%
Cognex Corp.	5,955	88,134
Gerber Scientific, Inc.†	3,592	18,355

Intermec, Inc.†	7,344	97,528
		204,017
Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	4,394	109,718
Instruments-Scientific — 0.2%
Dionex Corp.†	2,725	122,216
FEI Co.†	5,533	104,353
		226,569
Insurance-Life/Health — 0.1%
Delphi Financial Group, Inc., Class A	6,212	114,549
Presidential Life Corp.	3,250	32,143
		146,692
Insurance-Multi-line — 0.1%
United Fire & Casualty Co.	3,389	105,296
Insurance-Property/Casualty — 2.7%
American Physicians Capital, Inc.	1,212	58,297
Amerisafe, Inc.†	2,836	58,223
Arch Capital Group, Ltd.†	5,270	369,427
CNA Surety Corp.†	34,747	667,142
EMC Insurance Group, Inc.	16,890	433,229
Infinity Property & Casualty Corp.	2,156	100,750
Meadowbrook Insurance Group, Inc.	103,480	666,411
Navigators Group, Inc.†	1,997	109,655
ProAssurance Corp.†	5,043	266,170
RLI Corp.	2,669	163,236
Safety Insurance Group, Inc.	2,453	93,361
Selective Insurance Group, Inc.	7,932	181,881
Stewart Information Services Corp.	2,733	64,198
Tower Group, Inc.	3,055	86,182
Zenith National Insurance Corp.	21,599	681,880
		4,000,042
Internet Application Software — 0.2%
CyberSource Corp.†	10,463	125,451
DealerTrack Holdings, Inc.†	6,134	72,933
Interwoven, Inc.†	6,941	87,457
		285,841
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	2,890	18,987
Internet Content-Information/News — 0.1%
InfoSpace, Inc.†	5,203	39,283
The Knot, Inc.†	4,302	35,792
		75,075
Internet Security — 0.6%
Blue Coat Systems, Inc.†	5,866	49,274
McAfee, Inc.†	23,320	806,173
		855,447
Internet Telephone — 0.1%
j2 Global Communications, Inc.†	6,596	132,184
Investment Management/Advisor Services — 0.5%
GAMCO Investors, Inc., Class A	12,140	331,665
Invesco, Ltd.	31,900	460,636
National Financial Partners Corp.	5,979	18,176
		810,477
Lasers-System/Components — 0.2%
Cymer, Inc.†	4,462	97,763
Electro Scientific Industries, Inc.†	4,070	27,635
II-VI, Inc.†	3,693	70,499
Newport Corp.†	5,435	36,849
		232,746
Leisure Products — 0.2%
Brunswick Corp.	13,192	55,538
Multimedia Games, Inc.†	3,483	8,290
WMS Industries, Inc.†	7,551	203,122
		266,950
Linen Supply & Related Items — 0.5%
Cintas Corp.	25,700	597,011
G&K Services, Inc., Class A	2,847	57,566
UniFirst Corp.	2,153	63,923
		718,500
Machine Tools & Related Products — 0.4%
Kennametal, Inc.	29,180	647,504
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.†	2,964	92,862
Machinery-Electrical — 0.8%
Baldor Electric Co.	6,959	124,218
Regal-Beloit Corp.	28,471	1,081,613
		1,205,831
Machinery-Farming — 0.0%
Lindsay Corp.	1,828	58,112
Machinery-General Industrial — 1.4%
Albany International Corp., Class A	35,320	453,509
Applied Industrial Technologies, Inc.	5,481	103,701
Gardner Denver, Inc.†	8,015	187,070
IDEX Corp.	13,370	322,885
Intevac, Inc.†	3,281	16,635
Robbins & Myers, Inc.	5,213	84,294
Sauer-Danfoss, Inc.	28,050	245,437
Wabtec Corp.	18,060	717,885
		2,131,416
Machinery-Material Handling — 0.0%
Cascade Corp.	1,274	38,042
Medical Information Systems — 0.5%
Eclipsys Corp.†	8,188	116,188
IMS Health, Inc.	32,100	486,636
Phase Forward, Inc.†	6,445	80,691
Quality Systems, Inc.	2,676	116,727
		800,242
Medical Instruments — 0.3%
Abaxis, Inc.†	3,280	52,579
ArthroCare Corp.†	4,010	19,128
CONMED Corp.†	4,329	103,636
CryoLife, Inc.†	4,217	40,947
Datascope Corp.	2,003	104,637
Kensey Nash Corp.†	1,752	34,006
Natus Medical, Inc.†	4,183	54,170

SurModics, Inc.†	2,286	57,767
Symmetry Medical, Inc.†	5,391	42,966
		509,836
Medical Labs & Testing Services — 0.8%
Covance, Inc.†	22,000	1,012,660
National Dentex Corp.†	27,550	125,352
		1,138,012
Medical Laser Systems — 0.0%
LCA-Vision, Inc.	2,790	11,467
Palomar Medical Technologies, Inc.†	2,717	31,327
		42,794
Medical Products — 0.8%
American Medical Systems Holdings, Inc.†	11,002	98,908
Cyberonics, Inc.†	3,499	57,978
Haemonetics Corp.†	3,824	216,056
Invacare Corp.	4,827	74,915
Mentor Corp.	5,085	157,279
Osteotech, Inc.†	2,681	4,531
PSS World Medical, Inc.†	9,367	176,287
The Cooper Cos., Inc.	6,775	111,110
West Pharmaceutical Services, Inc.	4,896	184,922
Zoll Medical Corp.†	3,167	59,825
		1,141,811
Medical-Biomedical/Gene — 1.6%
Arqule, Inc.†	4,244	17,910
Cambrex Corp.†	4,392	20,291
Charles River Laboratories International, Inc.†	18,500	484,700
Cubist Pharmaceuticals, Inc.†	8,519	205,819
Enzo Biochem, Inc.†	27,234	133,174
Integra LifeSciences Holdings Corp.†	2,934	104,362
Life Technologies Corp.†	44,600	1,039,626
Martek Biosciences Corp.	4,987	151,156
Regeneron Pharmaceuticals, Inc.†	9,429	173,117
		2,330,155
Medical-Drugs — 0.2%
PharMerica Corp.†	4,582	71,800
Salix Pharmaceuticals, Ltd.†	7,233	63,867
Savient Pharmaceuticals, Inc.†	7,116	41,202
ViroPharma, Inc.†	11,631	151,436
		328,305
Medical-Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc.†	5,198	69,705
Medical-HMO — 0.5%
AMERIGROUP Corp.†	7,987	235,776
Centene Corp.†	6,510	128,312
Healthspring, Inc.†	7,488	149,536
Magellan Health Services, Inc.†	6,118	239,581
Molina Healthcare, Inc.†	2,151	37,879
		791,084
Medical-Hospitals — 1.0%
LifePoint Hospitals, Inc.†	27,560	629,470
MedCath Corp.†	2,949	30,788
Universal Health Services, Inc., Class B	20,400	766,428
		1,426,686
Medical-Nursing Homes — 0.4%
Sun Healthcare Group, Inc.†	65,200	577,020
Medical-Outpatient/Home Medical — 1.9%
Air Methods Corp.†	104,937	1,677,943
Amedisys, Inc.†	4,036	166,848
Amsurg Corp.†	4,764	111,192
Gentiva Health Services, Inc.†	4,310	126,110
LHC Group, Inc.†	2,231	80,316
Lincare Holdings, Inc.†	17,700	476,661
Odyssey HealthCare, Inc.†	4,940	45,695
Res-Care, Inc.†	3,851	57,842
		2,742,607
Metal Processors & Fabrication — 1.6%
CIRCOR International, Inc.	2,543	69,933
Haynes International, Inc.†	13,638	335,768
Kaydon Corp.	24,767	850,746
Mueller Industries, Inc.	20,417	512,058
RBC Bearings, Inc.†	26,663	540,726
		2,309,231
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	2,511	27,194
Lawson Products, Inc.	629	14,373
		41,567
Metal-Aluminum — 0.0%
Century Aluminum Co.†	5,539	55,390
Metal-Iron — 0.1%
Cliffs Natural Resources, Inc.	4,880	124,977
Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	16,410	578,288
John Bean Technologies Corp.	4,150	33,905
Movado Group, Inc.	4,886	45,880
		658,073
Multimedia — 0.0%
E.W. Scripps Co., Class A	4,429	9,788
Networking Products — 0.6%
Adaptec, Inc.†	18,136	59,849
Anixter International, Inc.†	4,497	135,449
Black Box Corp.	23,798	621,604
Netgear, Inc.†	5,334	60,861
		877,763
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	3,072	39,076
RTI International Metals, Inc.†	3,463	49,555
		88,631
Office Furnishings-Original — 0.0%
Interface, Inc., Class A	8,494	39,412
Office Supplies & Forms — 0.0%
The Standard Register Co.	1,905	17,012

Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	8,388	128,169
Pioneer Drilling Co.†	7,497	41,758
		169,927
Oil Companies-Exploration & Production — 2.8%
Denbury Resources, Inc.†	26,910	293,857
Penn Virginia Corp.	6,300	163,674
Petroleum Development Corp.†	2,237	53,845
Petroquest Energy, Inc.†	6,532	44,156
Pioneer Natural Resources Co.	72,800	1,177,904
SandRidge Energy, Inc.†	61,700	379,455
St. Mary Land & Exploration Co.	15,003	304,711
Stone Energy Corp.†	5,204	57,348
Swift Energy Co.†	4,645	78,082
Ultra Petroleum Corp.†	24,000	828,240
Whiting Petroleum Corp.†	8,000	267,680
XTO Energy, Inc.	13,777	485,915
		4,134,867
Oil Companies-Integrated — 0.0%
PetroCorp, Inc.(1)(2)	154	0
Oil Field Machinery & Equipment — 0.4%
CARBO Ceramics, Inc.	3,073	109,184
Dril-Quip, Inc.†	4,598	94,305
Gulf Island Fabrication, Inc.	2,150	30,981
Lufkin Industries, Inc.	2,242	77,349
NATCO Group, Inc., Class A†	3,040	46,147
National-Oilwell Varco, Inc.†	10,470	255,887
		613,853
Oil Refining & Marketing — 0.1%
Holly Corp.	6,134	111,823
Oil-Field Services — 0.5%
Basic Energy Services, Inc.†	3,485	45,445
Hornbeck Offshore Services, Inc.†	3,464	56,602
Matrix Service Co.†	3,924	30,097
Oil States International, Inc.†	7,497	140,119
SEACOR Holdings, Inc.†	3,139	209,214
Superior Well Services, Inc.†	14,266	142,660
TETRA Technologies, Inc.†	11,263	54,738
		678,875
Paper & Related Products — 0.1%
Buckeye Technologies, Inc.†	5,896	21,461
Clearwater Paper Corp.†	1,699	14,255
Neenah Paper, Inc.	2,197	19,422
Schweitzer-Mauduit International, Inc.	2,359	47,227
Wausau Paper Corp.	7,348	84,061
		186,426
Pharmacy Services — 0.1%
Catalyst Health Solutions, Inc.†	5,728	139,477
Physical Therapy/Rehabilitation Centers — 1.0%
Psychiatric Solutions, Inc.†	28,600	796,510
RehabCare Group, Inc.†	44,936	681,230
		1,477,740
Physicians Practice Management — 0.8%
Healthways, Inc.†	5,058	58,066
MEDNAX, Inc.†	35,266	1,117,932
		1,175,998
Poultry — 0.1%
Sanderson Farms, Inc.	2,627	90,789
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	4,907	48,825
C&D Technologies, Inc.†	3,874	12,126
Hubbell, Inc., Class B	7,390	241,505
Magnetek, Inc.†	4,611	11,066
Vicor Corp.	2,949	19,493
		333,015
Printing-Commercial — 0.0%
Bowne & Co., Inc.	4,060	23,873
Consolidated Graphics, Inc.†	1,679	38,012
		61,885
Private Corrections — 0.6%
Corrections Corp. of America†	23,600	386,096
The Geo Group, Inc.†	25,193	454,230
		840,326
Protection/Safety — 0.1%
Landauer, Inc.	1,402	102,767
Publishing-Newspapers — 0.0%
AH Belo Corp.	2,652	5,781
Quarrying — 0.0%
Vulcan Materials Co.	972	67,632
Real Estate Investment Trusts — 3.6%
Acadia Realty Trust	4,871	69,509
BioMed Realty Trust, Inc.	53,419	626,071
Cedar Shopping Centers, Inc.	6,699	47,429
Cogdell Spencer, Inc.	610	5,710
Colonial Properties Trust	7,210	60,059
Corporate Office Properties Trust	3,810	116,967
Cousins Properties, Inc.	25,670	355,529
DiamondRock Hospitality Co.	13,879	70,366
EastGroup Properties, Inc.	3,772	134,208
Entertainment Properties Trust	4,949	147,480
Extra Space Storage, Inc.	12,337	127,318
Franklin Street Properties Corp.	8,911	131,437
Home Properties, Inc.	4,807	195,164
Inland Real Estate Corp.	8,663	112,446
iStar Financial, Inc.	22,290	49,707
Kilroy Realty Corp.	4,917	164,523
Kite Realty Group Trust	5,107	28,395
LaSalle Hotel Properties	29,671	327,865
Lexington Corporate Properties Trust	9,966	49,830
LTC Properties, Inc.	3,478	70,534
Medical Properties Trust, Inc.	9,990	63,037
Mid-America Apartment Communities, Inc.	24,911	925,693
National Retail Properties, Inc.	11,801	202,859
Parkway Properties, Inc.	2,302	41,436
Pennsylvania Real Estate Investment Trust	5,990	44,625
Post Properties, Inc.	6,645	109,642

PS Business Parks, Inc.	2,247	100,351
Saul Centers, Inc.	3,920	154,840
Senior Housing Properties Trust	17,240	308,941
Sovran Self Storage, Inc.	3,305	118,980
Tanger Factory Outlet Centers, Inc.	4,761	179,109
Urstadt Biddle Properties, Inc., Class A	3,209	51,119
Washington Real Estate Investment Trust	4,720	133,576
		5,324,755
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	17,150	237,013
Forestar Group, Inc.†	5,373	51,151
		288,164
Recreational Vehicles — 0.1%
Arctic Cat, Inc.	1,796	8,603
Polaris Industries, Inc.	4,890	140,098
		148,701
Rental Auto/Equipment — 0.1%
Aaron Rents, Inc.	8,028	213,705
Research & Development — 0.1%
Kendle International, Inc.†	1,995	51,312
Parexel International Corp.†	8,309	80,680
		131,992
Retail-Apparel/Shoe — 2.2%
Brown Shoe Co., Inc.	6,374	53,988
Buckle, Inc.	9,647	210,498
Cato Corp., Class A	47,251	713,490
Charlotte Russe Holding, Inc.†	3,143	20,398
Christopher & Banks Corp.	5,332	29,859
Dress Barn, Inc.†	6,811	73,150
Genesco, Inc.†	2,888	48,865
Gymboree Corp.†	4,367	113,935
Hot Topic, Inc.†	6,590	61,089
Jos. A. Bank Clothiers, Inc.†	2,738	71,599
Liz Claiborne, Inc.	14,259	37,073
Lululemon Athletica, Inc.†	55,100	436,943
Men’s Wearhouse, Inc.	7,774	105,260
Stage Stores, Inc.	5,825	48,056
Stein Mart, Inc.†	3,825	4,322
The Children’s Place Retail Stores, Inc.†	24,433	529,708
The Finish Line, Inc., Class A	8,258	46,245
Tween Brands, Inc.†	3,730	16,114
Urban Outfitters, Inc.†	45,000	674,100
		3,294,692
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	6,671	27,551
Retail-Automobile — 0.1%
Group 1 Automotive, Inc.	3,504	37,738
Lithia Motors, Inc., Class A	2,474	8,065
Penske Auto Group, Inc.	15,660	120,269
Sonic Automotive, Inc.	4,225	16,816
		182,888
Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.	31,656	720,807
Retail-Discount — 0.1%
Fred’s, Inc.	6,015	64,721
HSN, Inc.†	5,876	42,719
Tuesday Morning Corp.†	4,534	7,390
		114,830
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	3,823	59,218
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	4,827	174,448
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	2,792	26,049
Retail-Jewelry — 0.0%
Zale Corp.†	4,800	15,984
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,774	9,404
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	17,100	134,406
Retail-Office Supplies — 0.1%
OfficeMax, Inc.	11,434	87,356
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	4,377	119,711
First Cash Financial Services, Inc.†	3,873	73,819
		193,530
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	3,569	62,921
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	4,406	163,022
Retail-Restaurants — 0.9%
Brinker International, Inc.	10,090	106,349
Buffalo Wild Wings, Inc.†	2,683	68,819
California Pizza Kitchen, Inc.†	3,694	39,600
CEC Entertainment, Inc.†	3,410	82,692
CKE Restaurants, Inc.	7,896	68,537
Cracker Barrel Old Country Store, Inc.	3,335	68,668
DineEquity, Inc.	2,320	26,819
Jack in the Box, Inc.†	8,539	188,627
Landry’s Restaurants, Inc.	1,872	21,715
O’Charley’s, Inc.	3,206	6,412
Panera Bread Co., Class A†	4,586	239,573
Papa John’s International, Inc.†	3,259	60,063
PF Chang’s China Bistro, Inc.†	3,580	74,965
Red Robin Gourmet Burgers, Inc.†	2,328	39,180
Ruby Tuesday, Inc.†	7,948	12,399
Ruth’s Chris Steak House, Inc.†	3,052	4,212
Sonic Corp.†	9,084	110,552
Texas Roadhouse, Inc., Class A†	7,918	61,364
The Steak n Shake Co.†	4,306	25,621
		1,306,167
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	3,244	16,901
Cabela’s Inc., Class A†	5,909	34,449
Hibbett Sports, Inc.†	4,287	67,349

Zumiez, Inc.†	3,010	22,425
		141,124
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	43,580	268,453
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	4,244	33,952
Savings & Loans/Thrifts — 0.4%
Anchor BanCorp Wisconsin, Inc.	2,717	7,499
BankAtlantic Bancorp, Inc.	1,237	7,174
Brookline Bancorp, Inc.	8,789	93,603
Dime Community Bancshares	3,963	52,708
Flagstar Bancorp, Inc.†	8,815	6,259
Guaranty Financial Group, Inc.†	16,401	42,807
Westfield Financial, Inc.	33,420	344,894
		554,944
Schools — 0.1%
Capella Education Co.†	2,133	125,335
Universal Technical Institute, Inc.†	3,249	55,785
		181,120
Seismic Data Collection — 0.2%
ION Geophysical Corp.†	69,474	238,296
Semiconductor Components-Integrated Circuits — 0.8%
Cypress Semiconductor Corp.†	22,826	102,032
Exar Corp.†	119,091	794,337
Hitte Microwave Corp.†	2,888	85,080
Micrel, Inc.	7,427	54,291
Pericom Semiconductor Corp.†	3,814	20,901
Standard Microsystems Corp.†	3,352	54,772
TriQuint Semiconductor, Inc.†	21,791	74,961
		1,186,374
Semiconductor Equipment — 1.0%
ATMI, Inc.†	4,706	72,614
Axcelis Technologies, Inc.†	15,516	7,913
Brooks Automation, Inc.†	9,576	55,636
Cabot Microelectronics Corp.†	3,502	91,297
Cohu, Inc.	3,495	42,464
Entegris, Inc.†	138,590	303,512
Kulicke and Soffa Industries, Inc.†	8,074	13,726
MKS Instruments, Inc.†	7,408	109,564
Rudolph Technologies, Inc.†	4,613	16,284
Ultratech, Inc.†	3,535	42,279
Varian Semiconductor Equipment Associates, Inc.†	10,936	198,160
Veeco Instruments, Inc.†	4,844	30,711
Verigy, Ltd.†	58,730	564,983
		1,549,143
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	2,637	161,806
Steel-Producers — 0.3%
Carpenter Technology Corp.	11,805	242,475
Olympic Steel, Inc.	5,158	105,068
Schnitzer Steel Industries, Inc., Class A	3,020	113,703
		461,246
Storage/Warehousing — 0.1%
Mobile Mini, Inc.†	5,247	75,662
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	14,271	80,060
Telecom Services — 0.9%
Advanced Radio Telecom Corp.†(1)(2)	200	0
Amdocs, Ltd.†	68,000	1,243,720
Fairpoint Communications, Inc.	13,405	43,968
		1,287,688
Telecommunication Equipment — 1.4%
ADC Telecommunications, Inc.†	176,800	967,096
Applied Signal Technology, Inc.	1,921	34,463
Arris Group, Inc.†	18,485	146,956
Comtech Telecommunications Corp.†	3,652	167,334
Network Equipment Technologies, Inc.†	4,350	12,528
Plantronics, Inc.	41,290	545,028
Symmetricom, Inc.†	6,767	26,730
Tekelec†	9,913	132,239
Tollgrade Communications, Inc.†	2,000	9,560
		2,041,934
Telephone-Integrated — 0.0%
General Communication, Inc., Class A†	6,650	53,799
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,780	11,285
Therapeutics — 0.0%
Theragenics Corp.†	5,006	5,857
Tobacco — 0.0%
Alliance One International, Inc.†	13,383	39,346
Tools-Hand Held — 0.4%
Snap-On, Inc.	15,080	593,850
Toys — 0.1%
JAKKS Pacific, Inc.†	4,130	85,202
Transport-Marine — 0.5%
Kirby Corp.†	27,127	742,195
Transport-Services — 0.4%
Bristow Group, Inc.†	4,379	117,313
Hub Group, Inc., Class A†	5,671	150,452
Pacer International, Inc.	29,980	312,691
		580,456
Transport-Truck — 0.8%
Arkansas Best Corp.	3,808	114,659
Forward Air Corp.	4,353	105,647
Heartland Express, Inc.	8,398	132,353
J.B. Hunt Transport Services, Inc.	9,640	253,243
Knight Transportation, Inc.	8,773	141,421
Landstar System, Inc.	7,973	306,402
Old Dominion Freight Lines, Inc.†	4,155	118,251
		1,171,976

Travel Services — 0.0%
Interval Leisure Group, Inc.†	5,876	31,672
Veterinary Diagnostics — 0.8%
VCA Antech, Inc.†	57,800	1,149,064
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	2,351	5,760
Water — 0.1%
American States Water Co.	2,598	85,682
Web Portals/ISP — 0.1%
United Online, Inc.	12,231	74,242
Wire & Cable Products — 0.1%
Belden, Inc.	6,999	146,139
Wireless Equipment — 0.1%
EMS Technologies, Inc.†	2,358	61,001
Novatel Wireless, Inc.†	4,772	22,142
ViaSat, Inc.†	4,072	98,054
		181,197
Total Common Stock
(cost $166,977,443)		134,513,487
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
Inverness Medical Innovations, Inc.
3.00%	106	12,773
O’Sullivan Industries Holdings, Inc.
12.00%(1)(2)	183	0
Total Preferred Stock
(cost $28,945)		12,773

EXCHANGE TRADED FUNDS — 1.3%
Index Fund-Small Cap — 1.3%
iShares S&P SmallCap 600 Index Fund	27,000	1,188,000
iShares Nasdaq Biotechnology Index Fund	9,430	670,002
Total Exchange Traded Funds
(cost $1,799,659)		1,858,002
WARRANTS — 0.0%
Energy - Alternate Sources — 0.0%
Greenhunter Energy, Inc.
Expires 09/11/14
(cost $0)	27	0
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.
Sub. Notes
6.00% due 11/01/14
(cost $9,000)	$9,000	7,110
Total Long-Term Investment Securities
(cost $168,815,047)		136,391,372
SHORT-TERM INVESTMENT SECURITIES — 6.5%
Time Deposit — 6.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(5) (cost $9,730,000)	9,730,000	9,730,000
REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of 829,000 and collateralized by $850,000 of United States Treasury Bills (WI), bearing interest at 0.26%, due 07/30/09 and having an approximate value of $848,725	829,000	829,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,680,001 and collateralized by $1,610,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,714,167	1,680,000	1,680,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,000,000	1,000,000
Total Repurchase Agreements
(cost $3,509,000)		3,509,000
TOTAL INVESTMENTS
(cost $182,054,047)(4)	100.9%	149,630,372
Liabilities in excess of other assets	(0.9)	(1,304,272)
NET ASSETS	100.0%	$148,326,100

†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $0 representing 0% of net assets.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 4 for cost of investments on a tax basis.
(5)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 2.2%.

WI	— When Issued

Open Futures Contracts
					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation
Contracts	Description	Date	Trade Date	December, 31 2008	(Depreciation)
28 Long	S&P Small Cap 600 E-mini Index	March 2009	$682,409	$751,520	$69,111

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
INTERNATIONAL EQUITY PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

	Shares/ Principal	Market Value
Security Description	Amount	(Note 1)(5)
COMMON STOCK — 95.9%
Australia — 3.3%
AGL Energy, Ltd.	5,635	$60,140
Amcor, Ltd.	10,982	44,635
AMP, Ltd.	23,550	89,527
ASX, Ltd.	2,563	59,848
Australia and New Zealand Banking Group, Ltd.	22,736	244,038
AXA Asia Pacific Holdings, Ltd.	13,505	46,825
Bendigo Bank, Ltd.	3,703	28,669
BHP Billiton, Ltd.	135,656	2,857,095
BlueScope Steel, Ltd.	11,760	28,883
Brambles, Ltd.	16,605	86,282
Coca-Cola Amatil, Ltd.	8,783	56,766
Cochlear, Ltd.	775	30,511
Commonwealth Bank of Australia	14,528	294,555
Computershare, Ltd.	6,924	37,862
CSL, Ltd.	37,175	877,832
Dexus Property Group	50,254	29,204
Fortescue Metals Group, Ltd.†	15,613	21,335
Foster’s Group, Ltd.	24,187	93,051
GPT Group	63,028	40,760
Goodman Group	33,517	17,773
Incitec Pivot, Ltd.	20,718	36,649
Insurance Australia Group, Ltd.	24,256	66,175
Leighton Holdings, Ltd.	2,063	40,125
Lend Lease Corp., Ltd.	7,551	38,183
Macquarie Group, Ltd.	3,721	75,631
Macquarie Infrastructure Group	35,696	42,814
Metcash, Ltd.	13,616	41,733
Mirvac Group	25,593	23,066
National Australia Bank, Ltd.	18,801	275,628
Newcrest Mining, Ltd.	5,616	133,195
OneSteel, Ltd.	15,043	26,039
Orica, Ltd.	4,867	47,785
Origin Energy, Ltd.	10,294	116,110
QBE Insurance Group, Ltd.	10,116	183,885
Rio Tinto, Ltd.	3,330	89,194
Santos, Ltd.	7,300	76,293
Sonic Healthcare, Ltd.	4,795	48,812
Stockland	22,386	64,773
Suncorp-Metway, Ltd.	13,391	79,054
TABCORP Holdings, Ltd.	9,649	47,232
Tatts Group, Ltd.	17,433	34,056
Telstra Corp., Ltd.	48,212	129,093
Toll Holdings, Ltd.	8,284	35,817
Transurban Group	14,962	57,454
Wesfarmers, Ltd.	9,091	114,799
Westfield Group	19,727	181,759
Westpac Banking Corp.	127,423	1,517,432
Woodside Petroleum, Ltd.	5,703	147,179
Woolworths, Ltd.	13,669	255,035
		9,070,591
Austria — 0.1%
Erste Bank der Oesterreichischen Sparkassen AG	2,692	63,107
Oesterreichische Elektrizitaetswirtschafts AG	982	45,062
OMV AG	2,285	60,915
Telekom Austria AG	4,674	67,558
Voestalpine AG	2,071	44,405
		281,047
Belgium — 0.9%
Anheuser-Busch InBev NV	5,310	123,109
Belgacom SA	1,933	73,732
Colruyt SA	205	43,903
Delhaize Group	29,906	1,845,311
Fortis	38,489	51,084
Group Bruxelles Lambert SA	952	75,758
KBC Groep NV	1,822	55,033
Solvay SA	731	54,348
Total SA VVPR†	288	0
UCB SA	1,317	42,899
Umicore	2,598	51,263
		2,416,440
Bermuda — 0.2%
Esprit Holdings, Ltd.	13,200	75,240
Frontline, Ltd.	760	22,164
Hiscox, Ltd.	50,345	247,197
Li & Fung, Ltd.	27,200	46,929
Seadrill, Ltd.	3,750	30,565
Shangri-La Asia, Ltd.	20,000	23,116
		445,211
Canada — 0.1%
Equinox Minerals, Ltd.†	168,100	185,189
Cayman Islands — 0.0%
Hutchison Telecommunications International, Ltd.	23,000	6,205
China — 0.6%
China Life Insurance Co., Ltd., Class H	81,000	249,608
China Shenhua Energy Co., Ltd.	179,000	383,859
Huaneng Power International, Inc.	1,248,000	911,603
		612,861
Cyprus — 0.1%
ProSafe SE†	71,920	274,197
Czech Republic — 0.2%
CEZ AS	15,000	612,861
Denmark — 0.8%
AP Moller - Maersk A/S, Series B	18	96,444
Carlsberg A/S	1,050	34,472
Danisco A/S	850	34,644
Danske Bank A/S	5,600	56,623
DSV A/S	3,200	34,847
FLSmidth & Co. A/S	900	31,318
Novo Nordisk A/S, Class B	31,939	1,625,356
Novozymes A/S	600	47,801
Vestas Wind Systems A/S†	2,150	127,783
		2,089,288
Finland — 0.6%
Elisa Oyj	2,452	42,442
Fortum Oyj	5,085	109,223
Kesko Oyj, Class B	1,048	26,263
Kone Oyj, Class B	2,147	47,075
Metso Corp.	2,035	24,605
Neste Oil Oyj	2,080	31,062
Nokia Oyj	64,158	994,637
Sampo Oyj, Class A	5,240	97,874
Stora Enso Oyj, Class R	7,264	56,704
UPM-Kymmene Oyj	6,370	80,768
Wartsila Oyj, Class B	1,300	38,684
		1,549,337

France — 9.7%
Accor SA	2,608	128,339
Air France-KLM	2,330	29,953
Air Liquide	13,888	1,270,678
Alcatel SA†	28,996	62,609
Alstom	2,425	143,203
Atos Origin SA	1,135	28,487
AXA SA	99,456	2,217,342
BNP Paribas SA	51,263	2,164,651
Bouygues SA	2,852	120,718
Cap Gemini SA	1,779	68,569
Carrefour SA	7,192	276,195
Casino Guichard-Perrachon SA	651	49,504
Cie Generale de Geophysique-Veritas†	1,935	28,894
Compagnie de St. Gobain	3,705	174,747
Compagnie Generale des Etablissements Michelin, Class B	1,817	95,273
Credit Agricole SA	10,042	114,202
Eiffage SA	545	28,508
Electricite de France	2,161	125,599
Essilor International SA	2,495	117,066
Eutelsat Communications	6,977	164,762
France Telecom SA	95,090	2,659,779
GDF Suez	23,732	1,175,375
GDF Suez VVPR†	777	1
Groupe Danone	4,919	296,886
Hermes International	805	112,450
Ipsen SA	4,192	163,679
Klepierre	1,326	32,500
L’Oreal SA	2,754	239,312
Lafarge SA	1,656	100,686
Lagardere SCA	1,801	73,102
LVMH Moet Henessy Louis Vuitton SA	2,717	182,545
Natixis	14,565	25,600
Neopost SA	524	47,429
Pernod Ricard SA	25,742	1,908,906
Peugeot SA	2,349	40,052
PPR	1,107	72,316
Publicis Groupe	2,109	54,288
Renault SA	2,416	63,019
Safran SA	2,647	35,688
Sanofi-Aventis	11,763	747,114
Schneider Electric SA	2,627	196,227
SCOR SE	17,122	393,640
Societe Generale	22,371	1,133,036
Societe Television Francaise 1	2,735	39,989
Sodexho Alliance SA	1,307	72,329
Suez Environnement SA†	3,162	53,317
Technip SA	1,425	43,656
Thales SA	1,311	54,710
Total SA	75,437	4,112,649
Total SA ADR	12,200	674,660
Unibail-Rodamco	970	144,473
Vallourec SA	639	72,677
Veolia Environnement	4,474	140,415
Vinci SA	4,884	205,680
Vivendi SA	121,955	3,970,569
		26,748,053
Germany — 7.9%
Adidas AG	2,639	101,497
Allianz SE	12,492	1,339,868
BASF AG	10,628	419,961
Bayer AG	27,460	1,613,131
Bayerische Motoren Werke AG	28,276	869,171
Beiersdorf AG	1,154	68,652
Celesio AG	1,178	32,172
Commerzbank AG	8,320	79,309
Continental AG (Frankfurt)†	1,666	168,754
Continental AG (Xetra)†	37	3,797
Daimler AG	9,810	372,743
Deutsche Bank AG	6,335	252,630
Deutsche Boerse AG	2,254	164,164
Deutsche Lufthansa AG	3,592	56,870
Deutsche Post AG	9,472	160,247
Deutsche Post AG (London)†	395	6,539
Deutsche Postbank AG	1,149	25,410
Deutsche Telekom AG	188,274	2,860,553
E.ON AG	58,725	2,374,672
Fresenius Medical Care AG & Co.	46,962	2,202,195
GEA Group AG	59,257	1,016,060
Henkel AG & Co. KGaA	47,923	1,270,669
Infineon Technologies AG†	10,348	14,243
K+S AG	1,741	99,951
Linde AG	10,881	920,788
MAN AG	1,334	73,573
Merck KGaA	4,680	425,494
Metro AG	1,536	62,259
Muenchener Rueckversicherungs-Gesellschaft AG	7,841	1,232,190
Q-Cells AG†	794	28,815
RWE AG	5,268	473,576
Salzgitter AG	555	43,836
SAP AG	22,601	810,000
Siemens AG	19,238	1,440,935
Solarworld AG	1,097	23,872
ThyssenKrupp AG†	4,449	120,312
TUI AG	3,782	43,129
Volkswagen AG	1,312	459,604
		21,731,641
Greece — 0.6%
Alpha Bank A.E.	5,494	51,602
Coca-Cola Hellenic Bottling Co. SA	2,322	33,872
Hellenic Telecommunications Organization SA	3,439	57,209
Marfin Financial Group SA†	7,613	30,593
National Bank of Greece SA	33,478	620,020
OPAP SA	2,843	81,789
Piraeus Bank SA	5,818	52,392
Public Power Corp. SA	48,228	774,386
		7,697,028
Hong Kong — 2.8%
Bank of East Asia, Ltd.	23,000	48,516
BOC Hong Kong Holdings, Ltd.	1,199,500	1,369,210
Cheung Kong Holdings, Ltd.	17,000	162,077
China Mobile, Ltd.	27,500	278,817

CLP Holdings, Ltd.	121,500	826,097
Guangdong Investment, Ltd.	2,853,960	1,152,566
Hang Lung Group, Ltd.	13,000	39,680
Hang Lung Properties, Ltd.	27,000	59,227
Hang Seng Bank, Ltd.	56,200	742,265
Henderson Land Development Co., Ltd.	18,000	67,242
Hong Kong & China Gas Co., Ltd.	46,000	69,738
Hong Kong Exchanges & Clearing, Ltd.	12,300	117,924
HongKong Electric Holdings, Ltd.	15,000	84,380
Hutchison Whampoa, Ltd.	144,300	727,892
MTR Corp., Ltd.	18,500	43,136
New World Development Co., Ltd.	47,126	48,146
PCCW, Ltd.	65,000	31,185
Sino-Ocean Land Holdings, Ltd.	1,508,000	689,114
Sun Hung Kai Properties, Ltd.	112,323	944,455
Swire Pacific, Ltd., Class A	11,500	79,739
The Link REIT	28,000	46,544
Wharf Holdings, Ltd.	25,000	69,078
		7,697,028
India — 0.1%
HDFC Bank, Ltd.	5,210	371,890
Ireland — 0.1%
Allied Irish Banks PLC	14,406	35,034
Bank of Ireland	17,013	20,046
CRH PLC	6,037	152,360
Elan Corp PLC†	5,583	32,892
Kerry Group PLC	1,755	32,005
Ryanair Holdings PLC ADR†	953	27,713
		300,050
Israel — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	45,200	1,924,164
Italy — 3.4%
A2A SpA	21,499	38,532
Alleanza Assicurazioni SpA	8,686	70,780
Assicurazione Generali SpA	11,781	322,959
Atlantia SpA	3,396	62,449
Azimut Holding SpA	82,800	445,988
Banca Monte dei Paschi di Siena SpA	33,953	73,187
Banca Popolare di Milano Scarl	157,664	933,798
Banco Popolare SC	8,349	58,487
Enel SpA	128,559	822,148
ENI SpA	55,752	1,321,093
Fiat SpA	9,144	59,619
Finmeccanica SpA	116,755	1,788,527
Geox SpA	58,141	356,677
Intesa Sanpaolo SpA	93,421	336,496
Mediaset SpA	11,788	67,319
Mediobanca SpA	92,900	943,477
Parmalat SpA	25,524	41,832
Saipem SpA	3,422	57,460
Snam Rete Gas SpA	150,896	833,460
Telecom Italia SpA (Chi-X)	115,410	187,720
Telecom Italia SpA (Milan)	76,778	85,674
Terna Rete Elettrica Nazionale SpA	20,784	68,053
UniCredit SpA	130,381	324,590
Unione di Banche Italiane ScpA	7,580	109,704
		9,410,029
Japan — 22.9%
ACOM Co., Ltd.	260	10,909
Advantest Corp.	2,100	33,998
Aeon Co., Ltd.	7,800	78,127
Aioi Insurance Co., Ltd.	7,000	36,495
Aisin Seiki Co., Ltd.	2,700	38,318
Ajinomoto Co., Inc.	8,000	87,149
Alfresa Holdings Corp.	500	23,881
All Nippon Airways Co., Ltd.	9,000	35,563
Amada Co., Ltd.	7,000	33,885
Asahi Breweries, Ltd.	4,800	82,605
Asahi Glass Co., Ltd.	13,000	73,836
Asahi Kasei Corp.	16,000	70,321
Astellas Pharma, Inc.	5,400	219,734
Bank of Kyoto, Ltd.	4,000	44,835
Benesse Corp.	1,000	43,706
Bridgestone Corp.	7,000	105,132
Brother Industries, Ltd.	4,100	24,459
Canon, Inc.	30,100	944,885
Capcom Co., Ltd.	33,400	750,559
Casio Computer Co., Ltd.	3,400	21,362
Central Japan Railway Co.	18	155,572
Chubu Electric Power Co., Inc.	7,300	221,866
Chugai Pharmaceutical Co., Ltd.	19,100	369,718
Chuo Mitsui Trust Holdings, Inc.	13,000	63,533
Circle K Sunkus Co., Ltd.	16,000	288,607
Cosmo Oil Co., Ltd.	11,000	33,910
Credit Saison Co., Ltd.	2,600	35,897
Dai Nippon Printing Co., Ltd.	7,000	77,165
Daihatsu Motor Co., Ltd.	3,000	26,781
Daiichi Sankyo Co., Ltd.	27,800	660,795
Daikin Industries, Ltd.	3,300	87,031
Daito Trust Construction Co., Ltd.	1,000	52,361
Daiwa House Industry Co., Ltd.	6,000	58,709
Daiwa Securities Group, Inc.	17,000	101,311
Denso Corp.	26,100	434,193
Dentsu, Inc.(1)	2,700	50,634
East Japan Railway Co.(1)	39,000	2,964,258
Eisai Co., Ltd.	2,900	120,174
Electric Power Development Co., Ltd.	1,700	66,775
FamilyMart Co., Ltd.	800	34,753
Fanuc, Ltd.	2,200	156,462
Fast Retailing Co., Ltd.	600	87,444
Fuji Heavy Industries, Ltd.	9,000	24,434
FUJIFILM Holdings Corp.	22,600	497,380
Fujitsu, Ltd.	155,000	749,187
Fukuoka Financial Group, Inc.	11,000	47,914
Furukawa Electric Co., Ltd.	9,000	43,808
Gunma Bank, Ltd.	7,000	44,620
Hamamatsu Photonics K.K.	28,000	541,941
Hankyu Hanshin Holdings, Inc.	14,000	80,560
Haseko Corp.	19,000	20,185
Hirose Electric Co., Ltd.	400	40,384
Hisamitsu Pharmaceutical Co., Inc.	900	36,744
Hitachi Metals, Ltd.	48,000	226,371
Hitachi, Ltd.	38,000	147,368
Hokkaido Electric Power Co., Inc.	2,500	63,278

Hokuhoku Financial Group, Inc.	16,000	37,879
Hokuriku Electric Power Co.	2,200	62,272
Honda Motor Co., Ltd.	115,700	2,509,220
Hoya Corp.	4,900	85,122
Ibiden Co., Ltd.	1,900	39,168
Idemitsu Kosan Co., Ltd.	400	25,622
IHI Corp.	22,000	27,931
Inpex Holdings, Inc.	10	79,006
Isetan Mitsukoshi Holdings, Ltd.†	4,460	38,421
Isuzu Motors, Ltd.	18,000	23,103
ITOCHU Corp.	18,000	90,308
J Front Retailing Co., Ltd.	8,000	32,999
Japan Airlines Corp.†	12,000	28,406
Japan Prime Reality Investment Corp.	278	662,731
Japan Real Estate Investment Corp.	6	53,924
Japan Steel Works, Ltd.	5,000	69,771
Japan Tobacco, Inc.	262	867,588
JFE Holdings, Inc.	6,100	161,344
JGC Corp.	3,000	45,136
JS Group Corp.	3,800	58,825
JSR Corp.	2,800	31,513
Kajima Corp.	12,000	42,005
Kao Corp.	67,000	2,028,959
Kawasaki Heavy Industries, Ltd.	22,000	44,617
Kawasaki Kisen Kaisha, Ltd.	9,000	41,993
KDDI Corp.	549	3,910,191
Keihin Electric Express Railway Co., Ltd.	6,000	52,989
Keyence Corp.	400	81,902
Kintetsu Corp.	19,000	87,297
Kirin Brewery Co., Ltd.	9,000	118,635
Kobe Steel, Ltd.	38,000	69,979
Komatsu, Ltd.	70,100	887,960
Konami Corp.	21,500	553,507
Konica Minolta Holdings, Inc.	6,000	46,493
Kubota Corp.	13,000	93,447
Kuraray Co., Ltd.	5,500	42,817
Kurita Water Industries, Ltd.	1,500	40,409
Kyocera Corp.	1,900	137,066
Kyowa Hakko Kirin Co., Ltd.	4,000	41,756
Kyushu Electric Power Co., Inc.	29,200	776,677
Lawson, Inc.	900	51,905
Makita Corp.	1,900	42,376
Marubeni Corp.	20,000	76,229
Mazda Motor Corp.	14,000	23,658
McDonald’s Holdings Co. Japan, Ltd.	14,100	282,658
MEDICEO Holdings Co., Ltd.	2,200	26,513
Mitsubishi Chemical Holdings Corp.	16,000	70,611
Mitsubishi Corp.	62,900	883,018
Mitsubishi Electric Corp.	22,000	137,669
Mitsubishi Estate Co., Ltd.	13,000	214,386
Mitsubishi Gas Chemical Co., Inc.	7,000	28,608
Mitsubishi Heavy Industries, Ltd.	37,000	165,085
Mitsubishi Materials Corp.	139,000	350,444
Mitsubishi Motors Corp.†	42,000	57,657
Mitsubishi Rayon Co., Ltd.	10,000	30,159
Mitsubishi Tanabe Pharma Corp.	41,000	619,881
Mitsubishi UFJ Financial Group, Inc.	245,465	1,523,092
Mitsui & Co., Ltd.	68,000	695,593
Mitsui Chemicals, Inc.	87,000	321,586
Mitsui Fudosan Co., Ltd.	10,000	166,179
Mitsui O.S.K. Lines, Ltd.	14,000	85,975
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,400	140,331
Mizuho Financial Group, Inc.(1)	110,000	312,708
Murata Manufacturing Co., Ltd.	2,500	98,000
NamCo Bandai Holdings, Inc.	48,900	535,970
NEC Corp.	24,000	80,552
NGK Insulators, Ltd.	3,000	33,764
NGK Spark Plug Co., Ltd.	3,000	24,043
Nidec Corp.	1,300	50,554
Nikon Corp.	4,000	47,923
Nintendo Co., Ltd.	8,686	3,337,117
Nippon Building Fund, Inc.	7	76,831
Nippon Commercial Investment Corp.	594	628,872
Nippon Electric Glass Co., Ltd.	5,000	26,263
Nippon Express Co., Ltd.	11,000	46,285
Nippon Meat Packers, Inc.	3,000	45,337
Nippon Mining Holdings, Inc.	13,000	55,860
Nippon Oil Corp.	18,000	90,655
Nippon Paper Group, Inc.(1)	1,200	47,391
Nippon Residential Investment Corp.	245	227,123
Nippon Sheet Glass Co., Ltd.	9,000	29,556
Nippon Steel Corp.	59,000	193,746
Nippon Telegraph and Telephone Corp.(1)	45,400	2,343,872
Nippon Yusen Kabushiki Kaisha	14,000	86,341
Nipponkoa Insurance Co., Ltd.	8,000	62,191
Nishi-Nippon City Bank, Ltd.	10,000	28,990
Nissan Motor Co., Ltd.	25,600	92,723
Nissin Food Products Co., Ltd.	1,200	42,088
Nitori Co., Ltd.	550	42,685
Nitto Denko Corp.	2,200	42,267
Nomura Holdings, Inc.	20,100	165,751
Nomura Research Institute, Ltd.	1,700	32,264
NSK, Ltd.	8,000	30,040
NTT Data Corp.	15	60,213
NTT DoCoMo, Inc.	173	341,034
NTT Urban Development Corp.	631	680,808
Obayashi Corp.	8,000	47,700
Odakyu Electric Railway Co., Ltd.	8,000	70,282
OJI Paper Co., Ltd.	11,000	64,666
Olympus Corp.	3,000	60,242
Omron Corp.	3,000	40,266
Ono Pharmaceutical Co., Ltd.	1,300	67,595
Oriental Land Co., Ltd.	700	57,571
ORIX Corp.	21,570	1,225,586
Osaka Gas Co., Ltd.	23,000	106,232
Panasonic Corp.	21,000	263,138
Panasonic Electric Works Co., Ltd.	5,000	44,458
Promise Co., Ltd.	950	24,079
QP Corp.	31,500	430,614
Rakuten, Inc.†	77	49,023
Resona Holdings, Inc.(1)	5,900	87,280
Ricoh Co., Ltd.	8,000	101,883
Rohm Co., Ltd.	1,300	65,644
Sankyo Co., Ltd.	700	35,355
Sanyo Electric Co., Ltd.†	21,000	39,323

Sapporo Holdings, Ltd.	5,000	31,485
SBI Holdings, Inc.	237	36,632
Secom Co., Ltd.	2,500	128,772
Sega Sammy Holdings, Inc.	2,600	30,170
Seiko Epson Corp.	1,800	28,672
Sekisui Chemical Co., Ltd.	6,000	37,477
Sekisui House, Ltd.	6,000	52,518
Seven & I Holdings Co., Ltd.	29,700	1,017,514
Sharp Corp.	12,000	86,026
Shikoku Electric Power Co.	2,200	74,196
Shimadzu Corp.	48,000	303,766
Shimamura Co., Ltd.	300	23,210
Shimano, Inc.	1,000	40,066
Shimizu Corp.	8,000	46,661
Shin-Etsu Chemical Co., Ltd.	4,600	210,983
Shinsei Bank, Ltd.	21,000	33,193
Shionogi & Co., Ltd.	54,000	1,386,988
Shiseido Co., Ltd.	4,000	81,884
Showa Shell Sekiyu K.K.	39,400	388,750
SMC Corp.	700	71,617
Softbank Corp.	8,700	157,554
Sojitz Corp.	17,200	28,841
Sompo Japan Insurance, Inc.	10,000	73,231
Sony Corp.	26,100	567,388
Sony Financial Holdings, Inc.	104	399,381
Square Enix Holdings Co., Ltd.	1,000	32,283
Stanley Electric Co., Ltd.	2,300	24,278
Sumco Corp.	2,000	25,543
Sumitomo Chemical Co., Ltd.	20,000	68,258
Sumitomo Corp.	160,700	1,416,287
Sumitomo Electric Industries, Ltd.	9,800	75,350
Sumitomo Forestry Co., Ltd.	31,600	255,841
Sumitomo Heavy Industries, Ltd.	9,000	35,828
Sumitomo Metal Industries, Ltd.	268,000	660,482
Sumitomo Metal Mining Co., Ltd.	7,000	74,400
Sumitomo Mitsui Financial Group, Inc.(1)	55,700	2,310,336
Sumitomo Realty & Development Co., Ltd.	5,000	74,495
Sumitomo Rubber Industries, Inc.	2,600	22,661
Suruga Bank, Ltd.	3,000	29,711
Suzuken Co., Ltd.	1,100	33,145
Suzuki Motor Corp.	4,300	59,448
T&D Holdings, Inc.	2,291	96,063
Taisei Corp.	15,000	41,321
Takashimaya Co., Ltd.	5,000	37,871
Takeda Pharmaceutical Co., Ltd.	9,000	466,852
TDK Corp.	1,600	58,761
Teijin, Ltd.	13,000	36,749
Terumo Corp.	8,700	407,430
The Bank of Yokohama, Ltd.	15,000	88,727
The Chiba Bank, Ltd.	10,000	62,481
The Chugoku Electric Power Co.	3,200	84,300
The Hachijuni Bank, Ltd.	130,000	747,845
The Hiroshima Bank, Ltd.	8,000	35,068
The Iyo Bank, Ltd.	3,000	37,234
The Joyo Bank, Ltd.	9,000	51,274
The Kansai Electric Power Co., Inc.	43,800	1,269,201
The Shizuoka Bank, Ltd.	7,000	81,086
The Sumitomo Trust & Banking Co., Ltd.	17,000	100,612
Tobu Railway Co., Ltd.	11,000	65,484
Toho Co., Ltd.	1,700	36,474
Toho Gas Co., Ltd.	7,000	46,133
Tohoku Electric Power Co., Inc.	4,800	129,919
Tokio Marine Holdings, Inc.	7,600	222,697
Tokuyama Corp.	3,000	25,322
Tokyo Electric Power Co., Inc.	13,400	447,416
Tokyo Electron, Ltd.	2,100	73,748
Tokyo Gas Co., Ltd.	26,000	131,754
Tokyu Corp.	15,000	75,494
TonenGeneral Sekiyu K.K.	5,000	50,050
Toppan Printing Co., Ltd.	7,000	53,908
Toray Industries, Inc.	16,000	81,477
Toshiba Corp.	35,000	144,113
Toyo Seikan Kaisha, Ltd.	2,100	36,179
Toyo Suisan Kaisha, Ltd.	1,000	28,743
Toyota Industries Corp.	2,500	53,563
Toyota Motor Corp.	49,500	1,620,275
Toyota Tsusho Corp.	3,100	33,127
Trend Micro, Inc.†	1,500	52,375
Tsumura & Co.	900	33,385
Ube Industreis, Ltd.	16,000	44,909
Uni-Charm Corp.	600	45,352
UNY Co., Ltd.	4,000	44,054
West Japan Railway Co.	20	90,998
Yahoo! Japan Corp.	169	69,139
Yakult Honsha Co., Ltd.	1,300	27,798
Yamada Denki Co., Ltd.	10,050	697,689
Yamaguchi Financial Group, Inc.	3,000	33,713
Yamaha Corp.	2,900	26,888
Yamaha Motor Co., Ltd.	3,700	38,824
Yamato Transport Co., Ltd.	5,000	65,196
		63,379,629
Luxembourg — 0.5%
ArcelorMittal	24,142	581,900
Millicom International Cellular SA SDR	12,750	589,944
SES FDR	14,741	283,773
Tenaris SA	5,600	57,907
		1,513,524
Malaysia — 0.4%
Tenaga Nasional BHD	618,800	1,124,786
Netherlands — 2.4%
Aegon NV	17,440	111,293
Akzo Nobel NV	2,743	113,114
ASML Holding NV	66,692	1,190,125
European Aeronautic Defense and Space Co.	3,889	65,658
Fugro NV	892	25,609
Heineken NV	3,615	111,066
ING Groep NV CVA	50,302	525,816
Koninklijke Ahold NV	102,643	1,261,534
Koninklijke DSM DV	1,798	46,090
Koninklijke KPN NV	101,276	1,468,589
Koninklijke Philips Electronics NV	11,377	221,271
Randstad Holding NV	1,482	30,087

Reed Elsevier NV	8,001	94,268
SBM Offshore NV	2,030	26,601
STMicroelectronics NV	8,402	56,270
TNT NV	4,547	87,331
Unilever NV	17,936	434,591
Wolters Kluwer NV	43,641	824,199
		6,693,512
New Zealand — 0.0%
Fletcher Building, Ltd.	16,517	55,734
Norway — 0.7%
DnB NOR ASA	10,100	40,346
Norsk Hydro ASA	13,400	54,118
Orkla ASA	10,700	71,156
Schibsted ASA	40,947	488,966
StatoilHydro ASA	73,645	1,212,953
Telenor ASA	10,300	68,926
Yara International ASA	2,400	52,456
		1,988,921
Portugal — 0.5%
Banco Comercial Portugues SA†	42,907	49,179
Brisa-Auto Estradas de Portugal SA	5,355	40,012
Energias de Portugal SA	284,537	1,072,405
Galp Energia, SGPS, S.A.	2,527	25,439
Portugal Telecom SGPS SA	10,446	88,644
		1,275,679
Singapore — 0.6%
CapitaLand, Ltd.	22,000	48,334
City Developments, Ltd.	9,000	40,158
ComfortDelGro Corp., Ltd.	33,000	33,406
DBS Group Holdings, Ltd.	156,000	925,430
Fraser and Neave, Ltd.	23,000	47,409
Keppel Corp., Ltd.	19,000	57,586
Oversea-Chinese Banking Corp., Ltd.	33,100	115,325
SembCorp Industries, Ltd.	19,000	30,870
Singapore Airlines, Ltd.	6,670	52,359
Singapore Exchange, Ltd.	12,000	42,996
Singapore Press Holdings, Ltd.	26,000	56,299
Singapore Telecommunications, Ltd.	83,910	149,403
United Overseas Bank, Ltd.	15,000	135,406
Wilmar International, Ltd.	10,000	19,576
		1,754,557
South Africa — 0.6%
AngloGold Ashanti, Ltd. ADR	56,700	1,571,157
South Korea — 0.4%
Samsung Electronics Co., Ltd.	3,036	1,102,425
Spain — 3.2%
Abertis Infraestructuras SA	3,550	63,172
Acciona SA	491	62,104
Acerinox SA	2,770	44,466
ACS Actividades de Construccion y Servicios SA	2,385	109,637
Banco Bilbao Vizcaya Argentaria SA	39,222	481,275
Banco de Sabadell SA	11,591	78,930
Banco De Valencia SA	3,411	35,985
Banco Popular Espanol SA	10,096	87,659
Banco Santander SA	188,386	1,818,137
Banco Santander SA ADR	129,000	1,224,210
Bankinter SA	3,398	30,534
Cintra Concesiones de Infraestructuras de Transporte SA	3,681	27,695
Criteria Caixacorp SA	11,309	44,494
Enagas	2,784	61,074
Gamesa Corp. Tecnologica SA	40,888	741,647
Gas Natural SDG SA	1,535	41,867
Grifols SA	55,643	966,431
Iberdrola SA	30,609	284,210
Iberdrola SA (Euro)†	8,824	79,605
Indra Sistemas SA	2,775	63,054
Industria de Diseno Textil SA	2,618	115,719
Red Electrica Corp. SA	1,527	77,362
Repsol YPF SA	56,582	1,205,116
Telefonica SA	46,957	1,052,563
Union Fenosa SA	4,264	105,386
Zardoya Otis SA	1,842	32,793
		8,935,125
Sweden — 0.9%
Alfa Laval AB	4,900	42,545
Assa Abloy AB, Class B	4,600	52,194
Atlas Copco AB, Class A	11,400	98,134
Atlas Copco AB, Class B	75,600	581,087
Electrolux AB, Class B	4,200	36,123
Hennes & Mauritz AB, Class B	5,325	208,080
Investor AB, Class B	5,000	75,242
Nordea Bank AB	21,800	153,454
Sandvik AB	12,000	76,236
Scania AB, Class B	4,700	47,042
Securitas AB, Class B	4,000	32,833
Skandinaviska Enskilda Banken AB, Class A	6,000	48,196
Skanska AB, Class B	5,800	57,812
SKF AB, Class B	5,400	53,757
Ssab Svenskt Stal AB, Class A	4,300	37,875
Svenska Cellulosa AB, Class B	7,000	59,860
Svenska Handelsbanken AB, Class A	4,800	78,129
Swedbank AB, Class A	5,500	31,544
Swedish Match AB	3,600	51,534
Tele2 AB, Class B	4,100	36,443
Telefonaktiebolaget LM Ericsson ADR	31,400	245,234
Telefonaktiebolaget LM Ericsson, Class B	33,400	256,162
TeliaSonera AB	24,500	121,943
Volvo AB Class B	17,800	98,353
		2,579,812
Switzerland — 9.8%
ABB, Ltd.†	77,183	1,163,473
Actelion, Ltd.†	1,205	67,867
Adecco SA	1,625	55,156
Aryzta AG†	1,118	36,296
Baloise Holding AG	771	57,949
Compagnie Financiere Richemont SA	6,403	124,311
Credit Suisse Group AG	55,484	1,520,774
Geberit AG	535	57,636
Givaudan SA	104	81,927
Holcim, Ltd.	2,521	145,157

Julius Baer Holding AG	2,518	96,862
Kuehne & Nagel International AG	18,110	1,174,182
Lindt & Spruengli AG	205	380,747
Logitech International SA†	2,262	35,313
Lonza Group AG	12,683	1,172,480
Nestle SA	161,440	6,362,766
Nobel Biocare Holding AG	1,681	34,434
Novartis AG	78,189	3,917,620
Roche Holding AG	34,941	5,378,597
SGS SA	67	70,145
Sonova Holding AG	651	39,274
Straumann AG	2,173	382,752
Swiss Life Holding†	509	35,308
Swiss Re	26,612	1,292,847
Swisscom AG	324	104,598
Syngenta AG	1,115	216,010
The Swatch Group AG, Class B	514	71,798
UBS AG†	73,468	1,065,565
Zurich Financial Services AG	9,469	2,055,487
		27,197,331
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	191,500	1,512,850
Thailand — 0.2%
Bangkok Bank Public Co., Ltd.	267,000	546,955
United Kingdom — 19.8%
3i Group PLC	5,945	23,421
Admiral Group PLC	2,356	31,119
Aegis Group PLC	286,320	308,683
AMEC PLC	4,459	31,826
Amlin PLC	71,292	370,765
Anglo American PLC	40,377	922,273
Antofagasta PLC	5,055	31,223
Associated British Foods PLC	4,587	48,406
AstraZeneca PLC	16,263	658,955
Autonomy Corp. PLC†	60,613	834,282
Aviva PLC	252,653	1,430,131
BAE Systems PLC	420,483	2,291,739
Balfour Beatty PLC	8,278	39,437
Barclays PLC	292,796	660,086
Barclays PLC ADR	15,400	150,920
BG Group PLC	137,034	1,902,548
BHP Billiton PLC	43,725	823,642
BP PLC	373,924	2,865,113
British American Tobacco PLC	58,773	1,527,120
British Energy Group PLC	11,767	131,054
British Land Co. PLC	6,621	53,074
British Sky Broadcasting Group PLC	13,645	94,937
BT Group PLC	89,764	176,367
Bunzl PLC	4,750	40,544
Cable & Wireless PLC	30,593	69,203
Cadbury PLC	15,576	136,353
Cairn Energy PLC†	1,611	47,141
Carnival PLC	2,376	51,767
Centrica PLC	41,768	160,501
Close Brothers Group PLC	37,729	289,358
Cobham PLC	16,157	48,040
Compass Group PLC	22,092	109,630
Diageo PLC	146,374	2,036,140
Drax Group PLC	4,297	34,833
easyJet PLC†	146,099	592,242
Experian Group, Ltd.	12,507	78,324
FirstGroup PLC	6,415	40,131
Friends Provident PLC	34,183	42,873
G4S PLC	17,036	50,560
GlaxoSmithKline PLC	58,261	1,081,580
Hammerson PLC	4,079	31,597
HBOS PLC	62,377	63,306
Home Retail Group PLC	12,996	39,862
HSBC Holdings PLC	252,983	2,421,358
ICAP PLC	7,702	32,120
Imperial Energy Corp. PLC†	55,154	992,058
Imperial Tobacco Group PLC	143,978	3,846,103
Inmarsat PLC	29,203	199,316
Intercontinental Hotels Group PLC	4,425	36,005
International Power PLC	18,147	63,008
Invensys PLC†	10,102	25,451
Investec PLC	7,068	29,433
ITV PLC	56,021	32,120
J Sainsbury PLC	12,967	61,660
Kingfisher PLC	30,263	59,186
Land Securities Group PLC	5,614	74,827
Legal & General Group PLC	74,003	82,544
Liberty International PLC	3,703	25,660
Lloyds TSB Group PLC	67,539	123,618
LogicaCMG PLC	22,472	22,443
London Stock Exchange Group PLC	2,186	16,272
Lonmin PLC	1,600	21,122
Man Group PLC, Class B	380,589	1,313,641
Marks & Spencer Group PLC	19,306	60,088
National Grid PLC	99,987	988,138
Next PLC	2,705	42,350
Old Mutual PLC	65,584	52,397
Pearson PLC	10,311	95,692
Premier Foods PLC	457,175	201,350
Prudential PLC	270,663	1,647,853
Reckitt Benckiser Group PLC	26,050	970,478
Reed Elsevier PLC	13,365	97,415
Rexam PLC	7,225	36,901
Rio Tinto PLC	11,220	243,102
Rolls-Royce Group PLC†	21,391	104,792
Royal & Sun Alliance Insurance Group PLC	39,612	79,179
Royal Bank of Scotland Group PLC	1,146,669	828,938
Royal Dutch Shell PLC, Class A	21,191	553,940
Royal Dutch Shell PLC, Class A (London)	18,430	480,349
Royal Dutch Shell PLC, Class B	30,574	769,472
RT Group PLC†(1)(2)(4)	207	3
SABMiller PLC	111,923	1,884,481
Sage Group PLC	18,955	46,611
Schroders PLC	67,522	843,211
Scottish and Southern Energy PLC	9,828	173,050
Serco Group PLC	72,286	470,473
Severn Trent PLC	3,227	55,879
Shire PLC	30,485	445,806
Smith & Nephew PLC	10,451	66,308

Smiths Group PLC	5,205	67,015
Standard Chartered PLC	15,858	202,718
Standard Life PLC	167,476	491,078
Tate & Lyle PLC	5,996	34,829
Tesco PLC	644,514	3,357,861
The Capita Group PLC	105,708	1,126,319
Thomson Reuters PLC	2,542	56,222
Tullow Oil PLC	217,304	2,079,466
Unilever PLC	46,655	1,060,259
United Utilities Group PLC	8,836	79,965
Venture Production PLC	66,956	412,103
Vodafone Group PLC	2,157,205	4,342,699
Whitbread PLC	3,226	42,675
William Morrison Supermarkets PLC	27,845	112,933
Wolseley PLC	8,273	46,127
WPP PLC	14,068	82,006
Xstrata PLC	7,315	68,195
		54,829,777
United States — 0.3%
Synthes, Inc.	6,346	802,174
Total Common Stock
(cost $340,350,835)		265,224,102
PREFERRED STOCK — 0.7%
Brazil — 0.5%
Companhia de Transmissao de Energia Paulista	30,300	556,574
Companhia Vale do Rio Doce ADR	28,333	301,746
NET Servicos de Comunicacao SA†	96,041	553,711
		1,412,031
Germany — 0.1%
Fresenius SE	1,291	75,650
Henkel AG & Co KGaA	3,311	106,155
Porsche Automobil Holding SE	1,090	84,916
Volkswagen AG	1,152	61,474
		328,195
South Korea — 0.1%
Samsung Electronics Co., Ltd.	1,010	209,691
Total Preferred Stock
(cost $3,262,784)		1,949,917
EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI EAFE Index Fund
(cost $635,504)	15,000	673,050
RIGHTS — 0.1%
Belgium — 0.0%
Fortis Expires 07/04/14†	24,790	0
Japan — 0.0%
Dowa Mining Co., Ltd. Expires 01/29/10†	3,000	536
Singapore — 0.1%
DBS Group Holdings, Ltd. Expires 01/23/09†	78,000	162,416
United Kingdom — 0.0%
HBOS PLC Expires 01/09/09†	86,323	0
Lloyds TSB Group PLC Expires 01/13/09†	29,359	0
		0
Total Rights
(cost $347,243)		162,952
Total Long-Term Investment Securities
(cost $344,596,366)		268,010,021
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 01/02/09	$177,000	177,000
U.S. Government Treasuries — 0.0%
United States Treasury Bills
0.01% due 05/14/09(3)	70,000	69,982
0.03% due 05/14/09(3)	6,000	5,999
		75,981

Total Short-Term Investment Securities
(cost $252,997)		252,981
REPURCHASE AGREEMENT — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,221,001 and collateralized by $1,250,000 of United States Tresury Bills (WI), bearing interest at 0.26%, due 07/30/09 and having an approximate value of $1,248,125	1,221,000	1,221,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $2,210,001 and collateralized by $2,120,000 of Federal Home Loan Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $2,257,079	2,210,000	2,210,000
Total Repurchase Agreements
(cost $3,431,000)		3,431,000
TOTAL INVESTMENTS
(cost $348,280,363)(5)	98.3%	271,694,002
Other assets less liabilities	1.7	4,832,954
NET ASSETS	100.0%	$276,526,956

†	Non-income producing security
(1)	Fair valued security; see Note 1
(2)

To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities.  The Portfolio has no right to demand registration of these securities.  The securities are valued pursuant to Note 1.  Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933.  The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies.  Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security.  In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.  As of December 31, 2008, the International Equity Portfolio held the following restricted securities:

		Principal			Market
	Acquisition	Amount/	Acquisition	Market	Value	% of
Name	Date	Shares	Cost	Value	Per Share	Net Assets
RT Group PLC
Common Stock	02/08/1999	207	$5,103	$3	$0	0.00%

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Illiquid security. At December 30, 2008, the aggregate value of these securities was $3 representing 0.0% of net assets.
(5)

A substantial number of the Portfolio’s holdings were valued using the fair value procedures of December 31, 2008.  At December 31, 2008, the aggregate value of these securities was $250,301,310 representing 93.4% of net assets.  See Note 1 regarding fair value pricing procedures for foreign equity securities.

(6)	See Note 4 for cost of investments on a tax basis.
ADR—	American Depository Receipt
CVA—	Certification Van Aandelen (Dutch Cert.)
FDR—	Fiduciary Depositary Receipt
SDR—	Swedish Depository Receipt
VVPR—	Reduced tax rate shares

Open Futures Contracts
Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of December 31, 2008	Unrealized Appreciation (Depreciation)
1 Long	Hang Seng Index	January 2009	90,197	92,933	2,736
1 Long	MSCI Singapore Index	January 2009	28,851	30,373	1,522
1 Long	CAC 40 10 Euro	January 2009	44,395	44,774	379
3 Long	OMXS 30 Index	January 2009	24,858	25,000	142
1 Long	FTSE 100 Index	March 2009	60,992	63,117	2,125
2 Long	SPI 200	March 2009	124,421	130,586	6,165
7 Long	TOPIX Index	March 2009	626,563	665,636	39,073
70 Long	MSCI Pan Euro Index	March 2009	1,311,257	1,329,166	17,909
1 Long	NIKKEI 225 Index	March 2009	40,880	45,700	4,820
8 Long	FTSE 100 Index	March 2009	493,054	504,938	11,884
32 Long	Dow Jones Euro STOXX 50	March 2009	1,091,004	1,089,799	(1,205)
					$85,550

See Notes to Portfolio of Investments

Industry Allocation*
Banks-Commercial	10.1%
Medical-Drugs	6.7
Telephone-Integrated	5.6
Oil Companies-Integrated	5.5
Electric-Integrated	4.2
Food-Misc.	3.3
Insurance-Multi-line	2.9
Food-Retail	2.7
Auto-Cars/Light Trucks	2.3
Tobacco	2.3
Cellular Telecom	2.0
Diversified Minerals	1.9
Multimedia	1.6
Aerospace/Defense	1.5
Oil Companies-Exploration & Production	1.4
Beverages-Wine/Spirits	1.4
Transport-Rail	1.3
Repurchase Agreements	1.2
Toys	1.2
Insurance-Life/Health	1.2
Real Estate Operations & Development	1.2
Import/Export	1.2
Insurance-Reinsurance	1.1
Chemicals-Diversified	1.1
Finance-Investment Banker/Broker	1.0
Brewery	0.9
Cosmetics & Toiletries	0.9
Soap & Cleaning Preparation	0.9
Diversified Operations	0.9
Dialysis Centers	0.8
Industrial Gases	0.8
Gas-Distribution	0.8
Steel-Producers	0.8
Diversified Manufacturing Operations	0.7
Medical-Generic Drugs	0.7
Medical Products	0.6
Electric-Generation	0.6
Mining	0.6
Finance-Other Services	0.6
Enterprise Software/Service	0.6
Machinery-Construction & Mining	0.6
Transport-Services	0.6
Diversified Banking Institutions	0.6
Insurance-Property/Casualty	0.6
Semiconductor Components-Integrated Circuits	0.6
Wireless Equipment	0.5
Electronic Components-Semiconductors	0.5
Entertainment Software	0.5
Chemicals-Specialty	0.5
Real Estate Investment Trusts	0.5
Investment Management/Advisor Services	0.5
Semiconductor Equipment	0.5
Engineering/R&D Services	0.5
Finance-Leasing Companies	0.5
Human Resources	0.4
Retail-Misc./Diversified	0.4
Office Automation & Equipment	0.4
Real Estate Management/Services	0.4
Electric-Distribution	0.4
Miscellaneous Manufacturing	0.4
Therapeutics	0.4
Medical-Biomedical/Gene	0.3
Electronic Components-Misc.	0.3
Power Converter/Supply Equipment	0.3
Audio/Video Products	0.3
Gas-Transportation	0.3
Publishing-Periodicals	0.3
Airlines	0.3
Computers-Integrated Systems	0.3
Electric-Transmission	0.3
Retail-Consumer Electronics	0.3
Index Fund	0.3
Photo Equipment & Supplies	0.2
Oil Refining & Marketing	0.2
Satellite Telecom	0.2
Machinery-General Industrial	0.2
Electric Products-Misc.	0.2
Cable TV	0.2
Publishing-Newspapers	0.2
Instruments-Scientific	0.2
Leisure Games	0.2
Auto/Truck Parts & Equipment-Original	0.2
Telecom Services	0.2
Retail-Apparel/Shoe	0.2
Consulting Services	0.2
Building-Heavy Construction	0.2
Oil-Field Services	0.2
Building & Construction Products-Misc.	0.2
Advertising Services	0.2
Building & Construction-Misc.	0.2
Building Products-Cement	0.2
Rubber-Tires	0.2
Coal	0.1
Food-Confectionery	0.1
Retail-Convenience Store	0.1
Non-Ferrous Metals	0.1
Transport-Marine	0.1
Metal-Diversified	0.1
Water	0.1
Retail-Restaurants	0.1
Petrochemicals	0.1
Machinery-Electrical	0.1
Paper & Related Products	0.1
Agricultural Chemicals	0.1
Medical Instruments	0.1
Retail-Major Department Stores	0.1
Food-Wholesale/Distribution	0.1
Forestry	0.1
Public Thoroughfares	0.1
Television	0.1
Metal-Iron	0.1
Computer Services	0.1
Diversified Financial Services	0.1
Retail-Jewelry	0.1
Publishing-Books	0.1
Textile-Products	0.1
Hotels/Motels	0.1
Food-Catering	0.1
Time Deposits	0.1
Building-Residential/Commercial	0.1
Distribution/Wholesale	0.1
Transport-Truck	0.1
Metal Processors & Fabrication	0.1
Printing-Commercial	0.1
Gambling (Non-Hotel)	0.1
Electronic Security Devices	0.1
Property Trust	0.1
Diversified Operations/Commercial Services	0.1
98.3%

* Calculated as a percentage of net assets

SEASONS SERIES TRUST

DIVERSIFIED FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note (1))
ASSET BACKED SECURITIES — 4.9%
Diversified Financial Services — 4.9%
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$352,421
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(2)	286,000	137,650
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	306,276
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(2)	290,000	277,674
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.37% due 05/20/36(1)(3)	928,591	675,961
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.88% due 01/20/47(3)	380,961	205,233
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(2)	500,000	410,580
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(2)	460,000	395,158
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(2)	500,000	413,191
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	550,000	474,497
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(2)	200,000	189,920
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(2)	5,505	5,486
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(2)	350,000	341,684
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 07/15/31(2)	155,071	154,476
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.00% due 07/25/37(1)(3)	347,680	317,210
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	140,000	65,620
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	186,633
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	97,002	96,787
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(2)	83,665	83,360
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(2)	777,000	680,856
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	142,629
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(2)	343,792	344,186
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.64% due 06/15/31(2)	36,222	36,081
GE Capital Commercial Mtg. Corp.,
Series 2004-C2, Class A4
4.89% due 03/10/40(2)	130,000	109,999
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(1)(2)	110,000	98,866
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 12/10/14(2)	600,000	510,900
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(2)	575,000	472,537
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	100,000	83,194
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	78,283	75,704
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-LDP9, Class AM 5.37% due 05/15/47(2)	820,000	388,582
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/47(2)	5,000	3,608
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2006-CB14, Class A4 5.48% due 12/12/44(2)	575,000	462,283
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	190,000	151,574

JP Morgan Chase Commercial Mtg. Securities Corp. Series 2008-C2, Class AM 6.58% due 01/12/18(1)(2)	633,000	300,626
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(2)	410,000	394,695
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(2)	475,000	439,310
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(2)	200,000	191,872
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(2)	575,000	468,715
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(2)	493,000	406,614
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(2)	495,000	433,212
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(2)	370,539	369,142
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(2)	474,719	460,936
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(2)	350,000	337,818
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(2)	193,612	187,864
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	25,403	25,228
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(2)	7,781	7,770
Ocwen Advance Receivables Backed Notes Series 2006-1A 5.34% due 11/24/15*(14)	275,000	206,250
Swift Master Auto Receivables Trust Series 2007-2, Class A 1.85% due 10/15/12(4)	625,598	544,440
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR17, Class A2 5.83% due 10/25/36(3)	527,291	327,837
Wells Fargo Mtg. Backed Securities Trust Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	166,701	106,836
Total Asset Backed Securities (cost $17,031,465)		13,859,981
CORPORATE BONDS & NOTES — 22.5%
Aerospace/Defense — 0.0%
General Dynamics Corp. Company Guar. Notes 5.25% due 02/01/14	120,000	122,979
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	248,463
United Technologies Corp. Senior Notes 6.13% due 02/01/19	65,000	69,543
United Technologies Corp. Notes 6.13% due 07/15/38	170,000	184,753
		502,759
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	187,913
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	45,000	33,075
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	90,000	73,800
Yara International ASA Notes 5.25% due 12/15/14*	155,000	139,271
		434,059
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	55,241
Cargill, Inc. Notes 5.60% due 09/15/12*	75,000	70,622
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	248,292
		374,155
Airlines — 0.1%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	146,012	128,126
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	41,600

American Airlines, Inc. Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	6,000	4,560
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	52,837	41,741
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	135,344	105,572
		321,599
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	55,000	12,100
General Motors Corp. Senior Notes 7.13% due 07/15/13	34,000	6,290
		18,390
Banks-Commercial — 0.4%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	102,000	103,040
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	92,650
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	61,435
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	25,752
Sovereign Bank Sub. Notes 8.75% due 05/30/18	393,000	388,258
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	59,393
Wachovia Bank NA Sub. Notes 6.60% due 01/15/38	80,000	86,793
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	297,752
		1,115,073
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. Notes 3.00% due 06/15/37(4)	150,000	65,877
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	268,468
		334,345
Banks-Super Regional — 0.9%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	230,000	191,768
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	215,000	208,093
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	160,514
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	42,222
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	377,744
KeyCorp Senior Notes 6.50% due 05/14/13	75,000	69,141
National City Corp. Senior Notes 4.90% due 01/15/15	100,000	83,327
PNC Funding Corp. Senior Notes
5.50% due 09/28/12	355,000	359,642
Wachovia Corp. Senior Sub. Notes 4.88% due 02/15/14	26,000	23,886
Wachovia Corp. Notes 5.50% due 05/01/13	175,000	173,047
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	228,374
Wachovia Corp. Senior Notes 5.70% due 08/01/13	61,000	59,174
Wachovia Corp. Notes 5.75% due 02/01/18	100,000	100,199
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	475,000	465,128
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	111,000	113,057
		2,655,316
Beverages-Non-alcoholic — 0.3%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	197,983
Coca-Cola Enterprises, Inc. Senior Notes 7.38% due 03/03/14	75,000	82,358
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	200,000	197,271
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	250,000	225,719

PepsiCo, Inc. Senior Notes 7.90% due 11/01/18	90,000	110,308
		813,639
Broadcast Services/Program — 0.0%
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	100,000	43,125
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	55,720
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	178,650
		234,370
Cable TV — 0.9%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(15)	45,000	6,975
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	109,000	50,140
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	15,000	6,600
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	662,095
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	174,000	164,586
Comcast Corp. Notes 6.95% due 08/15/37	67,000	70,554
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	215,000	224,265
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	26,679
COX Communications, Inc. Senior Notes 6.95% due 06/01/38*	46,000	41,608
COX Communications, Inc. Notes 7.13% due 10/01/12	220,000	210,544
COX Communications, Inc. Senior Notes 9.38% due 01/15/19*	270,000	282,501
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12*	75,000	70,031
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	375,000	350,155
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	158,092
Time Warner Cable, Inc. Company Guar. Notes 8.25% due 02/14/14	134,000	135,938
		2,460,763
Casino Hotels — 0.0%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	150,000	96,000
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	26,600
		122,600
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	40,000	21,800
Cellular Telecom — 0.4%
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(4)	25,000	24,250
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	278,000	287,797
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	250,017
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	26,040
Verizon Wireless Senior Notes 7.38% due 11/15/13*	72,000	75,966
Verizon Wireless Senior Notes 8.50% due 11/15/18*	295,000	345,645
		1,009,715
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	21,703
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	20,181
E.I. Du Pont de Nemours & Co. Senior Notes 5.88% due 01/15/14	150,000	154,435
		196,319

Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	92,993
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	90,000	48,150
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	135,000	39,825
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12† (5)(17)	42,000	4,200
		185,168
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 5.75% due 02/15/18	705,000	647,419
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	30,375
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	240,000	248,695
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	160,000	165,797
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	119,165
		564,032
Computers — 0.1%
International Business Machines Corp. Notes 8.00% due 10/15/38	275,000	366,092
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	35,000	26,950
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12(15)(17)	30,000	5,100
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	46,569
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	32,736
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(15)(17)	210,000	39,900
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	38,535
		162,840
Cosmetics & Toiletries — 0.1%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	38,000	35,754
Procter & Gamble Co. Senior Notes 4.60% due 01/15/14	93,000	97,455
		133,209
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	37,500
Diversified Banking Institutions — 2.4%
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	554,263
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	50,276
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	444,436
Bank of America Corp. Sub. Notes 5.75% due 08/15/16	155,000	144,866
Bank of America Corp. Senior Notes 6.00% due 09/01/17	75,000	76,172
Citigroup, Inc. Senior Notes 4.13% due 02/22/10	75,000	73,907
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	1,095,000	963,142
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	200,000	195,198
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	96,000	92,518
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	80,000	77,895
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	224,859
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	188,000	163,905
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	90,000	89,932

Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	30,316
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	70,636
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	350,000	398,260
Citigroup, Inc. Junior Sub. Notes 8.40% due 04/30/18(4)(7)	88,000	58,106
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	314,499
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	141,409
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	100,000	118,296
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	508,000	520,788
Morgan Stanley Sub. Notes 4.75% due 04/01/14	890,000	678,081
Morgan Stanley Senior Notes 5.45% due 01/09/17	78,000	64,294
Morgan Stanley Senior Notes 6.00% due 04/28/15	400,000	345,092
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	85,000	77,984
The Goldman Sachs Group, Inc. Senior Notes 5.30% due 02/14/12	155,000	146,296
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	300,000	257,723
The Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/33	150,000	136,749
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	564,000	457,894
		6,967,792
Diversified Financial Services — 0.5%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	255,000	242,990
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	45,000	12,378
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	180,000	138,823
General Electric Capital Corp. Senior Notes, Series A 5.40% due 09/20/13	100,000	100,144
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	175,000	173,604
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	117,000	114,527
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	300,000	307,814
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	230,000	230,602
		1,320,882
Diversified Manufacturing Operations — 0.4%
General Electric Co. Senior Notes 5.25% due 12/06/17	1,121,000	1,117,578
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	128,000	43,647
Electric-Generation — 0.1%
Bruce Mansfield Unit 1 Pass Through Certs. 6.85% due 06/01/34	143,000	121,919
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	65,600
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	126,225
		313,744
Electric-Integrated — 2.6%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	125,000	115,657
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	15,000	12,255
Central Illinois Light Co. Senior Notes 8.88% due 12/15/13	75,000	74,928
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	176,243
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	84,000	69,856
Dominion Resources, Inc. Senior Notes 8.88% due 01/15/19	65,000	70,095

DTE Energy Co. Senior Notes 6.38% due 04/15/33	122,000	96,174
DTE Energy Co. Senior Notes 7.05% due 06/01/11	56,000	55,393
Duke Energy Corp Senior Notes 5.65% due 06/15/13	500,000	490,446
EDP Finance BV Senior Notes 5.38% due 11/02/12*	265,000	243,692
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	109,000	101,077
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	140,000	122,021
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	119,471
Exelon Corp. Senior Notes 6.75% due 05/01/11	104,000	101,501
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	194,140
Illinois Power Co. Senior Notes 9.75% due 11/15/18*	100,000	109,261
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	120,767	103,731
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	300,000	292,636
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/36	405,000	376,586
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	130,950
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	25,000	22,531
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	194,015
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	177,000	107,293
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	49,926
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	352,310
Northern States Power/MN 1st Mtg. Bonds 5.25% due 03/01/18	185,000	184,323
NSTAR Notes 8.00% due 02/15/10	200,000	205,474
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	138,881
Oncor Electric Delivery Co. 1st Mtg. Bonds 6.80% due 09/01/18*	150,000	143,849
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	59,000	54,909
PacifiCorp 1st. Mtg. Bonds 6.35% due 07/15/38	100,000	107,179
PECO Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	151,765
Pepco Holdings, Inc. Senior Notes
6.45% due 08/15/12	189,000	176,338
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/38	145,000	161,513
Progress Energy, Inc.
Senior Notes 6.85% due 04/15/12	470,000	471,335
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	111,000	99,595
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	175,798
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	120,000	114,781
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	20,000	17,846
Southern Power Co. Senior Notes 4.88% due 07/15/15	79,000	70,324
Texas Competitive Electric Holdings Co. LLC Senior Notes, Series A 10.25% due 11/01/15*	90,000	63,900
Texas Competitive Electric Holdings Co. LLC Senior Notes, Series B 10.25% due 11/01/15*	65,000	46,150
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	192,355
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	150,423

Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	120,000	109,342
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	265,000	259,070
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	96,794
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	484,283
		7,458,415
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	104,473
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	35,000	19,950
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	84,927
Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(4)	50,000	9,000
		113,877
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	42,075
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	100,000	76,046
Ford Motor Credit Co. LLC Senior Notes 9.27% due 04/15/09(4)	60,000	57,900
GMAC LLC Company Guar. Notes 6.88% due 09/15/11*	35,000	28,674
GMAC LLC Senior Bonds 6.88% due 09/15/11	56,000	45,340
GMAC LLC Senior Bonds 6.88% due 08/28/12	105,000	79,619
		287,579
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	55,826
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	160,000	149,957
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	160,000	111,256
CIT Group, Inc. Notes 5.85% due 09/15/16	375,000	264,049
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	104,654
		685,742
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	310,000	308,657
SLM Corp. Senior Notes 8.45% due 06/15/18	100,000	79,062
		387,719
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	28,067
MBNA America Bank NA
Senior Notes 7.13% due 11/15/12*	71,000	72,596
		100,663
Finance-Investment Banker/Broker — 1.8%
Credit Suisse First Boston USA, Inc. Company Guar. Notes 5.13% due 08/15/15	140,000	127,155
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	110,000	112,509
Credit Suisse USA, Inc. Company Guar. Notes 5.25% due 03/02/11	90,000	88,487
Credit Suisse USA, Inc. Company Guar. Notes 6.13% due 11/15/11	88,000	88,884
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	387,631
JP Morgan & Chase Co. Sub. Notes 5.15% due 10/01/15	150,000	141,639
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	171,885
Lehman Brothers Holdings Capital Trust VII
Company Guar. Notes
5.86% due 05/31/12†(5)(8)	58,000	6
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(5)(8)	131,000	13

Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(5)(8)	99,000	10
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(5)(8)	182,000	17,290
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 02/05/13	150,000	144,187
Merrill Lynch & Co., Inc. Senior Notes 5.45% due 07/15/14	75,000	74,139
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	148,219
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	236,779
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	411,608
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	178,000	160,009
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	90,000	83,100
Merrill Lynch & Co., Inc. Notes 6.88% due 04/25/18	75,000	78,452
Morgan Stanley Senior Notes 5.38% due 10/15/15	105,000	90,385
Morgan Stanley Notes 5.55% due 04/27/17	100,000	82,579
Morgan Stanley Senior Notes 5.75% due 08/31/12	100,000	93,241
Morgan Stanley Senior Notes 5.75% due 10/18/16	155,000	130,242
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	127,783
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	87,729
Morgan Stanley Notes
6.75% due 04/15/11	50,000	49,196
Schwab Capital Trust I Company Guar. Notes 7.50% due 11/15/37(4)	115,000	57,513
The Bear Stearns Cos., Inc. Senior Notes 4.50% due 10/28/10	92,000	91,217
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	230,566
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	150,000	146,446
The Bear Stearns Cos., Inc. Senior Notes 6.95% due 08/10/12	388,000	402,966
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	98,853
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	250,000	242,409
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	357,237
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	286,133
		5,046,497
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	34,388
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	190,000	185,184
		219,572
Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 5.45% due 04/10/17	85,000	76,092
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	247,434
		323,526
Food-Misc. — 0.3%
General Mills ,Inc. Senior Notes 5.20% due 03/17/15	110,000	107,516
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	100,000	102,179
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	196,505
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	180,000	186,798
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	166,000	166,298
		759,296

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 7.50% due 01/15/14	80,000	84,096
Safeway, Inc. Senior Notes 6.25% due 03/15/14	75,000	75,389
		159,485
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	110,000	71,417
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	64,600
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	30,000	16,500
Gas-Distribution — 0.2%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	85,000	77,382
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	124,043
Energen Corp. Notes 7.63% due 12/15/10	190,000	195,727
Sempra Energy Senior Notes 8.90% due 11/15/13	180,000	181,742
		578,894
Home Furnishings — 0.0%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14†(5)	20,000	5,800
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(9)	31,000	3,565
		9,365
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	65,000	35,750
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	38,293
		74,043
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	135,000	125,550
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,538
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	34,907
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	9,969
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	83,134
		181,548
Insurance-Life/Health — 0.2%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	403,000	332,112
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	131,601
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	300,000	224,845
		688,558
Insurance-Multi-line — 0.2%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	167,070
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(4)	180,000	94,770
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	81,370
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	111,149
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	120,458
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	118,092
		692,909
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	96,966
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	85,000	46,750
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	86,375
		230,091

Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	130,466
ACE INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	40,000	35,049
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	128,000	116,197
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	95,910
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	56,629
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	37,814
Mercury General Corp. Senior Notes 7.25% due 08/15/11	175,000	187,158
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	56,620
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	135,602
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	58,650
		910,095
Insurance-Reinsurance — 0.0%
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	142,000	118,752
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	240,605
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	197,834
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	186,080
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	171,433
		795,952
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	174,880
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 8.25% due 12/15/38	76,000	93,674
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	92,579
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	183,885
		276,464
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	216,315
Johnson & Johnson Notes 5.95% due 08/15/37	158,000	192,894
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(16)	70,000	55,300
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(16)	45,000	31,950
		496,459
Medical-Drugs — 0.3%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	375,000	423,688
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	201,000	202,614
Wyeth Bonds 5.50% due 02/01/14	175,000	177,763
Wyeth Notes 6.70% due 03/15/11	174,000	181,201
		985,266
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 6.50% due 09/15/18	55,000	52,404
Humana, Inc. Senior Bonds 8.15% due 06/15/38	145,000	112,034
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	75,000	70,520
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	175,000	159,474

UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	88,508
WellPoint, Inc. Senior Notes 5.00% due 01/15/11	45,000	42,532
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	145,000	120,461
		645,933
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	80,000	73,600
HCA, Inc. Senior Notes 6.25% due 02/15/13	135,000	84,375
HCA, Inc. Senior Notes 9.25% due 11/15/16	195,000	178,912
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	70,000	54,250
		391,137
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	121,721
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	105,000	99,261
		220,982
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	103,076
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	37,935
		141,011
Metal-Aluminum — 0.0%
Alcoa, Inc. Senior Notes 6.00% due 01/15/12	62,000	56,332
Alcoa, Inc. Senior Notes 6.50% due 06/15/18	83,000	66,720
		123,052
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(4)(16)	55,000	18,700
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	460,000	452,093
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	206,378
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	21,258
News America, Inc. Debentures 7.28% due 06/30/28	95,000	91,419
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	175,000	169,124
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	118,000	108,302
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	100,000	100,706
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	175,000	176,598
Time Warner, Inc. Company Guar. Notes
6.75% due 04/15/11	150,000	146,456
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	290,086
Viacom, Inc. Senior Notes 6.25% due 04/30/16	72,000	59,680
		1,822,100
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	86,495
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	120,000	111,903
		198,398
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 5.25% due 01/15/37	91,000	80,117
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	121,517
Xerox Corp. Senior Notes 6.35% due 05/15/18	65,000	50,836
Xerox Corp. Senior Notes 6.40% due 03/15/16	130,000	101,400
		353,870

Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	309,672
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	78,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	172,000
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	66,605
Encana Corp. Notes 5.90% due 12/01/17	300,000	250,291
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	35,000	24,675
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	147,600
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	400,000	362,111
XTO Energy, Inc. Senior Notes 5.75% due 12/15/13	50,000	48,536
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	65,000	60,877
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	98,836
		1,309,531
Oil Companies-Integrated — 0.2%
Hess Corp. Notes 7.13% due 03/15/33	75,000	66,705
Hess Corp. Bonds 7.88% due 10/01/29	276,000	264,955
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	140,990
		472,650
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	71,000	56,512
Oil Refining & Marketing — 0.3%
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	280,000	253,907
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	126,198
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	226,158
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	152,311
		758,574
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	10,600
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	203,480
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	235,120
		449,200
Paper & Related Products — 0.1%
Bowater, Inc.
Senior Notes
6.50% due 06/15/13	75,000	7,500
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	34,000
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	8,400
International Paper Co. Notes 7.40% due 06/15/14	230,000	188,533
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	97,320
		335,753
Pharmacy Services — 0.1%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	180,198
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	75,000	61,125
Pipelines — 0.9%
CenterPoint Energy Resources Corp. Senior Notes 7.75% due 02/15/11	617,000	590,561
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	100,000	67,500

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	125,000	90,625
DCP Midstream LP Bonds 6.45% due 11/03/36*	170,000	123,486
Duke Energy Field Services LLC Senior Notes 6.88% due 02/01/11	175,000	170,341
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	95,000	67,509
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	320,000	254,279
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	243,160
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	305,000	246,668
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	332,157
ONEOK, Inc. Senior Notes 6.00% due 06/15/35	91,000	62,362
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	400,000	307,331
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	130,050
		2,686,029
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	4,000	2,420
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	3,000	735
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	55,000	4,538
		7,693
Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	25,000	13,217
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	235,000	176,186
Camden Property Trust Notes 6.75% due 09/15/10	80,000	71,769
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	27,601
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	175,942
Developers Diversified Realty Corp. Senior Notes 5.38% due 10/15/12	90,000	37,744
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	90,292
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	53,780
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	147,644
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	56,484
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	114,105
Liberty Property LP
Senior Notes 7.75% due 04/15/09	70,000	69,170
Liberty Property LP
Senior Notes
8.50% due 08/01/10	230,000	204,208
PPF Funding, Inc.
Bonds 5.35% due 04/15/12*	55,000	41,690
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	92,594
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	66,848
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	88,889
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	152,123
		1,680,286
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	255,000	148,590
ERP Operating LP Notes 6.63% due 03/15/12	150,000	123,250
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	69,025
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	69,588

Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	25,332
		435,785
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(15)(16)(17)	70,000	4,200
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	325,000	179,002
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	22,750
		201,752
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	36,100
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	174,000	168,577
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	214,582	130,515
		299,092
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	60,000	43,500
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(5)(8)	100,000	10
Western Financial Bank Sub. Debentures 9.63% due 05/15/12	51,000	50,246
		50,256
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 5.20% due 08/15/15*	61,000	56,742
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	30,063
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15(16)	5,000	1,700
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	28,000	7,560
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	4,275
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(4)	65,000	27,625
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	25,650
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	85,980
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	152,161
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	65,000	40,300
The Goldman Sachs Capital III Company Guar. Notes 2.97% due 09/01/12(4)(7)	45,000	13,500
		445,556
Steel-Producers — 0.1%
ArcelorMittal USA
Senior Notes
6.50% due 04/15/14	120,000	85,323
Reliance Steel & Aluminum Co.
Company Guar. Notes 6.85% due 11/15/36	210,000	156,922
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(4)	60,000	39,600
		281,845
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	194,000	151,950
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	61,600
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	20,000	9,600
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	45,000	26,775
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	41,500
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	325,000	335,264

Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	598,805
		1,225,494
Telephone-Integrated — 0.9%
AT&T, Inc. Notes 5.10% due 09/15/14	560,000	550,473
AT&T, Inc. Notes 6.30% due 01/15/38	350,000	369,988
AT&T Corp. Senior Notes 7.30% due 11/15/11	85,000	88,312
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	119,333
BellSouth Corp. Senior Notes 6.00% due 10/15/11	255,000	260,204
BellSouth Corp. Senior Notes 6.55% due 06/15/34	130,000	131,820
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	180,026
Verizon Communications, Inc. Notes 6.40% due 02/15/38	265,000	281,881
Verizon Communications, Inc. Bonds 6.90% due 04/15/38	142,000	159,786
Verizon Communications, Inc. Senior Notes 8.75% due 11/01/18	80,000	93,858
Verizon New York, Inc. Senior Notes 6.88% due 04/01/12	134,000	133,323
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	200,000	145,746
		2,514,750
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	205,271
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	43,879
Paxson Communications Corp. Senior Notes 8.00% due 01/15/12*(4)	25,000	7,937
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(4)(16)	89,375	9,720
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11(15)(17)	35,000	350
		267,157
Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/18	270,000	291,824
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	40,272
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	250,000	247,833
Philip Morris International, Inc. Notes 6.38% due 05/16/38	150,000	158,442
		738,371
Transactional Software — 0.0%
Open Solutions, Inc.
Senior Sub. Notes
9.75% due 02/01/15*	25,000	3,750
Transport-Air Freight — 0.1%
Atlas Air, Inc.
Pass Through Certs.
Series 2000-1, Class A
8.71% due 01/02/19	280,393	224,315
Transport-Equipment & Leasing — 0.0%
GATX Corp. Pass Through Certs. 9.00% due 11/15/13	34,000	35,375
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	175,000	171,782
CSX Corp. Senior Notes 6.25% due 03/15/18	82,000	75,421
		247,203
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	65,000	65,070
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	82,350
Ryder System, Inc. Notes 5.00% due 06/15/12	71,000	57,705
		205,125
Total Corporate Bonds & Notes (cost $72,465,436)		64,423,827

FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks-Commercial — 0.5%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(7)	150,000	55,158
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	126,000	111,157
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(7)	75,000	37,919
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(7)	108,000	48,367
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(7)	175,000	66,257
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	203,062
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	375,000	396,277
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	250,000	258,961
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	281,746
		1,458,904
Banks-Money Center — 0.1%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	265,823
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	246,750
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	112,000	92,320
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	247,624
SABMiller PLC Senior Notes 6.50% due 07/15/18*	165,000	149,018
		735,712
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	110,000	94,716
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	75,000	76,651
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	156,200
Containers-Metal/Glass — 0.0%
Rexam PLC Bonds 6.75% due 06/01/13*	97,000	94,491
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	24,510
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	70,000	61,600
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	250,000	243,113
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	65,682
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	149,097
		519,492
Diversified Minerals — 0.0%
Rio Tinto Finance USA Ltd. Guar. Notes 5.88% due 07/15/13	50,000	39,826
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	137,572
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	192,021
		329,593
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	89,273
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	160,326
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	24,000	20,595
		180,921
Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	83,015

Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	80,242
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	218,823
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	186,530
		568,610
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	125,000	113,499
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	144,051
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	69,000	43,105
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	66,641
		253,797
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.90% due 11/15/37*	60,000	35,900
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(4)	110,000	53,350
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	10,750
		64,100
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	140,000	159,135
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	95,000	56,050
		215,185
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	169,266
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	58,758
		228,024
Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	161,000	149,895
Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/38	379,000	297,892
Canadian Natural Resources, Ltd. Senior Notes 6.75% due 02/01/39	84,000	69,769
Nexen, Inc. Bonds 5.88% due 03/10/35	82,000	61,737
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	65,000	33,150
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	2,700
		465,248
Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/38	120,000	134,999
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	209,940
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	130,000	97,586
		307,526
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	49,000	42,978
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(5)(8)	25,000	1,969
Property Trust — 0.1%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	75,000	60,706
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	254,476
		315,182
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	115,000	106,375

Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,550
		110,925
Special Purpose Entities — 0.2%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	325,000	232,649
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(7)	111,000	74,884
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	390,000	381,185
		688,718
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13	130,000	98,039
ArcelorMittal Senior Notes 6.13% due 06/01/18	275,000	188,308
		286,347
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	3,525
TELUS Corp. Notes 8.00% due 06/01/11	21,000	20,886
		24,411
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*(6)(15)	75,000	19,875
Telephone-Integrated — 1.0%
British Telecommunications PLC Notes 8.13% due 12/15/10	250,000	257,175
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	270,000	278,120
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	394,605
France Telecom SA Bonds 7.75% due 03/01/11	320,000	336,737
France Telecom SA Notes 8.50% due 03/01/31	115,000	144,382
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	163,000	124,084
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	790,000	701,125
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	500,000	507,681
		2,743,909
Television — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	164,220
Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 9.50% due 11/15/18*	100,000	111,162
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	187,485
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	130,000	109,412
Wireless Equipment — 0.1%
Rogers Communications, Inc.
Company Guar. Notes
6.80% due 08/15/18	375,000	378,912
Total Foreign Corporate Bonds & Notes (cost $13,799,105)		11,788,400
FOREIGN GOVERNMENT AGENCIES — 0.8%
Sovereign — 0.8%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	560,000
Federal Republic of Brazil Bonds 8.88% due 10/14/19	750,000	915,000
Republic of Argentina Bonds 8.28% due 12/31/33	618,821	199,570
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	572,000
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	107,000
Total Foreign Government Agencies (cost $2,746,201)		2,353,570

U.S. GOVERNMENT AGENCIES — 31.5%
Federal Home Loan Bank — 1.5%
Federal Home Loan Bank 4.25% due 05/15/09	4,175,000	4,235,675
Federal Home Loan Mtg. Corp. — 7.8%
Federal Home Loan Mtg. Corp
4.13% due 07/12/10	4,109,000	4,271,437
4.50% due 01/15/13	4,083,000	4,381,867
4.75% due 01/18/11	3,246,000	3,476,453
5.00% due 07/01/35	198,316	202,941
5.00% due 10/01/35	998,336	1,021,621
5.00% due 11/01/36	358,674	366,983
5.00% due 12/01/36	753,683	771,144
5.00% due 01/01/37	309,579	316,752
5.47% due 03/01/36(4)	157,144	156,722
5.50% due 07/01/37	667,708	684,183
5.50% due 08/01/37	43,469	44,541
5.50% due 09/01/37	610,685	625,753
5.50% due 10/01/37	2,831,669	2,901,538
5.75% due 03/15/09	50,000	50,551
5.95% due 10/01/36(4)	687,592	707,267
6.00% due 11/01/37	350,459	361,407
6.25% due 07/15/32	206,000	287,689
6.50% due 03/01/37	581,571	604,710
6.50% due 11/01/37	462,605	481,011
6.75% due 03/15/31	100,000	146,644
Federal Home Loan Mtg. Corp. REMIC Series 3349, Class HB 5.50% due 06/15/31	439,000	454,877
		22,316,091
Federal National Mtg. Assoc. — 6.6%
Federal National Mtg. Assoc. STRIP zero coupon due 10/09/19(12)	1,955,000	1,059,491
Federal National Mtg. Assoc.
2.38% due 05/20/10	3,020,000	3,079,258
4.46% due 02/01/34(4)	301,077	301,334
4.66% due 07/01/35(4)	51,291	51,568
4.69% due 10/01/35(4)	181,429	180,752
4.86% due 01/01/35(4)	504,465	509,542
5.00% due 10/01/35	587,606	600,760
5.01% due 12/01/35(4)	59,097	59,520
5.31% due 11/01/36(4)	78,582	79,636
5.38% due 11/15/11	3,278,000	3,621,397
5.50% due 11/01/22	252,856	260,860
5.50% due 07/01/23	1,390,066	1,433,927
5.50% due 11/01/36	1,431,425	1,469,060
5.50% due 12/01/36	23,113	23,721
6.00% due 05/15/11	250,000	276,321
6.00% due 10/01/36	2,450,641	2,525,796
6.00% due 07/01/38	1,442,658	1,486,676
6.25% due 05/15/29	558,000	761,888
6.50% due 07/01/36	328,469	341,556
6.50% due 10/01/37	43,589	45,324
6.63% due 11/15/30	374,000	539,982
7.25% due 01/15/10	200,000	213,552
		18,921,921
Government National Mtg. Assoc. — 15.6%
Government National Mtg. Assoc
4.50% due 04/15/18	184,605	191,871
4.50% due 05/15/18	1,152,431	1,197,963
4.50% due 08/15/18	56,704	58,945
4.50% due 09/15/18	475,188	493,962
4.50% due 10/15/18	2,019,565	2,099,355
4.50% due 09/15/33	634,197	648,699
5.00% due 06/15/33	21,901	22,550
5.00% due 08/15/33	127,166	130,934
5.00% due 09/15/33	192,182	197,877
5.00% due 10/15/33	136,242	140,279
5.00% due 11/15/33	15,609	16,072
5.00% due 06/15/34	520,068	535,154
5.00% due 05/15/35	23,334	23,996
5.00% due 09/15/35	24,062	24,745
5.00% due 11/15/35	958,316	985,515
5.00% due 02/15/36	701,813	721,404
5.00% due 02/20/36	1,665,733	1,709,589
5.00% due 03/15/36	422,207	433,993
5.00% due 05/15/36	743,377	764,128
5.00% due 06/15/36	815,734	838,504
5.00% due 08/15/36	48,322	49,671
5.00% due 07/15/38	1,949,144	2,003,247
5.00% due 08/15/38	7,981,001	8,202,534
5.50% due 02/15/32	37,308	38,582
5.50% due 03/15/32	36,055	37,225
5.50% due 12/15/32	52,784	54,586
5.50% due 01/15/33	23,419	24,204
5.50% due 02/15/33	148,694	153,676
5.50% due 03/15/33	556,235	574,876
5.50% due 04/15/33	1,653,446	1,708,954
5.50% due 05/15/33	22,329	23,078
5.50% due 06/15/33	2,233,569	2,308,418
5.50% due 07/15/33	1,732,590	1,790,650
5.50% due 08/15/33	300,006	310,059
5.50% due 09/15/33	42,137	43,549
5.50% due 11/15/33	226,215	233,796
5.50% due 12/15/33	15,992	16,528
5.50% due 01/15/34	678,555	700,870
5.50% due 02/15/34	312,298	322,568
6.00% due 04/15/28	721,682	747,878
6.00% due 01/15/29	123,932	128,559
6.00% due 03/15/29	118,175	122,587
6.00% due 11/15/31	57,317	59,403
6.00% due 12/15/31	149,320	154,755
6.00% due 04/15/32	126,381	130,862
6.00% due 08/15/32	41,716	43,196
6.00% due 09/15/32	113,057	117,066
6.00% due 10/15/32	352,382	364,878
6.00% due 11/15/32	141,268	146,278
6.00% due 01/15/33	19,548	20,229
6.00% due 02/15/33	228,208	236,158
6.00% due 03/15/33	54,223	56,112
6.00% due 09/15/33	134,339	139,018
6.00% due 01/15/34	671,292	694,152
6.00% due 03/15/34	195,391	202,045
6.00% due 05/15/34	143,682	148,575
6.00% due 07/15/34	87,828	90,819
6.00% due 08/15/34	809,866	837,444
6.00% due 09/15/34	124,542	128,783

6.00% due 11/15/34	520,506	538,231
6.00% due 03/15/35	442,477	457,407
6.00% due 08/15/35	416,077	430,115
6.00% due 01/15/36	218,682	226,091
6.00% due 02/15/36	296,265	306,304
6.00% due 04/15/36	705,822	729,739
6.00% due 05/15/36	323,970	334,948
6.00% due 06/15/36	1,246,579	1,288,820
6.00% due 07/15/36	275,101	284,422
6.00% due 08/15/36	814,363	842,030
6.00% due 09/15/36	960,584	993,134
6.00% due 10/15/36	1,568,854	1,622,070
6.00% due 11/15/36	580,365	600,031
6.00% due 12/15/36	204,714	211,650
6.00% due 09/15/38	1,106,951	1,144,127
6.50% due 09/15/28	17,790	18,698
6.50% due 06/15/31	18,816	19,777
6.50% due 09/15/31	41,250	43,358
6.50% due 10/15/31	19,821	20,833
6.50% due 11/15/31	8,308	8,733
6.50% due 12/15/31	27,295	28,689
7.50% due 09/15/30	27,230	28,857
		44,579,467
Total U.S. Government Agencies (cost $86,937,901)		90,053,154
U.S. GOVERNMENT TREASURIES — 37.2%
United States Treasury Bonds — 12.3%
United States Treasury Bonds
4.38% due 02/15/38	1,589,000	2,128,267
4.50% due 05/15/38	11,000,000	15,013,284
4.75% due 02/15/37	2,000,000	2,786,876
5.00% due 05/15/37	341,000	494,077
5.38% due 02/15/31	1,588,000	2,182,010
6.25% due 08/15/23	2,860,000	3,900,771
7.13% due 02/15/23	1,899,000	2,755,033
7.88% due 02/15/21	1,267,000	1,883,079
8.13% due 05/15/21	22,000	33,371
8.75% due 05/15/20	1,035,000	1,610,396
8.75% due 08/15/20	1,362,000	2,126,210
9.00% due 11/15/18	100,000	154,453
9.13% due 05/15/18	55,000	85,057
		35,152,884
United States Treasury Notes — 24.9%
United States Treasury Notes
2.00% due 02/28/10	10,000,000	10,180,080
2.00% due 11/30/13	188,000	192,876
2.13% due 01/31/10	900,000	916,488
2.13% due 04/30/10	3,975,000	4,070,026
2.75% due 02/28/13	1,075,000	1,148,571
2.88% due 01/31/13	1,980,000	2,125,562
3.25% due 12/31/09	350,000	359,994
3.38% due 07/31/13	293,000	320,034
3.63% due 06/15/10	900,000	940,640
3.75% due 11/15/18	263,000	297,724
3.88% due 05/15/18	635,000	724,098
4.00% due 11/15/12	3,700,000	4,107,289
4.00% due 02/15/14	278,000	315,096
4.00% due 02/15/15	2,678,000	3,051,246
4.00% due 08/15/18	1,399,000	1,615,518
4.13% due 05/15/15	800,000	917,500
4.25% due 09/30/12	6,000,000	6,699,372
4.25% due 08/15/13	3,341,000	3,798,560
4.25% due 11/15/13	2,056,000	2,346,410
4.25% due 08/15/14	949,000	1,090,757
4.25% due 11/15/14	3,985,000	4,610,458
4.25% due 08/15/15	498,000	578,302
4.25% due 11/15/17	41,000	47,762
4.38% due 08/15/12	3,418,000	3,830,829
4.50% due 02/28/11	1,085,000	1,173,156
4.50% due 02/15/16	225,000	264,867
4.50% due 05/15/17	2,987,000	3,505,059
4.63% due 08/31/11	1,876,000	2,061,989
4.75% due 05/15/14	430,000	506,023
4.75% due 08/15/17	125,000	149,453
4.88% due 06/30/09	750,000	767,080
4.88% due 02/15/12	448,000	501,305
5.00% due 02/15/11	1,200,000	1,311,844
5.00% due 08/15/11	3,952,000	4,399,995
5.75% due 08/15/10	789,000	856,743
6.50% due 02/15/10	1,395,000	1,487,964
		71,270,670
Total U.S. Government Treasuries (cost $98,419,021)		106,423,554
EXCHANGE TRADED FUNDS — 0.4%
Index Fund-Debt — 0.4%
iShares Barclays 1-3 Year Treasury Bond Fund	4,800	406,358
iShares Barclays 10-20 Year Treasury Bond Fund	1,000	121,610
iShares Barclays 20+ Year Treasury Bond Fund	600	71,610
iShares Barclays 3-7 Year Treasury Bond Fund	3,100	358,267
iShares Barclays 7-10 Year Treasury Bond Fund	1,700	167,501
Total Exchanged Traded Funds (cost $1,076,308)		1,125,346
Total Long-Term Investment Securities (cost $292,475,437)		290,027,832
SHORT-TERM INVESTMENT SECURITIES — 4.4%
Time Deposit — 4.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(18) (cost $12,541,000)	$12,541,000	12,541,000
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $594,000 and collateralized by $570,000 of Federal Home Loan Bank Bonds, bering interest at 4.38% due 09/17/10 and having an approximate value of $606,879	594,000	594,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $54,000 and collateralized by $60,000 of United States Treasury Bills (WI), bearing interest at 0.26%, due 07/30/09 and having an approximate value of $59,910	54,000	54,000

Banc of America Securities Joint Repurchase Agreement(11)	105,000	105,000
Total Repurchase Agreements (cost $753,000)		753,000
TOTAL INVESTMENTS (cost $305,769,437)(13)	106.1%	303,321,832
Liabilities in excess of other assets	(6.1)	(17,305,023)
NET ASSETS	100.0%	$286,016,809

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $10,228,063 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(2)	Commercial Mortgage Backed Security
(3)	Collateralized Mortgage Obligation
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(5)	Bond in default
(6)	Subsequent to December 31, 2008, the company has filed for bankruptcy protection in country of issuance.
(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	See Note 2 for details of Joint Repurchase Agreements.
(12)	Principal Only
(13)	See Note 4 for cost of investments on tax basis.
(14)	Fair valued security; see Note 1
(15)	Bond is in default subsequent to December 31, 2008.
(16)	Income may be received in cash or additional shares at the discretion of the issuer.
(17)	Subsequent to December 31, 2008, the company has filed Chapter 11 bankruptcy protection.
(18)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 2.9%.

REMIC—	Real Estate Mortgage Investment Conduit
STRIP—	Separate Trading of Registered Insterest and Principal of Securities

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

STRATEGIC FIXED INCOME PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

	Shares/
	Principal	Market Value
Security Description	Amount(18)	(Note 1)
ASSET BACKED SECURITIES — 8.8%
Diversified Financial Services — 8.8%
Accredited Mtg. Loan Trust, Series 2005-4, Class A2B 0.62% due 12/25/35(1)	$39,764	$39,419
ACE Securities Corp., Series 2005-HE7, Class A2B 0.65% due 11/25/35(1)	9,955	9,863
ACE Securities Corp., Series 2004-HE4, Class M9 3.57% due 12/25/34(1)	109,343	460
Asset Backed Securities Corp. Home Equity, Series 2005-HE4, Class A1 0.63% due 05/25/35(1)	2,690	2,634
Asset Backed Securities Corp. Home Equity, Series 2004-HE7, Class A2 0.85% due 10/25/34(1)	998	419
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(2)(3)	1,050,000	860,563
Bear Stearns Commercial Mtg. Securities, Series 2005-PW10, Class A4 5.41% due 12/11/40(2)	750,000	637,808
Bear Stearns Commercial Mtg. Securities, Series 2007-T26, Class B 5.60% due 01/12/45*(2)(3)	350,000	57,011
CitiFinancial Mtg. Securities, Inc., Series 2003-4, Class AF6 4.49% due 10/25/33	224,595	210,837
Citigroup Commercial Mtg.Trust, Series 2008-C7, Class A4 6.10% due 12/10/49(2)(3)	1,000,000	772,071
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class C 5.48% due 12/11/49(2)	800,000	124,167
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	557,527
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(2)(3)	1,000,000	829,480
First Franklin Mtg. Loan Asset Backed Certificates, Series 2006-FF12, Class A2 0.51% due 09/25/36(1)	198,443	184,228
GE Capital Commercial Mtg. Corp., Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	112,484
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C 5.55% due 03/10/39(2)	400,000	71,165
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(2)	300,000	249,583
GS Mtg. Securities Corp. II, Series 2006-GG6, Class A4 5.55% due 04/10/38(2)	535,000	433,309
HSI Asset Securitization Corp. Trust, Series 2006-OPT4, Class 2A2 0.58% due 03/25/36(1),	89,204	86,735
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2, Class A2 5.11% due 08/15/41(2)	55,768	46,923
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9, Class A4 5.37% due 07/12/14(2)(3)	377,963	319,491
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A1A 4.47% due 10/15/29(2)	1,019,469	895,236
LB-UBS Commercial Mtg. Trust, Series 2002-C2, Class A4 5.59% due 06/15/31(2)	250,000	233,602
LB-UBS Commercial Mtg. Trust,
Series 2005-C5, Class A4
4.95% due 09/15/30	1,500,000	1,224,453
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class A4 5.16% due 02/15/31(2)	1,000,000	793,904
LB-UBS Commercial Mtg. Trust, Series 2007-C2, Class C 5.61% due 02/15/40(2)	900,000	159,725
MASTR Asset Backed Securities Trust, Series 2006-AB1, Class A1 0.61% due 02/25/36(1)	18,558	18,261
Merrill Lynch Mtg. Investors, Inc., Series 2006-RM2, Class A1B 0.71% due 05/25/37(1)	431,879	137,579
Morgan Stanley Capital, Inc., Series 2006-NC3, Class A2B 0.59% due 03/25/36(1)	127,188	123,451
Morgan Stanley Capital I, Series 2004-IQ7, Class A4 5.40% due 05/15/14(2)(3)	150,000	130,290
Novastar Home Equity Loan, Series 2004-4, Class M4 1.57% due 03/25/35(1)	500,000	268,975
Ownit Mtg. Loan Asset Backed Certificates, Series 2006-6, Class A2B 0.58% due 09/25/37(1)	575,000	462,824
Residential Asset Securities Corp., Series 2005-AHL2, Class A2 0.73% due 10/25/35(1)	68,567	55,145
Residential Asset Securities Corp., Series 2004-KS6, Class AI3 4.16% due 07/25/30	17,420	16,841
Structured Asset Investment Loan Trust, Series 2004-1, Class M5 4.97% due 02/25/34(1)	108,693	11,903
Wachovia Asset Securitization, Inc., Series 2003-HE3, Class A 0.72% due 11/25/33(1)	83,051	60,658
Total Asset Backed Securities (cost $14,751,794)		10,199,024

CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	14,687
Electronic Components-Semiconductors — 0.0%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*(19)	195,000	7,800
Optical Supplies — 0.1%
Advanced Medical Optics, Inc. Senior Sub. Notes 2.50% due 07/15/24	60,000	48,600
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)(16)	27,000	8,100
Total Convertible Bonds & Notes (cost $262,443)		79,187
CORPORATE BONDS & NOTES — 31.4%
Agricultural Chemicals — 0.2%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	70,000	51,800
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	210,000	154,350
		206,150
Airlines — 0.6%
American Airlines, Inc., Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	435,000	278,400
American Airlines, Inc., Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	165,000	125,400
Continental Airlines, Inc., Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	111,745	89,396
Continental Airlines, Inc., Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	19,644	15,911
Delta Air Lines, Inc., Pass Thru Certs. Series 2001-1, Class A2 7.11% due 09/18/11	125,000	100,000
Delta Air Lines, Inc., Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	42,000
United AirLines, Inc., Pass Through Certs. Series 2001-1, Class A-2 6.20% due 12/31/49	3,928	3,653
		654,760
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	185,000	162,569
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	535,000	117,700
General Motors Corp. Senior Notes 7.13% due 07/15/13	715,000	132,275
		249,975
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Company Guar. Notes Series B 5.75% due 08/01/14	30,000	11,100
Lear Corp.
Senior Notes 8.75% due 12/01/16	150,000	43,500
		54,600
Banks-Commercial — 0.1%
ATF Capital Bv Bank Guar. Bonds 9.25% due 02/21/14	100,000	64,630
Beverages-Non-alcoholic — 0.0%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	50,000	30,500
Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	281,000	216,370
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	107,000	46,144
		262,514
Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	149,625
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	200,000	158,000
		307,625
Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15†(10)	232,000	23,200

Cable TV — 1.5%
CCH I Holdings LLC/CCH I Holdings Capital Corp. Senior Notes 11.00% due 10/01/15(19)	365,000	56,575
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	968,000	445,280
CCH II LLC/CCH II Capital Corp., Series B Senior Notes 10.25% due 09/15/10	367,000	161,480
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	255,000	160,650
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	70,000	56,000
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	205,000	193,212
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	300,000	298,500
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16	370,000	358,900
		1,730,597
Casino Hotels — 0.8%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	260,000	166,400
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(5)(7)	156,000	139,620
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	570,000	364,800
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	5,000	3,050
Seminole Hard Rock Entertainment, Inc. Sec. Notes 4.50% due 03/15/14*(1)	95,000	48,212
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	315,000	239,400
		961,482
Casino Services — 0.2%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	325,000	177,125
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	55,000	55,550
Centennial Communications Corp. Senior Notes 9.63% due 01/01/13(1)	148,000	143,560
		199,110
Chemicals-Specialty — 1.1%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	685,000	359,625
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	600,000	321,000
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	270,000	221,400
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	940,000	277,300
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(10)(15)	440,000	44,000
		1,223,325
Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	360,000	243,000
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	450,000	389,250
		632,250
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	11,625
Consumer Products-Misc. — 0.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	224,000	172,480
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	50,600
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	7,400
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	194,000	143,560
		374,040
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	80,000	59,200

Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	145,000	113,825
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	340,000	334,900
		507,925
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12(15)(19)	150,000	25,500
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17(15)(19)	415,000	78,850
		104,350
Decision Support Software — 0.2%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	390,000	226,688

Direct Marketing — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	270,000	135,000
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	159,900
		294,900
Diversified Manufacturing Operations — 0.1%
Harland Clarke Holdings Corp. Notes 6.90% due 05/15/15(1)	70,000	20,825
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	275,000	104,500
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	20,000	17,200
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	20,000	13,600
		156,125
Electric-Generation — 1.1%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	495,000	405,900
Edison Mission Energy Senior Notes 7.63% due 05/15/27	180,000	139,500
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	26,700
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series C 9.68% due 07/02/26	175,000	140,000
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	105,320	89,484
The AES Corp. Senior Notes 8.00% due 10/15/17	390,000	319,800
The AES Corp. Senior Notes 8.00% due 06/01/20*	125,000	96,875
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	97,000	93,120
		1,311,379
Electric-Integrated — 1.4%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	140,000	99,400
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	375,000	363,750
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	275,000	209,000
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	175,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	1,000,000	710,000
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	120,000	85,200
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*(16)	290,000	145,000
		1,612,350
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	75,000	32,250
Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	294,000	129,360
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	120,000	68,400
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(16)	190,000	43,700

Spansion LLC Senior Sec. Notes 5.33% due 06/01/13*(1)(19)	875,000	157,500
Spansion LLC Senior Notes 11.25% due 01/15/16*	30,000	2,100
		401,060
Electronics-Military — 0.4%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	325,000	299,000
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	100,000	93,500
L-3 Communications Corp. Company Guar. Notes 7.63% due 06/15/12	50,000	48,875
		441,375
Energy-Alternate Sources — 0.1%
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12†(9)(10)	275,000	165,000
Finance-Auto Loans — 1.2%
Ford Motor Credit Co. LLC Notes 7.38% due 02/01/11	625,000	475,289
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	65,000	52,012
GMAC LLC Senior Notes 3.40% due 05/15/09(1)	110,000	105,050
GMAC LLC Senior Notes 6.00% due 12/15/11	465,000	368,762
GMAC LLC Senior Bonds 6.88% due 09/15/11	426,000	344,907
		1,346,020
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	85,000	54,613
Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 6.75% due 04/01/16	140,000	106,400
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	46,750
Service Corp. International Debentures 7.88% due 02/01/13	125,000	111,406
		264,556
Gambling (Non-Hotel) — 0.3%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	255,000	140,250
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13†*(9)(10)	265,000	62,275
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	121,000	84,700
		287,225
Home Furnishings — 0.1%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14(19)	350,000	101,500
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14†(8)	212,000	24,380
		125,880
Hotels/Motels — 0.3%
Gaylord Entertainment Co.
Company Guar. Notes
6.75% due 11/15/14	355,000	220,100
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	103,500
		323,600
Human Resources — 0.2%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	240,000	188,400
Independent Power Producers — 0.9%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	813,000	756,090
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	150,000	150,000
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	180,000	145,800
		1,051,890
Insurance Brokers — 0.2%
USI Holdings Corp. Senior Notes 6.02% due 11/15/14*(1)	70,000	28,438
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	630,000	251,212
		279,650

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	305,000	143,350
Medical Products — 0.6%
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17(16)	525,000	414,750
Universal Hospital Services, Inc. Senior Sec. Notes 5.94% due 06/01/15(1)	75,000	45,750
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15(16)	370,000	262,700
		723,200
Medical-HMO — 0.3%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	485,000	392,850
Medical-Hospitals — 2.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	515,000	473,800
HCA, Inc. Senior Notes 6.25% due 02/15/13	170,000	106,250
HCA, Inc. Senior Notes 8.75% due 09/01/10	55,000	52,800
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,080,000	990,900
HCA, Inc. Senior Notes 9.63% due 11/15/16(16)	590,000	460,200
Health Management Associates, Inc. Senior Notes 6.13% due 04/15/16	225,000	139,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	335,000	259,625
		2,483,075
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	135,000	118,125
Metal-Aluminum — 0.0%
Noranda Aluminum Holding Corp. Senior Notes 8.35% due 11/15/14(1)(16)	95,000	15,200
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	160,000	131,200
Mining — 0.2%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.60% due 05/15/15(1)(16)	635,000	215,900
Non-Hazardous Waste Disposal — 0.0%
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	14,200
Oil Companies-Exploration & Production — 3.1%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	240,000	145,200
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	30,000	20,550
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	350,000	199,500
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	305,000	61,000
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	111,000
Chesapeake Energy Corp.
Senior Notes
6.63% due 01/15/16	380,000	300,200
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	475,000	370,500
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	125,000	42,500
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	350,000	225,750
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	260,000	85,800
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	240,000	187,200
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	285,000	200,925
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	75,000	53,625
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	175,000	102,375
Pemex Project Funding Master Trust Company Guar. Notes 6.63% due 06/15/35	683,000	578,159
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	40,125
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	285,000	180,975

Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	105,000	76,650
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	855,000	615,600
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10†(10)	55,000	13,750
		3,611,384
Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	330,000	174,900
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	200,000	106,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	115,000	75,900
		356,800
Paper & Related Products — 0.6%
Bowater, Inc. Senior Notes 6.50% due 06/15/13	190,000	19,000
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	180,000	104,850
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	70,000	59,500
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	280,000	235,200
International Paper Co. Notes 7.95% due 06/15/18	230,000	181,783
NewPage Corp. Senior Notes 9.44% due 05/01/12(1)	65,000	24,862
NewPage Corp. Sec. Notes 10.00% due 05/01/12	155,000	68,200
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	185,000	52,725
		746,120
Physicians Practice Management — 0.5%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	700,000	570,500
Pipelines — 1.3%
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	90,000	58,950
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	25,000	16,875
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	575,000	416,875
Dynegy-Roseton Danskammer, Series B Pass Through Certs. 7.67% due 11/08/16	575,000	408,609
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	161,463
El Paso Corp. Senior Notes 12.00% due 12/12/13	50,000	49,625
MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	160,000	100,800
MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	60,000	38,250
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	125,000	77,500
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	295,000	126,850
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	100,000	76,500
		1,532,297
Printing-Commercial — 0.0%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	165,000	42,900
Publishing-Periodicals — 0.1%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	20,000	12,100
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	440,000	33,000
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	4,000	600
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	262,000	64,190
The Reader’s Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	535,000	44,138
		154,028
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	335,000	271,350

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14(15)(16)(19)	830,000	49,800
Rental Auto/Equipment — 0.1%
Rental Service Corp. Notes 9.50% due 12/01/14	210,000	115,500
Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	425,000	191,781
Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	280,000	97,300
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	58,500
Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	125,000	86,250
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14*	160,000	110,400
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	195,000
		391,650
Retail-Restaurants — 0.2%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	245,000	177,625
Rubber-Tires — 0.0%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	280,000	49,000
Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	310,000	220,100
Seismic Data Collection — 0.1%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	395,000	142,200
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	25,000	17,500
Special Purpose Entities — 1.5%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(8)	35,000	24,500
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	225,000	189,000
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16	100,000	84,000
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	475,000	95,000
CCM Merger, Inc. Notes 8.00% due 08/01/13*	310,000	159,650
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	430,000	198,875
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	250,000	155,000
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	250,000	105,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	175,000	47,250
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	315,000	89,775
KAR Holdings, Inc. Company Guar. Notes 7.19% due 05/01/14(1)	100,000	42,500
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	310,000	136,400
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*(16)	135,000	29,700
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(1)	100,000	45,000
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(1)	20,000	11,600
Snoqualmie Entertainment Authority Senior Notes 9.13% due 02/01/15*	375,000	232,500
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	150,000	124,500
		1,770,250
Steel-Producers — 0.4%
Ryerson, Inc. Senior Sec. Notes 10.57% due 11/01/14*(1)	215,000	141,900

Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	285,000	175,988
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	155,000	106,950
		424,838
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	155,000	105,400
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	190,000	134,900
		240,300
Telecom Services — 0.7%
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	250,000	120,000
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	400,000	238,000
Qwest Corp. Senior Notes 7.88% due 09/01/11	125,000	115,000
Qwest Corp. Senior Notes 8.88% due 03/15/12	300,000	277,500
		750,500
Telephone-Integrated — 1.7%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	99,000	75,735
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	70,000	53,900
Qwest Communications International, Inc., Series B Company Guar. Notes 7.50% due 02/15/14	300,000	214,500
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	50,000	35,750
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	300,000	298,125
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	280,000	198,800
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	415,000	332,000
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	700,000	472,500
Sprint Nextel Corp. Bonds 6.00% due 12/01/16	45,000	31,725
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	300,000	265,500
		1,978,535
Television — 0.3%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	190,000	93,338
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*(16)	30,000	9,000
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	275,000	131,312
Paxson Communications Corp. Senior Sec. Notes 11.00% due 01/15/13*(1)(7)	912,911	99,279
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14(15)(19)	120,000	1,200
Young Broadcasting, Inc.
Company Guar. Notes
10.00% due 03/01/11(19)	220,000	2,200
		336,329
Theaters — 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	155,000	95,325
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	70,000	48,912
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	345,000	279,019
		423,256
Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	395,000	59,250
Transport-Air Freight — 0.6%
Atlas Air, Inc., Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	382,043	267,430
Atlas Air, Inc., Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	44,210	33,158
Atlas Air, Inc., Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	309,557	247,646

Atlas Air, Inc., Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	142,162	113,729
Atlas Air, Inc., Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	68,617
		730,580
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	40,000	26,800
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	120,000	73,200
		100,000
Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14(1)(16)	175,000	98,000
Total Corporate Bonds & Notes (cost $56,712,295)		36,446,586
FOREIGN CORPORATE BONDS & NOTES — 5.6%
Banks-Commercial — 0.5%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*	50,000	32,030
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	53,960
RSHB Capital SA Sec. Notes 7.13% due 01/14/14*	580,000	388,600
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	206,000	117,420
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	100,000	43,000
		635,010
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15†(10)	28,000	2,660
Cellular Telecom — 0.2%
True Move Co., Ltd. Company Guar. Notes 10.38% due 08/01/14*	100,000	33,875
True Move Co., Ltd. Company Guar. Bonds 10.75% due 12/16/13*	100,000	37,000
UBS Luxembourg S.A. Sec. Notes 8.25% due 05/23/16	100,000	54,000
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Notes 8.38% due 04/30/13	100,000	65,930
		190,805
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	120,000	62,400
Containers-Metal/Glass — 0.1%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17(19)	405,000	121,500
Vitro SAB de CV Senior Notes 11.75% due 11/01/13(19)	85,000	26,350
		147,850
Diversified Financial Services — 0.1%
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	210,000	109,200
TNK-BP Finance SA Company Guar. Notes 7.88% due 03/13/18	100,000	50,000
		159,200
Diversified Manufacturing Operations — 0.4%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	480,000	422,400
Diversified Minerals — 0.3%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	423,000	383,957
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	92,750
Finance-Other Services — 0.1%
Lukoil International Finance BV Company Guar. Notes 6.36% due 06/07/17	200,000	122,000
Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	340,000	289,000
JBS SA Senior Notes 10.50% due 08/04/16*	75,000	52,500
		341,500
Medical Products — 0.0%

Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	230,000	49,450
Medical-Drugs — 0.6%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 5.95% due 12/01/13(1)	335,000	162,475
Elan Finance PLC Company Guar. Notes 6.15% due 11/15/11(1)	830,000	452,350
		614,825
Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*	120,000	72,000
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14	100,000	63,000
		135,000
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	75,000	50,625
Oil Companies-Exploration & Production — 0.9%
ABN Amro Bank/Deutschland for OAO Gazprom Loan Participation Notes 9.63% due 03/01/13	500,000	455,000
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	15,000	4,500
Gaz Capital SA Notes 6.21% due 11/22/16	100,000	64,974
Kazmunaigaz Finance Company Guar. Notes 8.38% due 07/02/13*	120,000	93,600
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	645,000	328,950
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	100,000	54,000
		1,001,024
Oil-Field Services — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	300,000	228,000
Paper & Related Products — 0.1%
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*	175,000	112,000
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	89,000	25,810
		137,810
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16†*(9)(10)	375,000	29,531
Satellite Telecom — 0.8%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	780,000	721,500
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	160,000	145,600
		867,100
Sovereign Agency — 0.1%
RSHB Capital SA for OJSC Russian Agricultural Bank Notes 7.13% due 01/14/14	100,000	63,544
Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II Sub. Notes 10.50% due 01/15/15*(1)	275,000	55,000
Steel-Producers — 0.1%
Evraz Group SA Notes 8.88% due 04/24/13*	200,000	81,500
Steel-Specialty — 0.1%
GTL Trade Finance, Inc.
Company Guar.
7.25% due 10/20/17*	100,000	83,886
Telecom Services — 0.3%
Axtel SA Senior Notes 7.63% due 02/01/17*	50,000	34,000
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13	40,000	31,800
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	195,000	137,475
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*	100,000	88,000
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	50,000	43,000
		334,275
Telecommunication Equipment — 0.1%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16†*(10)(20)	565,000	149,725
Transport-Marine — 0.0%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14	60,000	39,150

Transport-Rail — 0.0%
TFM SA de CV Senior Notes 9.38% due 05/01/12		30,000	27,450
Total Foreign Corporate Bonds & Notes (cost $9,999,692)			6,508,427
FOREIGN GOVERNMENT AGENCIES — 2.9%
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	516,000	226,122
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	644,000	273,011
Federal Republic of Brazil Notes 8.00% due 01/15/18		300,000	336,000
Federal Republic of Brazil Notes 10.00% due 01/01/10	BRL	1,000	441
Federal Republic of Brazil Notes 11.00% due 08/17/40		150,000	195,750
Gabonese Republic Senior Notes 8.20% due 12/12/17*		32,000	21,280
Republic of Argentina Notes 5.25% due 12/31/38(8)		40,000	7,600
Republic of Argentina Bonds 7.00% due 09/12/13		116,000	38,454
Republic of Colombia Bonds 7.38% due 09/18/37		140,000	137,200
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	405,000,000	29,371
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	764,000,000	57,769
Republic of Panama Bonds 6.70% due 01/26/36		128,000	115,200
Republic of Panama Notes 7.25% due 03/15/15		88,000	89,760
Republic of Panama Bonds 9.38% due 04/01/29		15,000	16,500
Republic of Peru Notes 7.35% due 07/21/25		48,000	47,760
Republic of Peru Bonds 8.38% due 05/03/16		10,000	10,775
Republic of Turkey Notes 6.88% due 03/17/36		911,000	756,130
Republic of Venezuela Bonds 5.75% due 02/26/16		430,000	182,750
Republic of Venezuela Notes 8.50% due 10/08/14		83,000	43,160
Republic of Venezuela Bonds 9.38% due 01/13/34		228,000	104,880
Russian Federation Senior Bonds 7.50% due 03/31/30(8)		420,420	366,674
United Mexican States Notes 5.63% due 01/15/17		130,000	130,000
United Mexican States Notes 6.75% due 09/27/34		125,000	131,875
Total Foreign Government Agencies (cost $3,809,530)			3,318,462
LOANS — 0.3%
Diversified Financial Services — 0.3%
Wind Acquisition Holdings Finance S.A. BTL-B 11.75% due 12/21/11(5)(6)(11)(12) (cost $568,045)		565,438	353,399
U.S. GOVERNMENT AGENCIES — 53.7%
Federal Home Loan Mtg. Corp. — 16.0%
4.50% due 11/01/19		281,407	288,832
5.00% due 06/01/19		56,659	58,384
5.00% due 09/01/19		136,703	140,865
5.00% due 07/01/35		265,128	271,311
5.00% due 06/01/38		3,239,689	3,314,238
5.50% due 07/01/35		216,892	222,290
5.50% due 09/01/35		390,329	400,043
5.50% due 11/01/37		3,100,037	3,176,527
5.50% due 07/01/38		2,165,932	2,219,158
6.00% due 09/01/22		114,689	118,929
6.00% due 01/01/34		196,155	202,508
6.00% due 08/01/35		376,065	387,892
6.00% due 01/01/38		2,951,425	3,043,782
6.00% due January TBA		1,789,000	1,842,670
6.50% due January TBA		2,550,000	2,648,017
Federal Home Loan Mtg. Corp., REMIC Series 2942, Class TF
1.54% due 03/15/35(1)(13)		163,956	161,938
			18,497,384
Federal National Mtg. Assoc. — 34.9%

4.42% due 02/01/34(1)		30,312	30,236
4.50% due 06/01/19		594,020	609,507
4.55% due 03/01/35(1)		2,876,057	2,869,447
4.61% due 12/01/34(1)		72,414	72,549
4.72% due 10/01/34(1)		526,091	526,078
4.89% due 09/01/34(1)		483,412	485,008
5.00% due 01/01/20		48,303	49,774
5.00% due 04/01/20		28,762	29,602
5.00% due 08/01/20		564,531	581,013
5.00% due 06/01/34		609,083	623,098
5.00% due 04/01/35		595,515	608,846
5.00% due 08/01/35		253,938	259,623
5.00% due 09/01/35		946,707	967,900
5.00% due 04/01/38		1,487,388	1,520,369
5.00% due 05/01/38		3,333,531	3,407,115
5.00% due 07/01/38		988,782	1,010,608
5.05% due 09/01/35(1)		2,570,769	2,608,162
5.30% due 08/01/35(1)		3,985,847	4,025,531
5.50% due 09/01/19		46,613	48,230
5.50% due 10/01/22		324,731	335,010
5.50% due 02/01/35		485,179	497,935
5.50% due 03/01/35		471,917	484,325
5.50% due 06/01/35		99,579	102,197
5.50% due 07/01/35		257,802	264,581
5.50% due 08/01/35		406,173	417,106
5.50% due 09/01/35		217,575	223,295
5.50% due 11/01/35		1,522,260	1,562,285
5.50% due 02/01/36		392,941	403,273
5.50% due 03/01/36		224,083	229,975
5.50% due 03/01/37		1,072,811	1,100,958
5.50% due 08/01/37		460,057	472,127
5.50% due 06/01/38		1,228,122	1,260,221
5.50% due 08/01/38		1,156,453	1,186,678
6.00% due 09/01/32		70,551	73,122
6.00% due 10/01/34		279,118	288,026
6.00% due 08/01/35		341,926	353,464
6.00% due 11/01/35		147,652	152,203
6.00% due 01/01/36		349,764	360,545
6.00% due 03/01/36		241,707	249,119
6.00% due 05/01/36		247,775	255,374
6.00% due 10/01/37		2,221,238	2,289,233
6.00% due January TBA		1,400,000	1,441,125
6.50% due January TBA		3,375,000	3,504,728
7.50% due 02/01/30		115,669	122,484
Federal National Mtg. Assoc., REMIC Series 2005-58, Class FC
0.72% due 07/25/35(1)(13)		569,820	547,422
Series 2007-1, Class NF
0.72% due 02/25/37(1)(13)		626,883	589,678
Series 2005-122, Class FN
0.82% due 01/25/36(1)(13)		1,392,132	1,375,887
			40,475,072
Government National Mtg. Assoc. — 2.8%
6.00% due 02/20/35		92,308	95,193
6.00% due January TBA		3,000,000	3,094,686
6.50% due 10/20/34		73,777	77,200
			3,267,079
Total U.S. Government Agencies (cost $60,836,805)			62,239,535
COMMON STOCK — 0.2%
Food-Misc. — 0.0%
Wornick Co.†		765	38,250
Independent Power Producers — 0.0%
Mirant Corp.†		217	4,095
Medical-Hospitals — 0.0%
MedCath Corp.†		1,435	14,981
Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†		20,525	185,957
Transmeridian Exploration, Inc.†		126	2
			185,959
Oil-Field Services — 0.0%
Trico Marine Services, Inc.†		4,458	19,927
Total Common Stock (cost $648,674)			263,212
PREFERRED STOCK — 0.1%
Medical-Generic Drugs — 0.1%
Mylan, Inc.
6.50%		142	93,582
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. 15.00%(4)		649	5,192
Total Preferred Stock (cost $199,909)			98,774
Total Long-Term Investment Securities (cost $147,789,187)			119,506,606
SHORT-TERM INVESTMENT SECURITIES — 6.3%
Finance-Auto Loans — 0.4%
Ford Motor Credit Co. LLC Senior Notes 5.54% due 04/15/09(1)		$475,000	458,375
Foreign Government Treasury — 0.0%
Bank Negara Malaysia Monetary Notes 2.75% due 01/06/09	MYR	56,000	16,179
Time Deposits — 5.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09		6,792,000	6,792,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills — 0.1%
0.04% due 02/26/09(17)		30,000	29,999
0.03% due 05/28/09(17)		50,000	49,984
			79,983

Total Short-Term Investment Securities (cost $7,270,503)		7,346,537
TOTAL INVESTMENTS (cost $155,059,690)(14)	109.4%	126,853,143
Liabilities in excess of other assets	(9.4)	(10,943,966)
NET ASSETS	100.0%	$115,909,177

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $9,593,426 representing 8.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security
(1)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(2)	Commercial Mortgage Backed Security
(3)	Variable Rate Security - the rate reflected is as of December 31, 2008, maturity date reflects the stated maturity date.
(4)	Fair valued security; see Note 1
(5)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $501,119 representing 0.4% of net assets.
(6)

To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2008, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets

ICO North America, Inc.
Notes
7.50% due 08/15/09	08/11/05	$25,000	$25,000

	02/15/08	1,000	1,000

	09/11/08	1,000	1,000
		$27,000	$27,000	$8,100	$30.00	0.00%
Southern Energy, Inc.
Notes
7.90% due 07/15/09	01/10/05	175,000	0	0	0.00	0.00%

Wind Acquisition Holdings Finance S.A.
11.75% due 12/11/21	06/21/07	103,187	104,461
	10/31/07	3,325	3,325
	11/01/07	200,000	201,908
	11/09/07	200,000	200,464
	01/31/08	16,127	16,127
	04/18/08	14,798	14,798
	07/18/08	13,563	13,563
	10/18/08	14,438	14,438
		$565,438	$569,084	353,399	62.50	0.31%
				$361,499		0.31%

(7)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Company has filed Chapter 11 bankruptcy protection.
(10)	Bond in default
(11)

The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)

Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)	Collateralized Mortgage Obligation
(14)	See Note 4 for cost of investments on a tax basis.
(15)	Subsequent to December 31, 2008, the Company has filed Chapter 11 bankruptcy protection.
(16)	Income may be received in cash or additional shares at the discretion of the issuer.
(17)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(18)	Denominated in United States dollars unless otherwise indicated.
(19)	Bond is in default subsequent to December 31, 2008.
(20)	Subsequent to December 31, 2008, the Company has filed for bankruptcy protection in country of issuance.
BTL	— Bank Term Loan
REMIC	— Real Estate Mortgage Investment Conduit
TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

						Unrealized
Number of			Expiration	Value at	Value as of	Appreciation
Contracts		Description	Date	Trade Date	December, 31 2008	(Depreciation)
20	Short	U. S. Treasury Long Bonds	March 2009	$2,703,154	$2,760,938	$(57,784)

BRL	—	Brazilian Real
IDR	—	Indian Rupee
MYR	—	Malaysian Ringgit

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

	Principal	Market Value
Security Description	Amount	(Note 1)
SHORT-TERM INVESTMENT SECURITIES — 100.8%
Asset-Backed Commercial Paper — 60.9%
Barton Capital LLC 1.45% due 01/12/09*	$1,000,000	$999,557
CAFCO LLC 1.60% due 02/18/09*	10,000,000	9,978,667
Cancara Asset Securitisation LLC 2.02% due 01/12/09*	6,000,000	5,996,297
Cancara Asset Securitisation LLC 2.65% due 02/05/09*	4,000,000	3,989,694
Chariot Funding LLC 1.40% due 01/21/09*	3,000,000	2,997,667
Charta LLC 1.55% due 02/23/09*	9,000,000	8,979,462
Ciesco LLC 1.55% due 02/12/09*	2,000,000	1,996,383
Ciesco LLC 2.12% due 02/04/09*	2,000,000	1,995,996
Edison Asset Securitization LLC* 2.17% due 02/04/09	2,000,000	1,995,901
Eli Lilly & Co. 1.40% due 01/29/09*	5,000,000	4,994,556
Fairway Finance Co. LLC 3.40% due 01/23/09*	5,000,000	4,989,611
Falcon Asset Securitization Co. LLC 2.00% due 01/09/09*	6,000,000	5,997,333
Gemini Securitization Corp. LLC 1.95% due 02/20/09*	1,000,000	997,292
Gemini Securitization Corp. LLC 2.25% due 02/05/09*	2,000,000	1,995,625
Gemini Securitization Corp. LLC 2.85% due 02/09/09*	3,000,000	2,990,737
General Electric Capital Corp. 0.04% due 01/02/09	9,000,000	8,999,990
Gotham Funding Corp. 1.70% due 02/05/09*	5,000,000	4,991,736
Govco LLC 1.53% due 02/13/09*	1,000,000	998,173
Govco LLC 1.60% due 02/17/09*	1,000,000	997,911
Jupiter Securitization Co. LLC 1.40% due 02/09/09*	7,000,000	6,989,383
Old Line Funding LLC 1.50% due 02/12/09*	10,000,000	9,982,500
Park Avenue Receivables Corp. 1.40% due 02/17/09*	7,000,000	6,987,206
Park Avenue Receivables Corp. 2.00% due 01/09/09*	3,000,000	2,998,667
PNC Funding Corp. 3.00% due 03/12/09	9,000,000	8,979,570
UnionBanCal Commercial Funding Corp. 0.01% due 01/02/09	9,000,000	8,999,997
Victory Receivables Corp. 1.05% due 02/09/09*	3,000,000	2,996,587
Total Asset-Backed Commercial Paper (cost $124,784,428)		124,816,498
Certificates of Deposit — 4.4%
Chase Bank USA NA 1.75% due 02/18/09
(cost $9,000,000)	9,000,000	9,000,000
Corporate Notes — 0.3%
Cheyne Finance LLC 5.33% due 10/25/07*(1)(2)(3)(4)(5)(7)	592,098	15,162
Cheyne Finance LLC 5.32% due 01/25/08*(1)(2)(3)(4)(5)(7)	394,530	10,179
Issuer Entity LLC 2.76% due 10/29/09(1)(3)(6)(7)	2,170,663	641,431
Total Corporate Notes (cost $2,195,934)		666,772
U.S. Government Agencies — 22.5%
Federal Home Loan Bank Disc. Notes
1.05% due 02/23/09	10,000,000	9,984,542
2.48% due 02/09/09	8,000,000	7,978,507
Federal Home Loan Mtg. Corp. Disc. Notes
0.12% due 01/21/09	14,031,000	14,030,064
0.32% due 04/01/09	1,000,000	999,630
1.15% due 04/02/09	2,000,000	1,999,260
1.15% due 05/06/09	2,000,000	1,998,280
2.61% due 02/19/09	6,000,000	5,978,685
Federal National Mtg. Assoc. Disc. Notes 0.54% due 06/22/09	3,000,000	2,995,740
Total U.S. Government Agencies (cost $45,949,458)		45,964,708
U.S. Government Treasuries — 12.7%
United States Treasury Bills 0.01% due 01/02/09
(cost $26,006,993)	26,007,000	26,006,993
Total Short-Term Investment Securities — 100.8% (cost $207,936,813)		206,454,971
TOTAL INVESTMENTS (cost $207,936,813)(8)	100.8%	206,454,971
Liabilities in excess of other assets	(0.8)	(1,633,110)
NET ASSETS	100.0%	$204,821,861

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2008, the aggregate value of these securities was $97,862,282 representing 47.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)	Illiquid security. At December 31, 2008, the aggregate value of these securities was $666,772, representing 0.3% of net assets.
(2)	Security in default
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2008.
(4)

Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(5)

On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the “Receiver”). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and a distribution to senior creditors, including the Fund, was made. Furthermore, an additional distribution to senior creditors, including the Fund, was made on August 13, 2008. The market value of the Notes, as of December 31, 2008, represents the Notes’ residual value that may be distributed to the Portfolio.

(6)

The secured liquidity notes (“SLNs”) issued by the Ottimo Funding Ltd. (“Ottimo”) and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the “New Notes”) issued by a new entity, Issuer Entity, LLC (“Issuer Entity”), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 29, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(7)	Fair valued security; see Note 1
(8)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Industry Allocation#
Asset Backed/Trade & Term Receivable	25.9%
U.S. Government Agencies	22.4
Asset Backed/Multi-Asset	19.5
U.S. Government Treasury	12.7
Finance	8.8
Domestic Banks	8.8
Pharmaceuticals	2.4
Asset Backed/Mortgages	0.3
100.8%

# Calculated as a percentage of net assets

SEASONS SERIES TRUST

FOCUS GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008

(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.9%
Aerospace/Defense — 7.5%
General Dynamics Corp.	40,924	$2,356,813
Lockheed Martin Corp.	30,317	2,549,054
		4,905,867
Agricultural Chemicals — 3.1%
Monsanto Co.	29,178	2,052,672
Agricultural Operations — 3.7%
Bunge, Ltd.	47,320	2,449,756
Beverages-Non-alcoholic — 3.1%
PepsiCo, Inc.	36,500	1,999,105
Commercial Services-Finance — 2.7%
Mastercard, Inc., Class A	12,207	1,744,747
Computers — 7.4%
Apple, Inc.†	56,672	4,836,955
Diversified Banking Institutions — 2.7%
JPMorgan Chase & Co.	55,000	1,734,150
Diversified Minerals — 0.5%
Cia Vale do Rio Doce ADR	27,295	330,543
Engineering/R&D Services — 4.2%
ABB, Ltd. ADR	182,825	2,744,203
Finance-Other Services — 1.8%
CME Group, Inc.	5,730	1,192,470
Food-Canned — 3.1%
Treehouse Foods, Inc.†	75,000	2,043,000
Food-Misc. — 3.1%
Kraft Foods, Inc., Class A	75,000	2,013,750
Instruments-Scientific — 2.6%
Thermo Fisher Scientific, Inc.†	50,000	1,703,500
Internet Security — 3.0%
McAfee, Inc.†	56,500	1,953,205
Medical Products — 2.9%
Becton Dickinson & Co.	27,700	1,894,403
Medical-Biomedical/Gene — 10.0%
Celgene Corp.†	64,413	3,560,751
Gilead Sciences, Inc.†	58,780	3,006,009
		6,566,760
Oil & Gas Drilling — 2.0%
Transocean, Ltd.†	28,276	1,336,041
Oil Companies-Exploration & Production — 2.2%
Devon Energy Corp.	22,400	1,471,904
Retail-Building Products — 3.4%
Lowe’s Cos., Inc.	103,711	2,231,861
Retail-Drug Store — 7.1%
CVS Caremark Corp.	161,900	4,653,006
Retail-Restaurants — 8.9%
Chipotle Mexican Grill, Inc., Class A†	40,895	2,534,672
McDonald’s Corp.	53,183	3,307,451
		5,842,123
Transport-Rail — 3.2%
Union Pacific Corp.	43,853	2,096,173
Web Portals/ISP — 3.7%
Google, Inc., Class A†	7,899	2,430,127
Total Common Stock
(cost $69,467,811)		60,226,321
EXCHANGE TRADED FUNDS — 1.8%
Index Fund — 1.8%
iShares Russell 1000 Growth Index Fund
(cost $1,160,614)	32,500	1,204,450
Total Long-Term Investment Securities
(cost $70,628,425)		61,430,771
SHORT-TERM INVESTMENT SECURITIES — 2.3%
Time Deposit — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(1) (cost $1,457,000)	$1,457,000	1,457,000
REPURCHASE AGREEMENT — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $1,340,001 and collateralized by $1,285,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,368,140 (cost $1,340,000)	1,340,000	1,340,000
TOTAL INVESTMENTS
(cost $73,425,425)(2)	98.0%	64,227,771
Other assets less liabilities	2.0	1,305,256
NET ASSETS	100.0%	$65,533,027

†	Non-income producing security
(1)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 0.3%.

(2)	See Note 4 for cost of investments on a tax basis.
ADR—	American Depository Receipt

See Notes to Portfolio of Investments

Seasons Series Trust
Focus TechNet Portfolio

Portfolio of Investments — December 31, 2008
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 93.9%
Applications Software — 4.3%
Salesforce.com, Inc.†	27,190	$870,352
Cellular Telecom — 2.4%
NII Holdings, Inc.†	27,200	494,496
Commercial Services-Finance — 3.1%
Bankrate, Inc.†	16,850	640,300
Computer Services — 7.6%
Cognizant Technology Solutions Corp., Class A†	55,190	996,731
IHS, Inc., Class A†	15,000	561,300
		1,558,031
Computers — 7.0%
Hewlett-Packard Co.	39,125	1,419,846
Computers-Integrated Systems — 5.7%
Brocade Communications Systems, Inc.†	79,200	221,760
Riverbed Technology, Inc.†	83,440	950,382
		1,172,142
Consulting Services — 3.2%
Gartner, Inc.†	37,150	662,384
Data Processing/Management — 2.6%
Fiserv, Inc.†	14,800	538,276
E-Commerce/Products — 3.5%
Amazon.com, Inc.†	14,095	722,792
Electronic Components-Semiconductors — 3.3%
Macrovision Solutions Corp.†	53,400	675,510
Electronic Forms — 1.8%
Adobe Systems, Inc.†	17,600	374,704
Electronic Measurement Instruments — 3.3%
Itron, Inc.†	10,655	679,150
Energy-Alternate Sources — 5.0%
First Solar, Inc.†	7,320	1,009,867
Enterprise Software/Service — 4.6%
Lawson Software, Inc.†	83,900	397,686
Oracle Corp.†	30,400	538,992
		936,678
Entertainment Software — 1.9%
Activision Blizzard, Inc.†	45,200	390,528
Finance-Investment Banker/Broker — 2.6%
The Charles Schwab Corp.	32,400	523,908
Finance-Other Services — 2.0%
CME Group, Inc.	1,925	400,612
Internet Infrastructure Software — 5.4%
AsiaInfo Holdings, Inc.†	92,225	1,091,944
Internet Security — 3.3%
McAfee, Inc.†	19,700	681,029
Networking Products — 2.3%
Cisco Systems, Inc.†	29,100	474,330
Power Converter/Supply Equipment — 1.4%
Energy Conversion Devices, Inc.†	11,095	279,705
Web Hosting/Design — 3.4%
Equinix, Inc.†	12,935	688,013
Web Portals/ISP — 4.4%
Google, Inc., Class A†	2,905	893,723
Wireless Equipment — 9.8%
American Tower Corp., Class A†	21,785	638,736
QUALCOMM, Inc.	38,230	1,369,781
		2,008,517
Total Long-Term Investment Securities
(cost $23,835,268)		19,186,837
SHORT-TERM INVESTMENT SECURITIES — 1.8%
Time Deposit — 1.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 01/02/09(1) (cost $378,000)	$378,000	378,000
REPURCHASE AGREEMENT — 1.6%

Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $322,000 and collateralized by $310,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $330,057

(cost $322,000)	322,000	322,000
TOTAL INVESTMENTS
(cost $24,535,268)(2)	97.3%	19,886,837
Other assets less liabilities	2.7	551,354
NET ASSETS	100.0%	$20,438,191

†	Non-income producing security
(1)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 0.1%.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.8%
Aerospace/Defense — 7.9%
General Dynamics Corp.	24,128	$1,389,531
Lockheed Martin Corp.	17,874	1,502,846
		2,892,377
Agricultural Chemicals — 3.3%
Monsanto Co.	17,202	1,210,161
Applications Software — 4.6%
Microsoft Corp.	88,000	1,710,720
Cable TV — 3.4%
Comcast Corp., Special Class A	78,293	1,264,432
Commercial Services-Finance — 2.8%
Mastercard, Inc., Class A	7,197	1,028,667
Computers — 3.5%
Apple, Inc.†	6,363	543,082
Dell, Inc.†	74,500	762,880
		1,305,962
Diversified Banking Institutions — 6.1%
Bank of America Corp.	70,000	985,600
JPMorgan Chase & Co.	40,000	1,261,200
		2,246,800
Diversified Manufacturing Operations — 1.8%
General Electric Co.	40,000	648,000
Electric-Integrated — 4.1%
FPL Group, Inc.	30,000	1,509,900
Food-Misc. — 3.6%
Kraft Foods, Inc., Class A	50,000	1,342,500
Insurance Brokers — 4.0%
Willis Group Holdings, Ltd.	59,500	1,480,360
Medical Information Systems — 4.3%
Eclipsys Corp.†	110,777	1,571,926
Medical-Drugs — 4.3%
Pfizer, Inc.	90,000	1,593,900
Multimedia — 3.1%
The Walt Disney Co.	50,000	1,134,500
Oil & Gas Drilling — 5.6%
Helmerich & Payne, Inc.	53,700	1,221,675
Transocean, Ltd.†	17,538	828,671
		2,050,346
Oil Companies-Integrated — 6.9%
Chevron Corp.	20,000	1,479,400
Marathon Oil Corp.	39,100	1,069,776
		2,549,176
Retail-Building Products — 3.6%
Lowe’s Cos., Inc.	61,145	1,315,840
Retail-Restaurants — 5.3%
McDonald’s Corp.	31,355	1,949,968
Telephone-Integrated — 5.4%
AT&T, Inc.	50,000	1,425,000
Level 3 Communications, Inc.†	779,800	545,860
		1,970,860
Transport-Rail — 3.4%
Union Pacific Corp.	25,855	1,235,869
Web Portals/ISP — 2.1%
Google, Inc., Class A†	2,499	768,817
Wireless Equipment — 2.7%
Crown Castle International Corp.†	57,000	1,002,060
Total Common Stock
(cost $43,038,668)		33,783,141
CONVERTIBLE BONDS & NOTES — 3.3%
Telephone-Integrated — 3.3%
Level 3 Communications, Inc.
10.00% due 05/01/11
(cost $1,063,867)	$2,000,000	1,192,500
Total Long-Term Investment Securities
(cost $44,102,535)		34,975,641
SHORT-TERM INVESTMENT SECURITIES — 2.9%
Time Deposit — 2.9%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 01/02/09
	813,000	813,000
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 01/02/09(1)	263,000	263,000
Total Short-Term Investment Securities
(cost $1,076,000)		1,076,000
TOTAL INVESTMENTS
(cost $45,178,535)(2)	98.0%	36,051,641
Other assets less liabilities	2.0	744,750
NET ASSETS	100.0%	$36,796,391

†	Non-income producing security
(1)

As of December 31, 2008, the Portfolio held an undivided interest in a Euro Time Deposit with State Street Bank & Trust Co. in the amount and at the rate set forth above. The aggregate principal amount of this Euro Time Deposit was $435,026,000 and the Portfolio’s percentage interest was 0.1%.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 95.9%
Applications Software — 5.3%
Microsoft Corp.	217,730	$4,232,671
Banks-Fiduciary — 3.3%
The Bank of New York Mellon Corp.	94,713	2,683,219
Consumer Products-Misc. — 3.3%
Fortune Brands, Inc.	64,200	2,650,176
Diversified Manufacturing Operations — 1.5%
General Electric Co.	74,010	1,198,962
Diversified Operations — 3.3%
Hutchison Whampoa, Ltd.(1)	518,600	2,615,974
E-Commerce/Products — 4.8%
Amazon.com, Inc.†	75,000	3,846,000
Electronic Components-Misc. — 4.8%
AVX Corp.	484,543	3,847,271
Electronic Components-Semiconductors — 2.0%
Intel Corp.	111,425	1,633,491
Finance-Credit Card — 1.6%
American Express Co.	69,785	1,294,512
Financial Guarantee Insurance — 0.8%
MBIA, Inc.†	151,555	616,829
Food-Misc. — 1.9%
Kraft Foods, Inc., Class A	56,205	1,509,104
Insurance-Multi-line — 13.6%
Hartford Financial Services Group, Inc.	26,125	428,972
Loews Corp.	175,000	4,943,750
Old Republic International Corp.	460,000	5,483,200
		10,855,922
Medical-Drugs — 2.0%
Pfizer, Inc.	91,580	1,621,882
Oil Companies-Exploration & Production — 9.7%
Devon Energy Corp.	75,000	4,928,250
EnCana Corp.	61,500	2,858,520
		7,786,770
Oil Refining & Marketing — 1.4%
Sunoco, Inc.	25,065	1,089,325
Publishing-Newspapers — 6.3%
The Washington Post Co., Class B	13,000	5,073,250
Real Estate Investment Trusts — 7.4%
Kimco Realty Corp.	324,800	5,937,344
Real Estate Operations & Development — 6.6%
Forest City Enterprises, Inc., Class A	129,239	865,901
Hang Lung Group, Ltd.(1)	602,000	1,837,468
Henderson Land Development Co., Ltd.(1)	683,000	2,551,450
		5,254,819
Retail-Building Products — 1.8%
Home Depot, Inc.	64,205	1,477,999
Steel-Producers — 2.5%
POSCO ADR	26,700	2,009,175
Telecom Equipment-Fiber Optics — 1.1%
Sycamore Networks, Inc.†	325,000	874,250
Telephone-Integrated — 8.4%
AT&T, Inc.	28,500	812,250
Telephone & Data Systems, Inc.	210,000	5,901,000
		6,713,250
Transport-Marine — 2.5%
Teekay Corp.	100,000	1,965,000
Total Long-Term Investment Securities
(cost $96,519,163)		76,787,195
REPURCHASE AGREEMENT — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 12/31/08, to be repurchased 01/02/09 in the amount of $2,148,001 and collateralized by $2,065,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having an approximate value of $2,197,958 (cost $2,148,000)	$2,148,000	2,148,000
TOTAL INVESTMENTS
(cost $98,667,163)(2)	98.6%	78,935,195
Other assets less liabilities	1.4	1,144,260
NET ASSETS	100.0%	$80,079,455

†	Non-income producing security
(1)	Security was valued using fair value procedures at December 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES # — 98.7%
Domestic Equity Investment Companies — 69.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	416,381	$2,281,064
Seasons Series Trust Focus Value Portfolio, Class 3	409,816	3,548,596
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,340,997	20,280,993
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,019,437	31,881,012
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	84,581	552,576
Seasons Series Trust Mid Cap Value Portfolio, Class 3	927,216	7,852,967
Seasons Series Trust Small Cap Portfolio, Class 3	3,308,034	18,512,888
Total Domestic Equity Investment Companies
(cost $137,795,430)		84,910,096
Fixed Income Investment Companies — 2.9%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	108,269	1,156,522
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	292,654	2,304,019
Total Fixed Income Investment Companies
(cost $4,123,962)		3,460,541
International Equity Investment Companies — 26.0%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $56,855,887)	5,528,922	31,575,194
TOTAL INVESTMENTS
(cost $198,775,279)(1)	98.7%	119,945,831
Other assets less liabilities	1.3	1,634,023
NET ASSETS	100.0%	$121,579,854

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SEASONS SERIES TRUST

ALLOCATION MODERATE GROWTH PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 60.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	1,097,782	$6,013,989
Seasons Series Trust Focus Value Portfolio, Class 3	1,185,421	10,264,588
Seasons Series Trust Large Cap Growth Portfolio, Class 3	9,938,085	60,327,597
Seasons Series Trust Large Cap Value Portfolio, Class 3	12,700,208	100,734,364
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	308,319	2,014,262
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,925,806	24,779,824
Seasons Series Trust Small Cap Portfolio, Class 3	8,612,688	48,199,540
Total Domestic Equity Investment Companies
(cost $389,396,497)		252,334,164
Fixed Income Investment Companies — 17.7%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,568,636	48,801,675
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,147,850	24,782,505
Total Fixed Income Investment Companies
(cost $80,957,753)		73,584,180
International Equity Investment Company — 21.7%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $155,900,600)	15,810,256	90,290,994
TOTAL INVESTMENTS
(cost $626,254,850)(1)	100.0%	416,209,338
Other assets less liabilities	0.0	29,513
NET ASSETS	100.0%	$416,238,851

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION MODERATE PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.3%
Domestic Equity Investment Companies — 51.0%
Seasons Series Trust Focus Growth Portfolio, Class 3	371,156	$2,033,305
Seasons Series Trust Focus Value Portfolio, Class 3	469,105	4,061,989
Seasons Series Trust Large Cap Growth Portfolio, Class 3	4,198,239	25,484,755
Seasons Series Trust Large Cap Value Portfolio, Class 3	5,684,794	45,090,141
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	155,865	1,018,275
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,098,056	9,299,878
Seasons Series Trust Small Cap Portfolio, Class 3	2,962,410	16,578,655
Total Domestic Equity Investment Companies
(cost $157,299,458)		103,566,998
Fixed Income Investment Companies — 32.8%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,658,007	39,074,432
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,505,329	27,596,874
Total Fixed Income Investment Companies
(cost $74,533,929)		66,671,306
International Equity Investment Company — 16.5%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $57,529,925)	5,888,855	33,630,740
TOTAL INVESTMENTS
(cost $289,363,312)(1)	100.3%	203,869,044
Liabilities in excess of other assets	(0.3)	(647,674)
NET ASSETS	100.0%	$203,221,370

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO

Portfolio of Investments — December 31, 2008
(unaudited)

		Market Value
Security Description	Shares	(Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES # — 100.7%
Domestic Equity Investment Companies — 40.6%
Seasons Series Trust Focus Growth Portfolio, Class 3	233,848	$1,281,090
Seasons Series Trust Focus Value Portfolio, Class 3	298,702	2,586,471
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,913,594	11,616,177
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,127,796	24,808,769
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	195,149	1,274,918
Seasons Series Trust Mid Cap Value Portfolio, Class 3	610,753	5,172,715
Seasons Series Trust Small Cap Portfolio, Class 3	1,056,965	5,915,134
Total Domestic Equity Investment Companies
(cost $77,352,162)		52,655,274
Fixed Income Investment Companies — 48.0%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	3,903,826	41,700,241
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,609,957	20,547,761
Total Fixed Income Investment Companies
(cost $67,818,061)		62,248,002
International Equity Investment Companies — 12.1%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $25,222,702)	2,737,023	15,630,900
TOTAL INVESTMENTS
(cost $170,392,925)(1)	100.7%	130,534,176
Liabilities in excess of other assets	(0.7)	(926,901)
NET ASSETS	100.0%	$129,607,275

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS - December 31, 2008 - (unaudited)

Note 1. Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices are unreliable.This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange.The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Forward contracts are valued at the 4:00 p.m. Eastern Time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of  last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements “ (“FAS157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts.  FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 - Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of December 31, 2008:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/Equity Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$51,051,821	$(65,509)	$78,862,362	$(381,053)	$34,882,868	$(305,233)

Level 2 - Other Significant Observable Inputs	39,633,571	—	100,804,739	—	106,344,732	—

Level 3 - Significant Unobservable Inputs	116,214	—	257,279	—	430,167	—
Total	$90,801,606	$(65,509)	$179,924,380	$(381,053)	$141,657,767	$(305,233)

	Multi- Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$16,024,762	$(293,569)	$100,487,376	$926,173	$157,891,018	$—

Level 2 - Other Significant Observable Inputs	99,960,705	—	129,418,764	(1,011,797)	14,545,289	—

Level 3 - Significant Unobservable Inputs	261,354	—	1,036,518	—	—	—
Total	$116,246,821	$(293,569)	$230,942,658	$(85,624)	$172,436,307	$—

	Large Cap Growth Portfolio		Large Cap Composite Portfolio		Large Cap Value Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$174,454,183	$11,000	$22,203,668	$6,929	$282,015,734	$16,175

Level 2 - Other Significant Observable Inputs	18,683,592	—	1,250,059	—	12,664,066	—

Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$193,137,775	$11,000	$23,453,727	$6,929	$294,679,800	$16,175

	Mid Cap Growth Portfolio		Mid Cap Value Portfolio		Small Cap Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$68,314,711	$36,550	$122,669,756	$36,532	$136,384,262	$69,111

Level 2 - Other Significant Observable Inputs	2,905,078	—	3,522,999	—	13,246,110	—

Level 3 - Significant Unobservable Inputs	—	—	—	—	0	—
Total	$71,219,789	$36,550	$126,192,755	$36,532	$149,630,372	$69,111

	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$9,668,209	$85,550	$107,548,900	$—	$398,527	$(57,784)

Level 2 - Other Significant Observable Inputs	253,909,310	—	195,337,807	—	125,072,376	—

Level 3 - Significant Unobservable Inputs	8,116,483	—	435,125	—	1,382,240	—
Total	$271,694,002	$85,550	$303,321,832	$—	$126,853,143	$(57,784)

	Cash Management Portfolio		Focus Growth Portfolio		Focus TechNet Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$—	$—	$61,430,771	$—	$19,186,837	$—

Level 2 - Other Significant Observable Inputs	205,788,199	—	2,797,000	—	700,000	—

Level 3 - Significant Unobservable Inputs	666,772	—	—	—	—	—
Total	$206,454,971	$—	$64,227,771	$—	$19,886,837	$—

	Focus Growth and Income Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$33,783,141	$—	$69,782,303	$—	$119,945,831	$—

Level 2 - Other Significant Observable Inputs	2,268,500	—	9,152,892	—	—	—

Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$36,051,641	$—	$78,935,195	$—	$119,945,831	$—

	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$416,209,338	$—	$203,869,044	$—	$130,534,176	$—

Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—

Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$416,209,338	$—	$203,869,044	$—	$130,534,176	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/Equity Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—

Accrued discounts/premiums	—	—	—	—	—	—

Realized gain(loss)	6	—	145	—	60	—

Change in unrealized appreciation(depreciation)	(46,448)	—	(108,362)	—	(165,443)	—

Net purchases(sales)	(2,099)	—	(9,869)	—	(7,091)	—

Transfers in and/or out of Level 3	164,755	—	375,365	—	602,641	—
Balance as of 12/31/2008	$116,214	$—	$257,279	$—	$430,167	$—

	Multi- Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Small Cap Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$0	$—	$0	$—	$0	$0

Accrued discounts/premiums	—	—	—	—	—	—

Realized gain(loss)	30	—	(24,698)	—	—	—

Change in unrealized appreciation(depreciation)	(112,529)	—	(59,023)	—	—	—

Net purchases(sales)	(9,655)	—	486,988	—	—	—

Transfers in and/or out of Level 3	383,508	—	633,251	—	—	—
Balance as of 12/31/2008	$261,354	$—	$1,036,518	$—	$0	$—

	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$162,984	$—	$0	$—	$0	$—

Accrued discounts/premiums	—	—	—	—	2,309	—

Realized gain(loss)	(1,020,480)	—	(1,129)	—	34	—

Change in unrealized appreciation(depreciation)	(1,159,807)	—	(83,644)	—	(449,343)	—

Net purchases(sales)	5,236,512	—	(10,159)	—	640,585	—

Transfers in and/or out of Level 3	4,897,274	—	530,057	—	1,188,655	—
Balance as of 12/31/2008	$8,116,483	$—	$435,125	$—	$1,382,240	$—

	Cash Management Portfolio
	Investments in Securities	Other Financial Instruments*

Balance as of 3/31/2008	$3,666,787	$—

Accrued discounts/premiums	—	—

Realized gain(loss)	(929,660)	—

Change in unrealized appreciation(depreciation)	(343,369)	—

Net purchases(sales)	(1,726,986)	—

Transfers in and/or out of Level 3	—	—
Balance as of 12/31/2008	$666,772	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements: At December 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	0.50%	$1,000,000
Multi-Managed Moderate Growth Portfolio	0.50	1,000,000
Small Cap Portfolio	0.50	1,000,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2008, bearing interest at a rate of 0.02% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,222, and a maturity date of January 2, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Inflation Index Notes	1.88%	07/15/15	$191,774,400	$204,000,018

At December 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with Banc of America Securities:

	Percentage	Principal
Portfolio	Interest	Amount

Multi-Managed Growth Portfolio	0.21%	$185,000
Multi-Managed Moderate Growth Portfolio	2.38	2,055,000
Multi-Managed Income/Equity Portfolio	2.48	2,145,000
Multi-Managed Income Portfolio	0.99	855,000
Large Cap Value Portfolio	7.99	6,905,000
Mid Cap Growth Portfolio	1.10	950,000
Diversified Fixed Income Portfolio	0.12	105,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

Banc of America Securities, dated December 31, 2008, bearing interest at a rate of 0.03% per annum, with a principal amount of $86,395,000, a repurchase price of $86,395,144 and a maturity date of January 2, 2009.  The repurchase agreement is collateralized by the following:

	Interest	Maturity	Principal	Market
Type of Collateral	Rate	Date	Amount	Value

U.S. Treasury Bills	0.36%	10/22/09	$88,345,000	$88,087,587

Note 3. Transactions with Affiliates:  As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof.  During the period ended December 31, 2008 the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

			Market				Change	Market
			Value at	Cost	Proceeds		in	Value at
			March 31,	of	of	Realized	Unrealized	December 31,
Portfolio	Security	Income	2008	Purchases	Sales	Gain/Loss	Gain (Loss)	2008

Large Cap Growth	AIG	$6,394	$671,240	$61,270	$108,739	$(1,051,165)	$427,394	$—
Large Cap Composite	AIG	1,284	130,399	8,307	10,759	(50,142)	(73,814)	3,991
Large Cap Value	AIG	13,043	1,112,823	297,913	7,576	(114,539)	(1,195,721)	92,900
Allocation Growth	Various Seasons Series Trust Portfolios*	12,983,616	195,315,683	40,600,142	43,105,053	(9,923,151)	(62,941,790)	119,945,831
Allocation Moderate Growth	Various Seasons Series Trust Portfolios*	40,721,197	427,970,471	273,390,645	88,140,794	(18,786,931)	(178,224,053)	416,209,338
Allocation Moderate	Various Seasons Series Trust Portfolios*	18,443,561	236,405,384	119,647,515	67,522,944	(13,814,639)	(70,846,272)	203,869,044
Allocation Balanced	Various Seasons Series Trust Portfolios*	10,402,871	122,729,528	74,506,381	27,343,545	(3,475,433)	(35,882,755)	130,534,176

*                 See Portfolio of Investments for details.

Note 4. Federal Income Taxes:  As of December 31, 2008, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain/(Loss)	Investments

Multi-Managed Growth	$4,729,288	$(16,591,705)	$(11,862,417)	$102,664,023
Multi-Managed Moderate Growth	7,537,663	(29,156,991)	(21,619,328)	201,543,708
Multi-Managed Income/Equity	4,036,387	(23,583,618)	(19,547,231)	161,204,998
Multi-Managed Income	2,925,071	(14,705,959)	(11,780,888)	128,027,709
Asset Allocation: Diversified Growth	7,239,052	(65,213,292)	(57,974,240)	292,988,150
Stock	4,260,715	(52,440,792)	(48,180,077)	220,616,384
Large Cap Growth	3,379,070	(55,609,163)	(52,230,093)	245,367,868
Large Cap Composite	819,934	(7,715,527)	(6,895,593)	30,349,320
Large Cap Value	3,066,966	(121,327,891)	(118,260,925)	412,940,725
Mid Cap Growth	2,795,869	(33,371,472)	(30,575,603)	101,795,392
Mid Cap Value	2,242,413	(62,645,057)	(60,402,644)	186,595,399
Small Cap	5,474,551	(39,606,250)	(34,131,699)	183,762,071
International Equity	7,347,269	(87,392,361)	(80,045,092)	351,739,094
Diversified Fixed Income	12,522,406	(15,287,424)	(2,765,018)	306,086,850
Strategic Fixed Income	1,964,751	(30,217,439)	(28,252,688)	155,105,831
Cash Management	47,390	(1,529,232)	(1,481,842)	207,936,813
Focus Growth	3,969,517	(13,358,935)	(9,389,418)	73,617,189
Focus TechNet	611,307	(5,404,574)	(4,793,267)	24,680,104
Focus Growth and Income	942,952	(10,802,151)	(9,859,199)	45,910,840
Focus Value	2,689,892	(23,845,904)	(21,156,012)	100,091,207
Allocation Growth	32,434	(79,110,544)	(79,078,110)	199,023,941
Allocation Moderate Growth	—	(210,333,360)	(210,333,360)	626,542,698
Allocation Moderate	—	(85,873,294)	(85,873,294)	289,742,338
Allocation Balanced	—	(39,987,036)	(39,987,036)	170,521,212

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.   Controls and Procedures.

(a)     An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)     There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 27, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 27, 2009